UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06569
Ivy Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class A : WCEAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	0.99%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WCEAX-1125

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class C : WTRCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$95	1.74%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WTRCX-1125

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class R : IYCEX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$68	1.24%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYCEX-1125

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Institutional Class : ICIEX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$41	0.74%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4943458)
TSSR-ICIEX-1125

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class R6 : ICEQX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$37	0.67%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-ICEQX-1125

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class Y : WCEYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$54	0.99%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$3,900,613,140
Total number of portfolio holdings*	50
Total advisory fees paid (during reporting period)	$11,554,281
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	34.46%
Financials	21.66%
Communication Services	11.22%
Industrials	11.11%
Consumer Discretionary	8.14%
Healthcare	5.84%
Materials	3.75%
Consumer Staples	2.34%
Utilities	0.87%

Top 10 equity holdings
Microsoft	7.58%
NVIDIA	6.52%
Apple	4.67%
Alphabet Class A	4.44%
Taiwan Semiconductor Manufacturing ADR	3.97%
Amazon.com	3.53%
Howmet Aerospace	3.52%
Meta Platforms Class A	2.73%
Broadcom	2.53%
AutoZone	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WCEYX-1125

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class A : IVSAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	0.95%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVSAX-1125

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class C : IVSCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$86	1.70%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVSCX-1125

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class R : IYGOX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$61	1.20%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYGOX-1125

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Institutional Class : IVSIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$36	0.70%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVSIX-1125

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class R6 : IVBDX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$29	0.57%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4943458)
TSSR-IVBDX-1125

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class Y : IVSYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$48	0.95%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$430,019,256
Total number of portfolio holdings*	320
Total advisory fees paid (during reporting period)	$1,043,980
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	41.59%
Australia	10.26%
Spain	8.07%
Japan	5.38%
United Kingdom	3.95%
Netherlands	2.96%
Germany	2.57%
New Zealand	2.54%
Italy	2.13%
Switzerland	1.94%

Sector allocation
Banking	17.19%
Finance Companies	3.67%
Energy	2.58%
Communications	2.18%
Consumer Non-Cyclical	1.96%
Technology	1.88%
Real Estate Investment Trusts	1.41%
Transportation	1.30%
Insurance	1.17%
Electric	1.14%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4943458)
TSSR-IVSYX-1125

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class A : IVINX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.09%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVINX-1125

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class C : IVNCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$100	1.85%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVNCX-1125

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class R : IYIGX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$73	1.35%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYIGX-1125

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Institutional Class : IGIIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$46	0.85%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IGIIX-1125

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class R6 : ITGRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.75%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-ITGRX-1125

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class Y : IVIYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$60	1.10%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$918,676,656
Total number of portfolio holdings*	55
Total advisory fees paid (during reporting period)	$2,951,736
Portfolio turnover rate	18%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.70%
Germany	6.35%
Taiwan	3.96%
India	3.26%
United Kingdom	3.17%
Japan	2.77%
Canada	2.75%
Brazil	2.63%
Spain	2.12%
France	2.08%

Sector allocation*
Information Technology	27.80%
Financials	18.09%
Industrials	12.51%
Consumer Discretionary	12.15%
Healthcare	9.55%
Consumer Staples	7.51%
Communication Services	7.38%
Utilities	1.51%
Energy	1.50%
Materials	1.50%

Top 10 equity holdings
Microsoft	6.02%
NVIDIA	5.47%
Taiwan Semiconductor Manufacturing	3.96%
Apple	3.25%
Amazon.com	2.41%
Mastercard Class A	2.27%
KLA	2.20%
Banco Bilbao Vizcaya Argentaria	2.12%
Airbus	2.08%
Howmet Aerospace	2.07%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVIYX-1125

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class A : WHIAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.88%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WHIAX-1125

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class C : WRHIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$84	1.63%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WRHIX-1125

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class R : IYHIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$58	1.13%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYHIX-1125

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Institutional Class : IVHIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$33	0.63%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVHIX-1125

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class R6 : IHIFX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$28	0.54%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IHIFX-1125

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class Y : WHIYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$45	0.88%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,157,739,688
Total number of portfolio holdings*	282
Total advisory fees paid (during reporting period)	$5,230,957
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.48%
Media	9.18%
Capital Goods	8.33%
Financial Services	6.79%
Telecommunications	6.55%
Basic Industry	6.48%
Healthcare	6.14%
Insurance	4.82%
Technology & Electronics	4.39%
Automotive	4.36%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WHIYX-1125

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class A : IVIAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$55	1.02%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4943458)
TSSR-IVIAX-1125

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class C : IVIFX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$95	1.77%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVIFX-1125

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class R : IYITX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$68	1.27%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYITX-1125

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Institutional Class : ICEIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$41	0.77%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-ICEIX-1125

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class R6 : IINCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$35	0.65%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IINCX-1125

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class Y : IVVYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$55	1.02%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,463,282,951
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,318,266
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Germany	10.69%
United Kingdom	10.29%
Japan	9.54%
Netherlands	7.57%
Brazil	7.55%
China	7.29%
Taiwan	5.36%
India	5.16%
France	5.09%
Singapore	4.02%

Sector allocation*
Industrials	21.59%
Financials	20.02%
Consumer Discretionary	12.56%
Information Technology	12.08%
Healthcare	10.60%
Consumer Staples	7.57%
Communication Services	7.25%
Materials	2.54%
Energy	1.58%
Real Estate	1.45%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.36%
MercadoLibre	3.42%
ING Groep	2.84%
SAP	2.54%
Mitsubishi UFJ Financial Group	2.54%
Airbus	2.41%
Siemens	2.38%
Bharti Airtel	2.36%
Experian	2.35%
Sea ADR	2.28%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVVYX-1125

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class A : WLGAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	0.89%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WLGAX-1125

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class C : WLGCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$89	1.64%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WLGCX-1125

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class R : WLGRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$62	1.14%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WLGRX-1125

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Institutional Class : IYGIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$35	0.64%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYGIX-1125

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class R6 : ILGRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$30	0.55%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-ILGRX-1125

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class Y : WLGYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$48	0.89%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$8,005,758,886
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$19,568,761
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	51.08%
Financials	13.23%
Consumer Discretionary	9.13%
Healthcare	9.12%
Industrials	7.41%
Communication Services	5.41%
Real Estate	1.60%
Consumer Staples	1.40%
Materials	1.40%

Top 10 equity holdings
Microsoft	15.09%
NVIDIA	14.28%
Apple	8.09%
Amazon.com	6.05%
Visa Class A	4.48%
Alphabet Class A	4.43%
Intercontinental Exchange	3.18%
Intuit	2.78%
Mastercard Class A	2.65%
Danaher	2.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WLGYX-1125

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class A : WMGAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$56	1.04%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WMGAX-1125

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class C : WMGCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$96	1.79%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WMGCX-1125

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class R : WMGRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$69	1.29%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WMGRX-1125

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Institutional Class : IYMIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$43	0.79%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYMIX-1125

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class R6 : IGRFX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.67%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IGRFX-1125

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Y : WMGYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$56	1.04%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$4,451,369,418
Total number of portfolio holdings*	62
Total advisory fees paid (during reporting period)	$14,427,905
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.55%
Industrials	22.55%
Consumer Discretionary	20.37%
Healthcare	18.07%
Financials	7.53%
Real Estate	3.28%
Materials	1.96%
Consumer Staples	1.35%
Communication Services	1.23%

Top 10 equity holdings
IDEXX Laboratories	3.88%
Royal Caribbean Cruises	3.69%
CoStar Group	3.28%
Cloudflare Class A	3.01%
Alnylam Pharmaceuticals	2.87%
Fastenal	2.69%
Monolithic Power Systems	2.61%
Datadog Class A	2.45%
Insulet	2.44%
Howmet Aerospace	2.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WMGYX-1125

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class A : IVOAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$57	1.08%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVOAX-1125

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class C : IVOCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$97	1.83%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVOCX-1125

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class R : IVORX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$71	1.33%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVORX-1125

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Institutional Class : IVOIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$44	0.83%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVOIX-1125

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class R6 : IVOSX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$39	0.73%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVOSX-1125

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Y : IVOYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$57	1.08%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$898,906,699
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$2,875,802
Portfolio turnover rate	10%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.14%
Consumer Discretionary	22.67%
Materials	14.03%
Information Technology	11.29%
Healthcare	8.53%
Financials	8.30%
Consumer Staples	5.64%
Real Estate	5.60%

Top 10 equity holdings
L3Harris Technologies	3.02%
Seagate Technology Holdings	3.00%
Rollins	2.94%
Garmin	2.93%
Watsco	2.91%
Fastenal	2.90%
Quest Diagnostics	2.90%
Service Corp. International	2.89%
McCormick & Co.	2.89%
nVent Electric	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVOYX-1125

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class A : WSGAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63	1.13%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WSGAX-1125

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class C : WRGCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$104	1.88%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WRGCX-1125

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class R : WSGRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$77	1.38%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WSGRX-1125

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Institutional Class : IYSIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$49	0.88%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYSIX-1125

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class R6 : IRGFX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42	0.76%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IRGFX-1125

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class Y : WSCYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$63	1.13%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,101,520,644
Total number of portfolio holdings*	82
Total advisory fees paid (during reporting period)	$3,617,310
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	23.98%
Healthcare	23.51%
Industrials	23.47%
Consumer Discretionary	12.13%
Financials	8.30%
Consumer Staples	3.53%
Communication Services	2.53%
Materials	1.23%
Energy	0.96%

Top 10 equity holdings
Lumentum Holdings	3.40%
OSI Systems	3.22%
Universal Technical Institute	2.56%
Tarsus Pharmaceuticals	2.53%
IMAX	2.53%
Everus Construction Group	2.22%
Ollie's Bargain Outlet Holdings	1.98%
Encompass Health	1.95%
Dorman Products	1.88%
Advanced Energy Industries	1.82%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-WSCYX-1125

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class A : IYSAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$60	1.14%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYSAX-1125

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class C : IYSCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$99	1.89%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYSCX-1125

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class R : IYSMX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$73	1.39%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYSMX-1125

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Institutional Class : IVVIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$47	0.89%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IVVIX-1125

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class R6 : ISPVX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.77%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-ISPVX-1125

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class Y : IYSYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$60	1.14%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$353,322,814
Total number of portfolio holdings*	119
Total advisory fees paid (during reporting period)	$1,119,755
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.89%
Financials	16.88%
Information Technology	14.73%
Healthcare	13.10%
Consumer Discretionary	9.07%
Real Estate	6.52%
Energy	3.62%
Materials	3.61%
Consumer Staples	3.53%
Communication Services	2.67%
Utilities	1.99%

Top 10 equity holdings
East West Bancorp	2.20%
Semtech	2.16%
Casey's General Stores	1.89%
Webster Financial	1.83%
Insmed	1.80%
Guidewire Software	1.76%
Axis Capital Holdings	1.68%
Dick's Sporting Goods	1.46%
WESCO International	1.45%
Lincoln Electric Holdings	1.41%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYSYX-1125

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class A : IPOAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$57	1.05%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IPOAX-1125

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class C : IPOCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.80%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IPOCX-1125

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class R : IYPCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$71	1.30%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IYPCX-1125

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Institutional Class : IPOIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$44	0.80%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IPOIX-1125

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class R6 : IMEGX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.65%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IMEGX-1125

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Y : IPOYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$57	1.05%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$684,982,091
Total number of portfolio holdings*	92
Total advisory fees paid (during reporting period)	$1,728,910
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	29.72%
Financials	19.75%
Communication Services	14.52%
Consumer Discretionary	13.05%
Industrials	6.20%
Energy	5.49%
Real Estate	2.98%
Materials	2.41%
Consumer Staples	1.76%
Utilities	0.97%
Healthcare	0.32%

Country allocation
China	29.20%
Taiwan	22.90%
India	13.51%
South Korea	12.78%
Brazil	5.14%
South Africa	4.35%
United Arab Emirates	3.27%
Poland	2.43%
China/Hong Kong	1.63%
Türkiye	0.78%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	12.89%
Tencent Holdings	6.83%
Alibaba Group Holding	4.00%
Samsung Electronics	3.85%
NetEase	2.97%
ICICI Bank	2.70%
MediaTek	2.30%
China Construction Bank Class H	2.01%
Infosys	1.93%
Bank of China Class H	1.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4943458)
TSSR-IPOYX-1125

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class A : WASAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.11%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-WASAX-1125

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class C : WASCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$99	1.86%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-WASCX-1125

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class R : IASRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$73	1.36%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IASRX-1125

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Institutional Class : IVAEX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$46	0.86%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IVAEX-1125

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class R6 : IASTX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.76%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IASTX-1125

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class Y : WASYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$59	1.11%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,833,853,995
Total number of portfolio holdings*	510
Total advisory fees paid (during reporting period)	$6,053,951
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.31%
Corporate Bonds	15.98%
Bullion	6.91%
Agency Mortgage-Backed Securities	6.85%
Exchange-Traded Funds	3.72%
US Treasury Obligations	2.01%
Non-Agency Commercial Mortgage-Backed Securities	1.63%
Non-Agency Collateralized Mortgage Obligations	0.66%
Loan Agreements	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Top 10 equity holdings
Microsoft	3.57%
NVIDIA	3.25%
Taiwan Semiconductor Manufacturing	2.35%
Apple	1.94%
Amazon.com	1.43%
Mastercard Class A	1.35%
KLA	1.31%
Banco Bilbao Vizcaya Argentaria	1.25%
Airbus	1.23%
Howmet Aerospace	1.23%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-WASYX-1125

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class A : IBNAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	0.97%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IBNAX-1125

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class C : IBNCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.72%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IBNCX-1125

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class R : IYBFX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$65	1.22%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IYBFX-1125

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Institutional Class : IYBIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$38	0.72%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IYBIX-1125

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class R6 : IBARX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.64%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IBARX-1125

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class Y : IBNYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$52	0.97%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,053,886,863
Total number of portfolio holdings*	664
Total advisory fees paid (during reporting period)	$4,724,028
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.55%
Exchange-Traded Funds	11.37%
Corporate Bonds	8.75%
Agency Mortgage-Backed Securities	8.49%
US Treasury Obligations	4.76%
Non-Agency Commercial Mortgage-Backed Securities	2.50%
Non-Agency Asset-Backed Securities	0.99%
Non-Agency Collateralized Mortgage Obligations	0.67%
Agency Collateralized Mortgage Obligations	0.37%
Collateralized Loan Obligations	0.33%
Top 10 equity holdings
Microsoft	4.57%
NVIDIA	3.95%
Apple	2.84%
Taiwan Semiconductor Manufacturing ADR	2.41%
Amazon.com	2.17%
Howmet Aerospace	2.13%
Meta Platforms Class A	1.65%
Broadcom	1.53%
AutoZone	1.42%
Costco Wholesale	1.42%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IBNYX-1125

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class A : IEYAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$68	1.24%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IEYAX-1125

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class C : IEYCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$108	1.99%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IEYCX-1125

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class R : IYEFX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$81	1.49%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IYEFX-1125

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Institutional Class : IVEIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$54	0.99%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IVEIX-1125

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class R6 : IENRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$45	0.82%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IENRX-1125

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class Y : IEYYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$68	1.24%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$100,773,875
Total number of portfolio holdings*	29
Total advisory fees paid (during reporting period)	$244,229
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	36.20%
Materials	24.55%
Industrials	15.89%
Energy	13.69%
Information Technology	4.03%
Real Estate	3.29%

Top 10 equity holdings
Anglo American	4.63%
Xcel Energy	4.44%
RWE	4.41%
Cummins	4.23%
Schneider Electric	4.23%
Ameren	4.03%
First Solar	4.03%
CMS Energy	3.84%
EDP Renovaveis	3.79%
Waste Management	3.76%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IEYYX-1125

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class A : IGNAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$78	1.37%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IGNAX-1125

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class C : IGNCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$120	2.12%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IGNCX-1125

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class R : IGNRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$92	1.62%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IGNRX-1125

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Institutional Class : IGNIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$64	1.12%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IGNIX-1125

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class R6 : INRSX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$54	0.95%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-INRSX-1125

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class Y : IGNYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$78	1.37%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$195,271,739
Total number of portfolio holdings*	43
Total advisory fees paid (during reporting period)	$627,987
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Materials	60.97%
Energy	29.74%
Consumer Staples	2.15%
Information Technology	2.08%
Industrials	1.94%

Top 10 equity holdings
Newmont	5.14%
Shell	4.91%
Hudbay Minerals	4.23%
Wheaton Precious Metals	4.19%
Nutrien	3.85%
Steel Dynamics	3.78%
CRH	3.50%
ERO Copper	3.15%
Anglo American	3.10%
Valterra Platinum	3.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IGNYX-1125

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class A : IRSAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$62	1.20%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IRSAX-1125

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class C : IRSCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$100	1.95%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IRSCX-1125

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class R : IRSRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$75	1.45%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IRSRX-1125

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Institutional Class : IREIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$49	0.95%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IREIX-1125

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class R6 : IRSEX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.80%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IRSEX-1125

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class Y : IRSYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$62	1.20%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$89,050,411
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$217,158
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Retail	18.93%
REIT Healthcare	18.72%
REIT Data Center	14.51%
REIT Industrial	11.91%
REIT Multifamily	8.64%
REIT Self-Storage	5.40%
REIT Specialty	4.54%
REIT Single Family	4.07%
REIT Hotel	2.91%
REIT Office	2.89%

Top 10 equity holdings
Equinix	11.68%
Welltower	11.10%
Simon Property Group	5.22%
Ventas	4.58%
VICI Properties	4.54%
Public Storage	4.23%
First Industrial Realty Trust	4.18%
Invitation Homes	4.07%
Prologis	3.99%
AvalonBay Communities	3.83%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-IRSYX-1125

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class A : WSTAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$72	1.18%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-WSTAX-1125

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class C : WSTCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$118	1.93%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-WSTCX-1125

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class R : WSTRX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$87	1.43%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-WSTRX-1125

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Institutional Class : ISTIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$57	0.93%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-ISTIX-1125

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class R6 : ISTNX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$52	0.85%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-ISTNX-1125

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class Y : WSTYX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$72	1.18%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$6,697,246,178
Total number of portfolio holdings*	40
Total advisory fees paid (during reporting period)	$23,478,478
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.38%
Communication Services	15.03%
Consumer Discretionary	10.68%
Industrials	3.97%
Healthcare	3.75%
Financials	1.31%
Materials	0.37%

Top 10 equity holdings
NVIDIA	8.55%
Seagate Technology Holdings	7.48%
Meta Platforms Class A	5.84%
Taiwan Semiconductor Manufacturing ADR	5.66%
Broadcom	5.47%
Microsoft	5.38%
Amazon.com	3.58%
Lam Research	3.53%
Micron Technology	3.00%
Alphabet Class A	2.99%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4927925)
TSSR-WSTYX-1125

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Alternative / specialty funds
Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Multi-asset funds
Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Financial statements and other information
For the six months ended September 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Consolidated schedules of investments
Macquarie Asset Strategy Fund
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.23%
Fannie Mae REMICs
Series 2015-18 NS 1.649% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	2,939,785	$ 319,017
Series 2015-37 SB 1.149% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	5,958,524	572,505
Series 2016-48 US 1.629% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	6,113,930	432,687
Series 2017-33 AI 4.50% 5/25/47 Σ, =	2,380,860	293,898
Series 2019-13 IP 5.00% 3/25/49 Σ, =	1,899,843	407,055
Series 4740 SB 1.663% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	2,930,441	348,677

GNMA Series 2021-162 IN 3.00% 9/20/51 Σ, =	13,197,658	1,902,937
Total Agency Collateralized Mortgage Obligations (cost $5,822,509)		4,276,776

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	700,000	629,246
Series K150 A2 3.71% 9/25/32 ♦, •	180,000	173,760
Series K753 A2 4.40% 10/25/30 ♦	120,000	121,528
Total Agency Commercial Mortgage-Backed Securities (cost $915,385)		924,534

Agency Mortgage-Backed Securities — 6.85%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	1,136,924	1,047,010
2.50% 8/1/36	775,526	731,236
3.00% 11/1/33	245,437	238,838
Fannie Mae S.F. 30 yr
2.00% 6/1/50	88,688	72,283
2.00% 3/1/51	3,359,358	2,729,580
2.00% 9/1/51	1,210,369	979,183
2.50% 11/1/51	87,539	74,738
2.50% 2/1/52	4,291,041	3,635,789
2.50% 3/1/52	4,452,840	3,771,303
2.50% 4/1/52	106,622	90,709
3.00% 4/1/47	1,577,670	1,422,078
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 12/1/51	1,800,435	$ 1,600,072
3.00% 2/1/52	215,760	191,745
3.00% 6/1/52	107,618	95,673
3.00% 7/1/52	4,070,021	3,582,304
3.50% 1/1/48	292,544	275,032
3.50% 7/1/50	467,255	439,255
3.50% 6/1/52	2,880,581	2,636,480
3.50% 9/1/52	7,201,527	6,675,688
4.00% 9/1/52	645,416	610,490
4.00% 12/1/54	94,700	89,281
4.00% 1/1/55	1,987,778	1,874,038
4.50% 1/1/50	746,077	745,269
4.50% 10/1/52	2,585,905	2,521,724
5.00% 2/1/53	778,735	775,977
5.00% 8/1/53	274,248	273,036
5.50% 8/1/52	1,739,268	1,770,809
5.50% 9/1/55	12,465,627	12,573,043
6.00% 5/1/53	412,740	422,818
6.00% 6/1/53	1,315,384	1,349,296
6.00% 7/1/53	416,210	430,251
6.00% 9/1/53	837,784	858,320
6.00% 12/1/54	4,736,715	4,840,388
Freddie Mac S.F. 20 yr
2.00% 8/1/42	2,481,133	2,137,835
2.50% 2/1/42	883,355	788,592
2.50% 3/1/42	809,775	722,913
3.00% 3/1/37	617,254	588,764
Freddie Mac S.F. 30 yr
2.00% 3/1/52	4,214,821	3,412,911
2.50% 11/1/50	51,353	44,030
2.50% 1/1/52	4,160,602	3,555,431
2.50% 5/1/52	188,299	158,894
3.00% 12/1/46	1,592,852	1,439,465
3.50% 4/1/52	1,952,905	1,791,234
4.00% 9/1/49	494,360	475,215
4.00% 8/1/52	2,136,693	2,024,026
4.00% 9/1/52	1,932,623	1,828,968
4.50% 9/1/52	2,594,847	2,540,478
4.50% 10/1/52	6,336,189	6,174,349
4.50% 11/1/52	1,368,511	1,333,416
5.00% 7/1/52	677,133	683,324
5.00% 9/1/52	2,191,014	2,193,464
5.00% 11/1/52	568,296	566,925
5.00% 2/1/53	2,921,741	2,911,244
5.00% 6/1/53	1,376,750	1,371,378
5.50% 9/1/52	414,642	423,948
5.50% 2/1/53	2,822,452	2,867,824
5.50% 6/1/53	199,203	201,515
5.50% 9/1/53	4,098,115	4,151,229
5.50% 1/1/55	15,683,517	15,818,652
    1

Consolidated schedules of investments
Macquarie Asset Strategy Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
3.00% 12/20/51	524,762	$ 469,317
3.00% 1/20/52	1,999,070	1,786,202
5.00% 9/20/52	1,796,060	1,797,351
5.50% 5/20/53	1,418,931	1,437,655
5.50% 2/20/54	514,836	522,039
Total Agency Mortgage-Backed Securities (cost $124,552,709)		125,642,324

Collateralized Loan Obligations — 0.15%
AIMCO CLO 17 Series 2022-17A CR 144A 6.232% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	650,000	649,988
Barings CLO Series 2018-2A CR 144A 6.418% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	600,000	602,297
OHA Credit Funding Series 2022-11A CR 144A 6.225% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	850,000	849,979
TCW CLO Series 2024-2A C 144A 6.472% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	650,000	653,240
Total Collateralized Loan Obligations (cost $2,750,000)		2,755,504

Convertible Bond — 0.14%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	2,309,115	2,612,209
Total Convertible Bond (cost $2,285,635)		2,612,209

Corporate Bonds — 15.98%
Banking — 2.02%
Bank of America
5.162% 1/24/31 μ	490,000	505,872
5.518% 10/25/35 μ	973,000	997,032
5.819% 9/15/29 μ	220,000	230,107
5.872% 9/15/34 μ	255,000	273,354
6.204% 11/10/28 μ	470,000	489,901
6.25% 7/26/30 μ, ψ	940,000	952,856
6.625% 5/1/30 μ, ψ	255,000	265,612
Citibank
5.438% 4/30/26	320,000	322,209
5.488% 12/4/26	1,385,000	1,407,369
5.57% 4/30/34	885,000	938,341
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Citigroup
4.503% 9/11/31 μ	555,000	$ 555,428
6.02% 1/24/36 μ	320,000	335,381
6.75% 2/15/30 μ, ψ	485,000	493,340
6.875% 8/15/30 μ, ψ	1,295,000	1,335,983
7.00% 8/15/34 μ, ψ	285,000	303,130

Credit Agricole 144A 4.818% 9/25/33 #, μ	615,000	611,421
Deutsche Bank
4.95% 8/4/31 μ	1,304,000	1,316,612
5.297% 5/9/31 μ	325,000	332,986
6.819% 11/20/29 μ	490,000	524,230
7.146% 7/13/27 μ	355,000	362,630

Fifth Third Bancorp 6.361% 10/27/28 μ	1,099,000	1,146,336
First Citizens BancShares 5.60% 9/5/35 μ	107,000	106,754
Goldman Sachs Group
5.016% 10/23/35 μ	680,000	684,850
5.218% 4/23/31 μ	500,000	517,157
6.484% 10/24/29 μ	555,000	590,708

Huntington Bancshares 6.25% 10/15/30 μ, ψ	330,000	329,477
JPMorgan Chase & Co.
5.103% 4/22/31 μ	420,000	433,998
5.14% 1/24/31 μ	290,000	299,575
5.571% 4/22/28 μ	465,000	475,284
5.572% 4/22/36 μ	372,000	392,297
5.576% 7/23/36 μ	355,000	368,279
6.254% 10/23/34 μ	246,000	271,171

M&T Bank 5.179% 7/8/31 μ	285,000	291,948
Morgan Stanley
2.484% 9/16/36 μ	730,000	634,281
5.164% 4/20/29 μ	780,000	798,527
5.664% 4/17/36 μ	265,000	279,717
5.831% 4/19/35 μ	768,000	818,997
6.138% 10/16/26 μ	340,000	340,220
6.296% 10/18/28 μ	575,000	599,259
6.407% 11/1/29 μ	530,000	563,402

Morgan Stanley Private Bank 4.734% 7/18/31 μ	250,000	253,854
NatWest Group 5.115% 5/23/31 μ	545,000	559,045
NatWest Markets 144A 5.022% 3/21/30 #	1,005,000	1,032,538
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	1,870,000	1,899,049
PNC Financial Services Group
4.899% 5/13/31 μ	210,000	214,516
5.575% 1/29/36 μ	710,000	741,084
5.676% 1/22/35 μ	340,000	358,661

2

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
6.875% 10/20/34 μ	615,000	$ 696,985

Popular 7.25% 3/13/28	320,000	334,560
Royal Bank of Canada 6.50% 11/24/85 μ	415,000	411,341
Societe Generale 144A 5.439% 10/3/36 #, μ	495,000	494,201
State Street
4.834% 4/24/30	230,000	236,219
4.993% 3/18/27	520,000	528,208

Toronto-Dominion Bank 6.35% 10/31/85 μ	200,000	200,709
UBS Group
144A 4.398% 9/23/31 #, μ	235,000	234,255
144A 5.01% 3/23/37 #, μ	495,000	492,812
144A 5.58% 5/9/36 #, μ	790,000	822,687
144A 6.85% 9/10/29 #, μ, ψ	920,000	952,148
144A 7.00% 2/10/30 #, μ, ψ	230,000	236,368
US Bancorp
4.653% 2/1/29 μ	411,000	415,617
5.046% 2/12/31 μ	385,000	394,985
5.678% 1/23/35 μ	345,000	363,368
5.727% 10/21/26 μ	120,000	120,082
6.787% 10/26/27 μ	220,000	225,920

US Bank 4.73% 5/15/28 μ	375,000	378,376
Wells Fargo & Co.
4.078% 9/15/29 μ	280,000	279,165
4.892% 9/15/36 μ	740,000	738,809
5.244% 1/24/31 μ	295,000	305,284
5.605% 4/23/36 μ	565,000	593,159
		37,010,036
Basic Industry — 0.23%
BHP Billiton Finance USA 5.75% 9/5/55	1,045,000	1,086,943
Dow Chemical 5.65% 3/15/36	1,460,000	1,467,923
Steel Dynamics 5.75% 5/15/55	1,600,000	1,633,712
		4,188,578
Brokerage — 0.44%
Blackstone Reg Finance 5.00% 12/6/34	1,335,000	1,349,628
Brookfield Finance 5.33% 1/15/36	920,000	925,213
Jefferies Financial Group
2.625% 10/15/31	2,195,000	1,953,165
5.875% 7/21/28	135,000	140,588

KKR & Co. 5.10% 8/7/35	1,970,000	1,974,319
Raymond James Financial 5.65% 9/11/55	1,140,000	1,132,324
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)

TPG Operating Group II 5.375% 1/15/36	525,000	$ 526,590
		8,001,827
Capital Goods — 0.43%
Boeing
6.388% 5/1/31	130,000	141,653
6.858% 5/1/54	1,275,000	1,455,366

Caterpillar 5.50% 5/15/55	1,755,000	1,794,265
Embraer Netherlands Finance 5.98% 2/11/35	1,805,000	1,916,016
Ingersoll Rand 5.70% 6/15/54	1,250,000	1,273,600
Northrop Grumman
4.03% 10/15/47	855,000	697,405
4.75% 6/1/43	135,000	125,336
5.20% 6/1/54	530,000	505,062
		7,908,703
Communication Services — 1.44%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	1,120,000	965,027
CCO Holdings 144A 4.50% 8/15/30 #	3,830,000	3,619,713
Comcast 6.05% 5/15/55	285,000	294,742
Connect Finco 144A 9.00% 9/15/29 #	1,340,000	1,410,558
Consolidated Communications 144A 6.50% 10/1/28 #	2,500,000	2,540,625
Frontier Communications Holdings
5.875% 11/1/29	1,877,781	1,899,165
144A 6.00% 1/15/30 #	461,000	466,826

Gray Media 144A 4.75% 10/15/30 #	2,270,000	1,745,063
Lindblad Expeditions 144A 7.00% 9/15/30 #	395,000	402,866
Maya 144A 8.50% 4/15/31 #	725,000	778,159
Midcontinent Communications 144A 8.00% 8/15/32 #	1,535,000	1,583,434
Nexstar Media 144A 4.75% 11/1/28 #	1,230,000	1,201,553
Rogers Communications 7.125% 4/15/55 μ	530,000	562,105
Sable International Finance 144A 7.125% 10/15/32 #	3,500,000	3,556,588
Sirius XM Radio 144A 4.125% 7/1/30 #	2,055,000	1,928,822
Univision Communications 144A 7.375% 6/30/30 #	1,600,000	1,609,000
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	600,000	565,123
VZ Secured Financing 144A 5.00% 1/15/32 #	635,000	574,937
    3

Consolidated schedules of investments
Macquarie Asset Strategy Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communication Services (continued)

Windstream Services 144A 7.50% 10/15/33 #	800,000	$ 800,284
		26,504,590
Communications — 0.68%
AT&T
3.50% 9/15/53	2,215,000	1,533,303
5.375% 8/15/35	180,000	185,457
5.55% 11/1/45	285,000	282,336
5.70% 11/1/54	285,000	281,920
6.05% 8/15/56	180,000	186,706
6.30% 1/15/38	270,000	293,990

Charter Communications Operating 6.70% 12/1/55	290,000	293,655
Crown Castle 1.05% 7/15/26	560,000	546,190
IHS Holding 144A 8.25% 11/29/31 #	725,000	764,317
Meta Platforms 5.40% 8/15/54	945,000	934,385
Rogers Communications 5.30% 2/15/34	1,715,000	1,740,412
SoftBank
144A 4.699% 7/9/30 #	645,000	650,501
144A 5.332% 7/9/35 #	775,000	782,125

Time Warner Cable 6.55% 5/1/37	1,450,000	1,508,992
T-Mobile USA
5.125% 5/15/32	145,000	149,269
5.875% 11/15/55	555,000	567,313
Verizon Communications
2.875% 11/20/50	495,000	316,190
5.25% 4/2/35	1,515,000	1,541,185
		12,558,246
Consumer Cyclical — 0.24%
General Motors Financial
5.60% 6/18/31	158,000	163,572
5.625% 4/4/32	195,000	201,364

Gildan Activewear 144A 4.70% 10/7/30 #	1,350,000	1,348,518
Home Depot 4.875% 6/25/27	175,000	177,960
Lowe's 4.25% 3/15/31	355,000	352,806
VICI Properties
144A 4.625% 12/1/29 #	170,000	168,389
4.95% 2/15/30	1,820,000	1,841,602
5.625% 4/1/35	180,000	184,434
		4,438,645
Consumer Discretionary — 1.34%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	560,000	559,404
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Discretionary (continued)
Bath & Body Works 6.875% 11/1/35	2,795,000	$ 2,911,557
Carnival 144A 5.875% 6/15/31 #	2,500,000	2,563,457
Clarios Global
144A 6.75% 2/15/30 #	1,605,000	1,659,257
144A 6.75% 9/15/32 #	1,205,000	1,232,456

Garrett Motion Holdings 144A 7.75% 5/31/32 #	1,515,000	1,590,452
Life Time 144A 6.00% 11/15/31 #	3,500,000	3,558,254
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	1,653,544
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	4,070,000	4,150,032
S&S Holdings 144A 8.375% 10/1/31 #	1,000,000	981,244
Victra Holdings 144A 8.75% 9/15/29 #	3,500,000	3,674,573
		24,534,230
Consumer Non-Cyclical — 0.69%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	1,910,000	1,932,391
Bunge Limited Finance
2.75% 5/14/31	5,000	4,586
4.20% 9/17/29	935,000	932,243
CVS Health
5.00% 9/15/32	225,000	227,842
5.45% 9/15/35	385,000	391,954
6.20% 9/15/55	345,000	355,328

Eli Lilly & Co. 5.50% 2/12/55	1,020,000	1,042,614
GE HealthCare Technologies
4.80% 1/15/31	190,000	193,184
5.50% 6/15/35	185,000	191,873
HCA
5.45% 9/15/34	1,255,000	1,287,815
6.00% 4/1/54	360,000	360,949
6.20% 3/1/55	710,000	733,419
JBS USA Holding Lux
3.625% 1/15/32	2,000,000	1,866,706
144A 6.25% 3/1/56 #	370,000	379,857
Mars
144A 5.20% 3/1/35 #	445,000	455,082
144A 5.65% 5/1/45 #	300,000	304,530
Sysco
5.10% 9/23/30	740,000	763,348
5.40% 3/23/35	1,130,000	1,169,351
		12,593,072

4

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Staples — 0.20%
Cerdia Finanz 144A 9.375% 10/3/31 #	3,420,000	$ 3,629,475
		3,629,475
Electric — 0.67%
AEP Texas 5.40% 6/1/33	185,000	190,355
American Electric Power 5.80% 3/15/56 μ	330,000	329,669
Appalachian Power 4.50% 8/1/32	357,000	353,782
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	1,096,485
Black Hills 4.55% 1/31/31	285,000	285,171
Constellation Energy Generation 5.75% 3/15/54	955,000	968,673
Dominion Energy
6.20% 2/15/56 μ	250,000	251,867
6.625% 5/15/55 μ	355,000	367,895
Series A 6.875% 2/1/55 μ	1,170,000	1,225,253

DTE Energy 5.10% 3/1/29	440,000	451,023
EnfraGen Energia Sur 144A 8.499% 6/30/32 #	1,010,000	1,063,722
NRG Energy
144A 2.00% 12/2/25 #	3,470,000	3,451,887
144A 4.734% 10/15/30 #	460,000	460,142
144A 5.407% 10/15/35 #	365,000	366,469
Oglethorpe Power
4.50% 4/1/47	1,360,000	1,152,711
6.20% 12/1/53	110,000	115,951

Vistra Operations 144A 6.00% 4/15/34 #	200,000	211,018
		12,342,073
Energy — 1.60%
Archrock Partners 144A 6.625% 9/1/32 #	770,000	790,426
BP Capital Markets America
2.721% 1/12/32	530,000	480,800
2.939% 6/4/51	429,000	277,524
5.227% 11/17/34	940,000	971,316

Civitas Resources 144A 8.625% 11/1/30 #	770,000	798,047
ConocoPhillips
5.00% 1/15/35	495,000	501,682
5.50% 1/15/55	465,000	455,892
Enbridge
4.90% 6/20/30	230,000	235,331
5.25% 4/5/27	445,000	451,945
5.55% 6/20/35	360,000	371,491
5.75% 7/15/80 μ	995,000	1,006,271
Energy Transfer
5.75% 2/15/33	1,680,000	1,761,642
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.50% 2/15/56 μ	645,000	$ 642,609
Enterprise Products Operating
3.30% 2/15/53	1,425,000	971,216
4.60% 1/15/31	385,000	389,220
EOG Resources
5.00% 7/15/32	709,000	725,689
5.95% 7/15/55	590,000	618,218

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	792,436	721,356
Genesis Energy 7.75% 2/1/28	3,420,000	3,446,707
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	675,000	732,429
Hilcorp Energy I 144A 6.00% 2/1/31 #	2,515,000	2,431,528
Matador Resources 144A 6.25% 4/15/33 #	795,000	800,723
Murphy Oil 6.00% 10/1/32	820,000	809,542
Nabors Industries 144A 9.125% 1/31/30 #	1,259,000	1,310,317
ONEOK 5.70% 11/1/54	2,045,000	1,931,947
Targa Resources Partners 5.00% 1/15/28	1,935,000	1,937,255
Transocean International
144A 7.875% 10/15/32 #	204,000	204,000
144A 8.00% 2/1/27 #	1,177,000	1,176,264

USA Compression Partners 144A 7.125% 3/15/29 #	765,000	789,498
Woodside Finance 5.70% 5/19/32	1,465,000	1,521,956
		29,262,841
Financials — 1.81%
AerCap Ireland Capital DAC
3.65% 7/21/27	1,810,000	1,794,248
5.00% 11/15/35	265,000	262,267
5.10% 1/19/29	400,000	409,714
Air Lease
4.625% 10/1/28	769,000	772,784
5.10% 3/1/29	556,000	564,733

Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	775,000	797,274
Apollo Debt Solutions 6.70% 7/29/31	1,265,000	1,341,267
Ares Capital 5.10% 1/15/31	655,000	650,448
Aviation Capital Group
144A 3.50% 11/1/27 #	1,605,000	1,577,329
144A 4.80% 10/24/30 #	1,395,000	1,394,319
144A 5.375% 7/15/29 #	445,000	456,021
    5

Consolidated schedules of investments
Macquarie Asset Strategy Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Avolon Holdings Funding
144A 4.95% 1/15/28 #	215,000	$ 217,235
144A 5.375% 5/30/30 #	750,000	769,649

Azorra Finance 144A 7.75% 4/15/30 #	3,500,000	3,693,967
Banco Santander 8.00% 2/1/34 μ, ψ	1,600,000	1,765,306
Bank of Montreal 7.70% 5/26/84 μ	1,510,000	1,606,435
Barclays 7.625% 3/15/35 μ, ψ	1,640,000	1,739,653
Blackstone Private Credit Fund
5.05% 9/10/30	285,000	281,768
5.60% 11/22/29	725,000	738,092

Block 144A 6.00% 8/15/33 #	800,000	819,776
Blue Owl Credit Income
5.80% 3/15/30	726,000	736,482
6.60% 9/15/29	310,000	323,295

CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	1,196,000	1,201,896
Goldman Sachs Group 5.561% 11/19/45 μ	215,000	218,446
HUB International 144A 7.375% 1/31/32 #	1,600,000	1,667,142
Jefferies Finance 144A 6.625% 10/15/31 #	3,500,000	3,526,070
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	1,500,000	1,577,138
KeyBank 5.00% 1/26/33	710,000	714,786
PennyMac Financial Services 144A 6.75% 2/15/34 #	800,000	816,721
Starwood Property Trust 144A 6.50% 7/1/30 #	770,000	797,056
		33,231,317
Healthcare — 0.28%
CHS 144A 5.25% 5/15/30 #	3,860,000	3,495,420
Global Medical Response 144A 7.375% 10/1/32 #	1,579,000	1,626,267
		5,121,687
Industrials — 0.59%
Albion Financing 1 144A 7.00% 5/21/30 #	800,000	829,440
AMN Healthcare 144A 6.50% 1/15/31 #	799,000	801,968
Arcosa 144A 6.875% 8/15/32 #	754,000	788,170
Bombardier 144A 8.75% 11/15/30 #	1,495,000	1,614,065
CACI International 144A 6.375% 6/15/33 #	773,000	798,355
Enpro 144A 6.125% 6/1/33 #	783,000	802,217
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials (continued)
Goat Holdco 144A 6.75% 2/1/32 #	792,000	$ 812,509
Manitowoc 144A 9.25% 10/1/31 #	733,000	769,989
Quanta Services 4.30% 8/9/28	505,000	507,570
Terex 144A 6.25% 10/15/32 #	1,539,000	1,569,035
TransDigm 144A 6.625% 3/1/32 #	1,570,000	1,618,348
		10,911,666
Information Technology — 0.27%
Cloud Software Group 144A 6.50% 3/31/29 #	3,550,000	3,585,927
ION Platform Finance US 144A 7.875% 9/30/32 #	200,000	198,686
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	815,000	814,413
Workday
3.50% 4/1/27	55,000	54,535
3.70% 4/1/29	110,000	108,391
3.80% 4/1/32	110,000	105,083
		4,867,035
Insurance — 0.75%
AIA Group 144A 3.20% 9/16/40 #	1,432,000	1,126,963
Aon 5.00% 9/12/32	1,605,000	1,653,005
Aon North America
5.30% 3/1/31	295,000	307,556
5.75% 3/1/54	115,000	115,906
Athene Holding
6.625% 5/19/55	355,000	380,256
6.875% 6/28/55 μ	340,000	348,643

Chubb INA Holdings 4.90% 8/15/35	335,000	337,120
Henneman Trust 144A 6.58% 5/15/55 #	610,000	651,359
Marsh & McLennan 5.35% 11/15/44	1,630,000	1,618,181
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,820,000	1,867,633
New York Life Global Funding 144A 5.45% 9/18/26 #	710,000	720,304
Pacific Life Insurance 144A 5.95% 9/15/55 #	380,000	393,099
Pine Street Trust III 144A 6.223% 5/15/54 #	1,565,000	1,614,424
Prudential Financial 5.20% 3/14/35	1,820,000	1,872,146

6

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ	695,000	$ 708,049
		13,714,644
Materials — 1.17%
Amsted Industries 144A 6.375% 3/15/33 #	769,000	789,963
Arsenal AIC Parent 144A 8.00% 10/1/30 #	3,305,000	3,503,455
Cleveland-Cliffs 144A 7.00% 3/15/32 #	3,500,000	3,539,252
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	380,000	390,713
Constellium 144A 6.375% 8/15/32 #	1,540,000	1,575,411
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	395,000	399,366
144A 9.25% 4/15/27 #	390,000	391,222

NOVA Chemicals 144A 8.50% 11/15/28 #	3,195,000	3,347,584
OCP 144A 6.70% 3/1/36 #	1,475,000	1,581,187
Olympus Water US Holding
144A 7.25% 2/15/33 #	825,000	826,375
144A 9.75% 11/15/28 #	3,280,000	3,444,410

Sealed Air 144A 7.25% 2/15/31 #	760,000	798,432
Trivium Packaging Finance
144A 8.25% 7/15/30 #	510,000	544,475
144A 12.25% 1/15/31 #	355,000	384,567
		21,516,412
Natural Gas — 0.01%
Atmos Energy 2.85% 2/15/52	385,000	244,807
		244,807
Real Estate — 0.12%
Forestar Group 144A 6.50% 3/15/33 #	540,000	552,873
Millrose Properties 144A 6.375% 8/1/30 #	795,000	809,119
RHP Hotel Properties 144A 6.50% 6/15/33 #	775,000	798,688
		2,160,680
Real Estate Investment Trusts — 0.08%
Extra Space Storage 5.40% 2/1/34	725,000	746,524
Simon Property Group
4.375% 10/1/30	420,000	421,155
5.125% 10/1/35	275,000	278,337
		1,446,016
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology — 0.43%
Accenture Capital 4.05% 10/4/29	950,000	$ 949,789
Broadcom
4.20% 10/15/30	380,000	379,448
4.90% 7/15/32	240,000	245,586
5.05% 7/12/29	670,000	690,308

CDW 3.276% 12/1/28	1,035,000	1,000,573
Entegris 144A 4.75% 4/15/29 #	385,000	382,110
Foundry JV Holdco 144A 6.10% 1/25/36 #	725,000	771,115
Leidos
5.40% 3/15/32	260,000	270,224
5.50% 3/15/35	1,315,000	1,363,301
Oracle
4.70% 9/27/34	430,000	420,109
5.20% 9/26/35	495,000	497,914
5.875% 9/26/45	315,000	316,037
5.95% 9/26/55	395,000	394,059
6.00% 8/3/55	265,000	266,218
		7,946,791
Transportation — 0.11%
Union Pacific
5.10% 2/20/35	935,000	961,850
5.60% 12/1/54	1,021,000	1,037,779
		1,999,629
Utilities — 0.38%
NRG Energy 144A 6.00% 1/15/36 #	827,000	827,635
Venture Global LNG 144A 8.375% 6/1/31 #	3,265,000	3,430,455
Vistra 144A 8.00% 10/15/26 #, μ, ψ	2,600,000	2,661,394
		6,919,484
Total Corporate Bonds (cost $286,571,864)		293,052,484

Government Agency Obligations — 0.14%
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	708,691	732,984
Freeport Indonesia 144A 5.315% 4/14/32 #	725,000	734,167
Petroleos Mexicanos 6.70% 2/16/32	1,130,000	1,120,540
Total Government Agency Obligations (cost $2,550,843)		2,587,691

    7

Consolidated schedules of investments
Macquarie Asset Strategy Fund
	Principal amount°	Value (US $)

Municipal Bonds — 0.09%
Texas Water Development Board Revenue
(Master Trust) 4.75% 10/15/55	825,000	$ 831,319
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	650,000	711,653
Total Municipal Bonds (cost $1,492,398)		1,542,972

Non-Agency Asset-Backed Securities — 0.05%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	500,000	507,376
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	300,000	304,471
Total Non-Agency Asset-Backed Securities (cost $799,980)		811,847

Non-Agency Collateralized Mortgage Obligations — 0.66%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,389,163
Connecticut Avenue Securities Trust
Series 2023-R06 1M2 144A 7.056% (SOFR + 2.70%) 7/25/43 #, •	2,700,000	2,789,792
Series 2023-R08 1M1 144A 5.856% (SOFR + 1.50%) 10/25/43 #, •	717,120	717,791
Series 2025-R03 2M1 144A 5.956% (SOFR + 1.60%) 3/25/45 #, •	285,430	286,635
Series 2025-R04 1M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	795,000	798,065
Series 2025-R05 2M2 144A 5.956% (SOFR + 1.60%) 7/25/45 #, •	350,000	351,222

CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,647,982
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.206% (SOFR + 1.85%) 11/25/43 #, •	443,249	448,277
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2025-DNA2 M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	280,000	$ 280,132
Series 2025-DNA3 M2 144A 5.87% (SOFR + 1.50%) 9/25/45 #, •	350,000	350,216
Total Non-Agency Collateralized Mortgage Obligations (cost $13,164,311)		12,059,275

Non-Agency Commercial Mortgage-Backed Securities — 1.63%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	2,385,000	2,415,694
BANK
Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,995,559
Series 2020-BN26 A4 2.403% 3/15/63	1,000,000	911,484

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,250,000	1,115,245
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	3,000,000	2,955,028
Series 2020-B18 A5 1.925% 7/15/53	1,415,000	1,247,012
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,760,739
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	2,008,827
Series 2021-B25 A5 2.577% 4/15/54	4,000,000	3,579,961
Series 2022-B32 B 3.202% 1/15/55 •	800,000	670,804
Series 2022-B35 A5 4.591% 5/15/55 •	2,180,000	2,134,230
Series 2022-B36 A5 4.47% 7/15/55 •	1,200,000	1,179,660

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,814,454
FREMF Mortgage Trust
Series 2019-K101 B 144A 3.639% 10/25/52 #, •	2,250,000	2,153,643
Series 2020-K737 B 144A 3.442% 1/25/53 #, •	2,000,000	1,971,609

8

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	$ 1,977,181
Total Non-Agency Commercial Mortgage-Backed Securities (cost $29,314,846)		29,891,130

Loan Agreements — 0.41%
Consumer Discretionary — 0.09%
Staples 10.046% (SOFR03M + 5.75%) 9/4/29 •	1,706,382	1,621,417
		1,621,417
Healthcare — 0.11%
Heartland Dental 7.913% (SOFR01M + 3.75%) 8/25/32 •	1,995,000	1,994,220
		1,994,220
Industrials — 0.21%
White Cap Supply Holdings Tranche C 7.416% (SOFR01M + 3.25%) 10/19/29 •	3,957,128	3,962,526
		3,962,526
Total Loan Agreements (cost $7,455,204)		7,578,163

Sovereign Bonds — 0.13%Δ
Côte d'Ivoire — 0.04%
Ivory Coast Government International Bond 8.25% 1/30/37 ■	650,000	679,536
		679,536
Paraguay — 0.05%
Paraguay Government International Bond 144A 2.739% 1/29/33 #	985,000	872,749
		872,749
Serbia — 0.04%
Serbia International Bond 144A 6.00% 6/12/34 #	825,000	861,211
		861,211
Total Sovereign Bonds (cost $2,266,385)		2,413,496

US Treasury Obligations — 2.01%
US Treasury Bonds
4.75% 8/15/55	2,000,000	2,007,188
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
5.00% 5/15/45	2,585,000	$ 2,684,967

US Treasury Inflation Indexed Bonds 2.125% 1/15/35	22,177,161	22,837,991
US Treasury Notes
3.625% 8/15/28	2,070,000	2,070,243
3.625% 8/31/30	6,130,000	6,099,350
3.75% 8/31/26	550,000	550,066
3.875% 6/30/30	30,000	30,186
3.875% 8/31/32	290,000	289,185
3.875% 8/15/34	245,000	241,296
Total US Treasury Obligations (cost $36,690,894)		36,810,472
	Number of shares
Common Stocks — 59.31%♣
Communication Services — 4.39%
Alphabet Class A	41,795	10,160,364
AT&T	732,001	20,671,707
Deutsche Telekom	266,623	9,083,704
Meta Platforms Class A	29,212	21,452,709
Netflix †	15,991	19,171,930
		80,540,414
Consumer Discretionary — 7.38%
Amazon.com †	119,412	26,219,293
Amer Sports †	500,590	17,395,503
Ferrari	35,496	17,205,652
Hilton Worldwide Holdings	63,777	16,546,305
Home Depot	49,760	20,162,254
Media Group Holdings Series H <<, =, †	640,301	1,099,678
Midea Group Class A	1,311,463	13,411,190
Sea ADR †	122,851	21,957,159
Studio City International Holdings †, π	184,458	719,386
Studio City International Holdings ADR †	160,750	626,925
		135,343,345
Consumer Staples — 4.49%
Alimentation Couche-Tard	404,198	21,564,778
BJ's Wholesale Club Holdings †	145,789	13,594,824
Casey's General Stores	35,687	20,174,575
Coca-Cola	166,201	11,022,450
Orkla	1,536,139	16,060,070
		82,416,697
Energy — 0.90%
Canadian Natural Resources	264,453	8,451,918
    9

Consolidated schedules of investments
Macquarie Asset Strategy Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Energy (continued)
ConocoPhillips	84,322	$ 7,976,018
		16,427,936
Financials — 10.77%
Allstate	75,416	16,188,044
Aon Class A	37,522	13,379,595
Banco Bilbao Vizcaya Argentaria	1,187,896	22,890,320
Blue Owl Capital	771,936	13,068,877
Capital One Financial	72,333	15,376,549
HDFC Bank	1,787,749	19,158,781
ING Groep	786,576	20,620,684
Intercontinental Exchange	109,272	18,410,147
Mastercard Class A	43,644	24,825,144
MNSN Holdings =, †	345	17,034
Morgan Stanley	129,123	20,525,392
New Cotai =, †, π	1,819,823	823,477
XP Class A	647,105	12,159,103
		197,443,147
Healthcare — 5.65%
AstraZeneca	80,363	12,311,701
Eli Lilly & Co.	24,581	18,755,303
Fresenius & Co.	363,628	20,321,540
Hoya	146,200	20,215,127
Rede D'Or Sao Luiz 144A #	2,088,047	16,548,231
Thermo Fisher Scientific	32,053	15,546,346
		103,698,248
Industrials — 7.44%
Airbus	96,869	22,621,429
BAE Systems	792,919	22,072,035
Carrier Global	267,642	15,978,227
CSX	572,741	20,338,033
Howmet Aerospace	114,832	22,533,483
Ingersoll Rand	170,890	14,118,932
Siemens	69,281	18,704,348
		136,366,487
Information Technology — 16.51%
Apple	139,300	35,469,959
Broadcom	51,081	16,852,133
CDW	60,402	9,620,831
KLA	22,268	24,018,265
Microsoft	126,452	65,495,813
NVIDIA	319,742	59,657,462
Renesas Electronics	861,100	9,907,122
Salesforce	75,109	17,800,833
SAP	77,469	20,743,660
Taiwan Semiconductor Manufacturing	993,550	43,157,653
		302,723,731
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 0.89%
Sherwin-Williams	47,046	$ 16,290,148
		16,290,148
Utilities — 0.89%
NTPC	4,278,304	16,405,963
		16,405,963
Total Common Stocks (cost $1,108,348,642)		1,087,656,116

Preferred Stock — 0.01%
Financials — 0.01%
SVB Financial Trust 11/7/29 †	393	214,185
Total Preferred Stock (cost $199,151)		214,185

Exchange-Traded Funds — 3.72%
iShares US Treasury Bond ETF	1,432,146	33,111,215
Vanguard Russell 1000 Value ETF	393,118	35,132,956
Total Exchange-Traded Funds (cost $63,902,875)		68,244,171
	Troy Ounces
Bullion — 6.91%
Gold	32,846	126,746,435
Total Bullion (cost $38,406,159)		126,746,435
	Number of shares
Short-Term Investments — 0.98%
Money Market Mutual Funds — 0.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	4,488,705	4,488,705
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	4,488,705	4,488,705
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	4,488,705	4,488,705

10

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	4,488,705	$ 4,488,705
Total Short-Term Investments (cost $17,954,820)		17,954,820
Total Value of Securities—99.45% (cost $1,745,444,610)		$1,823,774,604
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $199,102,086, which represents 10.86% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $4,155,072, which represented 0.23% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$12,323,960	$823,477
New Cotai PIK	2/7/22	2,285,635	2,612,209
Studio City International Holdings	2/7/22	554,462	719,386
Total		$15,164,057	$4,155,072
The following futures contracts were outstanding at September 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
40	US Treasury 2 yr Notes	$8,335,938	$8,331,032	12/31/25	$4,906	$—	$4,375
    11

Consolidated schedules of investments
Macquarie Asset Strategy Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(76)	US Treasury 10 yr Notes	$(8,550,000)	$(8,546,278)	12/19/25	$—	$(3,722)	$1,188
(233)	US Treasury 10 yr Ultra Notes	(26,813,204)	(26,997,820)	12/19/25	184,616	—	16,062
231	US Treasury Long Bonds	26,933,156	26,975,639	12/19/25	—	(42,483)	(57,750)
(63)	US Treasury Ultra Bonds	(7,563,938)	(7,353,208)	12/19/25	—	(210,730)	35,437
Total Futures Contracts			$(7,590,635)		$189,522	$(256,935)	$(688)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
12

Macquarie Balanced Fund
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.37%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	2,287,986	$ 2,278,996
Series 2016-71 NB 3.00% 10/25/46	3,646,721	3,417,026

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	1,924,928	1,852,299
Total Agency Collateralized Mortgage Obligations (cost $8,071,109)		7,548,321

Agency Commercial Mortgage-Backed Securities — 0.20%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	2,525,000	2,269,781
Series K150 A2 3.71% 9/25/32 ♦, •	1,110,000	1,071,519
Series K753 A2 4.40% 10/25/30 ♦	650,000	658,279
Series X3FX A2FX 3.00% 6/25/27 ♦	104,227	102,865
Total Agency Commercial Mortgage-Backed Securities (cost $4,059,274)		4,102,444

Agency Mortgage-Backed Securities — 8.49%
Fannie Mae 2.50% 11/1/27	1,450	1,429
Fannie Mae S.F. 15 yr
2.00% 8/1/36	2,210,980	2,036,123
2.50% 7/1/36	260,471	245,596
2.50% 8/1/36	2,011,209	1,896,350
3.00% 11/1/33	578,799	563,237
4.50% 5/1/38	68,164	68,113
5.50% 10/1/38	22,542	23,060
Fannie Mae S.F. 20 yr
2.00% 3/1/41	171,475	148,227
2.00% 5/1/41	2,010,802	1,750,409
3.00% 9/1/37	43,218	41,374
4.00% 8/1/42	11,341	11,086
5.50% 8/1/43	69,315	71,043
Fannie Mae S.F. 30 yr
2.00% 6/1/50	878,384	715,905
2.00% 11/1/50	217,144	177,419
2.00% 12/1/50	60,159	49,153
2.00% 1/1/51	60,057	49,249
2.00% 2/1/51	158,778	130,112
2.00% 3/1/51	2,059,007	1,673,005
2.00% 8/1/51	83,238	67,989
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 9/1/51	1,963,179	$ 1,588,203
2.00% 1/1/52	206,513	169,289
2.50% 8/1/50	1,815,484	1,562,523
2.50% 6/1/51	214,843	184,856
2.50% 8/1/51	404,904	346,689
2.50% 11/1/51	535,450	457,149
2.50% 12/1/51	110,257	93,299
2.50% 1/1/52	151,545	128,352
2.50% 2/1/52	1,965,051	1,670,545
2.50% 3/1/52	729,775	618,078
2.50% 4/1/52	1,786,312	1,519,713
3.00% 9/1/42	14,451	13,303
3.00% 10/1/46	12,808	11,580
3.00% 4/1/47	110,182	99,316
3.00% 11/1/48	42,011	37,967
3.00% 12/1/49	257,637	230,657
3.00% 1/1/50	229,534	205,012
3.00% 7/1/50	45,798	40,663
3.00% 8/1/50	42,131	37,107
3.00% 7/1/51	236,262	210,763
3.00% 8/1/51	243,291	215,848
3.00% 12/1/51	2,915,576	2,591,114
3.00% 5/1/52	724,594	643,717
3.00% 6/1/52	2,019,969	1,795,762
3.00% 7/1/52	525,002	462,090
3.50% 7/1/47	422,095	399,680
3.50% 1/1/48	14,068	13,226
3.50% 2/1/48	82,567	77,110
3.50% 12/1/49	14,627	13,613
3.50% 1/1/50	43,594	40,681
3.50% 3/1/50	48,565	45,207
3.50% 7/1/50	4,777,345	4,491,064
3.50% 8/1/50	113,835	106,682
3.50% 6/1/51	219,961	202,470
3.50% 8/1/51	3,214,956	2,959,303
3.50% 5/1/52	169,353	156,666
3.50% 6/1/52	5,091,824	4,697,215
3.50% 9/1/52	5,089,612	4,717,980
4.00% 2/1/47	2,873	2,764
4.00% 3/1/47	98,939	95,144
4.00% 4/1/47	27,852	26,803
4.00% 10/1/48	138,604	134,401
4.00% 5/1/51	36,881	35,321
4.00% 8/1/51	128,123	124,608
4.00% 6/1/52	1,264,796	1,198,058
4.00% 9/1/52	545,054	515,559
4.00% 12/1/54	254,613	240,044
4.50% 7/1/40	448	442
4.50% 8/1/41	467	468
4.50% 2/1/46	286	286
    13

Consolidated  schedules of investments
Macquarie Balanced Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 5/1/46	7,135	$ 7,154
4.50% 4/1/48	33,418	33,570
4.50% 9/1/48	380	374
4.50% 1/1/49	237,237	234,331
4.50% 5/1/49	1,454,204	1,429,366
4.50% 1/1/50	2,112,834	2,110,264
4.50% 4/1/50	40,643	40,113
4.50% 10/1/52	2,749,108	2,680,877
4.50% 12/1/52	15,861	15,487
4.50% 2/1/53	1,606,279	1,564,919
5.00% 7/1/47	115,094	117,937
5.00% 7/1/49	121,976	123,240
5.00% 1/1/51	142,956	144,181
5.00% 8/1/53	2,727,457	2,730,632
5.50% 5/1/44	142,445	148,360
5.50% 8/1/52	118,837	120,992
5.50% 10/1/52	3,569,850	3,624,317
5.50% 11/1/52	1,863,907	1,901,444
5.50% 2/1/55	7,112,025	7,173,304
5.50% 9/1/55	3,909,515	3,943,204
6.00% 1/1/42	270,612	285,164
6.00% 5/1/53	936,603	959,471
6.00% 6/1/53	284,197	291,524
6.00% 7/1/53	108,329	111,983
6.00% 9/1/53	5,100,364	5,225,383
6.00% 2/1/54	64,887	66,444
6.00% 12/1/54	5,111,095	5,222,962
6.00% 4/1/55	307,619	314,378
7.50% 5/1/31	45	46
Freddie Mac S.F. 15 yr
2.00% 1/1/37	294,656	272,444
3.00% 3/1/35	430,845	414,738
Freddie Mac S.F. 20 yr
2.00% 3/1/41	6,647,205	5,745,990
2.00% 5/1/42	142,003	122,729
2.00% 8/1/42	271,379	234,220
2.50% 6/1/41	336,751	302,510
2.50% 2/1/42	2,735,061	2,441,654
2.50% 3/1/42	1,119,059	999,021
2.50% 9/1/42	29,508	26,324
3.00% 3/1/37	1,523,219	1,452,913
3.00% 5/1/40	20,838	19,446
3.00% 4/1/42	24,872	23,027
3.00% 6/1/42	143,002	132,298
5.00% 5/1/29	118	118
5.00% 11/1/42	141,353	143,719
Freddie Mac S.F. 30 yr
2.00% 3/1/52	71,811	58,148
2.50% 7/1/50	247,877	211,747
2.50% 11/1/50	312,735	268,139
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.50% 10/1/51	401,439	$ 343,535
2.50% 12/1/51	1,446,253	1,242,290
2.50% 1/1/52	9,376,002	8,016,114
2.50% 5/1/52	225,464	190,255
3.00% 8/1/42	9,930	9,147
3.00% 1/1/43	12,123	11,149
3.00% 11/1/46	1,926	1,743
3.00% 12/1/46	5,376	4,858
3.00% 1/1/47	117,841	106,493
3.00% 1/1/50	37,640	33,822
3.00% 7/1/50	78,544	70,702
3.00% 5/1/51	307,312	276,506
3.00% 8/1/51	362,857	323,069
3.00% 1/1/52	6,720,169	5,908,937
3.00% 8/1/52	113,263	100,645
3.50% 11/1/48	110,097	103,055
3.50% 2/1/49	680,690	626,210
3.50% 4/1/52	585,580	538,169
4.00% 9/1/49	871,657	837,900
4.00% 8/1/52	5,576,478	5,282,431
4.00% 9/1/52	2,743,927	2,592,599
4.50% 1/1/49	141,550	139,449
4.50% 8/1/49	89,047	88,091
4.50% 7/1/52	182,347	178,373
4.50% 9/1/52	2,782,836	2,722,385
4.50% 10/1/52	5,231,641	5,098,014
4.50% 11/1/52	424,139	413,262
5.00% 9/1/34	3	3
5.00% 7/1/52	1,965,167	1,982,003
5.00% 9/1/52	2,610,886	2,613,805
5.00% 11/1/52	340,495	339,673
5.00% 2/1/53	352,067	350,802
5.00% 6/1/53	5,124,594	5,104,758
5.50% 9/1/41	99,535	103,689
5.50% 9/1/52	1,290,998	1,319,823
5.50% 10/1/52	35,627	36,065
5.50% 11/1/52	946,990	964,850
5.50% 2/1/53	1,801,531	1,830,491
5.50% 3/1/53	2,165,241	2,213,827
5.50% 6/1/53	498,492	504,279
5.50% 9/1/53	4,294,477	4,360,962
5.50% 11/1/54	3,974,292	4,009,830
5.50% 1/1/55	6,159,417	6,212,489
5.50% 5/1/55	266,074	268,367
6.00% 11/1/54	450,652	460,873
GNMA I S.F. 30 yr
3.00% 3/15/45	19,400	17,459
3.00% 3/15/50	22,365	19,794
4.00% 1/15/41	3,549	3,430
4.00% 10/15/41	2,174	2,098

14

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
4.50% 6/15/40	2,546	$ 2,533
5.00% 12/15/35	1,313	1,318
5.50% 10/15/42	105,489	110,594
GNMA II
3.25% 11/20/35	6,567	6,285
4.00% 8/20/31	3,659	3,633
4.00% 6/20/36	6,928	6,735
GNMA II S.F. 30 yr
3.00% 8/20/50	42,848	37,762
3.00% 12/20/51	1,360,753	1,216,980
3.00% 1/20/52	1,363,519	1,218,327
4.00% 12/20/40	3,770	3,628
4.00% 12/20/44	2,719	2,614
5.00% 9/20/52	1,373,324	1,374,312
5.50% 6/20/49	173,813	178,162
5.50% 5/20/53	2,549,906	2,583,555
5.50% 2/20/54	1,255,772	1,273,341
Total Agency Mortgage-Backed Securities (cost $176,862,169)		174,436,227

Collateralized Loan Obligations — 0.33%
AGL CLO 17 Series 2022-17A AR 144A 5.275% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	950,000	948,733
Aimco CLO 15 Series 2021-15A D1R 144A 7.072% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	287,513
Ballyrock CLO 18 Series 2021-18A C1R 144A 7.168% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	300,891
Canyon Capital CLO Series 2019-2A AR2 144A 5.328% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	500,000	499,863
Canyon CLO Series 2020-2A AR2 144A 5.348% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	700,000	698,446
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
CIFC Funding Series 2025-1A D1 144A 6.776% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	350,000	$ 347,439
Dryden 109 CLO Series 2022-109A DR 144A 7.018% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	350,000	351,294
Elmwood CLO 22 Series 2023-1A D1R 144A 7.122% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	290,000	287,509
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.175% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	350,000	350,555
Magnetite XLV Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	289,077
Man GLG US CLO Series 2018-1A A1R 144A 5.727% (TSFR03M + 1.40%) 4/22/30 #, •	15,367	15,364
Oaktree CLO Series 2020-1A D1RR 144A 6.918% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	300,000	295,659
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.704% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	350,000	351,512
TCW CLO Series 2019-2A D1R2 144A 7.325% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	350,000	341,829
    15

Consolidated  schedules of investments
Macquarie Balanced Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Zais CLO 16 Series 2020-16A A1R2 144A 5.455% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	1,450,000	$ 1,449,592
Total Collateralized Loan Obligations (cost $6,835,367)		6,815,276

Convertible Bond — 0.02%
New Cotai PIK 0.000% exercise price $0.00, maturity date 2/2/27 =, >>, π	403,088	455,997
Total Convertible Bond (cost $398,992)		455,997

Corporate Bonds — 8.75%
Banking — 2.44%
Bank of America
5.162% 1/24/31 μ	115,000	118,725
5.518% 10/25/35 μ	1,813,000	1,857,778
5.819% 9/15/29 μ	881,000	921,476
6.204% 11/10/28 μ	2,921,000	3,044,680
6.25% 7/26/30 μ, ψ	1,495,000	1,515,446
6.625% 5/1/30 μ, ψ	438,000	456,227

Bank of New York Mellon 4.942% 2/11/31 μ	662,000	680,183
Barclays 7.625% 3/15/35 μ, ψ	200,000	212,153
Citibank
5.438% 4/30/26	370,000	372,554
5.57% 4/30/34	1,195,000	1,267,025
Citigroup
4.503% 9/11/31 μ	865,000	865,667
6.02% 1/24/36 μ	549,000	575,389
6.75% 2/15/30 μ, ψ	678,000	689,659
6.875% 8/15/30 μ, ψ	380,000	392,026
7.00% 8/15/34 μ, ψ	397,000	422,255

Credit Agricole 144A 4.818% 9/25/33 #, μ	960,000	954,413
Deutsche Bank
4.95% 8/4/31 μ	1,932,000	1,950,687
5.297% 5/9/31 μ	490,000	502,040
6.819% 11/20/29 μ	517,000	553,116
7.146% 7/13/27 μ	420,000	429,027

First Citizens BancShares 5.60% 9/5/35 μ	167,000	166,616
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.016% 10/23/35 μ		952,000	$ 958,790
5.218% 4/23/31 μ		854,000	883,305
5.734% 1/28/56 μ		110,000	114,127
6.484% 10/24/29 μ		2,437,000	2,593,794

Huntington Bancshares 6.25% 10/15/30 μ, ψ		520,000	519,176
JPMorgan Chase & Co.
3.109% 4/22/51 μ		33,000	22,836
5.103% 4/22/31 μ		728,000	752,263
5.14% 1/24/31 μ		487,000	503,079
5.571% 4/22/28 μ		705,000	720,592
5.572% 4/22/36 μ		312,000	329,023
5.576% 7/23/36 μ		562,000	583,023
6.254% 10/23/34 μ		331,000	364,869

KeyBank 5.85% 11/15/27		509,000	525,192
M&T Bank 5.179% 7/8/31 μ		459,000	470,189
Morgan Stanley
0.495% 10/26/29 μ	EUR	125,000	137,062
5.192% 4/17/31 μ		94,000	97,097
5.664% 4/17/36 μ		455,000	480,269
5.831% 4/19/35 μ		1,009,000	1,076,001
6.138% 10/16/26 μ		1,142,000	1,142,739
6.296% 10/18/28 μ		881,000	918,168
6.407% 11/1/29 μ		808,000	858,922
6.627% 11/1/34 μ		153,000	171,292

Morgan Stanley Private Bank 4.734% 7/18/31 μ		320,000	324,934
NatWest Group 5.115% 5/23/31 μ		645,000	661,623
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		420,000	426,524
PNC Financial Services Group
3.40% 9/15/26 μ, ψ		141,000	137,063
4.899% 5/13/31 μ		369,000	376,935
5.575% 1/29/36 μ		441,000	460,307
5.676% 1/22/35 μ		35,000	36,921
6.875% 10/20/34 μ		1,895,000	2,147,620

Popular 7.25% 3/13/28		435,000	454,793
Royal Bank of Canada 6.50% 11/24/85 μ		645,000	639,313
Societe Generale 144A 5.439% 10/3/36 #, μ		770,000	768,757
State Street
4.834% 4/24/30		388,000	398,491
4.993% 3/18/27		816,000	828,881

Toronto-Dominion Bank 6.35% 10/31/85 μ		375,000	376,329

16

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 4.398% 9/23/31 #, μ	365,000	$ 363,842
144A 5.01% 3/23/37 #, μ	770,000	766,597
144A 5.58% 5/9/36 #, μ	615,000	640,446
144A 6.85% 9/10/29 #, μ, ψ	1,060,000	1,097,040
144A 7.00% 2/10/30 #, μ, ψ	340,000	349,413
US Bancorp
2.491% 11/3/36 μ	253,000	218,171
3.10% 4/27/26	1,320,000	1,312,970
4.653% 2/1/29 μ	633,000	640,111
5.046% 2/12/31 μ	663,000	680,194
5.678% 1/23/35 μ	555,000	584,548
5.727% 10/21/26 μ	15,000	15,010
6.787% 10/26/27 μ	320,000	328,611

US Bank 4.73% 5/15/28 μ	570,000	575,132
Wells Fargo & Co.
4.078% 9/15/29 μ	440,000	438,688
4.892% 9/15/36 μ	1,155,000	1,153,141
5.15% 4/23/31 μ	56,000	57,769
5.244% 1/24/31 μ	508,000	525,710
5.605% 4/23/36 μ	118,000	123,881
		50,078,715
Basic Industry — 0.29%
AngloGold Ashanti Holdings 6.50% 4/15/40	20,000	21,196
Celanese US Holdings
6.50% 4/15/30	72,000	72,530
6.75% 4/15/33	606,000	603,822

Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,287,000	1,301,434
Dow Chemical 5.65% 3/15/36	1,230,000	1,236,675
Fortescue Treasury 144A 5.875% 4/15/30 #	1,226,000	1,257,427
Magnera 144A 7.25% 11/15/31 #	653,000	614,956
Novelis 144A 4.75% 1/30/30 #	839,000	810,049
		5,918,089
Brokerage — 0.35%
Blackstone Reg Finance 5.00% 12/6/34	897,000	906,829
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Brookfield Finance 5.33% 1/15/36	1,295,000	$ 1,302,338
Jefferies Finance 144A 5.00% 8/15/28 #	595,000	575,359
Jefferies Financial Group
2.625% 10/15/31	122,000	108,559
5.875% 7/21/28	1,508,000	1,570,419
6.50% 1/20/43	48,000	51,567

KKR & Co. 5.10% 8/7/35	1,796,000	1,799,938
TPG Operating Group II 5.375% 1/15/36	840,000	842,544
		7,157,553
Capital Goods — 0.46%
Amcor Flexibles North America 5.50% 3/17/35	390,000	401,911
Amphenol 2.20% 9/15/31	94,000	83,458
Boeing
6.388% 5/1/31	205,000	223,376
6.858% 5/1/54	2,112,000	2,410,770
Bombardier
144A 7.00% 6/1/32 #	44,000	46,043
144A 7.25% 7/1/31 #	1,104,000	1,171,656

Caterpillar 5.20% 5/15/35	87,000	90,045
Herc Holdings
144A 7.00% 6/15/30 #	250,000	259,885
144A 7.25% 6/15/33 #	182,000	190,135
Northrop Grumman
4.75% 6/1/43	190,000	176,399
5.20% 6/1/54	814,000	775,699

QXO Building Products 144A 6.75% 4/30/32 #	279,000	289,573
Resideo Funding 144A 6.50% 7/15/32 #	1,162,000	1,192,392
Standard Industries
144A 3.375% 1/15/31 #	110,000	99,708
144A 4.375% 7/15/30 #	913,000	875,959

TransDigm 144A 6.375% 5/31/33 #	1,136,000	1,151,612
		9,438,621
Communications — 1.05%
AT&T
3.50% 9/15/53	18,000	12,460
5.375% 8/15/35	289,000	297,761
5.55% 11/1/45	445,000	440,840
5.70% 11/1/54	445,000	440,190
6.05% 8/15/56	289,000	299,767
6.30% 1/15/38	407,000	443,163

CCO Holdings 144A 4.25% 1/15/34 #	1,822,000	1,576,373
    17

Consolidated  schedules of investments
Macquarie Balanced Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
3.85% 4/1/61		115,000	$ 71,733
6.70% 12/1/55		405,000	410,105

Consolidated Communications 144A 6.50% 10/1/28 #		250,000	254,062
Matterhorn Telecom 3.125% 9/15/26 ■	EUR	38,019	44,641
Meta Platforms 5.40% 8/15/54		2,074,000	2,050,704
Midcontinent Communications 144A 8.00% 8/15/32 #		1,255,000	1,294,599
Rogers Communications
5.30% 2/15/34		1,421,000	1,442,056
7.125% 4/15/55 μ		80,000	84,846

Sirius XM Radio 144A 4.125% 7/1/30 #		756,000	709,581
SoftBank
144A 4.699% 7/9/30 #		910,000	917,761
144A 5.332% 7/9/35 #		1,095,000	1,105,066

Sprint Capital 6.875% 11/15/28		936,000	1,006,990
Time Warner Cable
6.55% 5/1/37		1,800,000	1,873,232
7.30% 7/1/38		275,000	300,617
T-Mobile USA
3.75% 4/15/27		157,000	156,132
3.875% 4/15/30		4,425,000	4,340,380
5.125% 5/15/32		250,000	257,360
5.875% 11/15/55		375,000	383,320
Verizon Communications
2.875% 11/20/50		1,244,000	794,626
5.25% 4/2/35		496,000	504,573
			21,512,938
Consumer Cyclical — 0.34%
Carnival 144A 4.00% 8/1/28 #		502,000	495,148
Ford Motor Credit
6.798% 11/7/28		200,000	208,878
6.80% 5/12/28		585,000	607,660
6.95% 6/10/26		425,000	430,595
General Motors Financial
5.60% 6/18/31		226,000	233,970
5.625% 4/4/32		279,000	288,105

Gildan Activewear 144A 4.70% 10/7/30 #		1,435,000	1,433,425
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Home Depot
4.875% 6/25/27	32,000	$ 32,541
4.95% 6/25/34	91,000	93,224

Lowe's 4.25% 3/15/31	560,000	556,538
VICI Properties
144A 4.625% 12/1/29 #	295,000	292,205
4.95% 2/15/30	2,009,000	2,032,845
5.625% 4/1/35	309,000	316,612
		7,021,746
Consumer Non-Cyclical — 0.36%
AbbVie 5.35% 3/15/44	305,000	306,841
Bunge Limited Finance 4.20% 9/17/29	793,000	790,661
CVS Health
5.00% 9/15/32	363,000	367,586
5.45% 9/15/35	613,000	624,073
6.20% 9/15/55	551,000	567,494
DaVita
144A 3.75% 2/15/31 #	46,000	42,164
144A 4.625% 6/1/30 #	42,000	40,286
144A 6.75% 7/15/33 #	636,000	656,376
Eli Lilly & Co.
5.10% 2/12/35	580,000	600,264
5.50% 2/12/55	450,000	459,977
GE HealthCare Technologies
4.80% 1/15/31	301,000	306,045
5.50% 6/15/35	295,000	305,959

Global Medical Response 144A 7.375% 10/1/32 #	815,000	839,397
HCA
5.45% 9/15/34	437,000	448,427
6.20% 3/1/55	15,000	15,495

JBS USA Holding Lux 144A 5.50% 1/15/36 #	75,000	76,638
Mars
144A 5.20% 3/1/35 #	95,000	97,152
144A 5.65% 5/1/45 #	63,000	63,951
144A 5.70% 5/1/55 #	75,000	76,025
New York and Presbyterian Hospital
2.256% 8/1/40	66,000	46,325
2.606% 8/1/60	43,000	24,133
4.063% 8/1/56	3,000	2,386

NYU Langone Hospitals 3.38% 7/1/55	39,000	27,191
Royalty Pharma
1.75% 9/2/27	106,000	101,305
3.35% 9/2/51	140,000	93,881

18

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Sysco 5.10% 9/23/30	406,000	$ 418,810
		7,398,842
Electric — 0.68%
AEP Texas 5.40% 6/1/33	32,000	32,926
American Electric Power 5.80% 3/15/56 μ	520,000	519,478
Appalachian Power 4.50% 8/1/32	518,000	513,330
Berkshire Hathaway Energy 2.85% 5/15/51	163,000	103,610
Black Hills 4.55% 1/31/31	445,000	445,267
Commonwealth Edison 2.20% 3/1/30	2,070,000	1,907,361
Constellation Energy Generation 5.75% 3/15/54	402,000	407,755
Dominion Energy
6.20% 2/15/56 μ	390,000	392,913
6.625% 5/15/55 μ	494,000	511,944
Series A 6.875% 2/1/55 μ	620,000	649,280

DTE Energy 5.10% 3/1/29	45,000	46,127
Duke Energy Carolinas 4.95% 1/15/33	45,000	46,291
Entergy
2.80% 6/15/30	1,765,000	1,647,822
3.75% 6/15/50	700,000	518,334

Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,369,000	1,347,318
Florida Power & Light 3.15% 10/1/49	2,575,000	1,800,435
NextEra Energy Capital Holdings
5.55% 3/15/54	56,000	54,895
6.50% 8/15/55 μ	37,000	39,230
NRG Energy
144A 4.734% 10/15/30 #	720,000	720,222
144A 5.407% 10/15/35 #	575,000	577,315
144A 6.25% 11/1/34 #	105,000	107,700
Oglethorpe Power
3.75% 8/1/50	152,000	110,213
5.05% 10/1/48	937,000	855,147
6.20% 12/1/53	177,000	186,575

Pacific Gas & Electric 3.30% 8/1/40	5,000	3,792
Vistra 144A 7.00% 12/15/26 #, μ, ψ	102,000	103,632
Vistra Operations 144A 6.00% 4/15/34 #	250,000	263,773
		13,912,685
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 0.89%
Archrock Partners 144A 6.625% 9/1/32 #	105,000	$ 107,785
BP Capital Markets 4.875% 3/22/30 μ, ψ	785,000	780,668
BP Capital Markets America 5.227% 11/17/34	70,000	72,332
ConocoPhillips
5.00% 1/15/35	689,000	698,301
5.05% 9/15/33	187,000	192,796
5.50% 1/15/55	646,000	633,347

El Paso Natural Gas 8.375% 6/15/32	19,000	22,811
Enbridge
4.90% 6/20/30	369,000	377,552
5.25% 4/5/27	356,000	361,556
5.55% 6/20/35	573,000	591,289
5.70% 3/8/33	880,000	926,388
5.75% 7/15/80 μ	978,000	989,079
Energy Transfer
6.10% 12/1/28	1,236,000	1,301,638
6.25% 4/15/49	985,000	994,875
6.50% 11/15/26 μ, ψ	82,000	82,599
6.50% 2/15/56 μ	1,027,000	1,023,193
6.75% 2/15/56 μ	1,120,000	1,119,118
Enterprise Products Operating
4.60% 1/15/31	618,000	624,774
5.35% 1/31/33	17,000	17,775
5.55% 2/16/55	57,000	56,382
7.21% 6/1/67 •	26,000	26,001
EOG Resources
5.00% 7/15/32	1,140,000	1,166,834
5.95% 7/15/55	335,000	351,022
Hilcorp Energy I
144A 6.00% 2/1/31 #	47,000	45,440
144A 6.25% 4/15/32 #	1,304,000	1,251,890

NGL Energy Operating 144A 8.375% 2/15/32 #	589,000	604,053
ONEOK 5.70% 11/1/54	564,000	532,821
Targa Resources Partners 5.00% 1/15/28	1,149,000	1,150,339
Tennessee Gas Pipeline 8.375% 6/15/32	19,000	22,451
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	1,696,000	1,529,351
Woodside Finance 5.70% 5/19/32	625,000	649,299
		18,303,759
    19

Consolidated  schedules of investments
Macquarie Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 0.77%
AerCap Ireland Capital DAC
3.00% 10/29/28	344,000	$ 331,615
3.65% 7/21/27	150,000	148,695
5.00% 11/15/35	415,000	410,720
5.10% 1/19/29	400,000	409,714
Air Lease
3.00% 2/1/30	385,000	358,669
4.125% 12/15/26 μ, ψ	65,000	63,095
4.625% 10/1/28	764,000	767,759
4.65% 6/15/26 μ, ψ	130,000	128,501
5.10% 3/1/29	556,000	564,733
5.20% 7/15/31	13,000	13,248

American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,965,979
Apollo Debt Solutions 6.70% 7/29/31	1,082,000	1,147,234
Ares Capital 5.10% 1/15/31	1,025,000	1,017,877
Aviation Capital Group
144A 3.50% 11/1/27 #	1,660,000	1,631,381
144A 4.80% 10/24/30 #	1,514,000	1,513,261
144A 5.375% 7/15/29 #	640,000	655,851
Blackstone Private Credit Fund
5.05% 9/10/30	445,000	439,954
5.60% 11/22/29	1,134,000	1,154,478

Blue Owl Credit Income 5.80% 3/15/30	352,000	357,082
OneMain Finance 7.125% 9/15/32	1,175,000	1,215,288
PennyMac Financial Services 144A 6.875% 5/15/32 #	1,193,000	1,237,120
UWM Holdings 144A 6.25% 3/15/31 #	392,000	390,378
		15,922,632
Industrials — 0.04%
Quanta Services 4.30% 8/9/28	811,000	815,127
		815,127
Insurance — 0.32%
Aon
2.90% 8/23/51	25,000	15,852
5.00% 9/12/32	550,000	566,450
Aon North America
5.30% 3/1/31	475,000	495,217
5.75% 3/1/54	10,000	10,079

Athene Global Funding 144A 1.985% 8/19/28 #	200,000	187,881
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Athene Holding
3.45% 5/15/52	50,000	$ 32,874
6.625% 5/19/55	267,000	285,995
6.875% 6/28/55 μ	545,000	558,854

Chubb INA Holdings 4.90% 8/15/35	533,000	536,373
Henneman Trust 144A 6.58% 5/15/55 #	986,000	1,052,852
Marsh & McLennan 5.35% 11/15/44	877,000	870,641
New York Life Global Funding 144A 5.45% 9/18/26 #	183,000	185,656
Pacific Life Insurance 144A 5.95% 9/15/55 #	590,000	610,338
Prudential Financial 5.20% 3/14/35	90,000	92,579
Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ	1,085,000	1,105,372
		6,607,013
Natural Gas — 0.01%
Sempra
4.875% 10/15/25 μ, ψ	49,000	49,053
6.40% 10/1/54 μ	170,000	173,945
		222,998
Real Estate Investment Trusts — 0.06%
Extra Space Storage 5.40% 2/1/34	223,000	229,620
Simon Property Group
4.375% 10/1/30	669,000	670,840
5.125% 10/1/35	437,000	442,303
		1,342,763
Technology — 0.68%
Broadcom
4.20% 10/15/30	595,000	594,136
4.90% 7/15/32	40,000	40,931
5.05% 7/12/29	131,000	134,971
5.20% 7/15/35	45,000	46,394

CDW 3.276% 12/1/28	704,000	680,583
Cloud Software Group 144A 6.50% 3/31/29 #	1,053,000	1,063,657
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,427,005
Entegris 144A 4.75% 4/15/29 #	692,000	686,805
Foundry JV Holdco 144A 6.10% 1/25/36 #	595,000	632,846

20

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Leidos
5.40% 3/15/32	51,000	$ 53,005
5.50% 3/15/35	1,148,000	1,190,167
Oracle
4.70% 9/27/34	290,000	283,330
5.20% 9/26/35	770,000	774,533
5.875% 9/26/45	495,000	496,630
5.95% 9/26/55	620,000	618,522
6.00% 8/3/55	49,000	49,225

TSMC Global 144A 1.75% 4/23/28 #	4,400,000	4,157,616
		13,930,356
Transportation — 0.01%
Union Pacific
5.10% 2/20/35	78,000	80,240
5.60% 12/1/54	115,000	116,890
		197,130
Total Corporate Bonds (cost $178,751,930)		179,780,967
	Principal amount
Municipal Bonds — 0.12%
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	65,000	70,805
Texas Water Development Board Revenue (Master Trust) 4.75% 10/15/55	1,230,000	1,239,422
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	1,005,000	1,100,324
Total Municipal Bonds (cost $2,335,093)		2,410,551

Non-Agency Asset-Backed Securities — 0.99%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	345,000	339,221
	Principal amount	Value (US $)

Non-Agency Asset-Backed Securities (continued)
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	145,000	$ 143,244
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	375,000	359,646
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	316,063	298,792
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	130,000	126,964
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	120,000	116,259

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	103,328	103,585
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	1,140,000	1,156,818
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	470,000	478,888
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	500,000	515,362
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	2,500,000	2,538,878
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	44,214	44,291
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	1,300,000	1,308,598
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	3,000,000	3,038,323
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	1,500,000	1,507,660
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	550,000	558,197
    21

Consolidated  schedules of investments
Macquarie Balanced Fund
	Principal amount	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	2,375,000	$ 2,411,155
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	2,700,000	2,759,151
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	2,500,000	2,522,147
Total Non-Agency Asset-Backed Securities (cost $20,073,434)		20,327,179

Non-Agency Collateralized Mortgage Obligations — 0.67%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.256% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	1,774,343
Series 2023-R08 1M1 144A 5.856% (SOFR + 1.50%) 10/25/43 #, •	2,061,720	2,063,649
Series 2025-R04 1M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	1,025,000	1,028,951
Series 2025-R05 2M2 144A 5.956% (SOFR + 1.60%) 7/25/45 #, •	480,000	481,677
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 6.406% (SOFR + 2.05%) 12/25/33 #, •	3,516,455	3,602,186
Series 2023-HQA3 A1 144A 6.206% (SOFR + 1.85%) 11/25/43 #, •	975,148	986,209
Series 2025-DNA2 M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	375,000	375,176
Series 2025-DNA3 M2 144A 5.87% (SOFR + 1.50%) 9/25/45 #, •	530,000	530,328

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~	3,001,822	2,961,976
Total Non-Agency Collateralized Mortgage Obligations (cost $13,453,832)		13,804,495

	Principal amount	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 2.50%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	120,000	$ 121,544
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	180,000	177,600
Series 2019-BN20 A3 3.011% 9/15/62	170,000	159,366
Series 2019-BN21 A5 2.851% 10/17/52	320,000	300,676
Series 2019-BN23 A3 2.92% 12/15/52	230,000	216,836
Series 2020-BN26 A4 2.403% 3/15/63	220,000	200,527
Series 2020-BN29 A4 1.997% 11/15/53	145,000	126,512
Series 2021-BN32 A5 2.643% 4/15/54 •	7,310,000	6,642,532
Series 2021-BN36 A5 2.47% 9/15/64	7,696,000	6,864,177
Series 2022-BNK39 B 3.347% 2/15/55 •	588,000	519,070
Series 2022-BNK39 C 3.378% 2/15/55 •	432,000	366,185
Series 2022-BNK40 A4 3.504% 3/15/64 •	8,150,000	7,592,266
Series 2022-BNK40 B 3.504% 3/15/64 •	1,120,000	986,158
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	155,000	152,676
Series 2020-B17 A5 2.289% 3/15/53	495,000	444,111
Series 2021-B25 A5 2.577% 4/15/54	135,000	120,824
Series 2022-B32 A5 3.002% 1/15/55 •	9,130,000	8,129,946
Series 2022-B32 B 3.202% 1/15/55 •	2,345,000	1,966,295
Series 2022-B32 C 3.571% 1/15/55 •	1,346,000	1,056,811
Series 2022-B33 A5 3.458% 3/15/55	8,325,000	7,705,332
Series 2022-B33 B 3.734% 3/15/55 •	500,000	435,870
Series 2022-B33 C 3.734% 3/15/55 •	500,000	396,806
Series 2022-B34 A5 3.786% 4/15/55 •	165,000	153,815

22

	Principal amount	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B35 A5 4.591% 5/15/55 •	330,000	$ 323,072

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	4,171,241
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	215,000	210,057
Series 2019-CF2 A5 2.874% 11/15/52	160,000	150,408

CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	141,950	140,503
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	270,000	267,081
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	190,000	187,679
Series 2019-GC39 A4 3.567% 5/10/52	195,000	186,362
Series 2019-GC42 A4 3.001% 9/10/52	145,000	136,118

JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 A5 3.914% 1/15/49	93,916	93,413
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.754% 10/15/42 #, •	250,000	249,309
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.531% 10/15/48	23,574	23,529
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	110,000	104,528
Series 2020-HR8 A4 2.041% 7/15/53	180,000	161,309

	Principal amount	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	160,000	$ 157,442
Total Non-Agency Commercial Mortgage-Backed Securities (cost $56,897,064)		51,397,986

US Treasury Obligations — 4.76%
US Treasury Bonds
2.25% 8/15/46	522,000	348,435
3.875% 2/15/43	12,090,000	10,976,397
4.125% 8/15/44	2,653,000	2,463,300
4.625% 11/15/44	3,175,000	3,146,351
4.625% 5/15/54	109,000	107,122
4.75% 5/15/55	10,190,000	10,225,028
4.75% 8/15/55	530,000	531,905
5.00% 5/15/45	2,148,000	2,231,067

US Treasury Inflation Indexed Bonds 2.125% 1/15/35	37,516,406	38,634,313
US Treasury Notes
3.875% 6/30/30	8,175,000	8,225,774
3.875% 8/31/32	20,945,000	20,886,092
Total US Treasury Obligations (cost $98,362,492)		97,775,784
	Number of shares
Common Stocks — 60.55%♣
Communication Services — 6.81%
Alphabet Class A	118,341	28,768,697
Alphabet Class C	109,463	26,659,714
AT&T	951,142	26,860,250
Live Nation Entertainment †	64,770	10,583,418
Meta Platforms Class A	46,280	33,987,107
Netflix †	10,846	13,003,486
		139,862,672
Consumer Discretionary — 4.99%
Amazon.com †	203,270	44,631,994
AutoZone †	6,819	29,255,146
Booking Holdings	1,074	5,798,816
Home Depot	55,073	22,315,029
Media Group Holdings Series H <<, =, †	72,709	117,672
Studio City International Holdings †, π	60,131	234,511
    23

Consolidated  schedules of investments
Macquarie Balanced Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
Studio City International Holdings ADR †	28,089	$ 109,547
		102,462,715
Consumer Staples — 1.42%
Costco Wholesale	31,487	29,145,312
		29,145,312
Energy — 0.00%
Foresight Energy =, †, π	31,163	73,156
Westmoreland Coal =, †, π	146	109
		73,265
Financials — 13.15%
Allstate	99,951	21,454,482
Ally Financial	437,826	17,162,779
American Express	69,401	23,052,236
Aon Class A	39,791	14,188,675
Blackstone	104,129	17,790,440
Capital One Financial	116,713	24,810,849
CME Group	100,120	27,051,423
Fiserv †	150,305	19,378,824
JPMorgan Chase & Co.	79,692	25,137,248
KKR & Co.	141,642	18,406,378
Mastercard Class A	37,909	21,563,018
MNSN Holdings =, †	1,315	64,928
Morgan Stanley	129,098	20,521,418
New Cotai =, †, π	318,315	144,039
Progressive	78,036	19,270,990
		269,997,727
Healthcare — 3.72%
Abbott Laboratories	205,931	27,582,398
AbbVie	26,987	6,248,570
Danaher	70,020	13,882,165
HCA Healthcare	38,080	16,229,696
Vertex Pharmaceuticals †	31,786	12,448,669
		76,391,498
Industrials — 6.73%
Airbus ADR	489,141	28,477,789
BAE Systems ADR	203,153	22,696,253
Cummins	46,544	19,658,790
Eaton	62,969	23,566,148
Howmet Aerospace	222,927	43,744,965
		138,143,945
Information Technology — 20.96%
Advanced Micro Devices †	92,771	15,009,420
Apple	228,840	58,269,529
Applied Materials	108,980	22,312,565
Broadcom	95,578	31,532,138
Microsoft	181,285	93,896,566
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
NVIDIA	434,834	$ 81,131,328
Salesforce	77,352	18,332,424
SAP ADR	59,835	15,988,510
Seagate Technology Holdings	70,821	16,718,005
Taiwan Semiconductor Manufacturing ADR	177,567	49,592,688
TE Connectivity	46,525	10,213,633
Zebra Technologies Class A †	59,198	17,591,278
		430,588,084
Materials — 2.24%
Crown Holdings	140,620	13,582,486
Linde	29,916	14,210,100
Sherwin-Williams	26,617	9,216,402
Vulcan Materials	29,358	9,031,108
		46,040,096
Utilities — 0.53%
NextEra Energy	142,888	10,786,615
		10,786,615
Total Common Stocks (cost $833,993,841)		1,243,491,929

Preferred Stock — 0.04%
Financials — 0.04%
SVB Financial Trust 11/7/29 †	1,500	817,500
Total Preferred Stock (cost $759,935)		817,500

Exchange-Traded Funds — 11.37%
iShares Core US Aggregate Bond ETF	948,261	95,063,165
iShares US Treasury Bond ETF	3,384,133	78,241,155
Vanguard Russell 1000 Value ETF	438,204	39,162,292
Vanguard S&P 500 ETF	34,363	21,043,214
Total Exchange-Traded Funds (cost $223,325,644)		233,509,826

Short-Term Investments — 0.71%
Money Market Mutual Funds — 0.71%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	3,650,000	3,650,000

24

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	3,650,000	$ 3,650,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	3,650,000	3,650,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	3,650,000	3,650,000
Total Short-Term Investments (cost $14,600,000)		14,600,000
Total Value of Securities—99.87% (cost $1,638,780,176)		$2,051,274,482
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $83,142,656, which represents 4.05% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $907,812, which represented 0.04% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2025.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Foresight Energy	6/30/20	$611,246	$73,156
New Cotai	9/29/20	2,791,169	144,039
New Cotai PIK	2/7/22	398,992	455,997
Studio City International Holdings	8/5/20	364,276	234,511
Westmoreland Coal	3/15/19	110	109
Total		$4,165,793	$907,812
    25

Consolidated  schedules of investments
Macquarie Balanced Fund
The following futures contracts and swap contracts were outstanding at September 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
517	US Treasury 2 yr Notes	$107,741,992	$107,678,582	12/31/25	$63,410	$56,547
(491)	US Treasury 5 yr Notes	(53,614,897)	(53,726,524)	12/31/25	111,627	(19,178)
(371)	US Treasury 10 yr Ultra Notes	(42,693,986)	(42,931,570)	12/19/25	237,584	25,107
379	US Treasury Long Bonds	44,189,031	43,569,122	12/19/25	619,909	(94,750)
11	US Treasury Ultra Bonds	1,320,687	1,284,172	12/19/25	36,515	(6,188)
Total Futures Contracts			$55,873,782		$1,069,045	$(38,462)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[4] 12/20/29-Quarterly	7,900,000	5.000%	$605,060	$431,741	$173,319	$(9,898)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 8 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CD – Certificate of Deposit
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs

26

Summary of abbreviations: (continued)
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit
See accompanying notes, which are an integral part of the financial statements.
    27

Schedules of investments
Macquarie Climate Solutions Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.65%♣
Energy — 13.69%
Neste	152,385	$ 2,799,885
Occidental Petroleum	63,671	3,008,455
Schlumberger	82,188	2,824,801
Shell ADR	20,013	1,431,530
Valero Energy	21,909	3,730,226
		13,794,897
Industrials — 15.89%
Cummins	10,102	4,266,782
Kingspan Group	44,316	3,705,302
Schneider Electric	15,131	4,258,955
Waste Management	17,144	3,785,909
		16,016,948
Information Technology — 4.03%
First Solar †	18,398	4,057,311
		4,057,311
Materials — 24.55%
Alcoa	107,242	3,527,190
Anglo American	123,707	4,664,661
CF Industries Holdings	40,656	3,646,843
Holcim †	33,992	2,900,353
Johnson Matthey	61,786	1,673,951
Nutrien	63,855	3,748,927
Steel Dynamics	23,331	3,253,041
West Fraser Timber	19,580	1,331,080
		24,746,046
Real Estate — 3.29%
Weyerhaeuser	133,744	3,315,514
		3,315,514
Utilities — 36.20%
AES	197,120	2,594,099
Ameren	38,908	4,061,217
CLP Holdings	356,000	2,945,653
CMS Energy	52,784	3,866,956
EDP Renovaveis	288,668	3,815,196
NextEra Energy	42,808	3,231,576
NiSource	86,251	3,734,668
RWE	99,826	4,440,132
SSE	141,237	3,312,814
Xcel Energy	55,496	4,475,752
		36,478,063
Total Common Stocks (cost $83,640,042)		98,408,779
Total Value of Securities—97.65% (cost $83,640,042)		$98,408,779

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
    28

Macquarie Natural Resources Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.88%♣
Consumer Staples — 2.15%
Bunge Global	51,684	$ 4,199,325
		4,199,325
Energy — 29.74%
ARC Resources	257,281	4,691,954
Chord Energy	22,915	2,277,063
DHT Holdings	216,533	2,587,569
Diamondback Energy	27,352	3,914,071
EQT	35,223	1,917,188
Expand Energy	53,351	5,668,010
Helmerich & Payne	154,699	3,417,301
HF Sinclair	53,005	2,774,282
Kimbell Royalty Partners	355,192	4,791,540
Parex Resources	191,208	2,499,155
Peabody Energy	103,379	2,741,611
Permian Resources	179,694	2,300,083
Shell	269,049	9,589,186
Unit	99,487	2,983,118
Valero Energy	34,780	5,921,643
		58,073,774
Industrials — 1.94%
Arcosa	40,384	3,784,385
		3,784,385
Information Technology — 2.08%
First Solar †	18,412	4,060,398
		4,060,398
Materials — 60.97%
Alcoa	116,319	3,825,732
Anglo American	160,653	6,057,796
Canfor †	184,225	1,621,582
CF Industries Holdings	64,542	5,789,417
China Metal Recycling Holdings =, †	30,000,000	0
Coeur Mining †	224,215	4,206,273
Corteva	67,801	4,585,382
CRH	56,596	6,828,225
Endeavour Mining	96,266	4,025,565
ERO Copper †	304,049	6,158,756
Hudbay Minerals	544,797	8,259,123
International Paper	119,764	5,557,050
Louisiana-Pacific	27,533	2,446,032
Metallus †	180,019	2,975,714
Methanex	93,900	3,733,464
MP Materials †	24,023	1,611,223
Newmont	118,945	10,028,253
Nutrien	128,203	7,526,798
SSR Mining †	167,881	4,099,013
Steel Dynamics	52,893	7,374,871
Teck Resources Class B	53,659	2,353,871
Titan	42,503	1,741,444
Valterra Platinum	83,459	5,948,932
West Fraser Timber	60,441	4,108,876
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Wheaton Precious Metals	73,222	$ 8,189,149
		119,052,541
Total Common Stocks (cost $178,163,670)		189,170,423
Total Value of Securities—96.88% (cost $178,163,670)		$189,170,423
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    29

Schedules of investments
Macquarie Real Estate Securities Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.28%♣
Internet Services & Infrastructure — 1.94%
NEXTDC †	154,111	$ 1,728,929
		1,728,929
Real Estate OperatingCompanies/Developer — 0.63%
Corp Inmobiliaria Vesta ADR	19,860	561,839
		561,839
REIT Asset Management & CustodyBanks — 2.24%
DigitalBridge Group	170,550	1,995,435
		1,995,435
REIT Data Center — 14.51%
Digital Realty Trust	11,975	2,070,238
Equinix	13,285	10,405,343
Keppel REIT	241,900	448,551
		12,924,132
REIT Healthcare — 18.72%
American Healthcare REIT	64,343	2,703,050
Ventas	58,267	4,078,107
Welltower	55,494	9,885,701
		16,666,858
REIT Hotel — 2.91%
Hyatt Hotels Class A	7,631	1,083,068
Ryman Hospitality Properties	16,793	1,504,485
		2,587,553
REIT Industrial — 11.91%
First Industrial Realty Trust	72,386	3,725,707
Goodman Group	30,974	671,238
LXP Industrial Trust	117,117	1,049,368
Prologis	30,992	3,549,204
Rexford Industrial Realty	39,188	1,611,019
		10,606,536
REIT Multifamily — 8.64%
AvalonBay Communities	17,652	3,409,837
Equity Residential	36,875	2,386,919
Essex Property Trust	7,092	1,898,244
		7,695,000
REIT Office — 2.89%
Kilroy Realty	60,972	2,576,067
		2,576,067
REIT Retail — 18.93%
Acadia Realty Trust	84,061	1,693,829
Agree Realty	46,989	3,338,099
First Capital Real Estate Investment Trust	33,884	481,344
InvenTrust Properties	21,566	617,219
Macerich	57,976	1,055,163
NETSTREIT	92,179	1,664,753
Realty Income	24,154	1,468,322
Simon Property Group	24,757	4,646,146
	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Retail (continued)
Tanger	55,788	$ 1,887,866
		16,852,741
REIT Self-Storage — 5.40%
Extra Space Storage	7,403	1,043,379
Public Storage	13,032	3,764,293
		4,807,672
REIT Single Family — 4.07%
Invitation Homes	123,505	3,622,402
		3,622,402
REIT Specialty — 4.54%
VICI Properties	124,045	4,045,107
		4,045,107
REIT Telecom Tower — 1.95%
American Tower	9,025	1,735,688
		1,735,688
Total Common Stocks (cost $55,273,117)		88,405,959

Rights — 0.00%♣
REIT Data Center — 0.00%
Keppel †	19,432	2,260
Total Rights (cost $0)		2,260

Short-Term Investments — 0.15%
Money Market Mutual Funds — 0.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	34,134	34,134
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	34,134	34,134
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	34,134	34,134
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	34,133	34,133
Total Short-Term Investments (cost $136,535)		136,535
Total Value of Securities—99.43% (cost $55,409,652)		$88,544,754
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
    30

Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
    31

Schedules of investments
Macquarie Science and Technology Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.49%♣
Communication Services — 15.03%
Alphabet Class A	823,717	$ 200,245,603
Meta Platforms Class A	532,831	391,300,430
Netflix †	99,850	119,712,162
Spotify Technology †	99,740	69,618,520
Take-Two Interactive Software †	555,748	143,583,053
ZoomInfo Technologies †	7,509,560	81,929,299
		1,006,389,067
Consumer Discretionary — 10.68%
Amazon.com †	1,091,278	239,611,911
DoorDash Class A †	458,199	124,625,546
DraftKings Class A †	2,383,631	89,147,799
MercadoLibre †	55,832	130,476,034
SharkNinja †	1,272,673	131,276,220
		715,137,510
Financials — 1.31%
Coinbase Global Class A †	260,098	87,780,474
		87,780,474
Healthcare — 3.75%
Alnylam Pharmaceuticals †	188,262	85,847,472
Boston Scientific †	1,002,626	97,886,376
Intuitive Surgical †	151,631	67,813,932
		251,547,780
Industrials — 3.97%
Howmet Aerospace	667,428	130,969,397
Uber Technologies †	1,375,692	134,776,545
		265,745,942
Information Technology — 64.38%
Advanced Micro Devices †	1,136,636	183,896,338
Amphenol Class A	305,558	37,812,802
Arista Networks †	1,218,609	177,563,517
ASML Holding	168,764	163,378,741
Broadcom	1,110,838	366,476,565
Cadence Design Systems †	395,516	138,928,950
CDW	959,601	152,845,247
Datadog Class A †	447,919	63,783,666
Intuit	90,261	61,640,140
Lam Research	1,765,607	236,414,777
Micron Technology	1,202,022	201,122,321
Microsoft	696,118	360,554,318
Monday.com †	244,479	47,353,138
NVIDIA	3,068,008	572,428,933
SAP ADR	611,941	163,516,755
Seagate Technology Holdings	2,121,467	500,793,500
Shopify Class A †	936,269	139,138,936
Snowflake Class A †	339,897	76,663,768
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	1,357,833	$ 379,229,179
Unity Software †	3,322,789	133,044,472
Western Digital	383,321	46,021,519
Zebra Technologies Class A †	367,259	109,134,684
		4,311,742,266
Materials — 0.37%
Sensient Technologies	265,959	24,960,252
		24,960,252
Total Common Stocks (cost $3,279,039,166)		6,663,303,291

Short-Term Investments — 0.21%
Money Market Mutual Funds — 0.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	3,421,519	3,421,519
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	3,421,519	3,421,519
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	3,421,518	3,421,518
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	3,421,519	3,421,519
Total Short-Term Investments (cost $13,686,075)		13,686,075
Total Value of Securities—99.70% (cost $3,292,725,241)		$6,676,989,366
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
    32

Statements of assets and liabilities
Ivy Funds
September 30, 2025 (Unaudited)
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fundφ	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Assets:
Investments, at value*	$1,695,928,491	$2,051,156,810	$98,408,779	$189,170,423	$88,544,754	$6,676,989,366
Investments of affiliated issuers, at value**	1,099,678	117,672	—	—	—	—
Bullion, at value‡	126,746,435	—	—	—	—	—
Foreign currencies, at valueΔ	10,087,832	1,534	—	42,113	—	—
Cash	1,388,466	4,322,972	2,324,451	6,127,924	2,122	107,252
Cash collateral due from brokers	561,875	1,646,945	—	—	—	—
Dividends and interest receivable	6,162,661	4,397,657	123,389	190,390	383,764	2,641,015
Litigation proceeds receivable	4,637,282	—	—	—	—	—
Receivable for fund shares sold	1,631,719	3,986,825	58,906	171,480	172,990	8,540,540
Foreign tax reclaims receivable	1,043,216	269,500	169,425	84,546	180	1,389,027
Prepaid expenses	147,765	151,789	88,601	105,170	113,753	223,418
Receivable for securities sold	—	8,017,924	—	—	263,369	27,949,111
Other assets	—	34,925	—	—	—	8,457
Total Assets	1,849,435,420	2,074,104,553	101,173,551	195,892,046	89,480,932	6,717,848,186
    33

Statements of assets and liabilities
Ivy Funds
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fundφ	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Liabilities:
Payable for securities purchased	8,513,740	13,483,647	—	—	—	—
Payable for fund shares redeemed	2,669,180	4,563,297	205,123	212,921	248,238	13,609,233
Accrued capital gains taxes on appreciated securities	2,064,203	—	—	—	—	—
Investment management fees payable to affiliates	1,018,315	966,124	39,246	87,303	28,743	4,304,837
Trustees' fees payable to non-affiliates	367,915	334,647	19,394	152,138	25,334	339,808
Distribution fees payable to affiliates	320,878	350,365	17,559	30,628	13,067	1,048,168
Sub-transfer agent fees and expenses payable	271,523	242,351	45,927	56,106	51,183	651,077
Accounting and administration expenses payable to affiliates	135,092	107,902	32,360	35,035	25,781	334,132
Other accrued expenses	116,045	101,242	15,018	15,342	12,618	279,176
IRS compliance fee for foreign withholding tax claims (see Note 1)	78,960	—	—	—	—	—
Custody fees payable	24,886	839	8,865	9,943	4,220	17,878
Variation margin due to broker on futures contracts	688	38,462	—	—	—	—
Variation margin due to broker on centrally cleared credit default swap contracts	—	9,898	—	—	—	—
Audit and tax fees payable	—	17,739	16,184	20,891	21,337	17,699
Due to brokers on centrally cleared derivatives	—	1,177	—	—	—	—
Total Liabilities	15,581,425	20,217,690	399,676	620,307	430,521	20,602,008
Total Net Assets	$1,833,853,995	$2,053,886,863	$100,773,875	$195,271,739	$89,050,411	$6,697,246,178

Net Assets Consist of:
Paid-in capital	$1,868,105,124	$1,619,076,795	$255,919,200	$778,925,070	$43,658,024	$2,403,813,372
Total distributable earnings (loss)	(34,251,129)	434,810,068	(155,145,325)	(583,653,331)	45,392,387	4,293,432,806
Total Net Assets	$1,833,853,995	$2,053,886,863	$100,773,875	$195,271,739	$89,050,411	$6,697,246,178

    34

	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fundφ	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Net Asset Value

Class A:
Net assets	$1,312,164,333	$1,528,805,707	$42,850,724	$121,744,372	$57,842,499	$4,297,494,656
Shares of beneficial interest outstanding, unlimited authorization, no par	54,408,416	58,975,759	4,224,421	6,372,833	3,711,937	64,346,330
Net asset value per share	$24.12	$25.92	$10.14	$19.10	$15.58	$66.79
Sales charge	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$25.59	$27.50	$10.76	$20.27	$16.53	$70.86

Class C:
Net assets	$32,596,279	$36,495,462	$3,098,722	$2,029,061	$398,076	$79,019,763
Shares of beneficial interest outstanding, unlimited authorization, no par	1,514,674	1,438,002	334,753	134,666	27,403	898,897
Net asset value per share	$21.52	$25.38	$9.26	$15.07	$14.53	$87.91

Class R:
Net assets	$22,074,145	$10,745,444	$14,818,118	$7,439,314	$691,602	$119,241,931
Shares of beneficial interest outstanding, unlimited authorization, no par	936,219	416,416	1,482,083	394,748	44,702	2,048,974
Net asset value per share	$23.58	$25.80	$10.00	$18.85	$15.47	$58.20

Institutional Class:
Net assets	$370,546,729	$458,790,372	$35,975,775	$49,257,109	$22,979,051	$1,657,858,510
Shares of beneficial interest outstanding, unlimited authorization, no par	14,979,473	17,670,075	3,377,198	2,440,440	1,440,287	18,050,240
Net asset value per share	$24.74	$25.96	$10.65	$20.18	$15.95	$91.85

Class R6:
Net assets	$17,878,792	$10,433,834	$1,549,524	$4,658,455	$4,788,896	$205,106,725
Shares of beneficial interest outstanding, unlimited authorization, no par	720,432	400,690	144,680	230,888	299,700	2,178,192
Net asset value per share	$24.82	$26.04	$10.71	$20.18	$15.98	$94.16

Class Y:
Net assets	$78,593,717	$8,616,044	$2,481,012	$10,143,428	$2,350,287	$338,524,593
Shares of beneficial interest outstanding, unlimited authorization, no par	3,241,596	332,094	238,680	514,580	148,637	4,261,107
Net asset value per share	$24.25	$25.94	$10.39	$19.71	$15.81	$79.45
    35

Statements of assets and liabilities
Ivy Funds
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fundφ	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
*Investments, at cost	$1,264,001,235	$1,588,471,593	$83,640,042	$178,163,670	$55,409,652	$3,292,725,241
**Investments of affiliated issuers, at cost	443,037,216	50,308,583	—	—	—	—
‡Bullion, at cost	38,406,159	—	—	—	—	—
ΔForeign currencies, at cost	9,995,705	1,481	—	41,765	—	—
φConsolidated statements of assets and liabilities.
See accompanying notes, which are an integral part of the financial statements.
    36

Statements of operations
Ivy Funds
Six months ended September 30, 2025 (Unaudited)
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fundα	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Investment Income:
Interest	$14,640,583	$12,550,821	$—	$—	$—	$—
Dividends	9,221,839	7,433,690	1,831,985	2,826,598	1,527,224	15,592,781
Foreign withholding tax claims	—	—	—	—	—	1,197,617
Foreign tax withheld	(648,152)	(121,313)	(38,433)	(74,743)	(4,956)	(834,764)
	23,214,270	19,863,198	1,793,552	2,751,855	1,522,268	15,955,634

Expenses:
Management fees	6,053,951	5,610,973	414,372	734,062	412,716	23,478,490
Distribution expenses — Class A	1,599,256	1,509,118	51,195	134,367	72,582	4,744,131
Distribution expenses — Class C	162,461	177,884	15,284	9,196	2,030	360,697
Distribution expenses — Class R	53,180	25,703	35,305	16,549	1,676	263,968
Distribution expenses — Class Y	96,058	11,507	3,003	11,357	2,998	373,899
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,033,824	790,186	94,359	165,255	76,028	2,723,701
Accounting and administration expenses	156,740	137,366	31,886	36,934	27,114	466,205
Reports and statements to shareholders expenses	101,284	55,824	16,952	23,622	17,372	184,085
Custodian fees	74,254	13,320	4,593	4,455	2,519	24,972
Registration fees	73,954	75,699	56,216	60,994	61,575	118,656
Legal fees	61,340	45,281	3,892	5,631	3,256	168,249
Trustees’ fees	46,606	69,175	2,570	4,449	2,445	150,648
Audit and tax fees	42,675	24,879	19,765	19,062	18,628	18,958
Investment interest expense	172	156	—	—	—	—
Other	57,376	35,749	7,130	14,338	6,412	87,587
	9,613,131	8,582,820	756,522	1,240,271	707,351	33,164,246
Less expenses waived	—	(886,945)	(170,143)	(106,075)	(195,558)	(12)
Less expenses paid indirectly	(36,431)	(13,876)	(213)	(358)	(152)	(15,186)
Total operating expenses	9,576,700	7,681,999	586,166	1,133,838	511,641	33,149,048
Net Investment Income (Loss)	13,637,570	12,181,199	1,207,386	1,618,017	1,010,627	(17,193,414)
    37

Statements of operations
Ivy Funds
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fundα	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*, 1	$50,922,399	$(3,751,898)	$1,144,628	$6,294,380	$6,492,469	$359,603,288
Affiliated investments	(168,252,289)	—	—	—	—	—
Foreign currencies	76,109	2,452	(18,035)	(1,309)	(5,125)	—
Forward foreign currency exchange contracts	(2,406)	—	—	—	—	—
Futures contracts	(184,991)	(2,711,238)	—	—	—	—
Swap contracts	—	134,776	—	—	—	—
Net realized gain (loss)	(117,441,178)	(6,325,908)	1,126,593	6,293,071	6,487,344	359,603,288

Net change in unrealized appreciation (depreciation) on:
Investments[2]	157,464,235	240,719,021	13,291,545	34,343,680	(2,543,101)	1,770,735,995
Affiliated investments	168,783,564	(50,190,911)	—	—	—	—
Foreign currencies	170,673	6,454	8,887	1,324	117	44,839
Futures contracts	(89,756)	1,426,252	—	—	—	—
Swap contracts	—	221,461	—	—	—	—
Net change in unrealized appreciation (depreciation)	326,328,716	192,182,277	13,300,432	34,345,004	(2,542,984)	1,770,780,834
Net Realized and Unrealized Gain (Loss)	208,887,538	185,856,369	14,427,025	40,638,075	3,944,360	2,130,384,122
Net Increase (Decrease) in Net Assets Resulting from Operations	$222,525,108	$198,037,568	$15,634,411	$42,256,092	$4,954,987	$2,113,190,708
φ	Consolidated statement of operations.
α	Consolidated statement of operations from August 22, 2025.
*	Includes $4,663,508 in proceeds received from the settlement of class action litigation for Macquarie Asset Strategy Fund.
[1]	Includes $(155,889) capital gains taxes paid for Macquarie Asset Strategy Fund.
[2]	Includes net change of $(294,728) capital gains taxes accrued for Macquarie Asset Strategy Fund.
See accompanying notes, which are an integral part of the financial statements.
    38

Statements of changes in net assets
Ivy Funds
	Macquarie Asset Strategy Fundφ		Macquarie Balance Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25α (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,637,570	$29,778,784 [1]	$12,181,199	$22,299,615
Net realized gain (loss)	(117,441,178)	142,332,783 [2]	(6,325,908)	115,860,960
Payment by affiliates	—	(19,553) [3]	—	—
Net increase from payment by affiliates	—	4,454 [3]	—	—
Net change in unrealized appreciation (depreciation)	326,328,716	(57,452,229)	192,182,277	(38,748,453)
Net increase (decrease) in net assets resulting from operations	222,525,108	114,644,239	198,037,568	99,412,122

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,625,019)	(92,175,091)	(8,562,420)	(11,389,226)
Class C	(167,479)	(2,518,996)	(99,781)	(169,057)
Class R	(142,436)	(1,530,396)	(53,466)	(83,611)
Institutional Class[4]	(3,040,486)	(24,861,015)	(3,098,840)	(4,091,219)
Class R6	(153,955)	(1,530,200)	(78,898)	(118,714)
Class Y	(570,674)	(5,709,664)	(56,567)	(101,038)
	(13,700,049)	(128,325,362)	(11,949,972)	(15,952,865)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	14,558,145	33,631,437[5]	100,935,505	71,882,899
Class C	2,046,948	3,817,077[5]	2,242,037	4,920,594
Class R	888,060	2,340,415[5]	502,375	1,045,113
Institutional Class[4]	28,277,382	58,278,808[5]	46,581,142	67,538,672
Class R6	838,096	3,248,769[5]	980,953	1,127,089
Class Y	1,514,698	3,427,278[5]	347,372	1,098,302

Net assets from reorganization:[6]
Class A	—	—	318,367,122	—
Class C	—	—	3,234,346	—
Institutional Class	—	—	91,832,430	—
Class R6	—	—	880,928	—
Class Y	—	—	53,429	—
    39

Statements of changes in net assets
Ivy Funds
	Macquarie Asset Strategy Fundφ		Macquarie Balance Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25α (Unaudited)	Year ended 3/31/25

Capital Share Transactions (See Note 4) (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$9,461,761	$90,758,925	$8,497,639	$11,293,680
Class C	167,180	2,513,428	99,762	169,027
Class R	142,436	1,530,396	53,446	83,581
Institutional Class[4]	3,014,419	24,657,046	3,083,047	4,069,059
Class R6	148,421	1,483,471	76,708	114,746
Class Y	566,650	5,671,032	56,395	100,778
	61,624,196	231,358,082	577,824,636	163,443,540
Cost of shares redeemed:
Class A	(94,375,544)	(208,789,425)	(115,798,381)	(203,398,302)
Class C	(4,834,241)	(12,065,800)	(7,283,079)	(16,089,844)
Class R	(2,030,005)	(4,819,141)	(745,955)	(1,352,896)
Institutional Class[4]	(43,335,988)	(98,480,579)	(53,513,222)	(137,592,457)
Class R6	(1,257,253)	(9,314,775)	(1,287,418)	(3,037,166)
Class Y	(7,600,352)	(14,680,873)	(2,039,419)	(3,072,535)
	(153,433,383)	(348,150,593)	(180,667,474)	(364,543,200)
Increase (decrease) in net assets derived from capital share transactions	(91,809,187)	(116,792,511)	397,157,162	(201,099,660)
Net Increase (Decrease) in Net Assets	117,015,872	(130,473,634)	583,244,758	(117,640,403)

Net Assets:
Beginning of period	1,716,838,123	1,847,311,757	1,470,642,105	1,588,282,508
End of period	$1,833,853,995	$1,716,838,123	$2,053,886,863	$1,470,642,105
[1]	Excludes payment by affiliates.
[2]	Excludes net increase from payment by affiliates.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[5]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[6]	See Note 5 in “Notes to financial statements.”
φ Consolidated statements of changes in net assets.
α Consolidated statement of changes in net assets from August 22, 2025.
See accompanying notes, which are an integral part of the financial statements.
    40

	Macquarie Climate Solutions Fund		Macquarie Natural Resources Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,207,386	$1,351,609	$1,618,017	$1,727,343
Net realized gain (loss)	1,126,593	(10,436,371)	6,293,071	(4,454,439)
Net change in unrealized appreciation (depreciation)	13,300,432	3,980,084	34,345,004	93,715
Net increase (decrease) in net assets resulting from operations	15,634,411	(5,104,678)	42,256,092	(2,633,381)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(553,956)	—	(5,008,256)
Class C	—	(17,850)	—	(103,853)
Class R	—	(145,887)	—	(261,292)
Institutional Class[1]	—	(520,196)	—	(1,900,818)
Class R6	—	(25,243)	—	(217,057)
Class Y	—	(24,485)	—	(379,258)

Return of capital:
Class A	—	—	—	(920,612)
Class C	—	—	—	(17,427)
Class R	—	—	—	(61,026)
Institutional Class	—	—	—	(372,775)
Class R6	—	—	—	(41,853)
Class Y	—	—	—	(78,530)
	—	(1,287,617)	—	(9,362,757)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	517,453	1,946,092	1,731,437	10,394,117
Class C	21,083	74,580	60,658	318,845
Class R	219,003	1,460,714	288,273	921,101
Institutional Class[1]	1,713,444	6,957,678	2,626,515	7,424,689
Class R6	69,197	321,724	75,785	1,367,688
Class Y	160,347	296,232	817,135	1,122,867
    41

Statements of changes in net assets
Ivy Funds
	Macquarie Climate Solutions Fund		Macquarie Natural Resources Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Capital Share Transactions (See Note 4) (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$—	$551,238	$—	$5,842,905
Class C	—	17,764	—	121,266
Class R	—	145,887	—	322,318
Institutional Class[1]	—	511,578	—	2,260,305
Class R6	—	25,177	—	191,127
Class Y	—	24,158	—	457,303
	2,700,527	12,332,822	5,599,803	30,744,531
Cost of shares redeemed:
Class A	(5,192,937)	(19,737,362)	(9,069,649)	(29,201,965)
Class C	(561,312)	(1,610,955)	(342,865)	(796,846)
Class R	(1,710,723)	(6,197,732)	(765,380)	(3,591,430)
Institutional Class[1]	(7,983,571)	(23,746,750)	(6,174,385)	(16,578,963)
Class R6	(188,288)	(1,687,383)	(1,173,131)	(1,917,989)
Class Y	(451,743)	(2,255,231)	(1,686,313)	(2,685,356)
	(16,088,574)	(55,235,413)	(19,211,723)	(54,772,549)
Decrease in net assets derived from capital share transactions	(13,388,047)	(42,902,591)	(13,611,920)	(24,028,018)
Net Increase (Decrease) in Net Assets	2,246,364	(49,294,886)	28,644,172	(36,024,156)

Net Assets:
Beginning of period	98,527,511	147,822,397	166,627,567	202,651,723
End of period	$100,773,875	$98,527,511	$195,271,739	$166,627,567
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
See accompanying notes, which are an integral part of the financial statements.
    42

	Macquarie Real Estate Securities Fund		Macquarie Science and Technology Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,010,627	$1,657,693	$(17,193,414)	$(33,361,058)
Net realized gain (loss)	6,487,344	21,636,594	359,603,288	1,204,678,718
Net change in unrealized appreciation (depreciation)	(2,542,984)	(13,832,570)	1,770,780,834	(937,796,843)
Net increase (decrease) in net assets resulting from operations	4,954,987	9,461,717	2,113,190,708	233,520,817

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(653,014)	(8,551,816)	—	(582,131,194)
Class C	(3,889)	(57,363)	—	(23,329,935)
Class R	(7,612)	(77,972)	—	(18,547,939)
Institutional Class[1]	(298,931)	(4,353,447)	—	(169,976,670)
Class R6	(59,718)	(471,494)	—	(19,798,380)
Class Y	(26,824)	(386,511)	—	(39,121,322)
	(1,049,988)	(13,898,603)	—	(852,905,440)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	667,113	2,196,186	54,104,466	102,330,044
Class C	81,331	38,854	3,230,952	6,285,131
Class R	164,808	291,452	7,117,018	15,859,535
Institutional Class[1]	1,672,388	6,676,645	116,186,135	225,619,311
Class R6	2,195,545	1,856,846	25,471,123	40,950,556
Class Y	85,701	262,470	20,966,518	51,276,586

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	647,358	8,508,903	—	578,353,136
Class C	3,889	57,363	—	23,301,928
Class R	7,612	77,972	—	18,544,760
Institutional Class[1]	298,675	4,350,002	—	169,146,364
Class R6	44,580	277,165	—	19,201,734
Class Y	26,824	386,511	—	39,011,904
	5,895,824	24,980,369	227,076,212	1,289,880,989
    43

Statements of changes in net assets
Ivy Funds
	Macquarie Real Estate Securities Fund		Macquarie Science and Technology Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(5,909,911)	$(18,231,348)	$(352,486,178)	$(750,542,261)
Class C	(82,428)	(269,916)	(14,367,052)	(34,123,626)
Class R	(127,626)	(195,437)	(15,485,900)	(39,866,893)
Institutional Class[1]	(9,195,536)	(20,942,173)	(237,981,584)	(434,166,523)
Class R6	(1,029,799)	(572,473)	(26,666,235)	(59,195,289)
Class Y	(262,929)	(1,088,902)	(46,610,639)	(87,738,455)
	(16,608,229)	(41,300,249)	(693,597,588)	(1,405,633,047)
Decrease in net assets derived from capital share transactions	(10,712,405)	(16,319,880)	(466,521,376)	(115,752,058)
Net Increase (Decrease) in Net Assets	(6,807,406)	(20,756,766)	1,646,669,332	(735,136,681)

Net Assets:
Beginning of period	95,857,817	116,614,583	5,050,576,846	5,785,713,527
End of period	$89,050,411	$95,857,817	$6,697,246,178	$5,050,576,846
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
See accompanying notes, which are an integral part of the financial statements.
    44

Financial highlights
Macquarie Asset Strategy Fund Class Aφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.44	$21.66	$18.60	$23.05	$24.45	$17.41

Income (loss) from investment operations:
Net investment income[2]	0.17	0.36[3]	0.45[3]	0.32	0.29	0.29
Net realized and unrealized gain (loss)	2.68[4]	1.04	3.23	(1.53)	1.12	7.39
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	2.85	1.40	3.68	(1.21)	1.41	7.68

Less dividends and distributions from:
Net investment income	(0.17)	(0.34)	(0.62)	(0.27)	(0.55)	(0.39)
Net realized gain	—	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(0.17)	(1.62)	(0.62)	(3.24)	(2.81)	(0.64)

Capital contribution by affiliates	—	—[5]	—	—	—	—

Net asset value, end of period	$24.12	$21.44	$21.66	$18.60	$23.05	$24.45

Total return[6]	13.34%[4]	6.41%[3,5]	20.14%[3]	(4.79%)	5.33%[7]	44.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,312,164	$1,232,911	$1,327,361	$1,259,211	$1,531,209	$1,601[8]
Ratio of expenses to average net assets[9]	1.11%	1.11%	1.05%	1.15%	1.11%	1.07%
Ratio of expenses to average net assets prior to fees waived[9]	1.11%	1.11%	1.05%	1.15%	1.11%	1.07%
Ratio of net investment income to average net assets	1.49%	1.61%	2.29%	1.61%	1.16%	1.33%
Ratio of net investment income to average net assets prior to fees waived	1.49%	1.61%	2.29%	1.61%	1.16%	1.33%
Portfolio turnover	30%	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.38% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and total return by 0.28%.
[5]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    45

Financial highlights
Macquarie Asset Strategy Fund Class Cφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.17	$19.54	$16.84	$21.25	$22.75	$16.24

Income (loss) from investment operations:
Net investment income[2]	0.08	0.17[3]	0.28[3]	0.11	0.08	0.13
Net realized and unrealized gain (loss)	2.38[4]	0.95	2.91	(1.44)	1.05	6.87
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	2.46	1.12	3.19	(1.33)	1.13	7.00

Less dividends and distributions from:
Net investment income	(0.11)	(0.21)	(0.49)	(0.11)	(0.37)	(0.24)
Net realized gain	—	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(0.11)	(1.49)	(0.49)	(3.08)	(2.63)	(0.49)

Capital contribution by affiliates	—	—[5]	—	—	—	—

Net asset value, end of period	$21.52	$19.17	$19.54	$16.84	$21.25	$22.75

Total return[6]	12.84%[4]	5.65%[3,5]	19.26%[3]	(5.80%)	4.49%[7]	43.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,596	$31,469	$37,710	$48,216	$89,955	$146[8]
Ratio of expenses to average net assets[9]	1.86%	1.86%	1.80%	2.18%	1.92%	1.86%
Ratio of expenses to average net assets prior to fees waived[9]	1.86%	1.86%	1.80%	2.18%	1.92%	1.86%
Ratio of net investment income to average net assets	0.75%	0.87%	1.58%	0.58%	0.35%	0.63%
Ratio of net investment income to average net assets prior to fees waived	0.75%	0.87%	1.58%	0.58%	0.35%	0.63%
Portfolio turnover	30%	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.06 and total return by 0.15% and 0.36% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.05 and total return by 0.26%.
[5]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
46

Macquarie Asset Strategy Fund Class Rφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.98	$21.23	$18.24	$22.68	$24.09	$17.17

Income (loss) from investment operations:
Net investment income[2]	0.14	0.29[3]	0.39[3]	0.25	0.20	0.22
Net realized and unrealized gain (loss)	2.61[4]	1.03	3.18	(1.51)	1.11	7.27
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	2.75	1.32	3.57	(1.26)	1.31	7.49

Less dividends and distributions from:
Net investment income	(0.15)	(0.29)	(0.58)	(0.21)	(0.46)	(0.32)
Net realized gain	—	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(0.15)	(1.57)	(0.58)	(3.18)	(2.72)	(0.57)

Capital contribution by affiliates	—	—[5]	—	—	—	—

Net asset value, end of period	$23.58	$20.98	$21.23	$18.24	$22.68	$24.09

Total return[6]	13.13%[4]	6.16%[3,5]	19.88%[3]	(5.10%)	4.98%[7]	44.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,074	$20,596	$21,732	$20,073	$23,787	$28[8]
Ratio of expenses to average net assets[9]	1.36%	1.36%	1.30%	1.47%	1.46%	1.42%
Ratio of expenses to average net assets prior to fees waived[9]	1.36%	1.36%	1.30%	1.47%	1.46%	1.42%
Ratio of net investment income to average net assets	1.24%	1.36%	2.04%	1.29%	0.81%	1.02%
Ratio of net investment income to average net assets prior to fees waived	1.24%	1.36%	2.04%	1.29%	0.81%	1.02%
Portfolio turnover	30%	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.38% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and total return by 0.29%.
[5]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    47

Financial highlights
Macquarie Asset Strategy Fund Institutional Classφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25φ (Unaudited)	Year ended
		3/31/25[1]	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.99	$22.17	$19.01	$23.48	$24.85	$17.68

Income (loss) from investment operations:
Net investment income[2]	0.20	0.42[3]	0.51[3]	0.38	0.36	0.35
Net realized and unrealized gain (loss)	2.75[4]	1.08	3.31	(1.57)	1.14	7.51
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	2.95	1.50	3.82	(1.19)	1.50	7.86

Less dividends and distributions from:
Net investment income	(0.20)	(0.40)	(0.66)	(0.31)	(0.61)	(0.44)
Net realized gain	—	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(0.20)	(1.68)	(0.66)	(3.28)	(2.87)	(0.69)

Capital contribution by affiliates	—	—[5]	—	—	—	—

Net asset value, end of period	$24.74	$21.99	$22.17	$19.01	$23.48	$24.85

Total return[6]	13.45%[4]	6.69%[3,5]	20.49%[3]	(4.58%)	5.59%[7]	45.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$370,547	$340,532	$358,336	$393,751	$597,362	$713[8]
Ratio of expenses to average net assets[9]	0.86%	0.86%	0.80%	0.90%	0.88%	0.83%
Ratio of expenses to average net assets prior to fees waived[9]	0.86%	0.86%	0.80%	0.90%	0.88%	0.83%
Ratio of net investment income to average net assets	1.74%	1.86%	2.56%	1.86%	1.39%	1.59%
Ratio of net investment income to average net assets prior to fees waived	1.74%	1.86%	2.56%	1.86%	1.39%	1.59%
Portfolio turnover	30%	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and total return by 0.27%.
[5]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
48

Macquarie Asset Strategy Fund Class R6φ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.06	$22.23	$19.08	$23.55	$24.92	$17.73

Income (loss) from investment operations:
Net investment income[2]	0.22	0.45[3]	0.51[3]	0.41	0.40	0.37
Net realized and unrealized gain (loss)	2.75[4]	1.08	3.32	(1.56)	1.14	7.54
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	2.97	1.53	3.83	(1.15)	1.54	7.91

Less dividends and distributions from:
Net investment income	(0.21)	(0.42)	(0.68)	(0.35)	(0.65)	(0.47)
Net realized gain	—	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(0.21)	(1.70)	(0.68)	(3.32)	(2.91)	(0.72)

Capital contribution by affiliates	—	—[5]	—	—	—	—

Net asset value, end of period	$24.82	$22.06	$22.23	$19.08	$23.55	$24.92

Total return[6]	13.51%[4]	6.80%[3,5]	20.45%[3]	(4.39%)	5.73%[7]	45.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,879	$16,142	$20,788	$17,914	$16,520	$19[8]
Ratio of expenses to average net assets[9]	0.76%	0.76%	0.77%	0.77%	0.72%	0.67%
Ratio of expenses to average net assets prior to fees waived[9]	0.76%	0.76%	0.77%	0.77%	0.72%	0.67%
Ratio of net investment income to average net assets	1.84%	1.96%	2.56%	1.99%	1.56%	1.62%
Ratio of net investment income to average net assets prior to fees waived	1.84%	1.96%	2.56%	1.99%	1.56%	1.62%
Portfolio turnover	30%	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.13% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and total return by 0.27%.
[5]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    49

Financial highlights
Macquarie Asset Strategy Fund Class Yφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.56	$21.77	$18.69	$23.14	$24.53	$17.47

Income (loss) from investment operations:
Net investment income[2]	0.17	0.36[3]	0.45[3]	0.33	0.30	0.30
Net realized and unrealized gain (loss)	2.69[4]	1.05	3.25	(1.53)	1.12	7.40
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	2.86	1.41	3.70	(1.20)	1.42	7.70

Less dividends and distributions from:
Net investment income	(0.17)	(0.34)	(0.62)	(0.28)	(0.55)	(0.39)
Net realized gain	—	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(0.17)	(1.62)	(0.62)	(3.25)	(2.81)	(0.64)

Capital contributions	—	—[5]	—	—	—	—

Net asset value, end of period	$24.25	$21.56	$21.77	$18.69	$23.14	$24.53

Total return[6]	13.31%[4]	6.42%[3,5]	20.15%[3]	(4.72%)	5.35%[7,8]	44.75%[8]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,594	$75,188	$81,385	$78,829	$96,913	$109[9]
Ratio of expenses to average net assets[10]	1.11%	1.11%	1.05%	1.11%	1.09%	1.07%
Ratio of expenses to average net assets prior to fees waived[10]	1.11%	1.11%	1.05%	1.11%	1.11%	1.08%
Ratio of net investment income to average net assets	1.49%	1.61%	2.30%	1.65%	1.17%	1.36%
Ratio of net investment income to average net assets prior to fees waived	1.49%	1.61%	2.30%	1.65%	1.15%	1.35%
Portfolio turnover	30%	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and total return by 0.28%.
[5]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
50

Macquarie Balanced Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25α,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$23.21	$22.02	$18.85	$25.53	$27.29	$20.43

Income (loss) from investment operations:
Net investment income[2]	0.18	0.32	0.26	0.21	0.12	0.24
Net realized and unrealized gain (loss)	2.70	1.10	3.36[3]	(2.06)	1.28	8.38
Total from investment operations	2.88	1.42	3.62	(1.85)	1.40	8.62

Less dividends and distributions from:
Net investment income	(0.17)	(0.23)	(0.45)	(0.15)	(0.12)	(0.28)
Net realized gain	—	—	—	(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.17)	(0.23)	(0.45)	(4.83)	(3.16)	(1.76)

Net asset value, end of period	$25.92	$23.21	$22.02	$18.85	$25.53	$27.29

Total return[4]	12.42%	6.48%[5]	19.36%[3,5]	(6.71%)	4.57%	42.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,528,806	$1,080,933	$1,140,285	$1,102,496	$1,485,004	$1,509[6]
Ratio of expenses to average net assets[7]	0.97%	1.05%	1.06%	1.10%	1.04%	1.07%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%	1.08%	1.07%	1.10%	1.04%	1.07%
Ratio of net investment income to average net assets	1.43%	1.40%	1.30%	0.97%	0.44%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.32%	1.37%	1.29%	0.97%	0.44%	0.95%
Portfolio turnover	37%	76%	73%	82%	94%	52%
α	Consolidated financial highlights from August 22, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    51

Financial highlights
Macquarie Balanced Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25α,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.72	$21.60	$18.49	$25.21	$26.98	$20.24

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.15	0.11	0.01	(0.09)	0.06
Net realized and unrealized gain (loss)	2.65	1.07	3.29[3]	(2.03)	1.25	8.30
Total from investment operations	2.73	1.22	3.40	(2.02)	1.16	8.36

Less dividends and distributions from:
Net investment income	(0.07)	(0.10)	(0.29)	(0.02)	—	(0.14)
Net realized gain	—	—	—	(4.68)	(2.93)	(1.48)
Total dividends and distributions	(0.07)	(0.10)	(0.29)	(4.70)	(2.93)	(1.62)

Net asset value, end of period	$25.38	$22.72	$21.60	$18.49	$25.21	$26.98

Total return[4]	12.03%	5.66%[5]	18.44%[3,5]	(7.53%)	3.77%	41.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,496	$34,221	$43,118	$63,537	$117,058	$183[6]
Ratio of expenses to average net assets[7]	1.72%	1.80%	1.81%	1.98%	1.82%	1.82%
Ratio of expenses to average net assets prior to fees waived[7]	1.83%	1.83%	1.82%	1.98%	1.82%	1.82%
Ratio of net investment income (loss) to average net assets	0.71%	0.65%	0.55%	0.06%	(0.34%)	0.23%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.60%	0.62%	0.54%	0.06%	(0.34%)	0.23%
Portfolio turnover	37%	76%	73%	82%	94%	52%
α	Consolidated financial highlights from August 22, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
52

Macquarie Balanced Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25α,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$23.10	$21.93	$18.78	$25.46	$27.22	$20.39

Income (loss) from investment operations:
Net investment income[2]	0.15	0.27	0.21	0.15	0.01	0.15
Net realized and unrealized gain (loss)	2.68	1.09	3.35[3]	(2.05)	1.26	8.36
Total from investment operations	2.83	1.36	3.56	(1.90)	1.27	8.51

Less dividends and distributions from:
Net investment income	(0.13)	(0.19)	(0.41)	(0.10)	(0.01)	(0.20)
Net realized gain	—	—	—	(4.68)	(3.02)	(1.48)
Total dividends and distributions	(0.13)	(0.19)	(0.41)	(4.78)	(3.03)	(1.68)

Net asset value, end of period	$25.80	$23.10	$21.93	$18.78	$25.46	$27.22

Total return[4]	12.27%	6.23%[5]	19.04%[3,5]	(6.97%)	4.15%	42.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,745	$9,794	$9,503	$8,650	$10,852	$11[6]
Ratio of expenses to average net assets[7]	1.22%	1.30%	1.31%	1.38%	1.44%	1.45%
Ratio of expenses to average net assets prior to fees waived[7]	1.33%	1.33%	1.32%	1.38%	1.44%	1.45%
Ratio of net investment income to average net assets	1.20%	1.15%	1.05%	0.70%	0.04%	0.60%
Ratio of net investment income to average net assets prior to fees waived	1.09%	1.12%	1.04%	0.70%	0.04%	0.60%
Portfolio turnover	37%	76%	73%	82%	94%	52%
α	Consolidated financial highlights from August 22, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    53

Financial highlights
Macquarie Balanced Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25α,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$23.24	$22.03	$18.86	$25.54	$27.29	$20.42

Income (loss) from investment operations:
Net investment income[2]	0.21	0.38	0.31	0.26	0.18	0.29
Net realized and unrealized gain (loss)	2.70	1.11	3.36[3]	(2.06)	1.28	8.39
Total from investment operations	2.91	1.49	3.67	(1.80)	1.46	8.68

Less dividends and distributions from:
Net investment income	(0.19)	(0.28)	(0.50)	(0.20)	(0.17)	(0.33)
Net realized gain	—	—	—	(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.19)	(0.28)	(0.50)	(4.88)	(3.21)	(1.81)

Net asset value, end of period	$25.96	$23.24	$22.03	$18.86	$25.54	$27.29

Total return[4]	12.58%	6.76%[5]	19.63%[3,5]	(6.52%)	4.82%	43.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$458,790	$327,848	$375,021	$406,338	$745,878	$846[6]
Ratio of expenses to average net assets[7]	0.72%	0.80%	0.81%	0.88%	0.84%	0.86%
Ratio of expenses to average net assets prior to fees waived[7]	0.83%	0.83%	0.82%	0.88%	0.84%	0.86%
Ratio of net investment income to average net assets	1.69%	1.65%	1.55%	1.17%	0.64%	1.17%
Ratio of net investment income to average net assets prior to fees waived	1.58%	1.62%	1.54%	1.17%	0.64%	1.17%
Portfolio turnover	37%	76%	73%	82%	94%	52%
α	Consolidated financial highlights from August 22, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
54

Macquarie Balanced Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25α,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$23.31	$22.09	$18.91	$25.60	$27.36	$20.47

Income (loss) from investment operations:
Net investment income[2]	0.22	0.40	0.32	0.29	0.22	0.33
Net realized and unrealized gain (loss)	2.71	1.11	3.38[3]	(2.07)	1.27	8.40
Total from investment operations	2.93	1.51	3.70	(1.78)	1.49	8.73

Less dividends and distributions from:
Net investment income	(0.20)	(0.29)	(0.52)	(0.23)	(0.21)	(0.36)
Net realized gain	—	—	—	(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.20)	(0.29)	(0.52)	(4.91)	(3.25)	(1.84)

Net asset value, end of period	$26.04	$23.31	$22.09	$18.91	$25.60	$27.36

Total return[4]	12.61%	6.86%[5]	19.72%[3,5]	(6.39%)	4.93%	43.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,434	$8,678	$9,906	$9,291	$10,232	$11[6]
Ratio of expenses to average net assets[7]	0.64%	0.71%	0.76%	0.75%	0.70%	0.71%
Ratio of expenses to average net assets prior to fees waived[7]	0.75%	0.74%	0.77%	0.75%	0.70%	0.71%
Ratio of net investment income to average net assets	1.78%	1.74%	1.61%	1.33%	0.78%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.67%	1.71%	1.60%	1.33%	0.78%	1.30%
Portfolio turnover	37%	76%	73%	82%	94%	52%
α	Consolidated financial highlights from August 22, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    55

Financial highlights
Macquarie Balanced Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25α,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$23.22	$22.02	$18.85	$25.54	$27.29	$20.43

Income (loss) from investment operations:
Net investment income[2]	0.18	0.32	0.26	0.22	0.12	0.24
Net realized and unrealized gain (loss)	2.69	1.11	3.36[3]	(2.07)	1.28	8.38
Total from investment operations	2.87	1.43	3.62	(1.85)	1.40	8.62

Less dividends and distributions from:
Net investment income	(0.15)	(0.23)	(0.45)	(0.16)	(0.11)	(0.28)
Net realized gain	—	—	—	(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.15)	(0.23)	(0.45)	(4.84)	(3.15)	(1.76)

Net asset value, end of period	$25.94	$23.22	$22.02	$18.85	$25.54	$27.29

Total return[4]	12.40%	6.51%[5]	19.35%[3,5]	(6.71%)	4.59%[5]	42.81%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,616	$9,168	$10,450	$10,194	$12,699	$16[6]
Ratio of expenses to average net assets[7]	0.97%	1.05%	1.06%	1.07%	1.04%	1.07%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%	1.08%	1.07%	1.07%	1.08%	1.10%
Ratio of net investment income to average net assets	1.46%	1.40%	1.31%	1.01%	0.44%	0.97%
Ratio of net investment income to average net assets prior to fees waived	1.35%	1.37%	1.30%	1.01%	0.40%	0.94%
Portfolio turnover	37%	76%	73%	82%	94%	52%
α	Consolidated financial highlights from August 22, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
56

Macquarie Climate Solutions Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.64	$9.25	$9.88	$9.69	$6.18	$3.25

Income (loss) from investment operations:
Net investment income[2]	0.11	0.10	0.09	0.18	0.11	0.07
Net realized and unrealized gain (loss)	1.39	(0.60)	(0.48)[3]	0.18	3.51	2.97
Total from investment operations	1.50	(0.50)	(0.39)	0.36	3.62	3.04

Less dividends and distributions from:
Net investment income	—	(0.11)	(0.24)	(0.17)	(0.11)	(0.11)
Total dividends and distributions	—	(0.11)	(0.24)	(0.17)	(0.11)	(0.11)

Net asset value, end of period	$10.14	$8.64	$9.25	$9.88	$9.69	$6.18

Total return[4]	17.36%	(5.52%)	(3.92%)[3]	3.68%	59.24%	94.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,851	$40,972	$60,980	$91,379	$104,280	$72[5]
Ratio of expenses to average net assets[6]	1.24%	1.24%	1.24%	1.28%	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived[6]	1.59%	1.50%	1.43%	1.48%	1.72%	1.87%
Ratio of net investment income to average net assets	2.43%	1.04%	1.00%	1.80%	1.60%	1.52%
Ratio of net investment income to average net assets prior to fees waived	2.08%	0.78%	0.81%	1.60%	1.23%	1.00%
Portfolio turnover	7%	20%	13%	108%	113%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    57

Financial highlights
Macquarie Climate Solutions Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$7.91	$8.48	$9.03	$8.88	$5.68	$2.97

Income (loss) from investment operations:
Net investment income[2]	0.07	0.02	0.03	0.09	0.06	0.03
Net realized and unrealized gain (loss)	1.28	(0.55)	(0.44)[3]	0.17	3.21	2.73
Total from investment operations	1.35	(0.53)	(0.41)	0.26	3.27	2.76

Less dividends and distributions from:
Net investment income	—	(0.04)	(0.14)	(0.11)	(0.07)	(0.05)
Total dividends and distributions	—	(0.04)	(0.14)	(0.11)	(0.07)	(0.05)

Net asset value, end of period	$9.26	$7.91	$8.48	$9.03	$8.88	$5.68

Total return[4]	17.07%	(6.29%)	(4.57%)[3]	2.88%	57.97%	93.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,099	$3,164	$4,902	$9,909	$13,503	$9[5]
Ratio of expenses to average net assets[6]	1.99%	1.99%	1.99%	2.03%	2.09%	2.09%
Ratio of expenses to average net assets prior to fees waived[6]	2.34%	2.25%	2.18%	2.17%	2.34%	2.44%
Ratio of net investment income to average net assets	1.70%	0.29%	0.32%	1.00%	0.87%	0.77%
Ratio of net investment income to average net assets prior to fees waived	1.35%	0.03%	0.13%	0.86%	0.62%	0.42%
Portfolio turnover	7%	20%	13%	108%	113%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.11%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
58

Macquarie Climate Solutions Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.53	$9.13	$9.74	$9.57	$6.10	$3.20

Income (loss) from investment operations:
Net investment income[2]	0.10	0.07	0.07	0.15	0.09	0.05
Net realized and unrealized gain (loss)	1.37	(0.59)	(0.48)[3]	0.17	3.46	2.93
Total from investment operations	1.47	(0.52)	(0.41)	0.32	3.55	2.98

Less dividends and distributions from:
Net investment income	—	(0.08)	(0.20)	(0.15)	(0.08)	(0.08)
Total dividends and distributions	—	(0.08)	(0.20)	(0.15)	(0.08)	(0.08)

Net asset value, end of period	$10.00	$8.53	$9.13	$9.74	$9.57	$6.10

Total return[4]	17.23%[5]	(5.72%)[5]	(4.14%)[3,5]	3.31%[5]	58.80%	93.40%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,818	$14,060	$19,602	$33,606	$36,368	$24[6]
Ratio of expenses to average net assets[7]	1.49%	1.49%	1.49%	1.56%	1.73%	1.75%
Ratio of expenses to average net assets prior to fees waived[7]	1.84%	1.75%	1.68%	1.57%	1.73%	1.77%
Ratio of net investment income to average net assets	2.19%	0.77%	0.77%	1.49%	1.23%	1.06%
Ratio of net investment income to average net assets prior to fees waived	1.84%	0.51%	0.58%	1.48%	1.23%	1.04%
Portfolio turnover	7%	20%	13%	108%	113%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    59

Financial highlights
Macquarie Climate Solutions Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.06	$9.69	$10.34	$10.13	$6.45	$3.40

Income (loss) from investment operations:
Net investment income[2]	0.13	0.13	0.13	0.22	0.14	0.09
Net realized and unrealized gain (loss)	1.46	(0.64)	(0.51)[3]	0.18	3.67	3.11
Total from investment operations	1.59	(0.51)	(0.38)	0.40	3.81	3.20

Less dividends and distributions from:
Net investment income	—	(0.12)	(0.27)	(0.19)	(0.13)	(0.15)
Total dividends and distributions	—	(0.12)	(0.27)	(0.19)	(0.13)	(0.15)

Net asset value, end of period	$10.65	$9.06	$9.69	$10.34	$10.13	$6.45

Total return[4]	17.55%	(5.32%)	(3.69%)[3]	3.97%	59.90%	95.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,976	$36,515	$55,024	$97,636	$110,841	$97[5]
Ratio of expenses to average net assets[6]	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[6]	1.34%	1.25%	1.18%	1.00%	1.14%	1.20%
Ratio of net investment income to average net assets	2.70%	1.29%	1.32%	2.09%	1.93%	1.87%
Ratio of net investment income to average net assets prior to fees waived	2.35%	1.03%	1.13%	2.08%	1.78%	1.66%
Portfolio turnover	7%	20%	13%	108%	113%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
60

Macquarie Climate Solutions Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.10	$9.73	$10.39	$10.18	$6.49	$3.42

Income (loss) from investment operations:
Net investment income[2]	0.14	0.15	0.13	0.22	0.16	0.09
Net realized and unrealized gain (loss)	1.47	(0.65)	(0.51)[3]	0.19	3.66	3.13
Total from investment operations	1.61	(0.50)	(0.38)	0.41	3.82	3.22

Less dividends and distributions from:
Net investment income	—	(0.13)	(0.28)	(0.20)	(0.13)	(0.15)
Total dividends and distributions	—	(0.13)	(0.28)	(0.20)	(0.13)	(0.15)

Net asset value, end of period	$10.71	$9.10	$9.73	$10.39	$10.18	$6.49

Total return[4]	17.69%	(5.17%)	(3.58%)[3]	4.03%	59.68%	95.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,549	$1,431	$2,879	$3,411	$6,610	$3[5]
Ratio of expenses to average net assets[6]	0.82%	0.82%	0.88%	0.96%	0.98%	0.99%
Ratio of expenses to average net assets prior to fees waived[6]	1.17%	1.08%	1.07%	0.97%	0.99%	1.02%
Ratio of net investment income to average net assets	2.83%	1.52%	1.35%	2.09%	2.07%	1.84%
Ratio of net investment income to average net assets prior to fees waived	2.48%	1.26%	1.16%	2.08%	2.06%	1.81%
Portfolio turnover	7%	20%	13%	108%	113%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    61

Financial highlights
Macquarie Climate Solutions Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.85	$9.46	$10.08	$9.85	$6.28	$3.30

Income (loss) from investment operations:
Net investment income[2]	0.12	0.10	0.10	0.18	0.12	0.07
Net realized and unrealized gain (loss)	1.42	(0.63)	(0.49)[3]	0.19	3.56	3.02
Total from investment operations	1.54	(0.53)	(0.39)	0.37	3.68	3.09

Less dividends and distributions from:
Net investment income	—	(0.08)	(0.23)	(0.14)	(0.11)	(0.11)
Total dividends and distributions	—	(0.08)	(0.23)	(0.14)	(0.11)	(0.11)

Net asset value, end of period	$10.39	$8.85	$9.46	$10.08	$9.85	$6.28

Total return[4]	17.40%	(5.63%)	(3.89%)[3]	3.69%	59.24%	94.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,481	$2,386	$4,435	$7,290	$11,467	$8[5]
Ratio of expenses to average net assets[6]	1.24%	1.24%	1.24%	1.28%	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived[6]	1.59%	1.50%	1.43%	1.29%	1.38%	1.42%
Ratio of net investment income to average net assets	2.45%	1.07%	1.03%	1.81%	1.61%	1.50%
Ratio of net investment income to average net assets prior to fees waived	2.10%	0.81%	0.84%	1.80%	1.58%	1.43%
Portfolio turnover	7%	20%	13%	108%	113%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
62

Macquarie Natural Resources Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.05	$16.16	$15.75	$16.92	$12.42	$7.85

Income (loss) from investment operations:
Net investment income[2]	0.15	0.14	0.39	0.35	0.21	0.09
Net realized and unrealized gain (loss)	3.90	(0.40)	0.33	(1.20)	4.61	4.51
Total from investment operations	4.05	(0.26)	0.72	(0.85)	4.82	4.60

Less dividends and distributions from:
Net investment income	—	(0.72)	(0.31)	(0.32)	(0.32)	(0.03)
Return of capital	—	(0.13)	—	—	—	—
Total dividends and distributions	—	(0.85)	(0.31)	(0.32)	(0.32)	(0.03)

Net asset value, end of period	$19.10	$15.05	$16.16	$15.75	$16.92	$12.42

Total return[3]	26.91%[4]	(1.80%)[4]	4.63%	(5.03%)[4]	39.47%	58.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$121,744	$102,747	$123,472	$150,383	$170,746	$136[5]
Ratio of expenses to average net assets[6]	1.37%	1.39%	1.20%	1.44%	1.82%	1.84%
Ratio of expenses to average net assets prior to fees waived[6]	1.49%	1.46%	1.20%	1.65%	1.82%	1.84%
Ratio of net investment income to average net assets	1.82%	0.86%	2.54%	2.20%	1.57%	0.82%
Ratio of net investment income to average net assets prior to fees waived	1.70%	0.79%	2.54%	1.99%	1.57%	0.82%
Portfolio turnover	16%	47%	37%	48%	116%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    63

Financial highlights
Macquarie Natural Resources Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.92	$12.99	$12.71	$13.81	$10.22	$6.48

Income (loss) from investment operations:
Net investment income[2]	0.07	0.01	0.21	0.19	0.09	0.01
Net realized and unrealized gain (loss)	3.08	(0.31)	0.28	(0.98)	3.77	3.74
Total from investment operations	3.15	(0.30)	0.49	(0.79)	3.86	3.75

Less dividends and distributions from:
Net investment income	—	(0.64)	(0.21)	(0.31)	(0.27)	(0.01)
Return of capital	—	(0.13)	—	—	—	—
Total dividends and distributions	—	(0.77)	(0.21)	(0.31)	(0.27)	(0.01)

Net asset value, end of period	$15.07	$11.92	$12.99	$12.71	$13.81	$10.22

Total return[3]	26.43%[4]	(2.52%)[4]	3.89%	(5.76%)[4]	38.45%	57.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,029	$1,874	$2,394	$3,846	$3,460	$3[5]
Ratio of expenses to average net assets[6]	2.12%	2.14%	1.95%	2.20%	2.52%	2.49%
Ratio of expenses to average net assets prior to fees waived[6]	2.24%	2.21%	1.95%	2.42%	2.52%	2.49%
Ratio of net investment income to average net assets	1.03%	0.10%	1.72%	1.46%	0.84%	0.07%
Ratio of net investment income to average net assets prior to fees waived	0.91%	0.03%	1.72%	1.24%	0.84%	0.07%
Portfolio turnover	16%	47%	37%	48%	116%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
64

Macquarie Natural Resources Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$14.87	$15.93	$15.52	$16.69	$12.25	$7.75

Income (loss) from investment operations:
Net investment income[2]	0.13	0.10	0.35	0.32	0.22	0.09
Net realized and unrealized gain (loss)	3.85	(0.39)	0.31	(1.19)	4.54	4.45
Total from investment operations	3.98	(0.29)	0.66	(0.87)	4.76	4.54

Less dividends and distributions from:
Net investment income	—	(0.64)	(0.25)	(0.30)	(0.32)	(0.04)
Return of capital	—	(0.13)	—	—	—	—
Total dividends and distributions	—	(0.77)	(0.25)	(0.30)	(0.32)	(0.04)

Net asset value, end of period	$18.85	$14.87	$15.93	$15.52	$16.69	$12.25

Total return[3]	26.76%[4]	(2.00%)[4]	4.33%	(5.21%)[4]	39.60%	58.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,439	$6,305	$9,011	$12,202	$14,145	$12[5]
Ratio of expenses to average net assets[6]	1.62%	1.64%	1.45%	1.64%	1.78%	1.77%
Ratio of expenses to average net assets prior to fees waived[6]	1.74%	1.71%	1.45%	1.66%	1.78%	1.77%
Ratio of net investment income to average net assets	1.57%	0.60%	2.28%	2.03%	1.60%	0.90%
Ratio of net investment income to average net assets prior to fees waived	1.45%	0.53%	2.28%	2.01%	1.60%	0.90%
Portfolio turnover	16%	47%	37%	48%	116%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    65

Financial highlights
Macquarie Natural Resources Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.88	$16.99	$16.52	$17.72	$12.99	$8.18

Income (loss) from investment operations:
Net investment income[2]	0.18	0.19	0.45	0.42	0.31	0.16
Net realized and unrealized gain (loss)	4.12	(0.43)	0.35	(1.25)	4.82	4.73
Total from investment operations	4.30	(0.24)	0.80	(0.83)	5.13	4.89

Less dividends and distributions from:
Net investment income	—	(0.74)	(0.33)	(0.37)	(0.40)	(0.08)
Return of capital	—	(0.13)	—	—	—	—
Total dividends and distributions	—	(0.87)	(0.33)	(0.37)	(0.40)	(0.08)

Net asset value, end of period	$20.18	$15.88	$16.99	$16.52	$17.72	$12.99

Total return[3]	27.08%[4]	(1.57%)[4]	4.93%	(4.73%)[4]	40.30%	59.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,257	$42,165	$51,824	$76,474	$84,343	$71[5]
Ratio of expenses to average net assets[6]	1.12%	1.14%	0.95%	1.11%	1.21%	1.20%
Ratio of expenses to average net assets prior to fees waived[6]	1.24%	1.21%	0.95%	1.14%	1.21%	1.20%
Ratio of net investment income to average net assets	2.06%	1.12%	2.78%	2.52%	2.17%	1.46%
Ratio of net investment income to average net assets prior to fees waived	1.94%	1.05%	2.78%	2.49%	2.17%	1.46%
Portfolio turnover	16%	47%	37%	48%	116%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
66

Macquarie Natural Resources Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.86	$16.96	$16.56	$17.79	$13.03	$8.21

Income (loss) from investment operations:
Net investment income[2]	0.19	0.22	0.48	0.42	0.36	0.18
Net realized and unrealized gain (loss)	4.13	(0.43)	0.31	(1.24)	4.82	4.73
Total from investment operations	4.32	(0.21)	0.79	(0.82)	5.18	4.91

Less dividends and distributions from:
Net investment income	—	(0.76)	(0.39)	(0.41)	(0.42)	(0.09)
Return of capital	—	(0.13)	—	—	—	—
Total dividends and distributions	—	(0.89)	(0.39)	(0.41)	(0.42)	(0.09)

Net asset value, end of period	$20.18	$15.86	$16.96	$16.56	$17.79	$13.03

Total return[3]	27.24%[4]	(1.41%)[4]	4.89%	(4.63%)[4]	40.61%	59.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,659	$4,730	$5,446	$4,213	$2,228	$1[5]
Ratio of expenses to average net assets[6]	0.95%	0.98%	0.92%	1.03%	1.04%	0.99%
Ratio of expenses to average net assets prior to fees waived[6]	1.07%	1.05%	0.92%	1.07%	1.04%	0.99%
Ratio of net investment income to average net assets	2.22%	1.26%	2.93%	2.49%	2.46%	1.64%
Ratio of net investment income to average net assets prior to fees waived	2.10%	1.19%	2.93%	2.45%	2.46%	1.64%
Portfolio turnover	16%	47%	37%	48%	116%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    67

Financial highlights
Macquarie Natural Resources Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.53	$16.63	$16.19	$17.38	$12.74	$8.04

Income (loss) from investment operations:
Net investment income[2]	0.15	0.14	0.40	0.38	0.28	0.13
Net realized and unrealized gain (loss)	4.03	(0.41)	0.33	(1.24)	4.73	4.63
Total from investment operations	4.18	(0.27)	0.73	(0.86)	5.01	4.76

Less dividends and distributions from:
Net investment income	—	(0.70)	(0.29)	(0.33)	(0.37)	(0.06)
Return of capital	—	(0.13)	—	—	—	—
Total dividends and distributions	—	(0.83)	(0.29)	(0.33)	(0.37)	(0.06)

Net asset value, end of period	$19.71	$15.53	$16.63	$16.19	$17.38	$12.74

Total return[3]	26.92%[4]	(1.79%)[4]	4.60%	(4.95%)[4]	40.08%	59.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,144	$8,807	$10,505	$12,632	$14,348	$11[5]
Ratio of expenses to average net assets[6]	1.37%	1.39%	1.20%	1.35%	1.42%	1.42%
Ratio of expenses to average net assets prior to fees waived[6]	1.49%	1.46%	1.20%	1.38%	1.42%	1.42%
Ratio of net investment income to average net assets	1.81%	0.86%	2.54%	2.27%	1.97%	1.23%
Ratio of net investment income to average net assets prior to fees waived	1.69%	0.79%	2.54%	2.24%	1.97%	1.23%
Portfolio turnover	16%	47%	37%	48%	116%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
68

Macquarie Real Estate Securities Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$14.92	$15.74	$16.43	$27.72	$24.82	$18.83

Income (loss) from investment operations:
Net investment income[2]	0.16	0.23	0.26	0.30	0.21	0.17
Net realized and unrealized gain (loss)	0.67	1.21	0.79	(5.87)	6.44	6.22
Total from investment operations	0.83	1.44	1.05	(5.57)	6.65	6.39

Less dividends and distributions from:
Net investment income	(0.17)	(0.26)	(0.55)	(0.40)	(0.14)	(0.25)
Net realized gain	—	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(0.17)	(2.26)	(1.74)	(5.72)	(3.75)	(0.40)

Net asset value, end of period	$15.58	$14.92	$15.74	$16.43	$27.72	$24.82

Total return[3]	5.61%[4]	8.89%[4]	6.55%[4]	(20.26%)[4]	26.90%	34.24%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$57,842	$59,981	$70,391	$86,795	$143,562	$130[5]
Ratio of expenses to average net assets[6]	1.20%	1.20%	1.20%	1.29%	1.38%	1.45%
Ratio of expenses to average net assets prior to fees waived[6]	1.63%	1.54%	1.39%	1.57%	1.38%	1.55%
Ratio of net investment income to average net assets	2.14%	1.46%	1.62%	1.39%	0.74%	0.79%
Ratio of net investment income to average net assets prior to fees waived	1.71%	1.12%	1.43%	1.11%	0.74%	0.69%
Portfolio turnover	17%	45%	36%	57%	43%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    69

Financial highlights
Macquarie Real Estate Securities Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$13.93	$14.86	$15.60	$26.73	$24.11	$18.32

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.11	0.13	0.10	(0.07)	0.06
Net realized and unrealized gain (loss)	0.63	1.13	0.76	(5.66)	6.27	5.96
Total from investment operations	0.73	1.24	0.89	(5.56)	6.20	6.02

Less dividends and distributions from:
Net investment income	(0.13)	(0.17)	(0.44)	(0.25)	—	(0.08)
Net realized gain	—	(2.00)	(1.19)	(5.32)	(3.58)	(0.15)
Total dividends and distributions	(0.13)	(2.17)	(1.63)	(5.57)	(3.58)	(0.23)

Net asset value, end of period	$14.53	$13.93	$14.86	$15.60	$26.73	$24.11

Total return[3]	5.27%[4]	8.07%[4]	5.79%[4]	(21.00%)[4]	25.74%	33.03%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$398	$380	$577	$815	$1,707	$2[5]
Ratio of expenses to average net assets[6]	1.95%	1.95%	1.95%	2.19%	2.33%	2.33%
Ratio of expenses to average net assets prior to fees waived[6]	2.38%	2.29%	2.14%	2.76%	2.33%	2.43%
Ratio of net investment income (loss) to average net assets	1.44%	0.72%	0.83%	0.49%	(0.24%)	0.27%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.01%	0.38%	0.64%	(0.08%)	(0.24%)	0.17%
Portfolio turnover	17%	45%	36%	57%	43%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
70

Macquarie Real Estate Securities Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$14.83	$15.67	$16.36	$27.66	$24.78	$18.81

Income (loss) from investment operations:
Net investment income[2]	0.15	0.18	0.19	0.20	0.12	0.13
Net realized and unrealized gain (loss)	0.65	1.22	0.82	(5.82)	6.44	6.20
Total from investment operations	0.80	1.40	1.01	(5.62)	6.56	6.33

Less dividends and distributions from:
Net investment income	(0.16)	(0.24)	(0.51)	(0.36)	(0.07)	(0.21)
Net realized gain	—	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(0.16)	(2.24)	(1.70)	(5.68)	(3.68)	(0.36)

Net asset value, end of period	$15.47	$14.83	$15.67	$16.36	$27.66	$24.78

Total return[3]	5.44%[4]	8.67%[4]	6.33%[4]	(20.50%)[4]	26.55%	33.88%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$692	$618	$477	$497	$555	$—[5,6]
Ratio of expenses to average net assets[7]	1.45%	1.45%	1.45%	1.54%	1.69%	1.67%
Ratio of expenses to average net assets prior to fees waived[7]	1.88%	1.79%	1.64%	1.65%	1.69%	1.77%
Ratio of net investment income to average net assets	2.03%	1.12%	1.22%	0.93%	0.42%	0.61%
Ratio of net investment income to average net assets prior to fees waived	1.60%	0.78%	1.03%	0.82%	0.42%	0.51%
Portfolio turnover	17%	45%	36%	57%	43%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    71

Financial highlights
Macquarie Real Estate Securities Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.27	$16.04	$16.70	$28.05	$25.05	$18.99

Income (loss) from investment operations:
Net investment income[2]	0.18	0.28	0.32	0.38	0.29	0.25
Net realized and unrealized gain (loss)	0.69	1.23	0.79	(5.97)	6.52	6.27
Total from investment operations	0.87	1.51	1.11	(5.59)	6.81	6.52

Less dividends and distributions from:
Net investment income	(0.19)	(0.28)	(0.58)	(0.44)	(0.20)	(0.31)
Net realized gain	—	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(0.19)	(2.28)	(1.77)	(5.76)	(3.81)	(0.46)

Net asset value, end of period	$15.95	$15.27	$16.04	$16.70	$28.05	$25.05

Total return[3]	5.71%[4]	9.22%[4]	6.84%[4]	(20.07%)[4]	27.32%	34.68%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,979	$29,108	$40,263	$64,516	$133,161	$127[5]
Ratio of expenses to average net assets[6]	0.95%	0.95%	0.95%	1.00%	1.09%	1.08%
Ratio of expenses to average net assets prior to fees waived[6]	1.38%	1.29%	1.14%	1.09%	1.09%	1.18%
Ratio of net investment income to average net assets	2.29%	1.74%	1.94%	1.74%	1.01%	1.15%
Ratio of net investment income to average net assets prior to fees waived	1.86%	1.40%	1.75%	1.65%	1.01%	1.05%
Portfolio turnover	17%	45%	36%	57%	43%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
72

Macquarie Real Estate Securities Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.30	$16.07	$16.74	$28.10	$25.09	$19.02

Income (loss) from investment operations:
Net investment income[2]	0.21	0.28	0.31	0.28	0.36	0.28
Net realized and unrealized gain (loss)	0.67	1.26	0.82	(5.86)	6.50	6.28
Total from investment operations	0.88	1.54	1.13	(5.58)	6.86	6.56

Less dividends and distributions from:
Net investment income	(0.20)	(0.31)	(0.61)	(0.46)	(0.24)	(0.34)
Net realized gain	—	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(0.20)	(2.31)	(1.80)	(5.78)	(3.85)	(0.49)

Net asset value, end of period	$15.98	$15.30	$16.07	$16.74	$28.10	$25.09

Total return[3]	5.81%[4]	9.36%[4]	6.94%[4]	(19.99%)[4]	27.48%	34.84%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,789	$3,373	$1,938	$1,973	$1,112	$1[5]
Ratio of expenses to average net assets[6]	0.80%	0.80%	0.85%	0.99%	0.93%	0.94%
Ratio of expenses to average net assets prior to fees waived[6]	1.23%	1.14%	1.09%	1.06%	0.93%	1.04%
Ratio of net investment income to average net assets	2.72%	1.73%	1.90%	1.38%	1.26%	1.26%
Ratio of net investment income to average net assets prior to fees waived	2.29%	1.39%	1.66%	1.31%	1.26%	1.16%
Portfolio turnover	17%	45%	36%	57%	43%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    73

Financial highlights
Macquarie Real Estate Securities Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25[1]	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.14	$15.93	$16.60	$27.79	$24.87	$18.86

Income (loss) from investment operations:
Net investment income[2]	0.16	0.24	0.25	0.43	0.23	0.21
Net realized and unrealized gain (loss)	0.68	1.22	0.81	(6.02)	6.45	6.23
Total from investment operations	0.84	1.46	1.06	(5.59)	6.68	6.44

Less dividends and distributions from:
Net investment income	(0.17)	(0.25)	(0.54)	(0.28)	(0.15)	(0.28)
Net realized gain	—	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(0.17)	(2.25)	(1.73)	(5.60)	(3.76)	(0.43)

Net asset value, end of period	$15.81	$15.14	$15.93	$16.60	$27.79	$24.87

Total return[3]	5.59%[4]	8.93%[4]	6.57%[4]	(20.27%)[4]	26.98%	34.45%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,350	$2,398	$2,969	$3,481	$90,376	$70[5]
Ratio of expenses to average net assets[6]	1.20%	1.20%	1.20%	1.25%	1.31%	1.30%
Ratio of expenses to average net assets prior to fees waived[6]	1.63%	1.54%	1.39%	1.29%	1.31%	1.40%
Ratio of net investment income to average net assets	2.14%	1.51%	1.52%	1.79%	0.82%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.71%	1.17%	1.33%	1.75%	0.82%	0.85%
Portfolio turnover	17%	45%	36%	57%	43%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
74

Macquarie Science and Technology Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$46.51	$53.07	$42.38	$63.48	$92.04	$59.85

Income (loss) from investment operations:
Net investment loss[2]	(0.18)	(0.34)	(0.23)	(0.24)	(0.66)	(0.55)
Net realized and unrealized gain (loss)	20.46	3.02[3]	16.25[3]	(8.49)	2.73	40.68
Total from investment operations	20.28	2.68	16.02	(8.73)	2.07	40.13

Less dividends and distributions from:
Net realized gain	—	(9.24)	(5.33)	(12.37)	(30.63)	(7.94)
Total dividends and distributions	—	(9.24)	(5.33)	(12.37)	(30.63)	(7.94)

Net asset value, end of period	$66.79	$46.51	$53.07	$42.38	$63.48	$92.04

Total return[4]	43.61%	3.05%[3]	40.88%[3]	(12.32%)	(0.21%)	67.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,297,495	$3,241,372	$3,743,633	$3,186,208	$4,958,005	$5,696[5]
Ratio of expenses to average net assets[6]	1.18%	1.18%	1.16%	1.21%	1.13%	1.14%
Ratio of expenses to average net assets prior to fees waived[6]	1.18%	1.18%	1.16%	1.21%	1.13%	1.14%
Ratio of net investment loss to average net assets	(0.64%)	(0.63%)	(0.50%)	(0.51%)	(0.76%)	(0.66%)
Ratio of net investment loss to average net assets prior to fees waived	(0.64%)	(0.63%)	(0.50%)	(0.51%)	(0.76%)	(0.66%)
Portfolio turnover	17%	45%	29%	51%	53%	9%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.05 and $0.04 and total return by 0.09% and 0.09% for the years ended March 31, 2025 and 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    75

Financial highlights
Macquarie Science and Technology Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1,2] (Unaudited)	Year ended
		3/31/25[1]	3/31/24[1]	3/31/23[1]	3/31/22[1]	3/31/21[1]
Net asset value, beginning of period	$61.44	$84.00	$74.28	$131.25	$217.32	$145.56

Income (loss) from investment operations:
Net investment loss[3]	(0.52)	(1.14)	(0.96)	(1.38)	(3.12)	(2.85)
Net realized and unrealized gain (loss)	26.99	6.30[4]	26.67[4]	(18.48)	7.86	98.43
Total from investment operations	26.47	5.16	25.71	(19.86)	4.74	95.58

Less dividends and distributions from:
Net realized gain	—	(27.72)	(15.99)	(37.11)	(90.81)	(23.82)
Total dividends and distributions	—	(27.72)	(15.99)	(37.11)	(90.81)	(23.82)

Net asset value, end of period	$87.91	$61.44	$84.00	$74.28	$131.25	$217.32

Total return[5]	43.08%	2.27%[4]	39.82%[4]	(13.14%)	(1.00%)	66.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,020	$64,680	$88,952	$109,544	$237,610	$413[6]
Ratio of expenses to average net assets[7]	1.93%	1.93%	1.91%	2.14%	1.92%	1.92%
Ratio of expenses to average net assets prior to fees waived[7]	1.93%	1.93%	1.91%	2.14%	1.92%	1.92%
Ratio of net investment loss to average net assets	(1.39%)	(1.38%)	(1.25%)	(1.45%)	(1.56%)	(1.45%)
Ratio of net investment loss to average net assets prior to fees waived	(1.39%)	(1.38%)	(1.25%)	(1.45%)	(1.56%)	(1.45%)
Portfolio turnover	17%	45%	29%	51%	53%	9%
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 26, 2025. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and $0.02 and total return by 0.07% and 0.08% for the years ended March 31, 2025 and 2024, respectively.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
76

Macquarie Science and Technology Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$40.58	$47.42	$38.46	$59.21	$87.86	$57.58

Income (loss) from investment operations:
Net investment loss[2]	(0.22)	(0.43)	(0.31)	(0.38)	(0.97)	(0.85)
Net realized and unrealized gain (loss)	17.84	2.83[3]	14.60[3]	(8.00)	2.69	39.07
Total from investment operations	17.62	2.40	14.29	(8.38)	1.72	38.22

Less dividends and distributions from:
Net realized gain	—	(9.24)	(5.33)	(12.37)	(30.37)	(7.94)
Total dividends and distributions	—	(9.24)	(5.33)	(12.37)	(30.37)	(7.94)

Net asset value, end of period	$58.20	$40.58	$47.42	$38.46	$59.21	$87.86

Total return[4]	43.42%	2.80%[3]	40.53%[3]	(12.65%)	(0.63%)	66.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,242	$90,043	$109,957	$94,005	$120,945	$151[5]
Ratio of expenses to average net assets[6]	1.43%	1.43%	1.41%	1.57%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived[6]	1.43%	1.43%	1.41%	1.57%	1.55%	1.55%
Ratio of net investment loss to average net assets	(0.89%)	(0.88%)	(0.75%)	(0.86%)	(1.18%)	(1.08%)
Ratio of net investment loss to average net assets prior to fees waived	(0.89%)	(0.88%)	(0.75%)	(0.86%)	(1.18%)	(1.08%)
Portfolio turnover	17%	45%	29%	51%	53%	9%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.04 and $0.04 and total return by 0.08% and 0.10% for the years ended March 31, 2025 and 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    77

Financial highlights
Macquarie Science and Technology Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$63.88	$69.75	$54.09	$76.68	$105.32	$67.65

Income (loss) from investment operations:
Net investment loss[2]	(0.15)	(0.28)	(0.15)	(0.17)	(0.60)	(0.45)
Net realized and unrealized gain (loss)	28.12	3.65[3]	21.14[3]	(10.05)	2.83	46.06
Total from investment operations	27.97	3.37	20.99	(10.22)	2.23	45.61

Less dividends and distributions from:
Net realized gain	—	(9.24)	(5.33)	(12.37)	(30.87)	(7.94)
Total dividends and distributions	—	(9.24)	(5.33)	(12.37)	(30.87)	(7.94)

Net asset value, end of period	$91.85	$63.88	$69.75	$54.09	$76.68	$105.32

Total return[4]	43.78%	3.32%[3]	41.23%[3]	(12.14%)	(0.04%)	67.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,657,858	$1,253,021	$1,403,120	$1,281,422	$2,354,813	$2,878[5]
Ratio of expenses to average net assets[6]	0.93%	0.93%	0.91%	0.99%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived[6]	0.93%	0.93%	0.91%	0.99%	0.96%	0.96%
Ratio of net investment loss to average net assets	(0.39%)	(0.38%)	(0.25%)	(0.29%)	(0.59%)	(0.48%)
Ratio of net investment loss to average net assets prior to fees waived	(0.39%)	(0.38%)	(0.25%)	(0.29%)	(0.59%)	(0.48%)
Portfolio turnover	17%	45%	29%	51%	53%	9%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.07 and $0.05 and total return by 0.10% and 0.09% for the years ended March 31, 2025 and 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
78

Macquarie Science and Technology Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$65.47	$71.23	$55.11	$77.75	$106.48	$68.24

Income (loss) from investment operations:
Net investment loss[2]	(0.12)	(0.22)	(0.11)	(0.09)	(0.45)	(0.32)
Net realized and unrealized gain (loss)	28.81	3.70[3]	21.56[3]	(10.18)	2.84	46.50
Total from investment operations	28.69	3.48	21.45	(10.27)	2.39	46.18

Less dividends and distributions from:
Net realized gain	—	(9.24)	(5.33)	(12.37)	(31.12)	(7.94)
Total dividends and distributions	—	(9.24)	(5.33)	(12.37)	(31.12)	(7.94)

Net asset value, end of period	$94.16	$65.47	$71.23	$55.11	$77.75	$106.48

Total return[4]	43.82%[5]	3.40%[3]	41.31%[3]	(12.02%)	0.10%	68.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$205,107	$143,735	$155,573	$108,424	$173,276	$192[6]
Ratio of expenses to average net assets[7]	0.85%	0.85%	0.84%	0.86%	0.81%	0.81%
Ratio of expenses to average net assets prior to fees waived[7]	0.85%	0.85%	0.84%	0.86%	0.81%	0.81%
Ratio of net investment loss to average net assets	(0.31%)	(0.30%)	(0.18%)	(0.15%)	(0.44%)	(0.33%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.31%)	(0.30%)	(0.18%)	(0.15%)	(0.44%)	(0.33%)
Portfolio turnover	17%	45%	29%	51%	53%	9%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.07 and $0.05 and total return by 0.10% and 0.09% for the years ended March 31, 2025 and 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    79

Financial highlights
Macquarie Science and Technology Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$55.33	$61.62	$48.45	$70.42	$98.99	$64.00

Income (loss) from investment operations:
Net investment loss[2]	(0.22)	(0.40)	(0.26)	(0.28)	(0.74)	(0.58)
Net realized and unrealized gain (loss)	24.34	3.35[3]	18.76[3]	(9.32)	2.79	43.51
Total from investment operations	24.12	2.95	18.50	(9.60)	2.05	42.93

Less dividends and distributions from:
Net realized gain	—	(9.24)	(5.33)	(12.37)	(30.62)	(7.94)
Total dividends and distributions	—	(9.24)	(5.33)	(12.37)	(30.62)	(7.94)

Net asset value, end of period	$79.45	$55.33	$61.62	$48.45	$70.42	$98.99

Total return[4]	43.59%	3.06%[3]	40.88%[3]	(12.34%)	(0.22%)[5]	67.64%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$338,524	$257,726	$284,479	$229,962	$351,136	$455[6]
Ratio of expenses to average net assets[7]	1.18%	1.18%	1.16%	1.23%	1.14%	1.14%
Ratio of expenses to average net assets prior to fees waived[7]	1.18%	1.18%	1.16%	1.23%	1.20%	1.20%
Ratio of net investment loss to average net assets	(0.64%)	(0.63%)	(0.50%)	(0.53%)	(0.78%)	(0.66%)
Ratio of net investment loss to average net assets prior to fees waived	(0.64%)	(0.63%)	(0.50%)	(0.53%)	(0.84%)	(0.72%)
Portfolio turnover	17%	45%	29%	51%	53%	9%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and $0.05 and total return by 0.10% and 0.10% for the years ended March 31, 2025 and 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
80

Notes to financial statements
Ivy Funds
September 30, 2025 (Unaudited)
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 17 series. These financial statements and the related notes pertain to 6 series: Macquarie Asset Strategy Fund (formerly, Delaware Ivy Asset Strategy Fund through December 30, 2024), Macquarie Balanced Fund (formerly, Delaware Ivy Balanced Fund through December 30, 2024), Macquarie Climate Solutions Fund (formerly, Delaware Climate Solutions Fund through December 30, 2024), Macquarie Natural Resources Fund (formerly, Delaware Ivy Natural Resources Fund through December 30, 2024), Macquarie Real Estate Securities Fund (formerly, Delaware Real Estate Securities Fund through December 30, 2024), and Macquarie Science and Technology Fund (formerly, Delaware Ivy Science and Technology Fund through December 30, 2024), (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Macquarie Asset Strategy Fund, Macquarie Balanced Fund, Macquarie Natural Resources Fund, and Macquarie Real Estate Securities Fund are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Macquarie Climate Solutions Fund, and Macquarie Science and Technology Fund are considered nondiversified.
Each Fund offers Class A, Class C, Class R, Institutional Class (formerly, Class I), Class R6, and Class Y shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Basis of Consolidation — Ivy ASF II, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Macquarie Asset Strategy Fund (referred to as the Fund in this subsection). Ivy ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund, and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund, its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company. The date of incorporation of the Subsidiary and Company was January 31, 2013 and April 16, 2013, respectively. As of September 30, 2025, the total net assets held by the Subsidiary is $127,001,094, or approximately 6.93% of the Fund's net assets and the total net assets held by the Company is $1,491,086, or approximately 0.08% of the Fund's net assets.
Ivy WGA III (SBP), LLC (Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for Macquarie Balanced Fund (referred to as the Fund in this subsection) in connection with the reorganization of the Macquarie Global Allocation Fund (see Note 5). The Company acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the
    81

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company. The date of incorporation of the Company was April 9, 2013. As of September 30, 2025, the net assets held by the Company are $165,043, or approximately 0.008% of the Fund’s net assets.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Funds may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2025, and for all open tax years (years ended March 31, 2022–March 31, 2025), and has concluded that no provision for federal
    82

income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended September 30, 2025, the Funds did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Foreign withholding tax claims" on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Foreign withholding tax claims." Generally unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund's net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as a foreign tax credits to its US taxable shareholders, a Fund may enter into a closing agreement with the US Internal Revenue Service (the IRS). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that Macquarie Asset Strategy Fund will enter into a closing agreement with the IRS. Macquarie Asset Strategy Fund's estimated closing agreement liability is presented as "IRS compliance fee for foreign withholding tax claims (see Note 1)" in the “Consolidated statement of assets and liabilities.” Any fees associated with these closing agreements are included on the "Consolidated statement of operations" under "Audit and tax fees."
The Company is subject to US federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.
The Company’s income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit) for the year ended March 31, 2025:
Tax expense/(benefit)	Current	Deferred	Total
Federal	$ —	$239,655	$239,655
State	—	16,796,573	16,796,573
Valuation allowance	—	(17,036,228)	(17,036,228)
Total tax expense/(benefit)	$ —	$ —	$ —
Components of the Company’s deferred tax assets and liabilities as of March 31, 2025 are as follows:
Deferred tax assets/(liabilities)
Basis in partnerships	$61,391,991
Net operating loss	82,646,430
Other	—
Total net deferred tax asset/(liability) before valuation allowance	144,038,421
Less: valuation allowance	(144,038,421)
Net deferred tax asset/(liability)	$ —
Net operating loss carryforwards are available to offset future taxable income of the Company. The Company had cumulative net operating loss carryforwards as of its most recent tax year ending March 31, 2025, of $393,554,429. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and net operating loss carryforwards originating in 2018 and forward do not expire.
    83

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended March 31, 2025, are as follows:
The Company's pre-tax income	$ 1,514,071
Pre-tax income/(loss) at the statutory rate	317,955
Adjustment to prior year deferred taxes	(78,300)
State income tax expense, net of federal benefit	16,796,573
Less: valuation allowance	(17,036,228)
Total income tax expense/(benefit)	$ —
The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on US tax returns filed since inception of the Company. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Tax Years March 31, 2022 and later are open to examination by federal and state tax authorities under the applicable statute of limitations.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
To Be Announced Trades (TBA)  — Macquarie Asset Strategy Fund and Macquarie Balanced Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or
    84

illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country's tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Macquarie Asset Strategy Fund, Macquarie Balanced Fund, and Macquarie Real Estate Securities Fund declare and pay dividends quarterly. Macquarie Climate Solutions Fund, Macquarie Natural Resources Fund, and Macquarie Science and Technology Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each
    85

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Asset Strategy Fund	$35,004
Macquarie Balanced Fund	13,058
Macquarie Climate Solutions Fund	—
Macquarie Natural Resources Fund	—
Macquarie Real Estate Securities Fund	—
Macquarie Science and Technology Fund	13,765
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Asset Strategy Fund	$1,427
Macquarie Balanced Fund	818
Macquarie Climate Solutions Fund	213
Macquarie Natural Resources Fund	358
Macquarie Real Estate Securities Fund	152
Macquarie Science and Technology Fund	1,421
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund's average daily net assets as follows:
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Asset Strategy Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $28 billion;
0.545% of net assets over $28 billion and up to $53 billion;
0.54% of net assets over $53 billion.

Macquarie Balanced Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.54% of net assets over $5 billion and up to $10 billion;
0.53% of net assets over $10 billion.

    86

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Climate Solutions Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.75% of net assets over $5 billion and up to $10 billion;
0.74% of net assets over $10 billion.

Macquarie Natural Resources Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Macquarie Real Estate Securities Fund	0.90% of net assets up to $1 billion;
0.87% of net assets over $1 billion and up to $2 billion;
0.84% of net assets over $2 billion and up to $3 billion;
0.80% of net assets over $3 billion and up to $5 billion;
0.76% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Macquarie Science and Technology Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $8 billion;
0.755% of net assets over $8 billion and up to $13 billion;
0.75% of net assets over $13 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any annual distribution and service (12b-1) fees, acquired fund fees and expenses (other than Macquarie Balanced Fund), taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 1, 2025 (except as noted) through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Macquarie Asset Strategy Fund	n/a	n/a
Macquarie Balanced Fund	0.72%*	0.64%*
Macquarie Climate Solutions Fund	0.99%	0.82%
Macquarie Natural Resources Fund	0.95%**	0.78%**
Macquarie Real Estate Securities Fund	0.95%	0.80%
Macquarie Science and Technology Fund	0.92%**	0.84%**
    87

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
*Effective April 25, 2025. Prior to April 25, 2025, the amounts for all share classes other than R6 and Class R6 were 0.80% and 0.71% respectively.
**Effective July 31, 2025. Prior to July 31, 2025, the Fund had no expense limitation.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2025 (except as noted) through July 30, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class Y
Macquarie Asset Strategy Fund	n/a	n/a	n/a	n/a	n/a	n/a
Macquarie Balanced Fund	0.97%*	1.72%*	1.22%*	0.72%*	0.64%*	0.97%*
Macquarie Climate Solutions Fund	1.24%	1.99%	1.49%	0.99%	0.82%	1.24%
Macquarie Natural Resources Fund	1.20%**	1.95%**	1.45%**	0.95%**	0.78%**	1.20%**
Macquarie Real Estate Securities Fund	1.20%	1.95%	1.45%	0.95%	0.80%	1.20%
Macquarie Science and Technology Fund	1.17%**	1.92%**	1.42%**	0.92%**	0.84%**	1.17%**
*Effective April 25, 2025. Prior to April 25, 2025, these amounts for Class A, Class C, Class R, Institutional Class, Class R6, and Class Y shares were 1.05%, 1.80%, 1.30%, 0.80%, 0.71%, and 1.05%, respectively.
**Effective July 31, 2025, Prior to July 31, 2025, the Fund had no expense limitation.
DMC entered into a sub-advisory agreements with the following entities on behalf of the Funds:
Under agreements between DMC and each of Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of MIMEL and MIMGL serves as sub-advisor to Macquarie Real Estate Securities Fund, and along with DMC, are responsible for its day to day management. In addition, DMC may also seek investment advice and recommendations from MIMEL and MIMGL and may permit MIMEL and MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize their specialized market knowledge.
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. MIMAK serves as principal sub-advisor for Macquarie Asset Strategy Fund and Macquarie Balanced Fund. In that capacity, MIMAK works together with DMC to make day-to-day investment decisions for the Funds and to determine the Funds' asset allocation. Whenever MIMAK serves as a sub-advisor for a Fund, DMC has ultimate responsibility for all investment advisory services for the Fund. In addition, DMC may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge. For its services, MIMAK receives a sub-advisory fee from DMC.
DMC  has entered into a separate subadvisory agreement with MIMEL for Macquarie Real Estate Securities Fund. Whenever MIMEL serves as a sub-advisor for a Fund, DMC has ultimate responsibility for all investment advisory services for the Fund. In addition, with respect to Macquarie Asset Strategy Fund and Macquarie Balanced Fund, MIMEL serves as sub-advisor. DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.
MIMGL serves as a sub-advisor for Macquarie Real Estate Securities Fund. Whenever MIMGL serves as a sub-advisor for a Fund, DMC has ultimate responsibility for all investment advisory services for the Fund. MIMGL serves as sub-advisor to Macquarie Asset Strategy, Macquarie Balanced, Macquarie Climate Solutions, Macquarie Natural Resources and Macquarie Science and Technology Funds. MIMGL may execute Fund security trades on behalf of DMC and may also exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL's specialized market knowledge for Macquarie Asset Strategy Fund and Macquarie Balanced Fund. In addition, for Macquarie Asset Strategy Fund and Macquarie Balanced Fund, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.
    88

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Asset Strategy Fund	$42,581
Macquarie Balanced Fund	39,503
Macquarie Climate Solutions Fund	4,221
Macquarie Natural Resources Fund	5,930
Macquarie Real Estate Securities Fund	4,089
Macquarie Science and Technology Fund	136,418
DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended September 30, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Asset Strategy Fund	$62,092
Macquarie Balanced Fund	57,339
Macquarie Climate Solutions Fund	3,391
Macquarie Natural Resources Fund	6,004
Macquarie Real Estate Securities Fund	3,191
Macquarie Science and Technology Fund	205,435
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Asset Strategy Fund	$19,837
Macquarie Balanced Fund	14,721
Macquarie Climate Solutions Fund	1,328
Macquarie Natural Resources Fund	1,996
Macquarie Real Estate Securities Fund	879
Macquarie Science and Technology Fund	56,341
    89

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the six months ended September 30, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Asset Strategy Fund	$20,929
Macquarie Balanced Fund	45,790
Macquarie Climate Solutions Fund	1,023
Macquarie Natural Resources Fund	3,000
Macquarie Real Estate Securities Fund	1,325
Macquarie Science and Technology Fund	108,077
For the six months ended September 30, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Asset Strategy Fund	$951	$920
Macquarie Balanced Fund	2,661	1,042
Macquarie Climate Solutions Fund	47	1
Macquarie Natural Resources Fund	40	44
Macquarie Real Estate Securities Fund	31	8
Macquarie Science and Technology Fund	3,595	3,499
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Funds. In connection with the findings in the Settlement Order, MIMBT made a payment to the Macquarie Asset Strategy Fund on October 25, 2024, in the amount of $419,237. An amount of $19,553 is included under “payment by affiliates” and an amount of $399,684 is included under “Proceeds from shares sold" on the “Consolidated statements of changes in net assets.” Payment by affiliates and capital contribution by affiliates had no impact on total return.
During the year ended March 31, 2025, DMC reimbursed Macquarie Asset Strategy Fund $4,454 in connection with a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Consolidated statements of changes in net assets." Payment by affiliates had no impact on total return.
    90

An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the six months ended September 30, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions[1]	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares
Macquarie Asset Strategy Fund
Common Stocks—0.06%
Media Group Holdings Series H
	$1,254,542	$—	$(407,951)	$—	$253,087	$1,099,678	640,301
Media Group Holdings Series T2
	—	—	(278,188)	(168,252,289)	168,530,477	—	—
Total	$1,254,542	$—	$(686,139)	$(168,252,289)	$168,783,564	$1,099,678
	Value, beginning of period	Gross additions	Gross reductions[1]	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares
Macquarie Balanced Fund
Common Stock—0.00%
Media Group Holdings Series H†
	$—	$50,308,583	$—	$—	$(50,190,911)	$117,672	72,709
[1]	The amount shown includes return of capital.
[2]	Security was not held by the Fund at the end of the period.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Fund that, pending shareholder approval, would go into effect at the closing of the transaction.
Fund shareholders approved a new advisory agreement at a special shareholder meeting on the following dates:
Fund	Shareholder Approval Date
Macquarie Asset Strategy Fund	November 10, 2025
Macquarie Balanced Fund	October 24, 2025
Macquarie Climate Solutions Fund	October 23, 2025
Macquarie Natural Resources Fund	November 14, 2025
Macquarie Real Estate Securities Fund	October 31, 2025
Macquarie Science and Technology Fund
    91

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
At closing, each Fund will be renamed as follows:
Current Name	Post-Closing Name
Macquarie Asset Strategy Fund	Nomura Asset Strategy Fund
Macquarie Balanced Fund	Nomura Balanced Fund
Macquarie Climate Solutions Fund	Nomura Climate Solutions Fund
Macquarie Natural Resources Fund	Nomura Natural Resources Fund
Macquarie Real Estate Securities Fund	Nomura Real Estate Securities Fund
Macquarie Science and Technology Fund	Nomura Science and Technology Fund
3. Investments
For the six months ended September 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie Asset Strategy Fund	$382,535,866	$149,847,269	$485,041,828	$136,951,870
Macquarie Balanced Fund	365,908,504	257,612,662	380,548,506	231,721,853
Macquarie Climate Solutions Fund	7,089,770	—	21,222,302	—
Macquarie Natural Resources Fund	27,864,440	—	42,902,226	—
Macquarie Real Estate Securities Fund	15,262,923	—	26,036,178	—
Macquarie Science and Technology Fund	1,023,110,357	—	1,508,956,926	—
At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie Asset Strategy Fund	$1,745,444,610	$1,330,928,287	$(1,252,665,706)	$78,262,581
Macquarie Balanced Fund	1,638,780,176	575,808,207	(162,071,537)	413,736,670
Macquarie Climate Solutions Fund	83,640,042	20,757,993	(5,989,256)	14,768,737
Macquarie Natural Resources Fund	178,163,670	53,232,787	(42,226,034)	11,006,753
Macquarie Real Estate Securities Fund	55,409,652	34,520,227	(1,385,125)	33,135,102
Macquarie Science and Technology Fund	3,292,725,241	3,458,623,603	(74,359,478)	3,384,264,125
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025, certain Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Balanced Fund	$ 683,360	$—	$ 683,360
Macquarie Climate Solutions Fund	55,969,484	114,167,906	170,137,390
Macquarie Natural Resources Fund	276,887,806	322,967,059	599,854,865
    92

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2025:
	Macquarie Asset Strategy Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$4,276,776	$4,276,776
Agency Commercial Mortgage-Backed Securities	—	924,534	—	924,534
Agency Mortgage-Backed Securities	—	125,642,324	—	125,642,324
Bullion	126,746,435	—	—	126,746,435
Collateralized Loan Obligations	—	2,755,504	—	2,755,504
Common Stocks
Communication Services	71,456,710	9,083,704	—	80,540,414
Consumer Discretionary	103,626,825	30,616,842	1,099,678	135,343,345
Consumer Staples	66,356,627	16,060,070	—	82,416,697
Energy	16,427,936	—	—	16,427,936
Financials	133,932,851	62,669,785	840,511	197,443,147
Healthcare	50,849,880	52,848,368	—	103,698,248
Industrials	72,968,675	63,397,812	—	136,366,487
Information Technology	228,915,296	73,808,435	—	302,723,731
    93

Notes to financial statements
Ivy Funds
3. Investments (continued)
	Macquarie Asset Strategy Fund
	Level 1	Level 2	Level 3	Total
Materials	$16,290,148	$—	$—	$16,290,148
Utilities	—	16,405,963	—	16,405,963
Convertible Bond	—	—	2,612,209	2,612,209
Corporate Bonds	—	293,052,484	—	293,052,484
Exchange-Traded Funds	68,244,171	—	—	68,244,171
Government Agency Obligations	—	2,587,691	—	2,587,691
Loan Agreements	—	7,578,163	—	7,578,163
Municipal Bonds	—	1,542,972	—	1,542,972
Non-Agency Asset-Backed Securities	—	811,847	—	811,847
Non-Agency Collateralized Mortgage Obligations	—	12,059,275	—	12,059,275
Non-Agency Commercial Mortgage-Backed Securities	—	29,891,130	—	29,891,130
Preferred Stock	—	214,185	—	214,185
Sovereign Bonds	—	2,413,496	—	2,413,496
US Treasury Obligations	—	36,810,472	—	36,810,472
Short-Term Investments	17,954,820	—	—	17,954,820
Total Value of Securities	$973,770,374	$841,175,056	$8,829,174	$1,823,774,604

Derivatives[1]
Assets:
Futures Contracts	$189,522	$—	$—	$189,522
Liabilities:
Futures Contracts	$(256,935)	$—	$—	$(256,935)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Macquarie Balanced Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$7,548,321	$—	$7,548,321
Agency Commercial Mortgage-Backed Securities	—	4,102,444	—	4,102,444
Agency Mortgage-Backed Securities	—	174,436,227	—	174,436,227
Collateralized Loan Obligations	—	6,815,276	—	6,815,276
Common Stocks	1,243,092,025	—	399,904	1,243,491,929
Convertible Bond	—	—	455,997	455,997
Corporate Bonds	—	179,780,967	—	179,780,967
Exchange-Traded Funds	233,509,826	—	—	233,509,826
Municipal Bonds	—	2,410,551	—	2,410,551
    94

	Macquarie Balanced Fund
	Level 1	Level 2	Level 3	Total
Non-Agency Asset-Backed Securities	$—	$20,327,179	$—	$20,327,179
Non-Agency Collateralized Mortgage Obligations	—	13,804,495	—	13,804,495
Non-Agency Commercial Mortgage-Backed Securities	—	51,397,986	—	51,397,986
Preferred Stock	—	817,500	—	817,500
US Treasury Obligations	—	97,775,784	—	97,775,784
Short-Term Investments	14,600,000	—	—	14,600,000
Total Value of Securities	$1,491,201,851	$559,216,730	$855,901	$2,051,274,482

Derivatives[1]
Assets:
Centrally Cleared Credit Default Swap Contracts	$—	$173,319	$—	$173,319
Futures Contracts	1,069,045	—	—	1,069,045

[1]Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Macquarie Climate Solutions Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Energy	$10,995,012	$2,799,885	$13,794,897
Industrials	8,052,691	7,964,257	16,016,948
Information Technology	4,057,311	—	4,057,311
Materials	15,507,081	9,238,965	24,746,046
Real Estate	3,315,514	—	3,315,514
Utilities	21,964,268	14,513,795	36,478,063
Total Value of Securities	$63,891,877	$34,516,902	$98,408,779

	Macquarie Natural Resources Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Consumer Staples	$4,199,325	$—	$—	$4,199,325
Energy	48,484,588	9,589,186	—	58,073,774
Industrials	3,784,385	—	—	3,784,385
Information Technology	4,060,398	—	—	4,060,398
Materials	100,399,511	18,653,030	—[1]	119,052,541
Total Value of Securities	$160,928,207	$28,242,216	$—	$189,170,423

    95

Notes to financial statements
Ivy Funds
3. Investments (continued)

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Macquarie Real Estate Securities Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Internet Services & Infrastructure	$—	$1,728,929	$1,728,929
Real Estate Operating Companies/Developer	561,839	—	561,839
REIT Asset Management & Custody Banks	1,995,435	—	1,995,435
REIT Data Center	12,475,581	448,551	12,924,132
REIT Healthcare	16,666,858	—	16,666,858
REIT Hotel	2,587,553	—	2,587,553
REIT Industrial	9,935,298	671,238	10,606,536
REIT Multifamily	7,695,000	—	7,695,000
REIT Office	2,576,067	—	2,576,067
REIT Retail	16,852,741	—	16,852,741
REIT Self-Storage	4,807,672	—	4,807,672
REIT Single Family	3,622,402	—	3,622,402
REIT Specialty	4,045,107	—	4,045,107
REIT Telecom Tower	1,735,688	—	1,735,688
Rights	—	2,260	2,260
Short-Term Investments	136,535	—	136,535
Total Value of Securities	$85,693,776	$2,850,978	$88,544,754
Macquarie Science and Technology Fund
Level 1
Securities
Assets:
Common Stocks	$6,663,303,291
Short-Term Investments	13,686,075
Total Value of Securities	$6,676,989,366
    96

As a result of utilizing international fair value pricing at September 30, 2025, a portion of the common stock in the portfolio for Macquarie Asset Strategy Fund, Macquarie Climate Solutions Fund, Macquarie Natural Resources Fund, and Macquarie Real Estate Securities Fund were categorized as Level 2.
During the six months ended September 30, 2025, there were no transfers into or out of Level 3 investments for any of the Funds. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie Asset Strategy Fund, Macquarie Balanced Fund, and Macquarie Natural Resources Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Macquarie Asset Strategy Fund, Macquarie Balanced Fund, and Macquarie Natural Resources Fund’s net assets at the end of the period. As of September 30, 2025, Macquarie Climate Solutions Fund, Macquarie Real Estate Securities Fund, and Macquarie Science and Technology Fund had no Level 3 investments.
    97

Notes to financial statements
Ivy Funds
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Asset Strategy Fund		Macquarie Balanced Fund		Macquarie Climate Solutions Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/25	3/31/25	9/30/25	3/31/25	9/30/25	3/31/25
Shares sold:
Class A	643,571	1,506,903	4,080,637	3,099,764	57,429	208,631
Class C	101,376	192,371	95,339	216,337	2,491	8,781
Class R	39,568	109,213	20,637	45,377	24,220	160,499
Institutional Class[1]	1,218,683	2,566,624	1,904,681	2,912,526	187,238	707,795
Class R6	36,253	141,116	39,751	48,441	7,165	32,197
Class Y	67,122	153,682	14,465	47,703	17,366	31,004

Shares from reorganization:[2]
Class A	—	—	12,707,881	—	—	—
Class C	—	—	138,970	—	—	—
Institutional Class	—	—	3,726,415	—	—	—
Class R6	—	—	38,051	—	—	—
Class Y	—	—	2,334	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	407,503	4,143,547	341,159	489,740	—	59,982
Class C	8,103	128,245	4,178	7,488	—	2,105
Class R	6,280	71,417	2,178	3,639	—	16,067
Institutional Class[1]	126,441	1,098,023	123,712	176,298	—	53,123
Class R6	6,203	65,848	3,081	4,958	—	2,604
Class Y	24,273	257,524	2,289	4,370	—	2,565
	2,685,376	10,434,513	23,245,758	7,056,641	295,909	1,285,353

Shares redeemed:
Class A	(4,136,234)	(9,426,654)	(4,720,038)	(8,809,378)	(574,910)	(2,118,137)
Class C	(236,712)	(608,623)	(306,414)	(714,473)	(67,519)	(189,153)
Class R	(91,562)	(222,536)	(30,358)	(58,355)	(190,969)	(674,294)
Institutional Class[1]	(1,850,947)	(4,342,111)	(2,190,309)	(6,005,029)	(839,359)	(2,410,244)
Class R6	(53,718)	(410,310)	(52,498)	(129,549)	(19,619)	(173,563)
Class Y	(337,319)	(662,234)	(81,792)	(131,735)	(48,166)	(233,141)
	(6,706,492)	(15,672,468)	(7,381,409)	(15,848,519)	(1,740,542)	(5,798,532)
Net increase (decrease)	(4,021,116)	(5,237,955)	15,864,349	(8,791,878)	(1,444,633)	(4,513,179)
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[2]	See Note 5.
    98

	Macquarie Natural Resources Fund		Macquarie Real Estate Securities Fund		Macquarie Science and Technology Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/25	3/31/25	9/30/25	3/31/25	9/30/25	3/31/25
Shares sold:
Class A	106,668	625,309	44,197	139,576	966,659	1,875,271
Class C	4,714	24,402	5,756	2,700	128,122	237,985
Class R	18,584	57,694	10,926	18,616	142,854	324,609
Institutional Class[1]	153,930	438,522	110,330	410,917	1,504,807	3,102,959
Class R6	4,539	79,143	143,715	118,094	310,648	543,264
Class Y	48,702	67,268	5,670	16,593	305,744	798,706

Shares issued upon reinvestment of dividends and distributions:
Class A	—	375,991	42,601	551,664	—	11,001,581
Class C	—	9,835	275	3,982	—	1,003,961
Class R	—	20,984	504	5,087	—	403,938
Institutional Class[1]	—	137,992	19,208	275,554	—	2,344,371
Class R6	—	11,683	2,860	17,528	—	259,764
Class Y	—	28,528	1,740	24,696	—	623,791
	337,137	1,877,351	387,782	1,585,007	3,358,834	22,520,200

Shares from reverse stock split:
Class C	—	—	—	—	(1,803,432)[3]	—

Shares redeemed:
Class A	(560,164)	(1,815,390)	(394,135)	(1,143,890)	(6,310,029)	(13,734,044)
Class C	(27,355)	(61,289)	(5,887)	(18,254)	(583,419)	(1,261,094)
Class R	(47,895)	(220,151)	(8,416)	(12,476)	(312,811)	(828,317)
Institutional Class[1]	(368,359)	(972,242)	(595,430)	(1,289,782)	(3,068,790)	(5,948,400)
Class R6	(71,848)	(113,738)	(67,352)	(35,757)	(327,938)	(791,530)
Class Y	(101,157)	(160,383)	(17,122)	(69,260)	(702,857)	(1,380,971)
	(1,176,778)	(3,343,193)	(1,088,342)	(2,569,419)	(11,305,844)	(23,944,356)
Net increase (decrease)	(839,641)	(1,465,842)	(700,560)	(984,412)	(9,750,442)	(1,424,156)
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[3]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 26, 2025.
    99

Notes to financial statements
Ivy Funds
4. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables on the previous pages and on the “Statements of changes in net assets.” For the six months ended September 30, 2025 and the year ended March 31, 2025, each Fund had the following exchange transactions:
	Six months ended September 30, 2025			Year ended March 31, 2025
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Macquarie Asset Strategy Fund			$1,422,866			$5,344,270
Class A	30,332	30,830		173,332	65,744
Class C	33,295	—		69,080	—
Institutional Class[1]	3,362	28,506		4,277	167,571
Class R6	—	3,328		—	2,806
Class Y	—	—		379	—
Macquarie Balanced Fund			$1,140,129			$2,350,509
Class A	5,657	23,003		39,944	51,729
Class C	42,078	—		63,979	—
Institutional Class[1]	401	21,218		—	49,708
Class R6	—	2,948		—	1,137
Macquarie Climate Solutions Fund			$78,339			$77,286
Class A	243	5,954		4,566	1,905
Class C	5,284	—		4,015	—
Institutional Class[1]	3,744	2,908		—	6,047
Macquarie Natural Resources Fund			$55,741			$137,910
Class A	566	3,125		6,103	2,275
Class C	862	—		2,555	—
Institutional Class[1]	2,316	536		218	5,683
Class R6	—	—		—	119
Macquarie Real Estate Securities Fund			$20,558			$68,694
Class A	728	671		3,079	1,227
Class C	719	—		1,303	—
Institutional Class[1]	—	711		—	3,019
Macquarie Science and Technology Fund			$1,179,257			$7,080,679
Class A	14,254	8,650		94,551	21,159
Class C	16,300	—		34,394	—
Institutional Class[1]	1,078	1,102		3,646	77,996
Class R6	—	7,865		3,163	2,125
Class Y	—	1,399		5,324	—
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
    100

5. Reorganization
The following reorganizations occurred during the reporting period, as noted within the “Consolidated statement of changes in net assets.” On February 11-13, 2025, the Board approved proposals to reorganize the following acquired funds (Acquired Funds), each a series of the Trust, with and into the following acquiring fund (Acquiring Fund), each a series of the Trust, set forth in the table below (each a "Reorganization" and together the "Reorganizations").
Acquired Fund	Acquiring Fund
Macquarie Multi-Asset Income Fund (Acquired Fund I), a series of the Trust	Macquarie Balanced Fund (Acquiring Fund), a series of the Trust
Macquarie Global Allocation Fund (Acquired Fund II), a series of the Trust
In approving the Reorganizations, the Board considered various factors, including that the applicable Acquiring Fund and the applicable Acquired Fund shared similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions and that the applicable Acquiring Fund's overall total expense ratio was equal to or lower than the corresponding Acquired Fund's total expense ratio following the applicable Reorganization taking into account applicable expense limitation arrangements.
Acquired Fund II shareholders approved the Reorganization on July 21, 2025. No shareholder approval was required for the Acquired Fund I reorganization.
Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Funds were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Funds in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganizations. The Reorganizations were accomplished by a tax-free exchange of shares on the following dates.
Acquired Fund	Reorganization Date
Acquired Fund I	April 25, 2025
Acquired Fund II	August 22, 2025
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Acquired Fund I, and the Acquiring Fund Reorganization were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$29,708,724	3,300,969	1,298,458	$ 1,060,390,907	0.3934
Class C	1,927,180	213,656	86,112	33,153,968	0.4030
Class R	—	—	—	9,621,754	—
Institutional Class	24,464,851	2,712,289	1,067,868	324,714,272	0.3937
Class R6	812,761	90,307	35,368	8,475,399	0.3916
Class Y	53,429	5,923	2,334	8,887,627	0.3941
The share transactions associated with the Acquired Fund II, and the Acquiring Fund Reorganization were as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$288,658,398	41,895,268	11,409,423	$1,225,736,072	0.2723
    101

Notes to financial statements
Ivy Funds
5. Reorganization (continued)
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class C	1,307,166	209,818	52,858	35,306,018	0.2519
Class R	—	—	—	10,130,222	—
Institutional Class	67,367,579	9,569,258	2,658,547	385,641,113	0.2778
Class R6	68,167	9,894	2,683	10,641,591	0.2712
Class Y	—	—	—	9,227,129	—
The net assets of the Acquired Fund I and Acquired Fund II before the Reorganizations were $57,034,367 and $357,712,445, respectively. The Acquired Fund I and Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganizations. The net assets of the Acquiring Fund immediately following the Acquired Fund I and Acquired Fund II Reorganizations were $1,502,210,872 and 2,034,083,455, respectively.
Assuming the Reorganizations had been completed on April 1, 2025, the Acquiring Funds' pro forma results of operations for the six months ended September 30, 2025, would have been as follows:
	Acquiring Fund I	Acquiring Fund II
Net investment income	$12,224,115	$5,206,853
Net realized gain on investments	(3,685,194)	59,135,872
Net change in unrealized appreciation (depreciation)	188,281,777	134,757,983
Net increase in net assets resulting from operations	$196,820,698	$199,100,708
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund I and Acquired Fund II that have been included in the Acquiring Fund's “Consolidated statement of operations” since the Reorganizations were consummated on April 25, 2025 for Acquired Fund I and August 22, 2025 for Acquired Fund II.
6. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of September 30, 2025, or at any time during the period then ended.
7. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended September 30, 2025.
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8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts —  Each Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2025, Macquarie Asset Strategy Fund used forward foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date. Macquarie Asset Strategy Fund also used forward foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts  —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At September 30, 2025, Macquarie Asset Strategy Fund posted $561,875 and Macquarie Balanced Fund posted $1,136,797 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Consolidated statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Consolidated schedules of investments.”
During the six months ended September 30, 2025, Macquarie Asset Strategy Fund and Macquarie Balanced Fund invested in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Swap Contracts — Macquarie Asset Strategy Fund and Macquarie Balanced Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant
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Notes to financial statements
Ivy Funds
8. Derivatives (continued)
regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended September 30, 2025, Macquarie Balanced Fund entered into CDS contracts as a seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. Macquarie Balanced Fund did not enter into CDS contracts as a purchaser of protection.
As disclosed in the footnotes to the “Consolidated schedule of investments,” at September 30, 2025, the notional value of the protection sold was $7,900,000, which reflects the maximum potential amount Macquarie Balanced Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2025, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At September 30, 2025, net unrealized appreciation of the protection sold was $173,319.
CDS contracts may involve greater risks than if Macquarie Balanced Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended September 30, 2025, Macquarie Balanced Fund used CDS contracts to gain exposure to certain securities or markets.
During the six months ended September 30, 2025, Macquarie Balanced Fund posted $510,148 in cash as collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Consolidated statements of assets and liabilities.”
Fair values of derivative instruments as of September 30, 2025 were as follows:
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Macquarie Asset Strategy Fund
Asset Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$189,522
Macquarie Asset Strategy Fund
Liability Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(256,935)
	Macquarie Balanced Fund
	Asset Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$1,069,045	$—	$1,069,045
Variation margin due to broker on centrally cleared credit default swap contracts*	—	173,319	173,319
Total	$1,069,045	$173,319	$1,242,364
*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts were opened through September 30, 2025. Only current day variation margin is reported on each Fund's “Consolidated statements of assets and liabilities.”
The effect of derivative instruments on the “Consolidated statements of operations” for the six months ended September 30, 2025 was as follows:
	Macquarie Asset Strategy Fund
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$(2,406)	$(184,991)	$(187,397)

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Notes to financial statements
Ivy Funds
8. Derivatives (continued)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(89,756)
	Macquarie Balanced Fund
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(2,711,238)	$—	$(2,711,238)
Credit contracts	—	134,776	134,776
Total	$(2,711,238)	$134,776	$(2,576,462)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$1,426,252	$—	$1,426,252
Credit contracts	—	221,461	221,461
Total	$1,426,252	$221,461	$1,647,713
The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2025:
	Long Derivative Volume
	Macquarie Asset Strategy Fund	Macquarie Balanced Fund
Forward foreign currency exchange contracts (average contract amount)	$13,258	$—
Futures contracts (average notional amount)	27,784,185	179,113,361
	Short Derivative Volume
	Macquarie Asset Strategy Fund	Macquarie Balanced Fund
Forward foreign currency exchange contracts (average contract amount)	$1,338	$—
Futures contracts (average notional amount)	15,810,072	79,811,781
CDS contracts (average notional amount)*	—	7,776,563
*Long represents buying protection and short represents selling protection.
 9. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required
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percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended September 30, 2025, each Fund had no securities out on loan.
10. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Funds' investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Funds' investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.
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Notes to financial statements
Ivy Funds
10. Credit and Market Risks (continued)
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
Certain Funds invest a portion of their assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the
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other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds' rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.
Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2025. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the "Consolidated schedules of investments" and “Schedules of investments.”
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740)  —  Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The
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Notes to financial statements
Ivy Funds
12. Recent Accounting Pronouncements (continued)
amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
13. Subsequent Events
Effective October 1, 2025, Van Eck Associates Corporation became a sub-advisor to Macquarie Climate Solutions and Macquarie Natural Resources Funds.
On October 27, 2025, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 6. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 26, 2026.
Management has determined that no other material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Funds' financial statements.
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Other Fund information (Unaudited)
Ivy Funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At special shareholder meetings held on the dates listed below, shareholders of certain Funds approved a new investment advisory agreement. The results of the voting at these meetings were as follows:
Fund	Special Shareholder Meeting Date	For	Against	Abstain
Macquarie Asset Strategy Fund	November 10, 2025	31,833,543	1,168,017	6,076,409
Macquarie Balanced Fund	October 24, 2025	27,698,750	867,220	3,623,699
Macquarie Climate Solutions Fund	October 23, 2025	4,605,823	174,749	574,905
Macquarie Natural Resources Fund	November 14, 2025	4,156,375	460,337	619,451
Macquarie Real Estate Securities Fund	October 31, 2025	2,672,891	105,995	379,920
Macquarie Science and Technology Fund	October 31, 2025	40,232,926	1,904,809	6,590,029
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Climate Solutions Fund, Macquarie Asset Strategy Fund, Macquarie Balanced Fund, Macquarie Natural Resources Fund, Macquarie Science and Technology Fund, and Macquarie Real Estate Securities Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval
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Other Fund information (Unaudited)
Ivy Funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025
(continued)
of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (Nomura) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of the new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of Affiliated Sub-Advisers who provide these services, including the Macquarie Asset Strategy Fund, Macquarie Balanced Fund, and Macquarie Real Estate Securities Fund’s portfolio managers. The Board noted that two of the portfolio managers for the Macquarie Climate Solutions Fund and the Macquarie Natural Resources Fund who previously provided investment management services to the Fund through DMC were now providing those services to it as employees of Van Eck Associates Corporation through a sub-advisory agreement with DMC. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to provide investment services
    112

to the Funds. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024. For Funds acquired from complexes sponsored by other, predecessor investment managers, the Board considered that each Fund’s performance prior to such acquisition is that of its predecessor investment manager and not DMC.
Macquarie Climate Solutions Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional specialty and miscellaneous funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the third quartile of its Performance Universe and for the 3-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was below the median of its Performance Universe and for the 3-year period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 5-, and 10-year periods and outperformed its benchmark index for the 3-year period. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie Asset Strategy Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional alternative global macro funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted the limited period of performance data available since the Fund changed its investment strategy effective on or around July 31, 2025 and would continue to evaluate the Fund’s performance as such change was not reflected in the performance data. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the periods under review and any actions that DMC has taken to address performance concerns.
Macquarie Balanced Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the first quartile of its Performance Universe and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its primary benchmark, the S&P 500 Total Return USD index, during all of the periods under review, but outperformed its secondary benchmark, the Bloomberg US Aggregate Bond Total Return index, during all of the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns. The Board also noted that the Fund changed its investment strategy in February 2024 and that it had approved reorganization of the Fund, which was expected to occur in 2025.
    113

Other Fund information (Unaudited)
Ivy Funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025
(continued)
Macquarie Natural Resources Fund. The Performance Universe consists of the Fund and all retail and institutional global natural resources funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third, second, fourth, and fourth quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was below the median of its Performance Universe and for the 3-year period was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 3-year periods, performed approximately equal to its benchmark index for the 5-year period, and underperformed its benchmark index for the 10-year period. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie Science and Technology Fund. The Performance Universe consists of the Fund and all retail and institutional science & technology funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second, second, third, and fourth quartiles, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was above the median of its Performance Universe and for the 5- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie Real Estate Securities Fund. The Performance Universe consists of the Fund and all retail and institutional real estate funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the first quartile of its Performance Universe and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, and 10-year periods and outperformed its benchmark index for the 5-year period. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
Each Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie Climate Solutions Fund. The expense comparisons for the Fund showed that its actual management fee was equal to the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
    114

Macquarie Asset Strategy Fund. The expense comparisons for the Fund showed that its actual management fee was equal to the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Balanced Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Natural Resources Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Science and Technology Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Real Estate Securities Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, Macquarie Asset Strategy Fund and Macquarie Balanced Fund’s net assets each exceeded their first breakpoint and Macquarie Science and Technology Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
    115

Other Fund information (Unaudited)
Ivy Funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025
(continued)
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
    116

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4927925)
SEMIAN-IVYSPEC-1125
This page is not part of the financial statements and other information.

Equity funds
Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Fixed income funds
Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Global / international equity funds
Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)

Financial statements and other information
For the six months ended September 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie Core Equity Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.39%♣
Communication Services — 11.22%
Alphabet Class A	712,373	$ 173,177,876
AT&T	2,973,277	83,965,343
Live Nation Entertainment †	202,567	33,099,448
Meta Platforms Class A	145,151	106,595,991
Netflix †	34,102	40,885,570
		437,724,228
Consumer Discretionary — 8.14%
Amazon.com †	627,185	137,711,010
AutoZone †	21,406	91,836,877
Booking Holdings	3,348	18,076,756
Home Depot	172,150	69,753,459
		317,378,102
Consumer Staples — 2.34%
Costco Wholesale	98,681	91,342,094
		91,342,094
Financials — 21.66%
Allstate	313,645	67,323,899
Ally Financial	1,368,912	53,661,350
American Express	216,790	72,008,966
Aon Class A	124,460	44,379,947
Blackstone	325,921	55,683,603
Capital One Financial	365,038	77,599,778
CME Group	313,843	84,797,240
Fiserv †	471,007	60,726,933
JPMorgan Chase & Co.	250,571	79,037,611
KKR & Co.	444,535	57,767,323
Mastercard Class A	118,187	67,225,948
Morgan Stanley	402,357	63,958,669
Progressive	246,075	60,768,221
		844,939,488
Healthcare — 5.84%
Abbott Laboratories	642,054	85,996,713
AbbVie	84,326	19,524,842
Danaher	203,892	40,423,628
HCA Healthcare	114,104	48,631,125
Vertex Pharmaceuticals †	85,311	33,411,200
		227,987,508
Industrials — 11.11%
Airbus ADR	1,537,120	89,491,126
BAE Systems ADR	634,421	70,877,514
Cummins	146,596	61,917,753
Eaton	196,933	73,702,175
Howmet Aerospace	699,666	137,295,459
		433,284,027
Information Technology — 34.46%
Advanced Micro Devices †	295,129	47,748,921
Apple	715,914	182,293,182
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Applied Materials	307,219	$ 62,900,018
Broadcom	298,790	98,573,809
Microsoft	571,100	295,801,245
NVIDIA	1,363,219	254,349,401
Salesforce	243,098	57,614,226
SAP ADR	187,098	49,994,456
Seagate Technology Holdings	221,612	52,313,729
Taiwan Semiconductor Manufacturing ADR	555,089	155,030,807
TE Connectivity	147,213	32,317,670
Zebra Technologies Class A †	185,194	55,032,249
		1,343,969,713
Materials — 3.75%
Crown Holdings	438,757	42,379,539
Linde	93,703	44,508,925
Sherwin-Williams	84,102	29,121,158
Vulcan Materials	98,135	30,188,289
		146,197,911
Utilities — 0.87%
NextEra Energy	449,127	33,904,597
		33,904,597
Total Common Stocks (cost $1,819,265,537)		3,876,727,668

Short-Term Investments — 0.69%
Money Market Mutual Funds — 0.69%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	6,797,153	6,797,153
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	6,797,153	6,797,153
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	6,797,151	6,797,151
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	6,797,154	6,797,154
Total Short-Term Investments (cost $27,188,611)		27,188,611
Total Value of Securities—100.08% (cost $1,846,454,148)		$3,903,916,279

Schedules of investments
Macquarie Core Equity Fund
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Bond Fund
September 30, 2025 (Unaudited)
		Principal amount°	Value (US $)
Agency Mortgage-Backed Securities—13.91%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		452,465	$ 442,289
Fannie Mae S.F. 30 yr
2.00% 9/1/51		2,947,860	2,384,805
2.50% 2/1/52		2,258,157	1,905,345
3.00% 5/1/51		2,302,892	2,024,243
3.50% 7/1/47		2,728,373	2,586,924
3.50% 6/1/52		1,948,652	1,783,523
4.00% 5/1/51		2,463,142	2,358,936
4.00% 9/1/52		1,458,102	1,379,197
4.50% 1/1/50		69,290	69,215
4.50% 4/1/50		765,323	755,339
4.50% 10/1/52		274,911	268,088
5.00% 9/1/52		891,028	888,056
5.00% 2/1/53		857,819	854,781
5.50% 10/1/52		1,974,694	1,999,955
5.50% 3/1/53		354,511	359,673
5.50% 7/1/53		1,378,053	1,391,628
5.50% 2/1/55		8,478,829	8,551,884
6.00% 9/1/53		3,790,117	3,883,020

Freddie Mac S.F. 15 yr 5.00% 6/1/38		1,648,554	1,667,750
Freddie Mac S.F. 20 yr 5.50% 6/1/43		1,250,588	1,280,656
Freddie Mac S.F. 30 yr
2.50% 2/1/52		122,236	104,171
3.00% 12/1/46		1,301,958	1,176,583
4.00% 8/1/52		1,089,973	1,032,499
4.50% 9/1/52		1,334,609	1,305,617
4.50% 10/1/52		2,308,553	2,249,587
5.00% 6/1/53		2,426,742	2,419,784
5.50% 2/1/54		2,165,296	2,207,366
5.50% 11/1/54		8,857,754	8,936,959
6.00% 12/1/52		766,904	787,414
6.00% 3/1/53		1,171,777	1,201,765
6.00% 9/1/53		392,493	402,089

GNMA II S.F. 30 yr 3.00% 12/20/51		1,295,577	1,158,689
Total Agency Mortgage-Backed Securities (cost $59,232,181)			59,817,830

Corporate Bonds — 38.39%Δ
Australia — 7.68%
Ampol
6.948% 12/2/81 ■, •	AUD	2,090,000	1,417,499
7.182% 12/9/80 ■, •	AUD	3,150,000	2,103,656
APA Infrastructure 2.00% 7/15/30 ■	EUR	1,000,000	1,115,967
Charter Hall LWR Pty 2.086% 3/3/28 ■	AUD	3,850,000	2,394,132
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Australia (continued)
Commonwealth Bank of Australia 6.86% 11/9/32 μ	AUD	5,900,000	$ 4,087,051
CPIF Finance Pty 2.485% 10/28/30 ■	AUD	3,600,000	2,117,228
Fortescue Treasury 144A 6.125% 4/15/32 #		255,000	263,697
National Australia Bank
5.74% 2/9/34 μ	AUD	4,949,000	3,376,533
6.322% 8/3/32 μ	AUD	7,992,000	5,465,729
NSW Electricity Networks Finance Pty 2.543% 9/23/30	AUD	1,500,000	886,069
QIC Finance Town Centre Fund Pty 5.80% 5/21/31 ■	AUD	4,000,000	2,752,725
WestConnex Finance 3.15% 3/31/31 ■	AUD	2,700,000	1,625,350
Westpac Banking 5.754% 4/3/34 μ	AUD	3,900,000	2,665,688
Woodside Finance 5.70% 5/19/32		500,000	519,439
Woolworths Group 2.75% 11/15/31 ■	AUD	1,500,000	874,824
Worley Financial Services Pty 5.95% 10/13/28 ■	AUD	2,000,000	1,361,514
			33,027,101
Brazil — 0.10%
LD Celulose International 144A 7.95% 1/26/32 #		400,000	423,159
			423,159
Canada — 0.77%
Bombardier
144A 7.00% 6/1/32 #		250,000	261,608
144A 7.25% 7/1/31 #		250,000	265,321
Brookfield Finance 5.33% 1/15/36		1,065,000	1,071,035
Enbridge
4.90% 6/20/30		305,000	312,069
5.55% 6/20/35		475,000	490,161
5.75% 7/15/80 μ		220,000	222,492
Gildan Activewear 144A 4.70% 10/7/30 #		695,000	694,237
			3,316,923
Chile — 0.22%
ATP Tower Holdings 144A 7.875% 2/3/30 #		300,000	309,507
Colbun 144A 5.375% 9/11/35 #		200,000	200,180

Schedules of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Chile (continued)
Engie Energia Chile 144A 6.375% 4/17/34 #		420,000	$ 448,681
			958,368
El Salvador — 0.05%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #		200,000	209,380
			209,380
Finland — 0.07%
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		315,000	319,893
			319,893
France — 0.88%
BPCE
2.25% 3/2/32 μ, ■	EUR	500,000	581,887
3.50% 1/25/28 ■	EUR	1,000,000	1,200,612
Credit Agricole 144A 4.818% 9/25/33 #, μ		720,000	715,810
Edenred 3.625% 6/13/31 ■	EUR	600,000	712,625
Societe Generale 144A 5.439% 10/3/36 #, μ		580,000	579,063
			3,789,997
Germany — 1.65%
Deutsche Bank
4.00% 6/24/32 μ, ■	EUR	1,400,000	1,665,456
4.95% 8/4/31 μ		1,430,000	1,443,831
5.297% 5/9/31 μ		440,000	450,812
6.819% 11/20/29 μ		440,000	470,737
7.146% 7/13/27 μ		360,000	367,737
7.375% 10/30/31 μ, ψ, ■	EUR	1,000,000	1,266,204
Volkswagen International Finance 3.875% 3/29/26 ■	EUR	1,200,000	1,419,243
			7,084,020
Hong Kong — 0.15%
AIA Group 144A 5.375% 4/5/34 #		600,000	623,317
			623,317
Ireland — 0.68%
AerCap Ireland Capital DAC
3.00% 10/29/28		1,115,000	1,074,855
4.95% 9/10/34		585,000	582,672
5.00% 11/15/35		310,000	306,803
5.10% 1/19/29		555,000	568,478
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Ireland (continued)
Avolon Holdings Funding 144A 4.95% 1/15/28 #		380,000	$ 383,949
			2,916,757
Italy — 0.57%
Aeroporti di Roma 1.75% 7/30/31 ■	EUR	1,000,000	1,086,000
Autostrade per l'Italia 2.00% 1/15/30 ■	EUR	1,200,000	1,347,762
			2,433,762
Jamaica — 0.15%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #		400,000	409,850
Montego Bay Airport Revenue Finance 144A 6.60% 6/15/35 #		240,000	245,550
			655,400
Japan — 0.63%
SoftBank
144A 4.699% 7/9/30 #		850,000	857,250
144A 5.332% 7/9/35 #		1,025,000	1,034,423
Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ		815,000	830,302
			2,721,975
Kuwait — 0.17%
NBK SPC 144A 5.50% 6/6/30 #, μ		700,000	725,904
			725,904
Madagascar — 0.05%
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #		200,000	205,152
			205,152
Mexico — 0.14%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #		210,000	219,032
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.875% 9/13/34 #, μ		200,000	200,562

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Mexico (continued)
Corp Inmobiliaria Vesta 144A 5.50% 1/30/33 #		200,000	$ 202,350
			621,944
Netherlands — 1.21%
ING Groep
2.125% 5/26/31 μ, ■	EUR	2,600,000	3,046,669
4.875% 11/14/27 μ, ■	EUR	800,000	965,347
Koninklijke Philips
2.625% 5/5/33 ■	EUR	200,000	221,728
3.75% 5/31/32 ■	EUR	800,000	961,504
			5,195,248
Nigeria — 0.05%
IHS Holding 144A 8.25% 11/29/31 #		215,000	226,660
			226,660
Spain — 1.15%
Banco Santander
3.50% 1/9/28 μ, ■	EUR	1,000,000	1,191,806
4.625% 10/18/27 μ, ■	EUR	1,400,000	1,681,168
6.444% 7/17/34 μ, ■	AUD	3,000,000	2,069,943
			4,942,917
Switzerland — 1.94%
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	1,400,000	1,424,625
UBS Group
0.65% 1/14/28 μ, ■	EUR	2,660,000	3,050,820
4.375% 1/11/31 μ, ■	EUR	800,000	989,577
144A 4.398% 9/23/31 #, μ		275,000	274,128
144A 4.751% 5/12/28 #, μ		800,000	807,023
144A 5.01% 3/23/37 #, μ		580,000	577,436
144A 5.58% 5/9/36 #, μ		540,000	562,343
144A 6.85% 9/10/29 #, μ, ψ		305,000	315,657
144A 7.00% 2/10/30 #, μ, ψ		315,000	323,721
			8,325,330
Türkiye — 0.09%
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #		350,000	365,552
			365,552
Ukraine — 0.06%
MHP Lux 6.95% 4/3/26 ■		275,000	261,464
			261,464
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United Arab Emirates — 0.03%
Galaxy Pipeline Assets Bidco 2.16% 3/31/34 ■		147,430	$ 134,206
			134,206
United Kingdom — 0.95%
Barclays 4.973% 5/31/36 μ, ■	EUR	1,200,000	1,487,217
Gatwick Funding 3.625% 10/16/33 ■	EUR	1,100,000	1,291,809
National Grid 0.25% 9/1/28 ■	EUR	1,200,000	1,317,591
			4,096,617
United States — 18.95%
AEP Texas 5.40% 6/1/33		180,000	185,211
Air Lease
4.625% 10/1/28		788,000	791,877
5.10% 3/1/29		570,000	578,953
Amentum Holdings 144A 7.25% 8/1/32 #		495,000	514,385
American Electric Power 5.80% 3/15/56 μ		390,000	389,608
Apollo Debt Solutions 6.70% 7/29/31		1,010,000	1,070,893
Appalachian Power 4.50% 8/1/32		297,000	294,323
Ares Capital 5.10% 1/15/31		770,000	764,649
AT&T
5.375% 8/15/35		240,000	247,275
5.55% 11/1/45		335,000	331,868
5.70% 11/1/54		335,000	331,379
6.30% 1/15/38		115,000	125,218
Athene Global Funding 4.76% 4/21/27 ■	AUD	4,000,000	2,652,226
Athene Holding 6.875% 6/28/55 μ		450,000	461,439
Aviation Capital Group
144A 3.50% 11/1/27 #		1,205,000	1,184,225
144A 4.80% 10/24/30 #		1,245,000	1,244,392
144A 5.375% 7/15/29 #		505,000	517,507
Bank of America
1.662% 4/25/28 μ, ■	EUR	1,200,000	1,392,066
3.648% 3/31/29 μ, ■	EUR	1,500,000	1,801,842
5.518% 10/25/35 μ		690,000	707,042
6.204% 11/10/28 μ		1,155,000	1,203,905
6.25% 7/26/30 μ, ψ		1,235,000	1,251,891
6.625% 5/1/30 μ, ψ		350,000	364,565
Black Hills 4.55% 1/31/31		335,000	335,201

Schedules of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Blackstone Private Credit Fund
5.05% 9/10/30		330,000	$ 326,258
5.60% 11/22/29		340,000	346,140
Block 144A 6.00% 8/15/33 #		269,000	275,650
Blue Owl Credit Income
5.80% 3/15/30		829,000	840,970
6.60% 9/15/29		415,000	432,798
Broadcom 4.20% 10/15/30		445,000	444,354
Bunge Limited Finance 4.20% 9/17/29		650,000	648,083
Carrier Global 4.50% 11/29/32	EUR	900,000	1,128,192
CDW 3.276% 12/1/28		2,160,000	2,088,153
Celanese US Holdings
6.50% 4/15/30		27,000	27,199
6.75% 4/15/33		228,000	227,181
Charter Communications Operating 6.70% 12/1/55		335,000	339,222
Citibank 5.438% 4/30/26		345,000	347,381
Citigroup
4.503% 9/11/31 μ		645,000	645,497
5.174% 9/11/36 μ		475,000	480,005
6.02% 1/24/36 μ		430,000	450,669
6.875% 8/15/30 μ, ψ		315,000	324,969
7.00% 8/15/34 μ, ψ		315,000	335,039
Cleveland-Cliffs 144A 7.00% 3/15/32 #		495,000	500,551
CRH SMW Finance DAC 4.00% 7/11/27 ■	EUR	600,000	722,939
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #		964,000	968,752
CVS Health
5.00% 9/15/32		305,000	308,853
5.45% 9/15/35		515,000	524,303
6.20% 9/15/55		460,000	473,770
DaVita 144A 6.75% 7/15/33 #		292,000	301,355
Dominion Energy 6.20% 2/15/56 μ		290,000	292,166
Energy Transfer
6.50% 11/15/26 μ, ψ		725,000	730,300
6.50% 2/15/56 μ		860,000	856,812
Entegris 144A 4.75% 4/15/29 #		1,795,000	1,781,524
EOG Resources 5.00% 7/15/32		944,000	966,220
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
First Citizens BancShares 5.60% 9/5/35 μ		125,000	$ 124,713
Ford Motor Credit
6.798% 11/7/28		200,000	208,878
6.80% 5/12/28		475,000	493,400
Foundry JV Holdco 144A 6.10% 1/25/36 #		550,000	584,984
General Motors Financial
5.625% 4/4/32		220,000	227,180
5.75% 2/8/31		955,000	995,268
Global Medical Response 144A 7.375% 10/1/32 #		333,000	342,968
Goldman Sachs Group
5.016% 10/23/35 μ		775,000	780,528
5.218% 4/23/31 μ		695,000	718,849
Herc Holdings
144A 7.00% 6/15/30 #		100,000	103,954
144A 7.25% 6/15/33 #		75,000	78,352
Hilcorp Energy I
144A 6.00% 2/1/31 #		260,000	251,371
144A 6.25% 4/15/32 #		250,000	240,010
Huntington Bancshares 6.25% 10/15/30 μ, ψ		390,000	389,382
JBS USA Holding Lux
3.625% 1/15/32		2,865,000	2,674,057
144A 6.25% 3/1/56 #		485,000	497,920
Jefferies Financial Group
2.625% 10/15/31		1,250,000	1,112,281
5.875% 7/21/28		135,000	140,588
JPMorgan Chase & Co.
1.638% 5/18/28 μ, ■	EUR	1,100,000	1,275,010
3.54% 5/1/28 μ		2,132,000	2,114,175
5.103% 4/22/31 μ		595,000	614,831
5.571% 4/22/28 μ		500,000	511,058
5.576% 7/23/36 μ		465,000	482,394
6.254% 10/23/34 μ		213,000	234,795
Leidos
5.40% 3/15/32		275,000	285,814
5.50% 3/15/35		570,000	590,936
Lowe's 4.25% 3/15/31		420,000	417,404
Midcontinent Communications 144A 8.00% 8/15/32 #		515,000	531,250
Morgan Stanley
0.406% 10/29/27 μ	EUR	1,000,000	1,150,694
2.95% 5/7/32 μ	EUR	1,300,000	1,507,884
5.192% 4/17/31 μ		65,000	67,141
6.138% 10/16/26 μ		1,320,000	1,320,854
6.296% 10/18/28 μ		3,151,000	3,283,937
6.407% 11/1/29 μ		378,000	401,822

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Morgan Stanley Private Bank 4.734% 7/18/31 μ	300,000	$ 304,625
OneMain Finance 7.125% 9/15/32	485,000	501,630
ONEOK 5.70% 11/1/54	345,000	325,928
Oracle
4.70% 9/27/34	210,000	205,170
5.20% 9/26/35	575,000	578,385
Pacific Life Insurance 144A 5.95% 9/15/55 #	445,000	460,339
PennyMac Financial Services 144A 6.875% 5/15/32 #	470,000	487,382
PNC Financial Services Group
4.899% 5/13/31 μ	295,000	301,343
5.575% 1/29/36 μ	350,000	365,323
Quanta Services 4.30% 8/9/28	675,000	678,435
QXO Building Products 144A 6.75% 4/30/32 #	115,000	119,358
Resideo Funding 144A 6.50% 7/15/32 #	190,000	194,969
Rocket 144A 6.375% 8/1/33 #	64,000	66,135
Simon Property Group
4.375% 10/1/30	550,000	551,512
5.125% 10/1/35	360,000	364,369
Sprint Capital 6.875% 11/15/28	2,060,000	2,216,238
Standard Building Solutions 144A 6.25% 8/1/33 #	131,000	132,874
State Street 4.993% 3/18/27	565,000	573,919
Sysco 5.10% 9/23/30	325,000	335,254
Targa Resources Partners 5.00% 1/15/28	2,030,000	2,032,365
Time Warner Cable 6.55% 5/1/37	1,500,000	1,561,026
T-Mobile USA
5.125% 5/15/32	200,000	205,888
5.875% 11/15/55	210,000	214,659
TPG Operating Group II 5.375% 1/15/36	700,000	702,120
TransDigm 144A 6.625% 3/1/32 #	250,000	257,699
US Bancorp
4.653% 2/1/29 μ	1,167,000	1,180,109
5.046% 2/12/31 μ	525,000	538,615
5.727% 10/21/26 μ	817,000	817,560
6.787% 10/26/27 μ	250,000	256,728
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
US Bank 4.73% 5/15/28 μ		520,000	$ 524,682
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #		560,000	504,974
Verizon Communications 5.25% 4/2/35		280,000	284,840
Vistra Operations
144A 5.00% 7/31/27 #		290,000	289,258
144A 5.625% 2/15/27 #		68,000	68,092
Wells Fargo & Co.
4.078% 9/15/29 μ		330,000	329,016
4.892% 9/15/36 μ		865,000	863,608
5.15% 4/23/31 μ		45,000	46,422
5.244% 1/24/31 μ		395,000	408,771
			81,481,547
Total Corporate Bonds (cost $158,475,179)			165,062,593

Government Agency Obligations — 1.05%Δ
France — 0.29%
Electricite de France
4.125% 6/17/31 ■	EUR	700,000	858,664
4.25% 1/25/32 ■	EUR	300,000	370,222
			1,228,886
Georgia — 0.23%
Georgian Railway JSC 4.00% 6/17/28 ■		1,045,000	976,608
			976,608
Kazakhstan — 0.18%
Baiterek National Managing Holding JSC 144A 4.65% 10/1/30 #		357,000	353,035
Development Bank of Kazakhstan JSC 144A 13.489% 5/23/28 #	KZT	270,000,000	442,537
			795,572
Oman — 0.20%
Mazoon Assets 144A 5.25% 10/9/31 #		850,000	866,864
			866,864
Serbia — 0.05%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #		215,000	218,752
			218,752

Schedules of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Government Agency ObligationsΔ (continued)
South Korea — 0.10%
Korea Development Bank 4.875% 2/3/30		400,000	$ 414,213
			414,213
Total Government Agency Obligations (cost $4,439,860)			4,500,895

Municipal Bonds — 0.20%
Texas Water Development Board Revenue 4.75%10/15/55		850,000	856,511
Total Municipal Bonds (cost $850,000)			856,511

Non-Agency Collateralized Mortgage Obligations — 2.58%
Harvey Trust Series 2023-1 A 4.84% (BBSW1M + 1.30%) 12/16/54 ■, •	AUD	7,735,031	5,175,748
Progress Trust Series 2023-1 A 4.99% (BBSW1M + 1.45%) 5/16/54 ■, •	AUD	4,899,979	3,294,615
Trustee For Lion Series Trust Series 2022-1 A1 4.785% (BBSW1M + 1.25%) 5/22/53 •	AUD	3,906,520	2,616,817
Total Non-Agency Collateralized Mortgage Obligations (cost $10,474,501)			11,087,180

Sovereign Bonds — 30.10%Δ
Albania — 0.31%
Albania Government International Bonds
144A 3.50% 11/23/31 #	EUR	896,000	1,033,985
144A 4.75% 2/14/35 #	EUR	250,000	296,413
			1,330,398
Armenia — 0.09%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	397,471
			397,471
Austria — 0.79%
Republic of Austria Government Bonds
144A 3.15% 6/20/44 #	EUR	1,060,000	1,184,257
144A 3.15% 10/20/53 #	EUR	2,100,000	2,225,394
			3,409,651
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Belgium — 0.07%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/42 #	EUR	270,000	$ 302,642
			302,642
Benin — 0.14%
Benin Government International Bond 144A 7.96% 2/13/38 #		570,000	584,286
			584,286
Bermuda — 0.19%
Bermuda Government International Bond 3.375% 8/20/50 ■		1,149,000	814,296
			814,296
Brazil — 0.35%
Brazilian Government International Bonds
4.75% 1/14/50		406,000	304,094
7.25% 1/12/56		1,200,000	1,215,120
			1,519,214
Chile — 0.31%
Chile Government International Bond 4.34% 3/7/42		1,519,000	1,346,745
			1,346,745
Colombia — 0.22%
Colombia Government International Bond 8.75% 11/14/53		857,000	941,972
			941,972
Dominican Republic — 0.43%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		1,910,000	1,829,398
			1,829,398
Egypt — 0.18%
Egypt Government International Bond 5.875% 2/16/31 ■		823,000	767,702
			767,702
Finland — 1.10%
Finland Government Bonds
144A 3.00% 9/15/33 #	EUR	1,600,000	1,894,481
144A 3.00% 9/15/35 #	EUR	2,451,000	2,857,424
			4,751,905

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
France — 0.59%
French Republic Government Bond 144A 3.00% 5/25/54 #	EUR	2,760,000	$ 2,542,579
			2,542,579
Germany — 0.92%
Bundesrepublik Deutschland Bundesanleihe 2.60% 8/15/35	EUR	3,420,000	3,978,031
			3,978,031
Guatemala — 0.16%
Guatemala Government Bond 144A 6.55% 2/6/37 #		648,000	685,284
			685,284
Honduras — 0.11%
Honduras Government International Bond 144A 8.625% 11/27/34 #		450,000	494,438
			494,438
Ireland — 0.53%
Ireland Government Bond 0.55% 4/22/41 ■	EUR	2,930,000	2,274,654
			2,274,654
Italy — 1.56%
Italy Buoni Poliennali Del Tesoro
3.45% 7/15/27 ■	EUR	2,200,000	2,639,199
144A 4.30% 10/1/54 #	EUR	3,520,000	4,060,557
			6,699,756
Ivory Coast — 0.56%
Ivory Coast Government International Bonds
5.875% 10/17/31 ■	EUR	350,000	409,998
144A 6.125% 6/15/33 #		2,074,000	1,996,189
			2,406,187
Japan — 4.75%
Japan Government Thirty Year Bonds
0.40% 3/20/50	JPY	1,713,250,000	6,571,846
1.20% 6/20/53	JPY	203,000,000	902,686
2.40% 3/20/55	JPY	351,200,000	2,071,578
2.50% 9/20/37	JPY	1,508,250,000	10,871,887
			20,417,997
Mexico — 0.20%
Mexico Government International Bonds
4.35% 1/15/47		622,000	480,930
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Mexico (continued)
Mexico Government International Bonds
5.375% 3/22/33		400,000	$ 400,200
			881,130
Montenegro — 0.07%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	250,000	295,253
			295,253
Morocco — 0.10%
Morocco Government International Bond 4.00% 12/15/50 ■		600,000	441,656
			441,656
Netherlands — 1.75%
Netherlands Government Bonds
144A 2.50% 7/15/35 #	EUR	5,073,000	5,773,688
144A 3.50% 1/15/56 #	EUR	1,480,000	1,757,625
			7,531,313
New Zealand — 2.54%
New Zealand Government Bonds
1.50% 5/15/31	NZD	2,500,000	1,296,781
4.50% 5/15/35	NZD	16,190,000	9,614,182
			10,910,963
Nigeria — 0.19%
Nigeria Government International Bond 7.375% 9/28/33 ■		849,000	805,490
			805,490
Paraguay — 0.43%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		1,887,000	1,671,957
5.40% 3/30/50 ■		200,000	184,544
			1,856,501
Poland — 0.20%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #		800,000	844,392
			844,392

Schedules of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Republic of North Macedonia — 0.34%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,326,000	$ 1,469,551
			1,469,551
Serbia — 0.45%
Serbia International Bond 1.00% 9/23/28 ■	EUR	1,764,000	1,930,497
			1,930,497
South Africa — 0.25%
Republic of South Africa Government International Bonds
5.65% 9/27/47		931,000	749,843
144A 7.95% 11/19/54 #		300,000	305,549
			1,055,392
Spain — 6.92%
Spain Government Bonds
144A 1.90% 10/31/52 #	EUR	7,120,000	5,473,778
144A 3.15% 4/30/35 #	EUR	17,038,000	19,927,151
144A 3.25% 4/30/34 #	EUR	3,669,000	4,358,428
			29,759,357
United Kingdom — 3.00%
United Kingdom Gilt
0.50% 10/22/61 ■	GBP	6,930,000	2,283,077
4.375% 7/31/54 ■	GBP	4,640,000	5,222,594
4.50% 12/7/42 ■	GBP	3,000	3,683
4.75% 10/22/35 ■	GBP	4,025,000	5,400,772
			12,910,126
Uruguay — 0.30%
Uruguay Government International Bonds
3.40% 5/16/45	UYU	33,317,173	854,555
8.25% 5/21/31	UYU	16,300,000	414,604
			1,269,159
Total Sovereign Bonds (cost $127,855,031)			129,455,386

Supranational Banks — 1.17%
Africa Finance 144A 5.55% 10/8/29 #		350,000	358,655
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #		500,000	508,528
Corp Andina de Fomento 5.00% 1/24/29		300,000	308,878
European Union 1.00% 7/6/32 ■	EUR	3,690,000	3,867,384
Total Supranational Banks (cost $4,743,499)			5,043,445

	Principal amount°	Value (US $)

US Treasury Obligations — 8.36%
US Treasury Bonds 4.75% 5/15/55	5,345,000	$ 5,363,374
US Treasury Notes
3.875% 10/15/27	5,920,000	5,950,062
3.875% 6/30/30	16,840,000	16,944,592
3.875% 8/31/32	285,000	284,198
4.25% 5/15/35	3,185,000	3,214,859
4.25% 8/15/35	4,160,000	4,194,125
Total US Treasury Obligations (cost $35,580,881)		35,951,210
	Number of shares
Common Stock — 0.01%Δ
United States — 0.01%
MNSN Holdings =, †	1,112	54,905
Total Common Stock (cost $8,340)		54,905

Preferred Stock — 0.16%Δ
United States — 0.16%
SVB Financial Trust 11/7/29 †	1,268	691,060
Total Preferred Stock (cost $642,495)		691,060
	Number of contracts
Options Purchased — 0.02%
Foreign Currency Call Option — 0.02%
AUD vs USD, strike price $0.675, expiration date 11/20/25, notional amount $11,080,279 (JPMCB)	24,807,660	79,851
Total Options Purchased (cost $192,396)		79,851
Number of shares
Short-Term Investments — 2.42%
Money Market Mutual Funds — 2.42%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	2,600,000	2,600,000

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	2,600,000	$ 2,600,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	2,600,000	2,600,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	2,600,000	2,600,000
Total Short-Term Investments (cost $10,400,000)		10,400,000
Total Value of Securities Before Options Written—98.37% (cost $412,894,363)		423,000,866
	Number of contracts
Options Written — (0.00%)
Foreign Currency Call Option — (0.00%)
AUD vs USD, strike price $0.70, expiration date 11/20/25, notional amount $(11,490,659) (JPMCB)	(24,807,660)	(9,233)
Total Options Written (premium received $72,986)		$(9,233)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $93,193,997, which represents 21.67% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

Schedules of investments
Macquarie Global Bond Fund
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	(73,321,918)	USD	47,665,846	11/14/25	$—	$(881,328)
CITI	AUD	775,000	USD	(506,637)	11/14/25	6,498	—
CITI	EUR	3,350,000	USD	(3,947,740)	11/14/25	—	(3,879)
CITI	GBP	(800,000)	USD	1,075,082	11/14/25	—	(1,019)
JPMCB	AUD	640,000	USD	(426,913)	11/14/25	—	(3,162)
JPMCB	EUR	(5,017,700)	USD	5,851,928	10/10/25	—	(42,801)
JPMCB	EUR	(89,546,659)	USD	105,024,548	11/14/25	—	(396,204)
JPMCB	JPY	(3,116,390,000)	USD	21,265,418	11/14/25	90,834	—
TD	CAD	(150,000)	USD	108,914	11/14/25	893	—
TD	EUR	(3,200,000)	USD	3,760,003	11/14/25	—	(7,266)
TD	GBP	(9,071,000)	USD	12,267,926	11/14/25	66,288	—
TD	JPY	85,500,000	USD	(586,026)	11/14/25	—	(5,089)
TD	NOK	7,500,000	USD	(735,465)	11/14/25	16,238	—
TD	NZD	(18,450,000)	USD	10,944,913	11/14/25	229,405	—
Total Forward Foreign Currency Exchange Contracts						$410,156	$(1,340,748)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
148	3 Month SONIA	$47,967,405	$48,069,700	3/16/27	$—	$(102,295)	$(214)
(148)	3 Month SONIA	(47,830,562)	(47,945,199)	3/17/26	114,637	—	239
(76)	Australian 3 yr Treasury Bonds	(5,372,934)	(5,393,689)	12/15/25	20,755	—	339
205	Australian 10 yr Treasury Bonds	15,375,981	15,413,052	12/15/25	—	(37,071)	(240)
253	Canadian Treasury 10 yr Bonds	22,262,255	21,776,248	12/18/25	486,007	—	(348)
900	Euro-Bobl	124,483,348	124,631,680	12/8/25	—	(148,332)	24
(42)	Euro-BTP	(5,322,286)	(5,323,916)	12/8/25	1,630	—	72
(101)	Euro-BTP	(14,210,513)	(14,116,606)	12/8/25	—	(93,907)	(362)
(256)	Euro-Bund	(38,642,588)	(38,612,037)	12/8/25	—	(30,551)	841
(35)	Euro-Buxl	(4,704,183)	(4,641,555)	12/8/25	—	(62,628)	(163)
55	Euro-OAT	7,835,903	7,783,079	12/8/25	52,824	—	(466)
(283)	Euro-Schatz	(35,544,763)	(35,582,398)	12/8/25	37,635	—	186
(5)	Japanese Treasury 10 yr Bonds	(4,591,067)	(4,633,657)	12/15/25	42,590	—	(27)
(256)	Long 10 yr Gilt	(31,275,703)	(31,255,161)	12/29/25	—	(20,542)	(1,336)
(187)	US Treasury 2 yr Notes	(38,970,508)	(38,942,885)	12/31/25	—	(27,623)	—
569	US Treasury 5 yr Notes	62,132,133	62,161,889	12/31/25	—	(29,756)	—
(332)	US Treasury 10 yr Notes	(37,350,000)	(37,198,726)	12/19/25	—	(151,274)	—
(155)	US Treasury 10 yr Ultra Notes	(17,837,109)	(17,692,131)	12/19/25	—	(144,978)	—
29	US Treasury Long Bonds	3,381,219	3,319,443	12/19/25	61,776	—	—

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(7)	US Treasury Ultra Bonds	$(840,438)	$(826,989)	12/19/25	$—	$(13,449)	$—
Total Futures Contracts			$990,142		$817,854	$(862,406)	$(1,455)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,251,000	1.000%	$7,494	$76,775	$—	$(69,281)
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,225,000	1.000%	7,407	56,301	—	(48,894)
Total CDS Contracts			$14,901	$133,076	$—	$(118,175)
IRS Contracts[4]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
2yr IRS[5] 5/16/27- (Annually/At Maturity)	GBP 18,700,000	(3.810)%/ 4.148%	$(25,819)	$—	$—	$(25,819)	$—
2yr IRS[6] 9/11/27- (Annually/At Maturity)	17,770,000	(4.068)%/ 4.249%	219,749	—	219,749	—	7,358
4yr IRS[6] 4/23/29- (Annually/At Maturity)	10,650,000	(4.397)%/ 4.240%	373,994	—	373,994	—	5,932
4yr IRS[5] 11/6/29- (Annually/At Maturity)	GBP 37,400,000	(4.123)%/ 4.464%	462,332	(109,656)	571,988	—	(4,073)

Schedules of investments
Macquarie Global Bond Fund
IRS Contracts[4]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5yr IRS[5] 7/1/30- (Annually/At Maturity)	GBP 15,400,000	(3.625)%/ 4.088%	$(208,062)	$—	$—	$(208,062)	$—
9yr IRS[5] 11/6/34- (Annually/At Maturity)	GBP 9,350,000	4.105%/ (4.464)%	30,635	—	30,635	—	5,730
12yr IRS[5] 9/7/37- (Annually/At Maturity)	GBP 2,790,000	(4.00)%/ 3.972%	(95,618)	(8,539)	—	(87,079)	(1,764)
29yr IRS[6] 4/23/54- (Annually/At Maturity)	5,330,000	3.932%/ (4.362)%	21,845	(182,222)	204,067	—	10,850
29yr IRS[5] 10/16/54- (Annually/At Maturity)	GBP 1,590,000	3.839%/ (4.505)%	286,906	—	286,906	—	1,816
Total IRS Contracts			$1,065,962	$(300,417)	$1,687,339	$(320,960)	$25,849
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 8 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[5]	Rates reset based on SONIA.
[6]	Rates reset based on SOFR.
Summary of abbreviations:
BBSW1M – Bank Bill Swap Rate 1 Month
BTP – Buoni del Tesoro Poliennali
CDS – Credit Default Swap
CITI – Citigroup
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank

Summary of abbreviations: (continued)
JSC – Joint Stock Company
OAT – Obligations Assimilables du Trésor
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA – Sterling Overnight Indexed Average
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
KZT – Kazakhstani Tenge
NOK – Norwegian Krone
NZD – New Zealand Dollar
USD – US Dollar
UYU – Uruguayan Peso
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Global Growth Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.50%Δ
Brazil — 2.63%
Rede D'Or Sao Luiz 144A #	1,757,520	$ 13,928,732
XP Class A	545,442	10,248,855
		24,177,587
Canada — 2.75%
Alimentation Couche-Tard	340,673	18,175,591
Canadian Natural Resources	222,290	7,104,389
		25,279,980
China — 1.24%
Midea Group Class A	1,114,800	11,400,089
		11,400,089
Finland — 1.60%
Amer Sports †	421,818	14,658,176
		14,658,176
France — 2.08%
Airbus	81,651	19,067,630
		19,067,630
Germany — 6.35%
Deutsche Telekom	226,459	7,715,338
Fresenius & Co.	308,233	17,225,762
SAP	65,798	17,618,548
Siemens	58,399	15,766,447
		58,326,095
India — 3.26%
HDFC Bank	1,503,868	16,116,512
NTPC	3,609,184	13,840,096
		29,956,608
Italy — 1.54%
Ferrari	29,231	14,168,876
		14,168,876
Japan — 2.77%
Hoya	123,600	17,090,216
Renesas Electronics	726,700	8,360,824
		25,451,040
Netherlands — 1.89%
ING Groep	662,834	17,376,694
		17,376,694
Norway — 1.43%
Orkla	1,259,894	13,171,975
		13,171,975
Singapore — 2.01%
Sea ADR †	103,170	18,439,574
		18,439,574
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain — 2.12%
Banco Bilbao Vizcaya Argentaria	1,008,826	$ 19,439,707
		19,439,707
Taiwan — 3.96%
Taiwan Semiconductor Manufacturing	838,000	36,400,899
		36,400,899
United Kingdom — 3.17%
AstraZeneca	68,488	10,492,438
BAE Systems	668,476	18,607,986
		29,100,424
United States — 60.70%
Allstate	63,539	13,638,646
Alphabet Class A	35,042	8,518,710
Amazon.com †	100,675	22,105,210
Aon Class A	31,504	11,233,696
Apple	117,411	29,896,363
AT&T	616,130	17,399,511
BJ's Wholesale Club Holdings †	122,401	11,413,893
Blue Owl Capital	648,115	10,972,587
Broadcom	43,053	14,203,615
Capital One Financial	60,970	12,961,003
Carrier Global	225,596	13,468,081
Casey's General Stores	29,951	16,931,899
CDW	50,866	8,101,937
Coca-Cola	140,080	9,290,106
ConocoPhillips	70,879	6,704,445
CSX	482,778	17,143,447
Eli Lilly & Co.	20,825	15,889,475
Hilton Worldwide Holdings	53,495	13,878,743
Home Depot	41,879	16,968,952
Howmet Aerospace	96,811	18,997,223
Ingersoll Rand	144,042	11,900,750
Intercontinental Exchange	91,741	15,456,524
KLA	18,769	20,244,243
Mastercard Class A	36,640	20,841,198
Meta Platforms Class A	24,614	18,076,029
Microsoft	106,752	55,292,198
Morgan Stanley	112,708	17,916,064
Netflix †	13,426	16,096,700
NVIDIA	269,431	50,270,436
Salesforce	63,247	14,989,539
Sherwin-Williams	39,717	13,752,409
Thermo Fisher Scientific	27,009	13,099,905
		557,653,537
Total Common Stocks (cost $584,259,036)		914,068,891

	Number of shares	Value (US $)

Short-Term Investments — 0.44%
Money Market Mutual Funds — 0.44%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,021,629	$ 1,021,629
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,021,630	1,021,630
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,021,630	1,021,630
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,021,630	1,021,630
Total Short-Term Investments (cost $4,086,519)		4,086,519
Total Value of Securities—99.94% (cost $588,345,555)		$918,155,410
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $13,928,732, which represents 1.52% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investmentsφ
Macquarie High Income Fund
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 6.54%
720 East CLO Series 2022-1A ER 144A 10.225% (TSFR03M + 5.90%, Floor 5.90%) 1/20/38 #, •	2,800,000	$ 2,814,924
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.475% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	1,000,000	1,002,066
Series 2017-1A ERR 144A 11.825% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	2,000,000	1,963,152

AGL CLO 3 Series 2020-3A ER 144A 9.568% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	2,500,000	2,361,255
AGL CLO 32 Series 2024-32A E 144A 10.075% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	2,000,000	2,007,872
AIMCO CLO 15 Series 2021-15A ER 144A 8.922% (TSFR03M + 4.60%, Floor 4.60%) 4/17/38 #, •	2,000,000	1,994,974
AIMCO CLO 18 Series 2022-18A ER 144A 9.825% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	850,000	851,863
AIMCO CLO 19 Series 2024-19A E 144A 9.325% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	2,100,000	2,078,878
AMMC CLO 23 Series 2020-23A D2R3 144A 9.222% (TSFR03M + 4.90%, Floor 4.90%) 7/17/38 #, •	2,000,000	2,035,172
ARES Loan Funding III Series 2022-ALF3A ER 144A 10.418% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	1,000,000	999,557
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 8.175% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,750,000	1,757,506
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.658% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	2,000,000	1,996,684
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Ballyrock CLO 18 Series 2021-18A DR 144A 10.068% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	3,000,000	$ 2,944,086
Ballyrock CLO 25 Series 2023-25A DR 144A 9.118% (TSFR03M + 4.80%, Floor 4.80%) 1/25/38 #, •	3,000,000	2,998,086
Barings CLO
Series 2018-2A ER 144A 11.218% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	1,800,000	1,794,013
Series 2024-2A E 144A 10.218% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	2,100,000	2,094,439
Series 2024-5A D2 144A 8.418% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	2,500,000	2,509,605
BBAM US CLO III
Series 2023-3A D 144A 12.918% (TSFR03M + 8.60%, Floor 8.60%) 10/15/38 #, •	3,550,000	3,536,687
Series 2023-3A DR 144A 9.142% (TSFR03M + 5.20%, Floor 5.20%) 10/15/38 #, •	3,550,000	3,550,000

Bear Mountain Park CLO Series 2022-1A ER 144A 10.268% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	1,500,000	1,500,488
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.075% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	2,185,000	2,140,120
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.568% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	2,500,000	2,502,235
Brookhaven Park CLO Series 2024-1A E 144A 10.825% (TSFR03M + 6.50%, Floor 6.50%) 4/19/37 #, •	3,500,000	3,488,317
Carlyle US CLO
Series 2021-11A ER 144A 10.818% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	2,000,000	1,995,674

	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
Carlyle US CLO
Series 2024-1A E 144A 11.238% (TSFR03M + 6.92%, Floor 6.92%) 4/15/37 #, •	3,100,000	$ 3,105,803
Series 2024-5A E 144A 9.968% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	1,600,000	1,603,541

CBAMR Series 2021-15A ER 144A 9.825% (TSFR03M + 5.50%, Floor 5.50%) 1/20/38 #, •	3,000,000	2,951,673
Cedar Funding IX CLO Series 2018-9A ER 144A 11.855% (TSFR03M + 7.53%, Floor 7.53%) 7/20/37 #, •	2,000,000	2,020,206
Clover CLO Series 2021-3A ER 144A 9.218% (TSFR03M + 4.90%, Floor 4.90%) 1/25/35 #, •	2,280,000	2,273,427
Dryden CLO 109 Series 2022-109A ER 144A 9.668% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	3,500,000	3,497,728
Elmwood CLO 17 Series 2022-4A ER 144A 10.022% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	2,000,000	2,000,744
Elmwood CLO IX Series 2021-2A ER 144A 8.975% (TSFR03M + 4.65%, Floor 4.65%) 4/20/38 #, •	2,500,000	2,466,035
Empower CLO Series 2022-1A ER 144A 10.225% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	2,750,000	2,769,536
Golub Capital Partners CLO 62B Series 2022-62A ER 144A 10.718% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	1,150,000	1,152,413
Golub Capital Partners CLO 76 B Series 2024-76A E 144A 10.068% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	1,150,000	1,149,024
Invesco US CLO
Series 2023-4A E 144A 12.339% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	1,200,000	1,204,637
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
Invesco US CLO
Series 2024-3A E 144A 10.825% (TSFR03M + 6.50%, Floor 6.50%) 7/20/37 #, •	3,500,000	$ 3,492,220

KKR CLO 27 Series 27A ER2 144A 10.568% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	3,450,000	3,327,584
Madison Park Funding XXX Series 2018-30A ER 144A 10.718% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	2,100,000	2,098,055
Magnetite XLV Series 2025-45A E 144A 8.785% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	2,500,000	2,488,688
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.815% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	1,090,000	1,080,110
Neuberger Berman CLO XX Series 2015-20A ER3 144A 9.068% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	3,250,000	3,241,839
Neuberger Berman Loan Advisers CLO Series 2024-59A D2 144A 8.119% (TSFR03M + 3.80%, Floor 3.80%) 1/23/39 #, •	1,100,000	1,101,593
Oaktree CLO
Series 2019-3A ER2 144A 11.075% (TSFR03M + 6.75%, Floor 6.75%) 1/20/38 #, •	3,300,000	3,285,239
Series 2020-1A ERR 144A 9.318% (TSFR03M + 5.00%, Floor 5.00%) 1/15/38 #, •	2,800,000	2,798,194

OCP CLO Series 2019-17A ER2 144A 10.575% (TSFR03M + 6.25%, Floor 6.25%) 7/20/37 #, •	3,200,000	3,235,251
OFSI BSL XIV CLO Series 2024-14A E 144A 12.065% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	2,000,000	1,996,618
OHA Credit Funding
Series 2021-9A ER 144A 9.825% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	2,550,000	2,589,099

Schedules of investmentsφ
Macquarie High Income Fund
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
OHA Credit Funding
Series 2022-11A ER 144A 9.725% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	2,200,000	$ 2,225,172
Palmer Square CLO
Series 2018-1A DR 144A 11.269% (TSFR03M + 6.94%, Floor 6.94%) 4/18/37 #, •	1,000,000	1,001,392
Series 2024-2A D2 144A 8.675% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	2,500,000	2,507,143

Park Blue CLO Series 2022-1A ER 144A 11.415% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	2,100,000	2,100,019
RR Series 2024-28RA DR 144A 11.318% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	1,800,000	1,796,841
Sculptor CLO XXXIII Series 33A D1A 144A 7.725% (TSFR03M + 3.40%, Floor 3.40%) 7/20/37 #, •	1,500,000	1,499,160
Silver Point CLO 5 Series 2024-5A E 144A 10.725% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	2,700,000	2,703,645
Sound Point CLO Series 2025-1RA E 144A 11.784% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	1,600,000	1,598,294
Storm King Park CLO Series 2022-1A ER 144A 10.468% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	2,850,000	2,849,715
Symphony CLO 39 Series 2023-39A ER 144A 9.818% (TSFR03M + 5.50%, Floor 5.50%) 1/25/38 #, •	3,750,000	3,747,090
TCW CLO
Series 2022-1A ER 144A 10.825% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	2,000,000	2,004,292
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
TCW CLO
Series 2024-2A E 144A 11.572% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	2,500,000	$ 2,504,460
Series 2024-3A E 144A 10.925% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •	2,300,000	2,302,617

Wellfleet CLO Series 2022-1A ER 144A 12.068% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	2,500,000	2,419,408
Total Collateralized Loan Obligations (cost $142,150,722)		141,106,158

Convertible Bond — 1.37%
Leisure — 1.37%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 <<, =, >>, π	26,049,124	29,468,323
Total Convertible Bond (cost $25,782,393)		29,468,323

Corporate Bonds — 80.67%
Automotive — 3.85%
American Axle & Manufacturing 144A 7.75% 10/15/33 #	2,390,000	2,410,126
Clarios Global
144A 6.75% 2/15/30 #	9,628,000	9,953,475
144A 6.75% 9/15/32 #	5,555,000	5,681,571

Garrett Motion Holdings 144A 7.75% 5/31/32 #	19,248,000	20,206,608
Goodyear Tire and Rubber 6.625% 7/15/30	8,110,000	8,235,253
Nissan Motor 144A 8.125% 7/17/35 #	4,475,000	4,806,687
Phinia 144A 6.625% 10/15/32 #	6,498,000	6,702,804
Wand NewCo 3 144A 7.625% 1/30/32 #	13,368,000	14,095,219
ZF North America Capital 144A 7.50% 3/24/31 #	10,990,000	10,922,042
		83,013,785
Banking — 2.95%
Banco Santander 8.00% 2/1/34 μ, ψ	19,200,000	21,183,667
Bank of Montreal 7.70% 5/26/84 μ	10,435,000	11,101,421

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Barclays 9.625% 12/15/29 μ, ψ	18,050,000	$ 20,524,149
Royal Bank of Canada 6.50% 11/24/85 μ	11,010,000	10,912,924
		63,722,161
Basic Industry — 5.37%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	5,690,000	5,927,464
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,935,000	11,591,614
Cleveland-Cliffs
144A 7.00% 3/15/32 #	8,930,000	9,030,150
144A 7.625% 1/15/34 #	6,850,000	7,062,761

K Hovnanian Enterprises 144A 8.375% 10/1/33 #	7,665,000	7,863,346
Mineral Resources 144A 9.25% 10/1/28 #	3,455,000	3,624,499
NOVA Chemicals 144A 9.00% 2/15/30 #	12,770,000	13,707,254
Olympus Water US Holding
144A 7.25% 6/15/31 #	2,640,000	2,678,042
144A 7.25% 2/15/33 #	11,290,000	11,308,815
144A 9.75% 11/15/28 #	14,735,000	15,473,592

Quikrete Holdings 144A 6.75% 3/1/33 #	12,800,000	13,317,743
Standard Building Solutions 144A 6.50% 8/15/32 #	13,825,000	14,198,911
		115,784,191
Capital Goods — 7.22%
Amentum Holdings 144A 7.25% 8/1/32 #	10,945,000	11,373,617
Arcosa 144A 6.875% 8/15/32 #	6,865,000	7,176,108
Bombardier
144A 7.00% 6/1/32 #	4,945,000	5,174,611
144A 7.25% 7/1/31 #	6,805,000	7,222,026
144A 8.75% 11/15/30 #	5,590,000	6,035,199

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,040,000	10,323,058
Goat Holdco 144A 6.75% 2/1/32 #	6,220,000	6,381,065
Manitowoc 144A 9.25% 10/1/31 #	6,840,000	7,185,164
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	9,035,000	9,134,864
144A 9.25% 4/15/27 #	8,035,000	8,060,174
Sealed Air
144A 6.50% 7/15/32 #	5,035,000	5,218,873
144A 7.25% 2/15/31 #	3,565,000	3,745,275

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Terex 144A 6.25% 10/15/32 #	13,020,000	$ 13,274,098
Toucan FinCo 144A 9.50% 5/15/30 #	6,100,000	5,981,233
TransDigm
144A 6.625% 3/1/32 #	10,260,000	10,575,957
144A 6.875% 12/15/30 #	24,815,000	25,733,899
Trivium Packaging Finance
144A 8.25% 7/15/30 #	2,560,000	2,733,053
144A 12.25% 1/15/31 #	9,701,000	10,508,958
		155,837,232
Consumer Goods — 1.47%
Cerdia Finanz 144A 9.375% 10/3/31 #	13,700,000	14,539,125
Fiesta Purchaser
144A 7.875% 3/1/31 #	6,406,000	6,768,759
144A 9.625% 9/15/32 #	9,560,000	10,344,799
		31,652,683
Electric — 3.95%
Lightning Power 144A 7.25% 8/15/32 #	16,700,000	17,692,665
NRG Energy 144A 6.25% 11/1/34 #	13,570,000	13,918,966
Vistra
144A 7.00% 12/15/26 #, μ, ψ	32,965,000	33,497,078
144A 8.00% 10/15/26 #, μ, ψ	17,255,000	17,662,442

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	2,270,000	2,380,731
		85,151,882
Energy — 11.33%
Archrock Partners 144A 6.625% 9/1/32 #	13,235,000	13,586,085
Civitas Resources 144A 9.625% 6/15/33 #	10,970,000	11,595,368
Crescent Energy Finance 144A 8.375% 1/15/34 #	5,154,000	5,226,504
Genesis Energy
7.75% 2/1/28	6,520,000	6,570,915
7.875% 5/15/32	3,320,000	3,465,263

Gulfport Energy Operating 144A 6.75% 9/1/29 #	13,705,000	14,081,115
Hilcorp Energy I
144A 6.00% 2/1/31 #	2,330,000	2,252,668
144A 6.25% 4/15/32 #	10,220,000	9,811,595
144A 7.25% 2/15/35 #	11,435,000	11,182,992

Matador Resources 144A 6.25% 4/15/33 #	9,555,000	9,623,786

Schedules of investmentsφ
Macquarie High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Nabors Industries
144A 8.875% 8/15/31 #	2,821,000	$ 2,629,369
144A 9.125% 1/31/30 #	5,178,000	5,389,055

NGL Energy Operating 144A 8.375% 2/15/32 #	13,785,000	14,137,289
Noble Finance II 144A 8.00% 4/15/30 #	10,295,000	10,663,602
NuStar Logistics
6.00% 6/1/26	10,678,000	10,745,101
6.375% 10/1/30	3,697,000	3,831,419
Permian Resources Operating
144A 7.00% 1/15/32 #	4,495,000	4,665,307
144A 9.875% 7/15/31 #	2,090,000	2,274,992

SESI 144A 7.875% 9/30/30 #	2,175,000	2,177,719
SM Energy 144A 7.00% 8/1/32 #	6,074,000	6,083,117
Transocean International
144A 7.875% 10/15/32 #	2,791,000	2,791,000
144A 8.00% 2/1/27 #	8,812,000	8,806,490
144A 8.50% 5/15/31 #	5,610,000	5,502,067
USA Compression Partners
6.875% 9/1/27	8,245,000	8,248,298
144A 7.125% 3/15/29 #	5,582,000	5,760,758

Venture Global LNG 144A 9.875% 2/1/32 #	17,015,000	18,535,260
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	7,980,000	9,012,080
Vital Energy 144A 7.875% 4/15/32 #	12,905,000	12,536,205
Weatherford International 144A 8.625% 4/30/30 #	22,675,000	23,195,527
		244,380,946
Financial Services — 6.79%
Atlanticus Holdings 144A 9.75% 9/1/30 #	2,225,000	2,212,765
Azorra Finance 144A 7.75% 4/15/30 #	13,970,000	14,744,203
Block 6.50% 5/15/32	10,420,000	10,792,942
California Buyer 144A 6.375% 2/15/32 #	9,177,000	9,412,399
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	10,900,000	10,953,734
Focus Financial Partners 144A 6.75% 9/15/31 #	13,172,000	13,499,364
FTAI Aviation Investors 144A 7.00% 6/15/32 #	13,995,000	14,658,321
Jefferies Finance 144A 6.625% 10/15/31 #	13,600,000	13,701,302
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
OneMain Finance
6.625% 5/15/29	9,277,000	$ 9,547,155
7.125% 9/15/32	2,849,000	2,946,686
PennyMac Financial Services
144A 6.875% 5/15/32 #	5,840,000	6,055,975
144A 6.875% 2/15/33 #	8,960,000	9,263,404

Rocket 144A 6.375% 8/1/33 #	11,555,000	11,940,521
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	2,775,000	2,871,967
144A 7.125% 8/10/34 #, μ, ψ	9,500,000	9,785,009

UWM Holdings 144A 6.625% 2/1/30 #	4,054,000	4,127,634
		146,513,381
Healthcare — 3.88%
1261229 BC 144A 10.00% 4/15/32 #	5,295,000	5,431,833
AthenaHealth Group 144A 6.50% 2/15/30 #	10,920,000	10,839,989
CHS
144A 6.125% 4/1/30 #	3,563,000	2,587,483
144A 6.875% 4/15/29 #	3,555,000	2,829,496
144A 9.75% 1/15/34 #	8,175,000	8,385,506

Global Medical Response 144A 7.375% 10/1/32 #	6,231,000	6,417,525
LifePoint Health 144A 11.00% 10/15/30 #	5,395,000	5,952,881
Organon & Co. 144A 5.125% 4/30/31 #	11,228,000	9,845,204
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #	2,400,000	2,334,000
Radiology Partners 144A 8.50% 7/15/32 #	3,735,000	3,869,782
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	10,235,000	10,543,770
Surgery Center Holdings 144A 7.25% 4/15/32 #	14,265,000	14,671,496
		83,708,965
Insurance — 4.82%
Ardonagh Finco 144A 7.75% 2/15/31 #	16,665,000	17,451,071
Howden UK Refinance
144A 7.25% 2/15/31 #	9,350,000	9,633,782
144A 8.125% 2/15/32 #	8,375,000	8,696,583
HUB International
144A 7.25% 6/15/30 #	5,860,000	6,115,907
144A 7.375% 1/31/32 #	13,935,000	14,519,768

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	21,010,000	22,090,439

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Panther Escrow Issuer 144A 7.125% 6/1/31 #	13,925,000	$ 14,493,391
USI 144A 7.50% 1/15/32 #	10,450,000	10,971,752
		103,972,693
Leisure — 1.84%
Caesars Entertainment
144A 6.50% 2/15/32 #	6,890,000	7,032,024
144A 7.00% 2/15/30 #	8,210,000	8,450,080

Light & Wonder International 144A 7.25% 11/15/29 #	6,265,000	6,434,443
Lindblad Expeditions 144A 7.00% 9/15/30 #	2,205,000	2,248,913
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	3,226,000	3,354,346
Six Flags Entertainment 144A 6.625% 5/1/32 #	8,435,000	8,599,213
Voyager Parent 144A 9.25% 7/1/32 #	3,500,000	3,703,560
		39,822,579
Media — 8.97%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	6,684,000	5,759,144
AMC Networks 144A 10.25% 1/15/29 #	5,730,000	6,043,001
Arches Buyer 144A 6.125% 12/1/28 #	8,394,000	8,236,040
CCO Holdings 144A 6.375% 9/1/29 #	24,785,000	25,145,894
Cimpress 144A 7.375% 9/15/32 #	9,505,000	9,483,753
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	6,155,000	6,439,878
CMG Media 144A 8.875% 6/18/29 #	14,477,000	13,309,575
CSC Holdings
144A 4.50% 11/15/31 #	10,380,000	6,758,836
144A 5.00% 11/15/31 #	10,946,000	3,851,624

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	18,686,000	4,857,986
Directv Financing 144A 8.875% 2/1/30 #	2,530,000	2,511,278
Gray Media
144A 4.75% 10/15/30 #	9,010,000	6,926,437
144A 5.375% 11/15/31 #	23,550,000	17,706,833
144A 7.25% 8/15/33 #	4,905,000	4,863,689

McGraw-Hill Education 144A 7.375% 9/1/31 #	16,282,000	16,930,252
Midcontinent Communications 144A 8.00% 8/15/32 #	13,065,000	13,477,240
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Snap 144A 6.875% 3/1/33 #	12,620,000	$ 12,912,829
Stagwell Global 144A 5.625% 8/15/29 #	14,375,000	13,976,148
Univision Communications
144A 7.375% 6/30/30 #	8,345,000	8,391,941
144A 9.375% 8/1/32 #	5,650,000	6,025,765
		193,608,143
Non-Electric Utilities — 0.17%
AmeriGas Partners 144A 9.50% 6/1/30 #	3,495,000	3,661,846
		3,661,846
Real Estate — 0.66%
Brandywine Operating Partnership 8.875% 4/12/29	2,265,000	2,460,435
Outfront Media Capital 144A 7.375% 2/15/31 #	2,335,000	2,465,055
RHP Hotel Properties 144A 7.25% 7/15/28 #	2,390,000	2,467,364
Service Properties Trust 8.875% 6/15/32	2,500,000	2,516,235
Starwood Property Trust 144A 6.50% 7/1/30 #	4,116,000	4,260,629
		14,169,718
Retail — 3.89%
Bath & Body Works
6.875% 11/1/35	22,735,000	23,683,095
6.95% 3/1/33	1,347,000	1,409,857

Beach Acquisition Bidco PIK, 144A 10.00% 7/15/33 #, «	7,705,000	8,330,353
Carvana
PIK 144A 9.00% 6/1/30 #, >	5,122,650	5,363,194
PIK 144A 9.00% 6/1/31 #, >>	5,475,942	6,204,067

eG Global Finance 144A 12.00% 11/30/28 #	2,180,000	2,397,555
Magnera 144A 7.25% 11/15/31 #	9,545,000	8,988,908
PetSmart
144A 7.50% 9/15/32 #	3,350,000	3,363,354
144A 10.00% 9/15/33 #	2,230,000	2,255,998

Rakuten Group 144A 11.25% 2/15/27 #	4,520,000	4,904,163
Victra Holdings 144A 8.75% 9/15/29 #	16,325,000	17,139,259
		84,039,803
Services — 4.03%
Albion Financing 1 144A 7.00% 5/21/30 #	5,725,000	5,935,680

Schedules of investmentsφ
Macquarie High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Herc Holdings
144A 7.00% 6/15/30 #	3,810,000	$ 3,960,651
144A 7.25% 6/15/33 #	2,595,000	2,710,989

QXO Building Products 144A 6.75% 4/30/32 #	2,891,000	3,000,558
Resideo Funding 144A 6.50% 7/15/32 #	11,765,000	12,072,714
S&S Holdings 144A 8.375% 10/1/31 #	9,545,000	9,365,973
Staples 144A 10.75% 9/1/29 #	13,525,000	13,440,732
Waste Pro USA 144A 7.00% 2/1/33 #	6,300,000	6,541,271
White Cap Buyer 144A 6.875% 10/15/28 #	21,190,000	21,146,338
Williams Scotsman 144A 6.625% 4/15/30 #	8,510,000	8,767,257
		86,942,163
Technology & Electronics — 2.26%
Capstone Borrower 144A 8.00% 6/15/30 #	4,890,000	5,119,786
Cloud Software Group
144A 6.50% 3/31/29 #	6,085,000	6,146,582
144A 9.00% 9/30/29 #	11,640,000	12,086,294

CommScope 144A 8.25% 3/1/27 #	2,720,000	2,752,040
CoreWeave 144A 9.00% 2/1/31 #	2,230,000	2,288,267
ION Platform Finance US 144A 7.875% 9/30/32 #	3,700,000	3,675,691
UKG 144A 6.875% 2/1/31 #	12,225,000	12,623,413
Zebra Technologies 144A 6.50% 6/1/32 #	3,950,000	4,060,150
		48,752,223
Telecommunications — 6.55%
Connect Finco 144A 9.00% 9/15/29 #	14,985,000	15,774,032
Consolidated Communications 144A 6.50% 10/1/28 #	32,991,000	33,527,104
Digicel International Finance 144A 8.625% 8/1/32 #	5,655,000	5,818,250
Frontier Communications Holdings 144A 6.75% 5/1/29 #	17,150,000	17,335,477
Maya 144A 8.50% 4/15/31 #	20,110,000	21,584,526
Rogers Communications 7.125% 4/15/55 μ	10,860,000	11,517,851
Sable International Finance 144A 7.125% 10/15/32 #	13,695,000	13,916,421
Uniti Group 144A 10.50% 2/15/28 #	3,661,000	3,858,053
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	11,765,000	$ 12,375,462
Windstream Services 144A 7.50% 10/15/33 #	5,678,000	5,680,016
		141,387,192
Transportation — 0.67%
Genesee & Wyoming 144A 6.25% 4/15/32 #	14,280,000	14,528,358
		14,528,358
Total Corporate Bonds (cost $1,714,770,256)		1,740,649,944

Loan Agreements — 8.50%
Automotive — 0.51%
Clarios Global 6.913% (SOFR01M + 2.75%) 1/28/32 •	4,880,000	4,876,950
Tenneco Tranche B 9.102% - 9.304% (SOFR03M + 5.10%) 11/17/28 •	6,295,000	6,183,528
		11,060,478
Basic Industry — 1.11%
Form Technologies 10.076% (SOFR03M + 5.75%) 7/19/30 •	5,855,325	5,211,239
Hunter Douglas Holding Tranche B-1 7.252% (SOFR03M + 3.25%) 1/17/32 •	7,507,590	7,515,413
Ineos Quattro Holdings UK Tranche B 8.413% (SOFR01M + 4.25%) 10/7/31 •	6,497,350	5,685,181
Usalco 7.663% (SOFR01M + 3.50%) 9/30/31 •	5,628,282	5,624,765
		24,036,598
Capital Goods — 1.11%
Clydesdale Acquisition Holdings
7.413% (SOFR01M + 3.25%) 4/1/32 •	1,326	1,326
Tranche B 7.413% (SOFR01M + 3.25%) 4/1/32 •	2,528,614	2,527,321

Lsf12 Crown US Commercial Bidco 7.664% (SOFR01M + 3.50%) 12/2/31 •	7,392,472	7,412,491
SunSource Borrower 8.264% (SOFR01M + 4.10%) 3/25/31 •	14,065,800	13,992,545
		23,933,683

	Principalamount°	Value (US $)

Loan Agreements (continued)
Healthcare — 2.26%
Bausch & Lomb 8.414% (SOFR01M + 4.25%) 1/15/31 •	13,788,624	$ 13,823,095
Cotiviti 7.625% 5/1/31	14,040,000	14,145,300
Heartland Dental 7.913% (SOFR01M + 3.75%) 8/25/32 •	20,759,534	20,751,417
		48,719,812
Leisure — 0.84%
Scientific Games Holdings 7.286% (SOFR03M + 3.00%) 4/4/29 •	18,257,781	18,132,259
		18,132,259
Media — 0.21%
DirectV Financing Tranche B 9.808% (SOFR03M + 5.50%) 2/17/31 •	3,489,850	3,421,508
Univision Communications 1st Lien 8.251% (SOFR03M + 4.25%) 6/24/29 •	1,132,190	1,135,021
		4,556,529
Retail — 0.33%
Flynn Restaurant Group 7.913% (SOFR01M + 3.75%) 1/28/32 •	7,086,390	7,108,535
		7,108,535
Technology & Electronics — 2.13%
Applied Systems 2nd Lien 8.502% (SOFR03M + 4.50%) 2/23/32 •	13,310,000	13,659,388
Clover Holdings 2 7.75% 12/9/31	14,807,888	14,965,221
Commscope 8.913% (SOFR01M + 4.75%) 12/17/29 •	12,315,000	12,475,095
Icon Parent I 9.205% (SOFR06M + 5.00%) 11/12/32 •	4,813,000	4,882,187
		45,981,891
Total Loan Agreements (cost $183,411,697)		183,529,785
	Number of shares
Common Stocks — 1.60%♣
Consumer Discretionary — 1.02%
ASG Warrant =, †, π	19,688	0
Studio City International Holdings †, π	3,872,825	15,104,017
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
Studio City International Holdings ADR †	1,795,294	$ 7,001,647
		22,105,664
Energy — 0.15%
BIS Industries Holdings <<, =, †, π	19,682,813	0
Foresight Energy <<, =, †, π	1,117,414	2,623,128
Maritime Finance =, †	1,750,000	559,624
Sabine Oil & Gas Holdings =, †	5,385	6,671
Westmoreland Coal =, †, π	4,238	3,179
		3,192,602
Financials — 0.43%
New Cotai <<, =, †, π	20,316,462	9,193,278
		9,193,278
Total Common Stocks (cost $100,459,320)		34,491,544

Short-Term Investments — 1.16%
Money Market Mutual Funds — 1.16%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	6,276,526	6,276,526
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	6,276,525	6,276,525
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	6,276,525	6,276,525
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	6,276,526	6,276,526
Total Short-Term Investments (cost $25,106,102)		25,106,102
Total Value of Securities—99.84% (cost $2,191,680,490)		$2,154,351,856
φ	Consolidated schedule of investments.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $1,712,063,436, which represents 79.35% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

Schedules of investmentsφ
Macquarie High Income Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made after September 30, 2025.
>	PIK. 100% of the income received was in the form of cash.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $56,391,925, which represented 2.61% of the Fund’s net assets. See Note 11 in “Notes to financial statements” and the table below for additional details on restricted securities.
X	This loan will settle after September 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$1,206,000	$0
BIS Industries Holdings	12/22/17	1,852,487	0
Foresight Energy	9/8/20	21,917,364	2,623,128
New Cotai	9/29/20	10,955,614	9,193,278
New Cotai PIK	2/7/22	25,782,393	29,468,323
Studio City International Holdings	8/5/20	23,370,959	15,104,017
Westmoreland Coal	3/15/19	3,179	3,179
Total		$85,087,996	$56,391,925

Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at September 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings TBD 4/1/32 X	$42,988	$42,966	$42,988	$(22)
Usalco TBD 9/30/31 X	584,258	583,893	584,258	(365)
Total	$627,246	$626,859	$627,246	$(387)
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month

Summary of abbreviations: (continued)
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie International Core Equity Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.21%Δ
Austria — 1.47%
Mondi	1,552,433	$ 21,473,394
		21,473,394
Brazil — 7.55%
Banco do Brasil	4,802,741	19,852,563
MercadoLibre †	21,400	50,010,516
Vale ADR	1,449,823	15,745,078
XP Class A	1,325,822	24,912,195
		110,520,352
Canada — 3.32%
Alimentation Couche-Tard	541,644	28,897,799
Descartes Systems Group †	209,216	19,699,407
		48,597,206
China — 7.29%
China Merchants Bank Class H	4,710,500	28,192,229
Eastroc Beverage Group Class A	745,651	31,863,618
Midea Group Class A	1,881,194	19,237,333
Tencent Holdings	320,800	27,335,240
		106,628,420
Denmark — 1.17%
Ascendis Pharma ADR †	86,259	17,149,152
		17,149,152
Finland — 0.65%
Amer Sports †	272,558	9,471,390
		9,471,390
France — 5.09%
Airbus	151,189	35,306,561
L'Oreal	31,332	13,613,350
Vinci	184,099	25,584,599
		74,504,510
Germany — 9.66%
BioNTech ADR †	129,911	12,811,823
Deutsche Telekom	431,411	14,697,944
KION Group	262,856	17,833,612
SAP	139,037	37,229,552
Siemens	128,926	34,807,188
Siemens Healthineers 144A #	443,884	24,043,507
		141,423,626
Hong Kong — 3.22%
Henderson Land Development	6,015,000	21,187,595
Prudential	1,856,356	25,988,467
		47,176,062
India — 5.16%
Axis Bank	1,844,344	23,495,922
Bharti Airtel	1,634,163	34,561,715
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
HDFC Bank	1,633,217	$ 17,502,707
		75,560,344
Ireland — 3.89%
Experian	685,012	34,406,216
ICON †	128,538	22,494,150
		56,900,366
Japan — 9.54%
Makita	819,900	26,574,114
Marubeni	1,248,600	31,155,338
Mitsubishi UFJ Financial Group	2,304,000	37,166,696
Nintendo	340,800	29,485,761
SMC	49,000	15,145,519
		139,527,428
Luxembourg — 0.93%
Eurofins Scientific	186,815	13,623,743
		13,623,743
Netherlands — 7.57%
Adyen 144A #, †	18,782	30,221,718
IMCD	214,428	22,224,915
ING Groep	1,587,043	41,605,531
Shell	464,471	16,659,387
		110,711,551
Norway — 1.45%
Orkla	2,033,912	21,264,201
		21,264,201
Singapore — 4.02%
Grab Holdings Class A †	4,224,340	25,430,527
Sea ADR †	186,662	33,362,099
		58,792,626
South Korea — 3.83%
KB Financial Group	176,837	14,595,400
Samsung Electronics	271,056	16,249,896
SK Hynix	101,559	25,176,272
		56,021,568
Spain — 2.01%
Banco Bilbao Vizcaya Argentaria	1,523,958	29,366,112
		29,366,112
Switzerland — 2.30%
Alcon	249,960	18,624,519
Cie Financiere Richemont Class A	77,955	14,964,742
		33,589,261

	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan — 5.36%
Taiwan Semiconductor Manufacturing	1,805,000	$ 78,405,278
		78,405,278
United Kingdom — 10.29%
AstraZeneca ADR	221,049	16,958,879
BAE Systems	1,019,107	28,368,302
Compass Group	810,668	27,632,235
Flutter Entertainment †	114,425	29,063,950
Haleon	6,549,564	29,474,227
Melrose Industries	2,321,011	19,108,598
		150,606,191
United States — 0.44%
Schlumberger	187,682	6,450,630
		6,450,630
Total Common Stocks (cost $1,071,256,823)		1,407,763,411

Preferred Stock — 1.03%Δ
Germany — 1.03%
Henkel & Co. 2.93% ω	187,458	15,125,298
Total Preferred Stock (cost $15,609,819)		15,125,298

Short-Term Investments — 3.15%
Money Market Mutual Funds — 3.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	11,542,639	11,542,639
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	11,542,640	11,542,640
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	11,542,640	11,542,640
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	11,542,640	$ 11,542,640
Total Short-Term Investments (cost $46,170,559)		46,170,559
Total Value of Securities—100.39% (cost $1,133,037,201)		$1,469,059,268
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $54,265,225, which represents 3.71% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Large Cap Growth Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.78%♣
Communication Services — 5.41%
Alphabet Class A	1,457,650	$ 354,354,715
Meta Platforms Class A	106,899	78,504,488
		432,859,203
Consumer Discretionary — 9.13%
Amazon.com †	2,206,704	484,525,997
Booking Holdings	26,655	143,917,542
Ferrari	210,676	102,224,209
		730,667,748
Consumer Staples — 1.40%
Coca-Cola	1,694,975	112,410,742
		112,410,742
Financials — 13.23%
Intercontinental Exchange	1,509,720	254,357,626
Mastercard Class A	372,821	212,064,313
MSCI	133,584	75,796,897
S&P Global	324,763	158,065,400
Visa Class A	1,051,068	358,813,594
		1,059,097,830
Healthcare — 9.12%
Cooper †	1,169,136	80,155,964
Danaher	974,157	193,136,367
IDEXX Laboratories †	117,547	75,099,603
Intuitive Surgical †	255,772	114,388,911
UnitedHealth Group	346,604	119,682,361
Veeva Systems Class A †	495,845	147,717,184
		730,180,390
Industrials — 7.41%
Broadridge Financial Solutions	451,435	107,518,274
Equifax	603,482	154,811,238
Old Dominion Freight Line	573,681	80,762,811
Verisk Analytics	386,157	97,122,347
Waste Connections	871,569	153,221,830
		593,436,500
Information Technology — 51.08%
Advanced Micro Devices †	498,598	80,668,170
Apple	2,542,737	647,457,122
Autodesk †	307,485	97,678,760
Broadcom	456,319	150,544,201
CDW	483,704	77,044,373
Intuit	325,374	222,201,158
Microsoft	2,331,750	1,207,729,913
Motorola Solutions	104,495	47,784,519
NVIDIA	6,126,177	1,143,022,105
Salesforce	514,287	121,886,019
Synopsys †	260,805	128,678,579
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	590,423	$ 164,899,240
		4,089,594,159
Materials — 1.40%
Vulcan Materials	363,941	111,955,530
		111,955,530
Real Estate — 1.60%
CoStar Group †	1,514,589	127,785,874
		127,785,874
Total Common Stocks (cost $3,059,761,818)		7,987,987,976
Total Value of Securities—99.78% (cost $3,059,761,818)		$7,987,987,976
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Growth Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.89%♣
Communication Services — 1.23%
Pinterest Class A †	1,693,720	$ 54,486,972
		54,486,972
Consumer Discretionary — 20.37%
Amer Sports †	967,247	33,611,833
Boot Barn Holdings †	378,506	62,726,014
Dutch Bros Class A †	764,371	40,007,178
Expedia Group	395,021	84,435,739
Floor & Decor Holdings Class A †	1,122,382	82,719,554
On Holding Class A †	1,457,671	61,732,367
Planet Fitness Class A †	269,027	27,925,003
Pool	275,957	85,565,987
Royal Caribbean Cruises	508,125	164,419,088
SharkNinja †	662,100	68,295,615
Stubhub Holdings Class A †	2,359,599	39,735,647
Tapestry	660,065	74,732,559
Tractor Supply	1,423,651	80,963,032
		906,869,616
Consumer Staples — 1.35%
Casey's General Stores	106,461	60,184,532
		60,184,532
Financials — 7.53%
Brown & Brown	627,088	58,814,583
Corpay †	192,165	55,355,050
Houlihan Lokey	140,666	28,881,543
Kinsale Capital Group	129,629	55,126,029
LPL Financial Holdings	260,712	86,736,275
Toast Class A †	1,376,294	50,248,494
		335,161,974
Healthcare — 18.07%
Align Technology †	365,027	45,708,681
Alnylam Pharmaceuticals †	280,194	127,768,464
Ascendis Pharma ADR †	130,067	25,858,620
Bio-Techne	1,326,849	73,812,610
Edwards Lifesciences †	844,247	65,657,089
IDEXX Laboratories †	270,468	172,799,301
Insulet †	352,063	108,692,410
Ionis Pharmaceuticals †	890,009	58,224,389
Veeva Systems Class A †	243,461	72,529,466
Waystar Holding †	1,406,950	53,351,544
		804,402,574
Industrials — 22.55%
BWX Technologies	363,241	66,970,743
Copart †	1,032,783	46,444,252
EMCOR Group	81,369	52,852,420
Fastenal	2,441,114	119,712,231
Generac Holdings †	483,922	81,008,543
HEICO Class A	332,974	84,605,364
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Howmet Aerospace	489,213	$ 95,998,267
Kratos Defense & Security Solutions †	539,381	49,283,242
Lincoln Electric Holdings	359,018	84,667,215
Paylocity Holding †	337,879	53,813,988
Quanta Services	158,829	65,821,914
Rollins	1,213,385	71,274,235
SPX Technologies †	382,490	71,441,482
Trex †	1,161,478	60,013,568
		1,003,907,464
Information Technology — 23.55%
AppLovin Class A †	74,411	53,467,280
Bentley Systems Class B	917,806	47,248,653
CDW	323,722	51,562,440
Clearwater Analytics Holdings Class A †	2,178,658	39,259,417
Cloudflare Class A †	623,976	133,899,010
Coherent †	592,873	63,864,280
Datadog Class A †	767,041	109,226,638
HubSpot †	131,159	61,356,180
Itron †	407,888	50,806,529
MACOM Technology Solutions Holdings †	443,555	55,218,162
Manhattan Associates †	292,754	60,008,715
Monolithic Power Systems	125,990	115,991,434
Novanta †	578,800	57,966,820
Snowflake Class A †	411,132	92,730,823
Tyler Technologies †	106,370	55,648,529
		1,048,254,910
Materials — 1.96%
Martin Marietta Materials	138,124	87,056,795
		87,056,795
Real Estate — 3.28%
CoStar Group †	1,731,679	146,101,757
		146,101,757
Total Common Stocks (cost $3,233,250,635)		4,446,426,594
Total Value of Securities—99.89% (cost $3,233,250,635)		$4,446,426,594
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

Schedules of investments
Macquarie Mid Cap Growth Fund
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Income Opportunities Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.20%♣
Consumer Discretionary — 22.67%
ADT	2,942,434	$ 25,628,600
Darden Restaurants	135,446	25,783,501
Garmin	106,900	26,320,918
Levi Strauss & Co. Class A	1,088,992	25,373,514
Service Corp. International	311,812	25,948,995
Tractor Supply	440,724	25,063,974
Travel + Leisure	418,607	24,902,930
Vail Resorts	165,557	24,762,360
		203,784,792
Consumer Staples — 5.64%
Hershey	132,409	24,767,103
McCormick & Co.	387,661	25,938,398
		50,705,501
Financials — 8.30%
Ares Management Class A	150,244	24,022,513
Arthur J Gallagher & Co.	82,993	25,706,252
First American Financial	387,305	24,880,473
		74,609,238
Healthcare — 8.53%
Cardinal Health	163,511	25,664,687
Quest Diagnostics	136,733	26,058,575
Royalty Pharma Class A	706,612	24,929,271
		76,652,533
Industrials — 23.14%
Broadridge Financial Solutions	107,095	25,506,816
Fastenal	531,668	26,072,999
L3Harris Technologies	88,998	27,180,879
nVent Electric	262,613	25,904,146
Paychex	197,049	24,977,931
Rollins	450,463	26,460,197
Snap-on	74,456	25,801,238
Watsco	64,701	26,158,614
		208,062,820
Information Technology — 11.29%
Microchip Technology	383,835	24,649,884
NetApp	203,621	24,120,944
Seagate Technology Holdings	114,190	26,955,691
TE Connectivity	117,255	25,740,990
		101,467,509
Materials — 14.03%
AptarGroup	192,209	25,690,655
Avery Dennison	155,810	25,267,708
Packaging Corp. of America	118,635	25,854,126
RPM International	213,656	25,185,769
Sonoco Products	560,681	24,159,744
		126,158,002
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate — 5.60%
Extra Space Storage	183,608	$ 25,877,712
Kilroy Realty	578,652	24,448,047
		50,325,759
Total Common Stocks (cost $562,963,597)		891,766,154

Short-Term Investments — 0.88%
Money Market Mutual Funds — 0.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,975,198	1,975,198
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,975,198	1,975,198
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,975,197	1,975,197
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,975,198	1,975,198
Total Short-Term Investments (cost $7,900,791)		7,900,791
Total Value of Securities—100.08% (cost $570,864,388)		$899,666,945
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Small Cap Growth Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.64%♣
Communication Services — 2.53%
IMAX †	850,675	$ 27,859,606
		27,859,606
Consumer Discretionary — 12.13%
Boot Barn Holdings †	64,014	10,608,400
Brinker International †	41,666	5,278,249
Dorman Products †	132,683	20,682,626
Genius Sports †	640,509	7,929,501
Modine Manufacturing †	106,733	15,173,163
Ollie's Bargain Outlet Holdings †	170,137	21,845,591
OneSpaWorld Holdings	557,818	11,792,273
Sportradar Group Class A †	449,883	12,101,853
Universal Technical Institute †	866,991	28,220,557
		133,632,213
Consumer Staples — 3.53%
Chefs' Warehouse †	271,536	15,838,695
PriceSmart	114,030	13,819,296
Vital Farms †	224,815	9,251,137
		38,909,128
Energy — 0.96%
APA	433,474	10,524,749
		10,524,749
Financials — 8.30%
FirstCash Holdings	52,900	8,380,418
Hamilton Lane Class A	79,950	10,776,460
Houlihan Lokey	91,436	18,773,639
Remitly Global †	366,982	5,981,807
Seacoast Banking	503,979	15,336,081
Western Alliance Bancorp	170,666	14,800,156
WisdomTree	1,252,276	17,406,636
		91,455,197
Healthcare — 23.51%
Adaptive Biotechnologies †	1,117,897	16,723,739
ADMA Biologics †	849,805	12,458,141
Alphatec Holdings †	526,505	7,655,383
ANI Pharmaceuticals †	193,011	17,679,808
Axsome Therapeutics †	116,065	14,096,094
CareDx †	302,277	4,395,107
Catalyst Pharmaceuticals †	518,821	10,220,774
Encompass Health	168,711	21,429,671
GeneDx Holdings †	152,354	16,414,620
Guardant Health †	190,326	11,891,568
HealthEquity †	105,593	10,007,049
Hims & Hers Health †	77,389	4,389,504
Integer Holdings †	164,533	17,001,195
Mirum Pharmaceuticals †	255,961	18,764,501
Phreesia †	470,652	11,069,735
PROCEPT BioRobotics †	95,329	3,402,292
Tarsus Pharmaceuticals †	469,583	27,907,318
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
TransMedics Group †	46,985	$ 5,271,717
Travere Therapeutics †	625,085	14,939,531
Vericel †	420,253	13,225,362
		258,943,109
Industrials — 23.47%
AAR †	221,317	19,845,495
AeroVironment †	25,825	8,132,034
American Superconductor †	315,834	18,757,381
ATI †	159,676	12,988,046
Bloom Energy Class A †	52,334	4,425,886
CBIZ †	265,875	14,080,740
Clean Harbors †	58,481	13,580,458
Construction Partners Class A †	147,151	18,688,177
Everus Construction Group †	285,108	24,448,011
ExlService Holdings †	290,858	12,806,478
Federal Signal	34,066	4,053,513
Flowserve	260,812	13,859,550
FTAI Aviation	87,626	14,621,274
Huron Consulting Group †	96,381	14,145,839
Kirby †	34,757	2,900,472
Kratos Defense & Security Solutions †	37,484	3,424,913
Legence Class A †	106,091	3,268,664
Leonardo DRS	308,689	14,014,481
Mercury Systems †	99,101	7,670,418
SkyWest †	67,394	6,781,184
SPX Technologies †	75,385	14,080,410
Standex International	26,488	5,612,807
Trex †	123,055	6,358,252
		258,544,483
Information Technology — 23.98%
Advanced Energy Industries	118,154	20,102,722
Agilysys †	140,182	14,754,155
AvePoint †	1,161,598	17,435,586
Clearwater Analytics Holdings Class A †	241,860	4,358,317
Descartes Systems Group †	130,934	12,337,911
IonQ †	40,932	2,517,318
Itron †	152,119	18,947,943
Lumentum Holdings †	230,199	37,455,679
MACOM Technology Solutions Holdings †	127,043	15,815,583
OSI Systems †	142,387	35,488,536
Q2 Holdings †	84,966	6,150,689
Rambus †	125,990	13,128,158
Rubrik Class A †	168,137	13,829,268
SailPoint †	846,944	18,700,524
Silicon Laboratories †	147,026	19,279,519
SoundHound AI Class A †	92,088	1,480,775

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Synaptics †	180,944	$ 12,365,713
		264,148,396
Materials — 1.23%
Knife River †	175,880	13,519,896
		13,519,896
Total Common Stocks (cost $824,866,257)		1,097,536,777

Short-Term Investments — 0.59%
Money Market Mutual Funds — 0.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,628,572	1,628,572
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,628,573	1,628,573
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,628,573	1,628,573
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,628,573	1,628,573
Total Short-Term Investments (cost $6,514,291)		6,514,291
Total Value of Securities—100.23% (cost $831,380,548)		$1,104,051,068
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Smid Cap Core Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.61%♣
Communication Services — 2.67%
IMAX †	103,658	$ 3,394,799
Interpublic Group	89,282	2,491,861
Nexstar Media Group	9,988	1,975,027
Yelp †	49,814	1,554,197
		9,415,884
Consumer Discretionary — 9.07%
Aramark	77,686	2,983,142
BorgWarner	62,317	2,739,455
Brinker International †	15,771	1,997,870
Dick's Sporting Goods	23,171	5,149,060
KB Home	24,024	1,528,887
La-Z-Boy	43,680	1,499,098
Life Time Group Holdings †	95,180	2,626,968
Malibu Boats Class A †	35,391	1,148,438
Steven Madden	58,514	1,959,049
Taylor Morrison Home †	25,999	1,716,194
Texas Roadhouse	20,733	3,444,788
Toll Brothers	20,675	2,856,044
YETI Holdings †	72,465	2,404,389
		32,053,382
Consumer Staples — 3.53%
BJ's Wholesale Club Holdings †	44,022	4,105,051
Casey's General Stores	11,833	6,689,432
J & J Snack Foods	17,289	1,661,300
		12,455,783
Energy — 3.62%
Expand Energy	37,865	4,022,778
International Seaways	22,292	1,027,215
Liberty Energy	275,600	3,400,904
Permian Resources	339,665	4,347,712
		12,798,609
Financials — 16.88%
Ally Financial	62,509	2,450,353
Axis Capital Holdings	62,030	5,942,474
Columbia Banking System	152,187	3,917,293
East West Bancorp	73,033	7,774,363
Essent Group	49,042	3,117,110
Hamilton Lane Class A	14,919	2,010,932
Old National Bancorp	199,885	4,387,476
Pinnacle Financial Partners	41,011	3,846,422
Reinsurance Group of America	24,569	4,720,442
SouthState Bank	50,127	4,956,056
Stifel Financial	41,984	4,763,924
Webster Financial	109,044	6,481,575
WSFS Financial	61,343	3,308,228
Zions Bancorp	34,440	1,948,615
		59,625,263
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare — 13.10%
Amicus Therapeutics †	139,632	$ 1,100,300
Axsome Therapeutics †	24,463	2,971,031
Bio-Techne	40,193	2,235,937
Blueprint Medicines =, †	23,060	0
Encompass Health	32,227	4,093,474
Exact Sciences †	46,876	2,564,586
Glaukos †	21,409	1,745,904
Halozyme Therapeutics †	50,614	3,712,031
Insmed †	44,118	6,353,433
Inspire Medical Systems †	12,424	921,861
Lantheus Holdings †	28,238	1,448,327
Ligand Pharmaceuticals †	22,364	3,961,559
Natera †	16,135	2,597,251
Neurocrine Biosciences †	28,075	3,941,168
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,854	0
Repligen †	18,573	2,482,653
Supernus Pharmaceuticals †	60,633	2,897,651
TransMedics Group †	20,460	2,295,612
Ultragenyx Pharmaceutical †	32,476	976,878
		46,299,656
Industrials — 22.89%
ABM Industries	53,151	2,451,324
API Group †	54,637	1,877,874
Applied Industrial Technologies	11,501	3,002,336
Arcosa	36,407	3,411,700
Atkore	8,498	533,164
Boise Cascade	29,595	2,288,285
Carlisle	4,510	1,483,610
Casella Waste Systems Class A †	26,887	2,551,039
Clean Harbors †	15,055	3,496,072
ExlService Holdings †	106,857	4,704,914
Federal Signal	39,608	4,712,956
FTAI Aviation	6,724	1,121,967
Gates Industrial †	103,958	2,580,238
Graco	30,624	2,601,815
Kadant	7,699	2,291,068
KBR	54,651	2,584,446
Kirby †	39,349	3,283,674
Knight-Swift Transportation Holdings	55,745	2,202,485
Lincoln Electric Holdings	21,072	4,969,410
Quanta Services	4,490	1,860,746
Regal Rexnord	16,368	2,347,826
Saia †	3,735	1,118,110
SPX Technologies †	7,879	1,471,640
Tecnoglass	21,344	1,428,127
Tetra Tech	80,587	2,689,994
UL Solutions Class A	25,853	1,831,944

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
WESCO International	24,171	$ 5,112,166
WillScot Holdings	91,341	1,928,208
WNS Holdings †	42,546	3,244,983
XPO †	12,831	1,658,663
Zurn Elkay Water Solutions	85,849	4,037,478
		80,878,262
Information Technology — 14.73%
ASGN †	30,758	1,456,391
Astera Labs †	19,510	3,820,058
Box Class A †	54,925	1,772,430
Coherent †	45,110	4,859,249
Dynatrace †	55,726	2,699,925
Guidewire Software †	27,113	6,232,194
MACOM Technology Solutions Holdings †	31,562	3,929,153
Procore Technologies †	34,137	2,489,270
PTC †	10,227	2,076,286
Q2 Holdings †	41,975	3,038,570
Rapid7 †	36,212	678,975
Rubrik Class A †	16,531	1,359,675
Semtech †	106,578	7,614,998
Silicon Laboratories †	20,366	2,670,594
SPS Commerce †	12,205	1,271,029
Varonis Systems †	75,754	4,353,582
Workiva †	19,785	1,703,093
		52,025,472
Materials — 3.61%
Carpenter Technology	7,626	1,872,488
Kaiser Aluminum	30,085	2,321,359
Minerals Technologies	63,967	3,973,630
Reliance	16,386	4,601,680
		12,769,157
Real Estate — 6.52%
Brixmor Property Group	135,447	3,749,173
Camden Property Trust	38,931	4,157,052
First Industrial Realty Trust	72,487	3,730,906
Healthpeak Properties	155,236	2,972,769
Jones Lang LaSalle †	10,946	3,264,973
Kite Realty Group Trust	136,438	3,042,568
Terreno Realty	37,319	2,117,853
		23,035,294
Utilities — 1.99%
Black Hills	50,306	3,098,347
Spire	48,333	3,940,106
		7,038,453
Total Common Stocks (cost $269,448,319)		348,395,215

	Number of shares	Value (US $)

Short-Term Investments — 1.49%
Money Market Mutual Funds — 1.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,316,161	$ 1,316,161
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,316,160	1,316,160
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,316,161	1,316,161
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,316,158	1,316,158
Total Short-Term Investments (cost $5,264,640)		5,264,640
Total Value of Securities—100.10% (cost $274,712,959)		$353,659,855
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Systematic Emerging Markets Equity Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.38%♣
Communication Services — 14.52%
Bharti Airtel	154,525	$ 3,268,125
China United Network Communications Class A	1,392,900	1,078,934
LG Uplus	632,310	6,916,214
MTN Group	776,365	6,533,132
NetEase	670,600	20,367,707
Sitios Latinoamerica †	1	0
SK Telecom	236,468	9,166,734
Tencent Holdings	549,120	46,790,297
Turkcell Iletisim Hizmetleri	2,263,001	5,333,215
		99,454,358
Consumer Discretionary — 13.05%
Alibaba Group Holding	1,224,500	27,384,861
Bajaj Auto	22,293	2,179,367
Geely Automobile Holdings	4,160,000	10,450,851
Hero MotoCorp	160,367	9,888,596
Hyundai Motor	15,274	2,341,558
JD.com Class A	382,161	6,695,656
Kia	109,755	7,877,873
Maruti Suzuki India	23,106	4,173,306
Meituan Class B 144A #, †	253,412	3,385,272
Naspers Class N	20,406	7,414,962
Pop Mart International Group 144A #	153,200	5,247,382
Vipshop Holdings ADR	119,041	2,337,965
		89,377,649
Consumer Staples — 1.76%
Ambev	3,131,497	7,101,727
Fix Price Group GDR 144A #, =, †	1,489,220	0
Hindustan Unilever	101,548	2,876,297
Kweichow Moutai Class A	1	203
Wuliangye Yibin Class A	122,161	2,088,815
		12,067,042
Energy — 3.70%
Bharat Petroleum	1,847,021	7,074,586
Coal India	2,520,034	11,073,102
LUKOIL PJSC =, †	276,569	0
Oil and Natural Gas	965,171	2,601,478
Petroleo Brasileiro	318,171	2,012,239
Shaanxi Coal Industry Class A	424,600	1,194,761
United Tractors	879,700	1,414,654
		25,370,820
Financials — 19.75%
Axis Bank	147,558	1,879,807
Banco do Brasil	856,225	3,539,283
Bank of China Class A	6,168,879	4,489,352
Bank of China Class H	23,188,000	12,674,722
Bank Rakyat Indonesia Persero	11,247,200	2,636,147
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
BB Seguridade Participacoes	1,293,323	$ 8,077,422
Cathay Financial Holding	2,118,000	4,575,197
China Construction Bank Class A	3,020,500	3,656,242
China Construction Bank Class H	14,375,000	13,788,015
China Everbright Bank Class H	3,141,000	1,307,749
China Taiping Insurance Holdings	1,715,200	3,352,764
Dubai Islamic Bank PJSC	757,491	1,975,650
FirstRand	2,648,052	11,906,138
Hana Financial Group	43,441	2,700,942
HDFC Bank	181,862	1,948,962
ICICI Bank	1,219,543	18,482,477
Industrial and Commercial Bank of China Class H	12,798,000	9,423,747
KB Financial Group	78,074	6,443,907
PICC Property & Casualty Class H	1,244,000	2,806,282
Powszechna Kasa Oszczednosci Bank Polski	387,173	7,523,040
Powszechny Zaklad Ubezpieczen	565,377	8,466,649
Qfin Holdings ADR	81,565	2,347,441
Saudi National Bank	120,000	1,253,693
Sberbank of Russia PJSC =, †	4,129,544	0
		135,255,628
Healthcare — 0.32%
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,152,426
		2,152,426
Industrials — 6.20%
Bharat Electronics	297,561	1,354,450
Eva Airways	5,790,000	7,261,677
HD Korea Shipbuilding & Offshore Engineering	40,056	11,737,193
Hindustan Aeronautics	33,672	1,799,366
Hyundai Glovis	19,620	2,314,583
JD Logistics 144A #, †	2,507,400	4,212,580
Orient Overseas International	170,500	2,763,822
Weichai Power Class A	2,565,394	5,064,808
Yutong Bus Class A	1,555,800	5,946,985
		42,455,464
Information Technology — 29.72%
Accton Technology	155,000	5,360,087
Asustek Computer	260,000	5,743,990
Delta Electronics	177,000	4,986,109
HCL Technologies	322,033	5,027,399
Hon Hai Precision Industry	1,536,000	10,967,261
Infosys	813,976	13,238,900
Lenovo Group	516,000	764,603
MediaTek	362,879	15,737,972
Novatek Microelectronics	333,000	4,674,988

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Realtek Semiconductor	511,000	$ 9,250,905
Samsung Electronics	439,711	26,360,819
SK Hynix	22,979	5,696,448
Taiwan Semiconductor Manufacturing	2,032,404	88,283,214
Tata Consultancy Services	97,394	3,170,109
Xiaomi Class B 144A #, †	618,800	4,300,627
		203,563,431
Materials — 2.41%
Harmony Gold Mining	220,666	3,986,996
Jiangxi Copper Class A	913,500	4,563,153
Shandong Nanshan Aluminum Class A	5,799,100	3,233,821
Tata Steel	1,332,556	2,534,261
Vale	204,603	2,213,545
		16,531,776
Real Estate — 2.98%
Emaar Development PJSC	2,562,572	9,390,263
Emaar Properties PJSC	3,106,967	11,038,761
		20,429,024
Utilities — 0.97%
Korea Electric Power	233,178	6,016,172
PGE Polska Grupa Energetyczna †	221,501	654,897
		6,671,069
Total Common Stocks (cost $463,205,270)		653,328,687

Preferred Stock — 1.79%♣
Energy — 1.79%
Petroleo Brasileiro 9.73% ω	2,088,474	12,301,876
Total Preferred Stock (cost $10,463,934)		12,301,876

Short-Term Investments — 3.09%
Money Market Mutual Funds — 3.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	5,289,305	5,289,305
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	5,289,306	5,289,306
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	5,289,306	$ 5,289,306
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	5,289,307	5,289,307
Total Short-Term Investments (cost $21,157,224)		21,157,224
Total Value of Securities—100.26% (cost $494,826,428)		$686,787,787
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $17,145,861, which represents 2.50% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Funds
September 30, 2025 (Unaudited)
	Macquarie Core Equity Fund	Macquarie Global Bond Fund	Macquarie Global Growth Fund	Macquarie High Income Fundφ
Assets:
Investments, at value*	$3,903,916,279	$423,000,866	$918,155,410	$2,113,067,127
Investments of affiliated issuers, at value**	—	—	—	41,284,729
Foreign currencies, at valueΔ	—	1,021,768	1,331,329	—
Cash	—	2,564,180	38,773	1,570,868
Cash collateral due from brokers	—	3,336,008	—	—
Receivable for securities sold	24,219,509	219,712	—	6,666,332
Receivable for fund shares sold	5,309,790	1,118,326	861,808	2,773,394
Dividends and interest receivable	1,081,775	4,419,181	534,969	36,453,872
Prepaid expenses	180,503	96,482	121,785	150,005
Foreign tax reclaims receivable	137,192	—	2,255,605	—
Unrealized appreciation on forward foreign currency exchange contracts	—	410,156	—	—
Upfront payments paid on over-the-counter credit default swap contracts	—	133,076	—	—
Variation margin due from broker on centrally cleared interest rate swap contracts	—	25,849	—	—
Due from brokers on centrally cleared derivatives	—	8,526	—	—
Other assets	39,792	11,893	18,320	58,518
Total Assets	3,934,884,840	436,366,023	923,317,999	2,202,024,845
Liabilities:
Options written, at valueΣ	—	9,233	—	—
Payable for securities purchased	23,442,475	3,415,451	—	31,513,178
Payable for fund shares redeemed	6,928,342	637,235	1,698,991	10,396,354
Investment management fees payable to affiliates	1,953,024	143,825	496,918	827,395
Distribution fees payable to affiliates	616,770	19,744	140,963	311,764
Sub-transfer agent fees and expenses payable	505,572	123,162	—	457,283
Trustees' fees payable to non-affiliates	386,322	54,975	143,988	217,823
Accounting and administration expenses payable to affiliates	233,634	—	84,520	183,361
Other accrued expenses	181,763	42,764	21,488	144,696
Custody fees payable	23,798	—	39,861	—
Distribution payable	—	—	—	232,916
Unrealized depreciation on forward foreign currency exchange contracts	—	1,340,748	—	—
Variation margin due to broker on futures contracts	—	1,455	—	—
Cash collateral due to brokers	—	440,000	—	—
Unrealized depreciation on over-the-counter credit default swap contracts	—	118,175	—	—
Accrued capital gains taxes on appreciated securities	—	—	1,877,158	—
Unrealized depreciation on unfunded loan commitments***	—	—	—	387
IRS compliance fee for foreign withholding tax claims (see Note 1)	—	—	137,456	—
Total Liabilities	34,271,700	6,346,767	4,641,343	44,285,157
Total Net Assets	$3,900,613,140	$430,019,256	$918,676,656	$2,157,739,688

Net Assets Consist of:
Paid-in capital	$1,451,163,165	$542,536,960	$527,867,487	$4,378,046,057
Total distributable earnings (loss)	2,449,449,975	(112,517,704)	390,809,169	(2,220,306,369)
Total Net Assets	$3,900,613,140	$430,019,256	$918,676,656	$2,157,739,688

	Macquarie Core Equity Fund	Macquarie Global Bond Fund	Macquarie Global Growth Fund	Macquarie High Income Fundφ
Net Asset Value

Class A:
Net assets	$2,907,442,365	$86,694,475	$684,395,824	$1,138,070,450
Shares of beneficial interest outstanding, unlimited authorization, no par	148,375,933	9,273,074	16,694,171	190,379,119
Net asset value per share	$19.60	$9.35	$41.00	$5.98
Sales charge	5.75%	4.50%	5.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$20.80	$9.79	$43.50	$6.26

Class C:
Net assets	$20,288,962	$1,118,456	$3,302,571	$64,730,144
Shares of beneficial interest outstanding, unlimited authorization, no par	1,520,691	119,748	139,606	10,832,003
Net asset value per share	$13.34	$9.34	$23.66	$5.98

Class R:
Net assets	$179,590	$907,279	$1,102,126	$30,594,414
Shares of beneficial interest outstanding, unlimited authorization, no par	9,354	97,399	27,880	5,117,703
Net asset value per share	$19.20	$9.32	$39.53	$5.98

Institutional Class:
Net assets	$914,121,901	$204,959,602	$208,962,049	$843,003,575
Shares of beneficial interest outstanding, unlimited authorization, no par	36,954,096	21,964,912	4,801,141	141,002,673
Net asset value per share	$24.74	$9.33	$43.52	$5.98

Class R6:
Net assets	$26,708,429	$134,080,950	$18,248,947	$40,745,466
Shares of beneficial interest outstanding, unlimited authorization, no par	1,075,925	14,372,783	418,060	6,812,914
Net asset value per share	$24.82	$9.33	$43.65	$5.98

Class Y:
Net assets	$31,871,893	$2,258,494	$2,665,139	$40,595,639
Shares of beneficial interest outstanding, unlimited authorization, no par	1,374,029	241,737	64,343	6,793,596
Net asset value per share	$23.20	$9.34	$41.42	$5.98
*Investments, at cost	$1,846,454,148	$412,894,363	$588,345,555	$2,131,172,632
**Investments of affiliated issuers, at cost	—	—	—	60,507,858
ΔForeign currencies, at cost	—	1,133,262	1,329,808	—
ΣOptions written, premium received	—	(72,986)	—	—
***See Note 11 in “Notes to financial statements.”
φ Consolidated statement of assets and liabilities.
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Funds
	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund
Assets:
Investments, at value*	$1,469,059,268	$7,987,987,976	$4,446,426,594	$899,666,945
Foreign currencies, at valueΔ	12,196,895	—	—	—
Cash	—	13,720,359	—	—
Foreign tax reclaims receivable	9,035,866	321,910	—	20,554
Receivable for fund shares sold	1,862,992	9,983,219	6,937,558	1,397,059
Dividends and interest receivable	1,536,167	2,520,204	1,098,544	663,366
Prepaid expenses	135,931	183,188	179,504	163,978
Receivable for securities sold	—	20,783,450	20,370,520	—
Other assets	3,738	59,378	34,916	—
Total Assets	1,493,830,857	8,035,559,684	4,475,047,636	901,911,902
Liabilities:
Due to custodian	1,299	—	1,157,322	—
Payable for securities purchased	24,214,198	—	5,342,890	—
Accrued capital gains taxes on appreciated securities	2,512,399	—	—	—
Payable for fund shares redeemed	2,311,099	24,016,303	12,791,405	2,109,650
Investment management fees payable to affiliates	683,966	3,289,584	2,287,759	468,659
Sub-transfer agent fees and expenses payable	315,708	557,975	517,005	169,664
Distribution fees payable to affiliates	133,102	734,801	445,022	49,138
Trustees' fees payable to non-affiliates	126,325	383,419	223,953	11,800
Accounting and administration expenses payable to affiliates	115,537	481,126	406,415	86,787
Custody fees payable	93,388	532	11,729	1,814
Other accrued expenses	40,885	337,058	494,718	107,691
Total Liabilities	30,547,906	29,800,798	23,678,218	3,005,203
Total Net Assets	$1,463,282,951	$8,005,758,886	$4,451,369,418	$898,906,699

Net Assets Consist of:
Paid-in capital	$1,009,055,471	$2,436,614,527	$3,551,313,695	$495,368,001
Total distributable earnings (loss)	454,227,480	5,569,144,359	900,055,723	403,538,698
Total Net Assets	$1,463,282,951	$8,005,758,886	$4,451,369,418	$898,906,699

	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund
Net Asset Value

Class A:
Net assets	$466,253,008	$3,241,411,222	$1,647,997,798	$150,552,712
Shares of beneficial interest outstanding, unlimited authorization, no par	18,695,283	82,263,091	62,646,445	7,570,021
Net asset value per share	$24.94	$39.40	$26.31	$19.89
Sales charge	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$26.46	$41.80	$27.92	$21.10

Class C:
Net assets	$12,312,336	$61,663,039	$56,081,084	$12,794,114
Shares of beneficial interest outstanding, unlimited authorization, no par	570,751	2,351,249	3,137,020	644,600
Net asset value per share	$21.57	$26.23	$17.88	$19.85

Class R:
Net assets	$39,735,853	$32,531,827	$46,106,093	$11,264,618
Shares of beneficial interest outstanding, unlimited authorization, no par	1,594,701	902,898	1,882,292	566,950
Net asset value per share	$24.92	$36.03	$24.49	$19.87

Institutional Class:
Net assets	$778,192,050	$4,442,279,090	$1,744,470,611	$635,710,877
Shares of beneficial interest outstanding, unlimited authorization, no par	30,843,217	102,011,359	56,663,077	31,930,984
Net asset value per share	$25.23	$43.55	$30.79	$19.91

Class R6:
Net assets	$119,324,689	$187,964,915	$811,962,154	$75,036,023
Shares of beneficial interest outstanding, unlimited authorization, no par	4,707,307	4,268,558	25,951,703	3,769,537
Net asset value per share	$25.35	$44.03	$31.29	$19.91

Class Y:
Net assets	$47,465,015	$39,908,793	$144,751,678	$13,548,355
Shares of beneficial interest outstanding, unlimited authorization, no par	1,887,870	969,804	5,077,577	676,691
Net asset value per share	$25.14	$41.15	$28.51	$20.02
*Investments, at cost	$1,133,037,201	$3,059,761,818	$3,233,250,635	$570,864,388
ΔForeign currencies, at cost	12,113,777	—	—	—
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Funds
	Macquarie Small Cap Growth Fund	Macquarie Smid Cap Core Fund	Macquarie Systematic Emerging Markets Equity Fund
Assets:
Investments, at value*	$1,104,051,068	$353,659,855	$686,787,787
Foreign currencies, at valueΔ	—	—	778,266
Cash	2,633,167	—	826
Receivable for securities sold	11,598,209	—	—
Receivable for fund shares sold	1,624,732	1,293,816	727,365
Prepaid expenses	141,769	134,373	137,115
Dividends and interest receivable	128,726	233,681	1,486,601
Foreign tax reclaims receivable	—	—	41,255
Other assets	1,460	—	—
Total Assets	1,120,179,131	355,321,725	689,959,215
Liabilities:
Payable for securities purchased	14,258,091	—	—
Payable for fund shares redeemed	2,948,247	1,579,695	1,395,250
Investment management fees payable to affiliates	613,003	192,554	293,664
Sub-transfer agent fees and expenses payable	322,318	109,872	172,763
Distribution fees payable to affiliates	151,760	39,213	50,657
Trustees' fees payable to non-affiliates	133,730	14,663	37,226
Other accrued expenses	113,742	21,676	73,719
Accounting and administration expenses payable to affiliates	105,668	38,328	67,170
Custody fees payable	11,928	2,910	119,078
Accrued capital gains taxes on appreciated securities	—	—	2,767,597
Total Liabilities	18,658,487	1,998,911	4,977,124
Total Net Assets	$1,101,520,644	$353,322,814	$684,982,091

Net Assets Consist of:
Paid-in capital	$710,869,050	$270,049,817	$452,852,304
Total distributable earnings (loss)	390,651,594	83,272,997	232,129,787
Total Net Assets	$1,101,520,644	$353,322,814	$684,982,091

	Macquarie Small Cap Growth Fund	Macquarie Smid Cap Core Fund	Macquarie Systematic Emerging Markets Equity Fund
Net Asset Value

Class A:
Net assets	$558,267,108	$106,213,296	$145,285,572
Shares of beneficial interest outstanding, unlimited authorization, no par	40,510,277	6,121,747	6,568,129
Net asset value per share	$13.78	$17.35	$22.12
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$14.62	$18.41	$23.47

Class C:
Net assets	$14,772,692	$7,666,185	$12,312,421
Shares of beneficial interest outstanding, unlimited authorization, no par	698,312	603,411	693,767
Net asset value per share	$21.15	$12.70	$17.75

Class R:
Net assets	$42,304,776	$22,734,525	$11,097,405
Shares of beneficial interest outstanding, unlimited authorization, no par	3,292,330	1,332,930	511,394
Net asset value per share	$12.85	$17.06	$21.70

Institutional Class:
Net assets	$358,916,543	$172,206,142	$393,223,414
Shares of beneficial interest outstanding, unlimited authorization, no par	14,893,338	8,532,352	16,972,394
Net asset value per share	$24.10	$20.18	$23.17

Class R6:
Net assets	$97,809,916	$38,902,130	$92,007,295
Shares of beneficial interest outstanding, unlimited authorization, no par	4,005,513	1,900,823	3,944,232
Net asset value per share	$24.42	$20.47	$23.33

Class Y:
Net assets	$29,449,609	$5,600,536	$31,055,984
Shares of beneficial interest outstanding, unlimited authorization, no par	1,389,107	294,757	1,370,072
Net asset value per share	$21.20	$19.00	$22.67
*Investments, at cost	$831,380,548	$274,712,959	$494,826,428
ΔForeign currencies, at cost	—	—	779,118
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Funds
Six months ended September 30, 2025 (Unaudited)
	Macquarie Core Equity Fund	Macquarie Global Bond Fund	Macquarie Global Growth Fund	Macquarie High Income Fundφ
Investment Income:
Dividends	$22,319,671	$212,889	$7,063,235	$984,180
Interest from affiliated investments	—	—	—	739,715
Interest	—	10,464,648	—	81,194,312
Foreign withholding tax claims	—	—	137,539	—
Other income	—	—	—	225,866
Foreign tax withheld	(487,701)	—	(575,413)	—
	21,831,970	10,677,537	6,625,361	83,144,073

Expenses:
Management fees	11,912,739	1,461,546	3,822,135	6,377,090
Distribution expenses — Class A	3,458,828	109,986	814,472	1,456,315
Distribution expenses — Class C	93,626	5,836	15,829	351,592
Distribution expenses — Class R	442	2,368	2,604	76,849
Distribution expenses — Class Y	37,461	2,937	3,422	52,947
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,563,116	225,722	521,957	1,203,826
Accounting and administration expenses	311,384	61,574	95,056	213,356
Registration fees	112,266	69,394	69,123	85,863
Reports and statements to shareholders expenses	110,276	26,191	45,108	105,459
Legal fees	109,274	15,939	25,093	87,442
Trustees’ fees	98,614	12,492	23,506	60,671
Custodian fees	19,503	32,515	31,576	43,547
Audit and tax fees	17,710	23,800	28,284	27,506
Excise tax	—	—	—	487
Other	67,750	26,635	23,670	53,365
	17,912,989	2,076,935	5,521,835	10,196,315
Less expenses waived	(358,458)	(417,566)	(870,399)	(1,146,133)
Less expenses paid indirectly	(852)	(20,626)	(1,310)	(18,810)
Total operating expenses	17,553,679	1,638,743	4,650,126	9,031,372
Net Investment Income (Loss)	4,278,291	9,038,794	1,975,235	74,112,701

	Macquarie Core Equity Fund	Macquarie Global Bond Fund	Macquarie Global Growth Fund	Macquarie High Income Fundφ
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$192,364,041	$1,911,839	$29,493,306	$(196,822,777)
Affiliated investments	—	—	—	(2,220,225)
Foreign currencies	—	4,174,260	(41,192)	—
Forward foreign currency exchange contracts	—	(17,822,772)	(635)	—
Futures contracts	—	(1,470,260)	—	—
Options purchased	—	(444,601)	—	—
Options written	—	288,357	—	—
Swap contracts	—	1,428,702	—	—
Net increase from payment by affiliates[2]	—	—	—	5,370
Net realized gain (loss)	192,364,041	(11,934,475)	29,451,479	(199,037,632)

Net change in unrealized appreciation (depreciation) on:
Investments[3]	467,980,401	11,869,503	107,583,240	72,002,599
Affiliated investments	—	—	—	183,017,169
Foreign currencies	—	1,006	181,459	—
Forward foreign currency exchange contracts	—	5,506,013	—	—
Futures contracts	—	(137,951)	—	—
Options purchased	—	45,337	—	—
Options written	—	(19,866)	—	—
Swap contracts	—	(540,044)	—	—
Net change in unrealized appreciation (depreciation)	467,980,401	16,723,998	107,764,699	255,019,768
Net Realized and Unrealized Gain (Loss)	660,344,442	4,789,523	137,216,178	55,982,136
Net Increase (Decrease) in Net Assets Resulting from Operations	$664,622,733	$13,828,317	$139,191,413	$130,094,837
φ	Consolidated statement of operations from July 7, 2025.
[1]	Includes $(130,024) capital gains taxes paid for Macquarie Global Growth Fund.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes net change of $(1,040,756) on capital gains taxes accrued for Macquarie Global Growth Fund.
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Funds
	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund
Investment Income:
Dividends	$17,410,324	$27,758,210	$9,330,754	$11,285,449
Foreign withholding tax claims	1,796,272	—	—	—
Foreign tax withheld	(1,613,657)	(728,675)	—	—
	17,592,939	27,029,535	9,330,754	11,285,449

Expenses:
Management fees	6,371,553	23,167,547	19,392,474	3,853,664
Distribution expenses — Class A	575,007	3,930,923	2,072,681	181,417
Distribution expenses — Class C	66,343	305,463	300,266	65,907
Distribution expenses — Class R	98,888	79,746	114,731	26,949
Distribution expenses — Class Y	58,098	49,864	193,336	16,166
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	886,414	3,984,889	2,835,834	503,159
Accounting and administration expenses	138,744	663,546	467,144	97,759
Custodian fees	102,788	41,968	40,045	6,973
Registration fees	73,321	132,148	107,470	74,159
Reports and statements to shareholders expenses	52,517	277,955	284,655	68,962
Legal fees	47,818	243,106	195,706	33,793
Trustees’ fees	39,805	207,556	129,645	24,081
Audit and tax fees	24,343	19,144	21,571	18,040
Other	32,794	119,491	119,482	21,148
	8,568,433	33,223,346	26,275,040	4,992,177
Less expenses waived	(2,053,287)	(3,598,786)	(4,964,569)	(977,862)
Less expenses paid indirectly	(4,688)	(43,893)	(5,655)	(403)
Total operating expenses	6,510,458	29,580,667	21,304,816	4,013,912
Net Investment Income (Loss)	11,082,481	(2,551,132)	(11,974,062)	7,271,537

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	91,252,790	449,883,763	124,771,085	30,975,068
Foreign currencies	(811,695)	—	—	—
Net realized gain (loss)	90,441,095	449,883,763	124,771,085	30,975,068

Net change in unrealized appreciation (depreciation) on:
Investments[2]	97,334,993	752,995,789	564,989,544	66,626,514
Foreign currencies	811,762	925	—	—
Net change in unrealized appreciation (depreciation)	98,146,755	752,996,714	564,989,544	66,626,514
Net Realized and Unrealized Gain (Loss)	188,587,850	1,202,880,477	689,760,629	97,601,582
Net Increase (Decrease) in Net Assets Resulting from Operations	$199,670,331	$1,200,329,345	$677,786,567	$104,873,119
[1]	Includes $(1,342,041) capital gains taxes paid for Macquarie International Core Equity Fund.
[2]	Includes net change of $541,893 capital gains taxes accrued for Macquarie International Core Equity Fund.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie Small Cap Growth Fund	Macquarie Smid Cap Core Fund	Macquarie Systematic Emerging Markets Equity Fund
Investment Income:
Dividends	$1,262,656	$2,366,700	$14,903,665
Foreign tax withheld	—	—	(1,963,936)
	1,262,656	2,366,700	12,939,729

Expenses:
Management fees	4,600,099	1,467,577	3,229,514
Distribution expenses — Class A	678,037	131,518	174,930
Distribution expenses — Class C	73,028	40,274	62,839
Distribution expenses — Class R	102,655	53,404	17,275
Distribution expenses — Class Y	35,416	6,988	36,487
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	698,571	208,183	503,029
Accounting and administration expenses	112,382	45,992	75,038
Reports and statements to shareholders expenses	78,706	23,083	50,127
Registration fees	76,688	67,031	69,243
Legal fees	41,485	9,970	21,079
Trustees’ fees	28,407	8,919	17,608
Audit and tax fees	20,975	18,048	25,476
Custodian fees	7,444	3,347	100,848
Other	30,463	9,879	21,019
	6,584,356	2,094,213	4,404,512
Less expenses waived	(982,789)	(347,822)	(1,500,604)
Less expenses paid indirectly	(653)	(210)	(1,152)
Total operating expenses	5,600,914	1,746,181	2,902,756
Net Investment Income (Loss)	(4,338,258)	620,519	10,036,973

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	74,171,591	7,923,573	36,998,638
Foreign currencies	—	—	(56,482)
Net realized gain (loss)	74,171,591	7,923,573	36,942,156

Net change in unrealized appreciation (depreciation) on:
Investments[2]	145,097,102	24,075,443	64,098,526
Foreign currencies	—	—	25,433
Net change in unrealized appreciation (depreciation)	145,097,102	24,075,443	64,123,959
Net Realized and Unrealized Gain (Loss)	219,268,693	31,999,016	101,066,115
Net Increase (Decrease) in Net Assets Resulting from Operations	$214,930,435	$32,619,535	$111,103,088
[1]	Includes $(67,244) capital gains taxes paid for Macquarie Systematic Emerging Markets Equity Fund.
[2]	Includes net change of $(635,947) on capital gains taxes accrued for Macquarie Systematic Emerging Markets Equity Fund.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Macquarie Core Equity Fund		Macquarie Global Bond Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,278,291	$9,716,356	$9,038,794	$18,822,938
Net realized gain (loss)	192,364,041	501,398,491	(11,934,475)	2,792,485
Net change in unrealized appreciation (depreciation)	467,980,401	(212,329,494)	16,723,998	(1,685,347)
Net increase (decrease) in net assets resulting from operations	664,622,733	298,785,353	13,828,317	19,930,076

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(321,268,286)	(1,114,516)	(3,048,524)
Class C	—	(2,924,978)	(10,393)	(35,767)
Class R	—	(20,082)	(11,090)	(29,259)
Institutional Class[1]	—	(77,561,865)	(2,835,110)	(7,288,723)
Class R6	—	(7,803,476)	(2,478,830)	(6,488,058)
Class Y	—	(4,172,452)	(30,011)	(65,205)
	—	(413,751,139)	(6,479,950)	(16,955,536)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	27,440,981	74,931,335	5,416,694	10,837,017
Class C	2,307,671	4,969,279	58,583	228,347
Class R	3,434	5,701	28,000	919,890
Institutional Class[1]	83,656,317	261,385,616	51,506,372	79,371,883
Class R6	84,619,968	18,416,140	23,943,364	40,382,588
Class Y	326,377	14,322,782	164,458	709,523

Net assets from reorganization:[2]
Class A	—	—	—	5,241,459
Class C	—	—	—	179,136
Institutional Class[1]	—	—	—	17,233,034
Class R6	—	—	—	40,681

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	318,513,474	1,107,012	3,028,377
Class C	—	2,912,033	10,368	35,767
Class R	—	17,434	11,090	29,259
Institutional Class[1]	—	77,450,578	2,833,060	7,283,602
Class R6	—	7,397,482	2,478,830	6,488,058
Class Y	—	4,169,310	30,003	64,732
	198,354,748	784,491,164	87,587,834	172,073,353

	Macquarie Core Equity Fund		Macquarie Global Bond Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(233,534,551)	$(512,467,584)	$(12,964,676)	$(24,362,402)
Class C	(2,714,329)	(6,906,140)	(153,966)	(1,000,585)
Class R	(26,534)	(4,155)	(188,655)	(260,901)
Institutional Class[1]	(131,865,242)	(272,770,584)	(60,333,808)	(107,899,953)
Class R6	(163,119,968)	(17,792,169)	(75,163,146)	(38,919,602)
Class Y	(2,117,369)	(19,668,849)	(317,597)	(437,668)
	(533,377,993)	(829,609,481)	(149,121,848)	(172,881,111)
Decrease in net assets derived from capital share transactions	(335,023,245)	(45,118,317)	(61,534,014)	(807,758)
Net Increase (Decrease) in Net Assets	329,599,488	(160,084,103)	(54,185,647)	2,166,782

Net Assets:
Beginning of period	3,571,013,652	3,731,097,755	484,204,903	482,038,121
End of period	$3,900,613,140	$3,571,013,652	$430,019,256	$484,204,903
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[2]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Macquarie Global Growth Fund		Macquarie High Income Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25φ (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,975,235	$1,702,851	$74,112,701	$169,029,694
Net realized gain (loss)	29,451,479	61,668,600[1]	(199,043,002)[1]	(111,541,930)[1]
Net increase from payment by affiliates	—	2,311[2]	5,370 [2]	225,710 [2]
Net change in unrealized appreciation (depreciation)	107,764,699	(19,675,834)	255,019,768	14,280,219
Net increase (decrease) in net assets resulting from operations	139,191,413	43,697,928	130,094,837	71,993,693

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(24,661,694)	(36,695,165)	(84,054,737)
Class C	—	(220,057)	(1,939,440)	(5,530,714)
Class R	—	(35,996)	(923,309)	(2,088,530)
Institutional Class[3]	—	(7,704,434)	(29,558,072)	(70,255,033)
Class R6	—	(605,049)	(1,735,389)	(6,649,197)
Class Y	—	(112,841)	(1,325,824)	(3,328,822)
	—	(33,340,071)	(72,177,199)	(171,907,033)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	6,476,233	15,220,170	20,528,893	74,002,559
Class C	273,409	422,694	844,616	5,894,185
Class R	27,957	51,510	524,060	2,288,500
Institutional Class[3]	10,890,100	34,172,803	197,971,396	226,968,018
Class R6	1,587,229	1,219,046	3,119,791	21,300,913
Class Y	152,027	110,651	5,068,583	14,072,884

Net assets from reorganization:[4]
Class A	—	346,631,874	—	305,506,943
Class C	—	1,756,259	—	2,359,840
Class R	—	254,446	—	2,183,570
Institutional Class[3]	—	77,820,374	—	92,964,377
Class R6	—	1,452,085	—	52,245,469
Class Y	—	1,189,737	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	24,452,129	35,399,392	81,188,429
Class C	—	219,127	1,935,952	5,514,417
Class R	—	28,541	922,843	2,087,840
Institutional Class[3]	—	7,688,919	29,455,192	70,005,513
Class R6	—	531,155	1,397,136	6,349,732
Class Y	—	112,824	1,290,478	3,177,350
	19,406,955	513,334,344	298,458,332	968,110,539

	Macquarie Global Growth Fund		Macquarie High Income Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25φ (Unaudited)	Year ended 3/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(56,882,545)	$(107,654,648)	$(154,832,492)	$(314,400,416)
Class C	(570,191)	(1,344,858)	(16,728,227)	(45,067,607)
Class R	(43,413)	(150,390)	(3,146,354)	(6,470,054)
Institutional Class[3]	(38,254,868)	(96,588,153)	(321,210,070)	(450,501,837)
Class R6	(1,782,076)	(2,351,845)	(61,450,202)	(32,381,108)
Class Y	(714,482)	(490,131)	(13,461,516)	(24,781,066)
	(98,247,575)	(208,580,025)	(570,828,861)	(873,602,088)
Increase (decrease) in net assets derived from capital share transactions	(78,840,620)	304,754,319	(272,370,529)	94,508,451
Net Increase (Decrease) in Net Assets	60,350,793	315,112,176	(214,452,891)	(5,404,889)

Net Assets:
Beginning of period	858,325,863	543,213,687	2,372,192,579	2,377,597,468
End of period	$918,676,656	$858,325,863	$2,157,739,688	$2,372,192,579
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[4]	See Note 5 in “Notes to financial statements.”
φ Consolidated statement of changes in net assets from July 7, 2025.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Macquarie International Core Equity Fund		Macquarie Large Cap Growth Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,082,481	$21,565,633	$(2,551,132)	$(10,474,145)
Net realized gain (loss)	90,441,095	124,363,721[1]	449,883,763	555,780,822
Net increase from payment by affiliates	—	1,025[2]	—	—
Net change in unrealized appreciation (depreciation)	98,146,755	(68,601,714)	752,996,714	(114,096,299)
Net increase (decrease) in net assets resulting from operations	199,670,331	77,328,665	1,200,329,345	431,210,378

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(2,896,018)	—	(55,002,005)
Class C	—	—	—	(1,604,520)
Class R	—	(109,473)	—	(632,720)
Institutional Class[3]	—	(6,082,082)	—	(70,881,552)
Class R6	—	(1,668,996)	—	(3,983,025)
Class Y	—	(301,857)	—	(667,666)
	—	(11,058,426)	—	(132,771,488)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	20,434,414	31,407,534	40,879,744	160,674,595
Class C	766,932	789,494	3,358,690	11,128,330
Class R	922,499	1,908,395	2,344,932	7,069,847
Institutional Class[3]	72,621,939	132,395,879	424,376,605	1,673,648,934
Class R6	10,290,098	49,807,966	13,635,027	57,229,444
Class Y	3,713,960	16,624,509	2,060,753	11,111,238

Net assets from reorganization:[4]
Class A	—	170,156,916	—	681,836,868
Class C	—	2,685,826	—	4,161,517
Class R	—	1,264,239	—	777,982
Institutional Class[3]	—	126,336,155	—	91,304,688
Class R6	—	2,879,210	—	—
Class Y	—	461,972	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	2,854,821	—	54,560,161
Class C	—	—	—	1,599,407
Class R	—	109,441	—	632,720
Institutional Class[3]	—	5,875,277	—	70,312,488
Class R6	—	1,638,525	—	3,683,658
Class Y	—	301,019	—	665,924
	108,749,842	547,497,178	486,655,751	2,830,397,801

	Macquarie International Core Equity Fund		Macquarie Large Cap Growth Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(46,199,795)	$(85,350,082)	$(276,045,446)	$(538,892,000)
Class C	(3,798,438)	(8,873,347)	(10,569,132)	(19,396,104)
Class R	(4,725,712)	(7,150,401)	(5,123,176)	(13,603,920)
Institutional Class[3]	(110,745,699)	(276,400,641)	(1,007,679,343)	(1,485,027,187)
Class R6	(115,671,524)	(109,140,924)	(82,574,573)	(161,363,855)
Class Y	(5,385,689)	(14,733,516)	(5,357,150)	(8,765,069)
	(286,526,857)	(501,648,911)	(1,387,348,820)	(2,227,048,135)
Increase (decrease) in net assets derived from capital share transactions	(177,777,015)	45,848,267	(900,693,069)	603,349,666
Net Increase in Net Assets	21,893,316	112,118,506	299,636,276	901,788,556

Net Assets:
Beginning of period	1,441,389,635	1,329,271,129	7,706,122,610	6,804,334,054
End of period	$1,463,282,951	$1,441,389,635	$8,005,758,886	$7,706,122,610
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[4]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Macquarie Mid Cap Growth Fund		Macquarie Mid Cap Income Opportunities Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(11,974,062)	$(26,004,192)	$7,271,537	$17,193,217
Net realized gain (loss)	124,771,085	742,235,343	30,975,068	127,510,840
Net change in unrealized appreciation (depreciation)	564,989,544	(1,433,147,247)	66,626,514	(132,660,067)
Net increase (decrease) in net assets resulting from operations	677,786,567	(716,916,096)	104,873,119	12,043,990

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(135,508,942)	(1,079,715)	(15,884,639)
Class C	—	(7,892,680)	(44,659)	(1,538,512)
Class R	—	(3,971,070)	(66,918)	(1,188,751)
Institutional Class[1]	—	(168,850,488)	(5,443,958)	(84,563,200)
Class R6	—	(69,127,950)	(708,262)	(9,471,480)
Class Y	—	(12,173,383)	(96,500)	(1,347,151)
	—	(397,524,513)	(7,440,012)	(113,993,733)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	19,857,322	62,581,778	5,527,550	10,900,284
Class C	904,345	5,374,726	128,931	789,799
Class R	1,795,170	5,184,735	846,827	1,581,672
Institutional Class[1]	132,802,760	528,665,889	41,964,585	158,489,110
Class R6	58,882,547	217,744,473	5,127,250	12,637,834
Class Y	5,494,067	30,378,092	829,299	1,174,280

Net assets from reorganization:[2]
Class A	—	643,330,310	—	—
Class C	—	32,772,506	—	—
Class R	—	7,649,278	—	—
Institutional Class[1]	—	353,505,893	—	—
Class R6	—	36,218,815	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	134,050,398	1,078,035	15,872,330
Class C	—	7,841,295	44,467	1,537,608
Class R	—	3,966,467	66,918	1,188,750
Institutional Class[1]	—	166,340,845	5,309,105	82,302,094
Class R6	—	68,916,553	678,048	9,073,487
Class Y	—	12,156,889	96,315	1,344,408
	219,736,211	2,316,678,942	61,697,330	296,891,656

	Macquarie Mid Cap Growth Fund		Macquarie Mid Cap Income Opportunities Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(216,071,460)	$(423,223,872)	$(14,197,425)	$(34,161,411)
Class C	(14,464,997)	(36,347,914)	(2,621,210)	(5,711,716)
Class R	(6,136,170)	(16,556,152)	(1,428,539)	(4,126,890)
Institutional Class[1]	(825,578,881)	(1,461,209,081)	(152,926,808)	(359,066,701)
Class R6	(312,287,690)	(467,442,480)	(19,413,988)	(29,060,723)
Class Y	(38,371,598)	(76,614,434)	(1,175,285)	(3,708,984)
	(1,412,910,796)	(2,481,393,933)	(191,763,255)	(435,836,425)
Decrease in net assets derived from capital share transactions	(1,193,174,585)	(164,714,991)	(130,065,925)	(138,944,769)
Net Decrease in Net Assets	(515,388,018)	(1,279,155,600)	(32,632,818)	(240,894,512)

Net Assets:
Beginning of period	4,966,757,436	6,245,913,036	931,539,517	1,172,434,029
End of period	$4,451,369,418	$4,966,757,436	$898,906,699	$931,539,517
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[2]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Macquarie Small Cap Growth Fund		Macquarie Smid Cap Core Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(4,338,258)	$(10,068,177)	$620,519	$1,028,657
Net realized gain (loss)	74,171,591	131,016,248[1]	7,923,573	4,963,432[1]
Net increase from payment by affiliates	—	63[2]	—	213[2]
Net change in unrealized appreciation (depreciation)	145,097,102	(206,234,091)	24,075,443	(4,423,653)
Net increase (decrease) in net assets resulting from operations	214,930,435	(85,285,957)	32,619,535	1,568,649

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(34,271,912)	(189,840)	(317,925)
Class C	—	(1,929,041)	(4,157)	(11,186)
Class R	—	(2,666,405)	(16,795)	(27,210)
Institutional Class[3]	—	(15,359,796)	(322,397)	(504,860)
Class R6	—	(4,161,858)	(95,682)	(155,266)
Class Y	—	(1,124,222)	(6,129)	(11,043)
	—	(59,513,234)	(635,000)	(1,027,490)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	8,141,596	24,676,263	3,609,475	11,497,050
Class C	566,095	1,798,804	286,245	1,076,321
Class R	1,058,916	3,067,937	1,964,206	3,085,234
Institutional Class[3]	40,011,820	95,499,301	59,506,052	56,516,094
Class R6	6,338,165	18,567,784	3,438,926	5,782,871
Class Y	4,933,905	3,135,837	487,235	598,916

Net assets from reorganization:[4]
Class A	—	19,820,021	—	—
Class C	—	4,221,604	—	—
Class R	—	1,475,192	—	—
Institutional Class[3]	—	64,499,652	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	34,141,794	188,839	316,563
Class C	—	1,922,282	4,129	11,186
Class R	—	2,666,405	16,795	27,210
Institutional Class[3]	—	15,203,093	318,827	497,724
Class R6	—	3,993,679	95,672	155,266
Class Y	—	1,124,097	6,116	11,027
	61,050,497	295,813,745	69,922,517	79,575,462

	Macquarie Small Cap Growth Fund		Macquarie Smid Cap Core Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(67,784,685)	$(138,037,888)	$(10,887,073)	$(24,290,069)
Class C	(2,806,983)	(7,475,399)	(1,863,744)	(3,693,714)
Class R	(4,647,809)	(8,441,688)	(1,564,176)	(4,422,088)
Institutional Class[3]	(113,711,639)	(239,850,442)	(52,056,749)	(52,603,419)
Class R6	(21,764,713)	(91,025,463)	(4,892,322)	(10,353,142)
Class Y	(4,315,133)	(12,029,542)	(802,044)	(1,000,214)
	(215,030,962)	(496,860,422)	(72,066,108)	(96,362,646)
Decrease in net assets derived from capital share transactions	(153,980,465)	(201,046,677)	(2,143,591)	(16,787,184)
Net Increase (Decrease) in Net Assets	60,949,970	(345,845,868)	29,840,944	(16,246,025)

Net Assets:
Beginning of period	1,040,570,674	1,386,416,542	323,481,870	339,727,895
End of period	$1,101,520,644	$1,040,570,674	$353,322,814	$323,481,870
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[4]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Macquarie Systematic Emerging Markets Equity Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25φ

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,036,973	$17,971,218
Net realized gain (loss)	36,942,156	34,380,248
Net change in unrealized appreciation (depreciation)	64,123,959	(19,544,652)
Net increase (decrease) in net assets resulting from operations	111,103,088	32,806,814

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(4,556,758)
Class C	—	(586,978)
Class R	—	(185,407)
Institutional Class[1]	—	(12,934,228)
Class R6	—	(3,499,420)
Class Y	—	(826,183)
	—	(22,588,974)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	5,384,169	12,334,270
Class C	804,680	3,978,117
Class R	4,995,158	990,699
Institutional Class[1]	22,836,742	87,322,698
Class R6	7,241,228	19,299,080
Class Y	3,548,221	6,249,361

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	4,505,238
Class C	—	586,655
Class R	—	184,915
Institutional Class[1]	—	11,831,001
Class R6	—	3,395,931
Class Y	—	826,151
	44,810,198	151,504,116

	Macquarie Systematic Emerging Markets Equity Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25φ

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(17,872,167)	$(42,664,345)
Class C	(3,997,780)	(7,621,248)
Class R	(911,814)	(1,299,744)
Institutional Class[1]	(77,529,185)	(153,778,389)
Class R6	(26,869,202)	(49,372,201)
Class Y	(4,245,036)	(7,519,844)
	(131,425,184)	(262,255,771)
Decrease in net assets derived from capital share transactions	(86,614,986)	(110,751,655)
Net Increase (Decrease) in Net Assets	24,488,102	(100,533,815)

Net Assets:
Beginning of period	660,493,989	761,027,804
End of period	$684,982,091	$660,493,989
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
φ Consolidated statements of changes in net assets through November 27, 2024.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Core Equity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.47	$17.11	$14.69	$18.10	$18.01	$11.73

Income (loss) from investment operations:
Net investment income[2]	0.01	0.04	0.03	0.05	0.04	0.06
Net realized and unrealized gain (loss)	3.12	1.46	4.29	(1.36)	2.56	6.65
Total from investment operations	3.13	1.50	4.32	(1.31)	2.60	6.71

Less dividends and distributions from:
Net investment income	—	(0.03)	(0.06)	(0.08)	(0.09)	(0.04)
Net realized gain	—	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	—	(2.14)	(1.90)	(2.10)	(2.51)	(0.43)

Net asset value, end of period	$19.60	$16.47	$17.11	$14.69	$18.10	$18.01

Total return[3]	19.00%[4]	7.94%[4]	31.18%[4]	(6.71%)[4]	13.88%	57.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,907,442	$2,633,516	$2,846,374	$2,574,630	$3,424,139	$3,411[5]
Ratio of expenses to average net assets[6]	0.99%	0.99%	1.00%	1.00%	0.97%	1.00%
Ratio of expenses to average net assets prior to fees waived[6]	1.01%	1.01%	1.00%	1.03%	0.97%	1.00%
Ratio of net investment income to average net assets	0.16%	0.20%	0.18%	0.32%	0.19%	0.36%
Ratio of net investment income to average net assets prior to fees waived	0.14%	0.18%	0.18%	0.29%	0.19%	0.36%
Portfolio turnover	15%	24%	35%	37%	36%	49%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Core Equity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.26	$12.34	$11.09	$14.27	$14.65	$9.63

Income (loss) from investment operations:
Net investment loss[2]	(0.04)[3]	(0.07)	(0.07)	(0.06)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	2.12	1.10	3.17	(1.10)	2.10	5.45
Total from investment operations	2.08	1.03	3.10	(1.16)	1.99	5.39

Less dividends and distributions from:
Net investment income	—	—	(0.01)	—	(0.01)	—
Net realized gain	—	(2.11)	(1.84)	(2.02)	(2.36)	(0.37)
Total dividends and distributions	—	(2.11)	(1.85)	(2.02)	(2.37)	(0.37)

Net asset value, end of period	$13.34	$11.26	$12.34	$11.09	$14.27	$14.65

Total return[4]	18.47%[5]	7.17%[5]	30.19%[5]	(7.48%)[5]	12.85%	56.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,289	$17,523	$18,101	$17,253	$27,556	$33[6]
Ratio of expenses to average net assets[7]	1.74%	1.74%	1.75%	1.84%	1.85%	1.88%
Ratio of expenses to average net assets prior to fees waived[7]	1.76%	1.76%	1.75%	1.99%	1.85%	1.88%
Ratio of net investment loss to average net assets	(0.59%)	(0.55%)	(0.57%)	(0.52%)	(0.70%)	(0.51%)
Ratio of net investment loss to average net assets prior to fees waived	(0.61%)	(0.57%)	(0.57%)	(0.67%)	(0.70%)	(0.51%)
Portfolio turnover	15%	24%	35%	37%	36%	49%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Core Equity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.16	$16.84	$14.47	$17.88	$17.82	$11.62

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)[3]	(0.01)	(0.01)	0.01	(0.04)	(0.01)
Net realized and unrealized gain (loss)	3.05	1.44	4.22	(1.35)	2.53	6.59
Total from investment operations	3.04	1.43	4.21	(1.34)	2.49	6.58

Less dividends and distributions from:
Net investment income	—	—[4]	—	(0.05)	(0.04)	—
Net realized gain	—	(2.11)	(1.84)	(2.02)	(2.39)	(0.38)
Total dividends and distributions	—	(2.11)	(1.84)	(2.07)	(2.43)	(0.38)

Net asset value, end of period	$19.20	$16.16	$16.84	$14.47	$17.88	$17.82

Total return[5]	18.81%[6]	7.67%[6]	30.84%[6]	(6.98%)[6]	13.42%	56.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$180	$172	$161	$231	$212	$1[7]
Ratio of expenses to average net assets[8]	1.24%	1.24%	1.25%	1.30%	1.39%	1.40%
Ratio of expenses to average net assets prior to fees waived[8]	1.26%	1.26%	1.25%	1.31%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets	(0.08%)	(0.05%)	(0.07%)	0.03%	(0.22%)	(0.04%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.10%)	(0.07%)	(0.07%)	0.02%	(0.22%)	(0.04%)
Portfolio turnover	15%	24%	35%	37%	36%	49%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Core Equity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.77	$21.06	$17.67	$21.24	$20.77	$13.47

Income (loss) from investment operations:
Net investment income[2]	0.05	0.10	0.08	0.10	0.08	0.10
Net realized and unrealized gain (loss)	3.92	1.78	5.22	(1.57)	2.93	7.66
Total from investment operations	3.97	1.88	5.30	(1.47)	3.01	7.76

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.07)	(0.08)	(0.12)	(0.07)
Net realized gain	—	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	—	(2.17)	(1.91)	(2.10)	(2.54)	(0.46)

Net asset value, end of period	$24.74	$20.77	$21.06	$17.67	$21.24	$20.77

Total return[3]	19.11%[4]	8.23%[4]	31.50%[4]	(6.46%)	14.00%	57.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$914,122	$814,243	$764,906	$744,911	$1,070,912	$1,101[5]
Ratio of expenses to average net assets[6]	0.74%	0.74%	0.75%	0.78%	0.79%	0.81%
Ratio of expenses to average net assets prior to fees waived[6]	0.76%	0.76%	0.75%	0.78%	0.79%	0.81%
Ratio of net investment income to average net assets	0.41%	0.45%	0.43%	0.55%	0.37%	0.55%
Ratio of net investment income to average net assets prior to fees waived	0.39%	0.43%	0.43%	0.55%	0.37%	0.55%
Portfolio turnover	15%	24%	35%	37%	36%	49%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Core Equity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.84	$21.13	$17.73	$21.31	$20.82	$13.50

Income (loss) from investment operations:
Net investment income[2]	0.06	0.12	0.09	0.12	0.12	0.12
Net realized and unrealized gain (loss)	3.92	1.78	5.24	(1.59)	2.94	7.68
Total from investment operations	3.98	1.90	5.33	(1.47)	3.06	7.80

Less dividends and distributions from:
Net investment income	—	(0.08)	(0.09)	(0.09)	(0.15)	(0.09)
Net realized gain	—	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	—	(2.19)	(1.93)	(2.11)	(2.57)	(0.48)

Net asset value, end of period	$24.82	$20.84	$21.13	$17.73	$21.31	$20.82

Total return[3]	19.10%[4]	8.31%[4]	31.60%[4]	(6.44%)	14.23%	58.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,708	$77,069	$70,743	$48,677	$91,633	$90[5]
Ratio of expenses to average net assets[6]	0.67%	0.67%	0.70%	0.69%	0.64%	0.66%
Ratio of expenses to average net assets prior to fees waived[6]	0.69%	0.69%	0.70%	0.69%	0.64%	0.66%
Ratio of net investment income to average net assets	0.57%	0.52%	0.48%	0.64%	0.52%	0.68%
Ratio of net investment income to average net assets prior to fees waived	0.55%	0.50%	0.48%	0.64%	0.52%	0.68%
Portfolio turnover	15%	24%	35%	37%	36%	49%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Core Equity Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.50	$19.93	$16.83	$20.38	$20.01	$13.00

Income (loss) from investment operations:
Net investment income[2]	0.02	0.04	0.03	0.07	0.07	0.09
Net realized and unrealized gain (loss)	3.68	1.70	4.95	(1.52)	2.83	7.37
Total from investment operations	3.70	1.74	4.98	(1.45)	2.90	7.46

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.04)	(0.08)	(0.11)	(0.06)
Net realized gain	—	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	—	(2.17)	(1.88)	(2.10)	(2.53)	(0.45)

Net asset value, end of period	$23.20	$19.50	$19.93	$16.83	$20.38	$20.01

Total return[3]	18.97%[4]	7.99%[4]	31.13%	(6.63%)[4]	13.99%[4]	57.75%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,872	$28,491	$30,813	$25,065	$29,855	$26[5]
Ratio of expenses to average net assets[6]	0.99%	0.99%	1.00%	0.94%	0.84%	0.85%
Ratio of expenses to average net assets prior to fees waived[6]	1.01%	1.01%	1.00%	0.97%	1.04%	1.05%
Ratio of net investment income to average net assets	0.16%	0.21%	0.18%	0.39%	0.32%	0.50%
Ratio of net investment income to average net assets prior to fees waived	0.14%	0.19%	0.18%	0.36%	0.12%	0.30%
Portfolio turnover	15%	24%	35%	37%	36%	49%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.20	$9.15	$9.09	$9.57	$10.26	$9.26

Income (loss) from investment operations:
Net investment income[2]	0.17	0.33	0.32	0.24	0.25	0.32
Net realized and unrealized gain (loss)	0.10	0.01	0.05	(0.44)	(0.69)	0.95
Total from investment operations	0.27	0.34	0.37	(0.20)	(0.44)	1.27

Less dividends and distributions from:
Net investment income	(0.12)	(0.29)	(0.31)	(0.28)	(0.25)	(0.27)
Total dividends and distributions	(0.12)	(0.29)	(0.31)	(0.28)	(0.25)	(0.27)

Net asset value, end of period	$9.35	$9.20	$9.15	$9.09	$9.57	$10.26

Total return[3]	2.93%	3.82%	4.19%	(2.00%)	(4.39%)	13.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,694	$91,772	$96,400	$111,266	$150,133	$178[4]
Ratio of expenses to average net assets[5]	0.95%	0.96%[6]	0.97%[7]	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived[5]	1.13%	1.13%[6]	1.09%[7]	1.24%	1.19%	1.20%
Ratio of net investment income to average net assets	3.62%	3.58%	3.58%	2.64%	2.46%	3.18%
Ratio of net investment income to average net assets prior to fees waived	3.44%	3.41%	3.46%	2.36%	2.23%	2.94%
Portfolio turnover	62%	226%	181%	124%	50%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.96% and 1.08%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.19	$9.14	$9.09	$9.57	$10.25	$9.26

Income (loss) from investment operations:
Net investment income[2]	0.13	0.26	0.25	0.17	0.17	0.25
Net realized and unrealized gain (loss)	0.10	0.01	0.05	(0.43)	(0.68)	0.94
Total from investment operations	0.23	0.27	0.30	(0.26)	(0.51)	1.19

Less dividends and distributions from:
Net investment income	(0.08)	(0.22)	(0.25)	(0.22)	(0.17)	(0.20)
Total dividends and distributions	(0.08)	(0.22)	(0.25)	(0.22)	(0.17)	(0.20)

Net asset value, end of period	$9.34	$9.19	$9.14	$9.09	$9.57	$10.25

Total return[3]	2.55%	3.01%	3.36%	(2.68%)	(5.04%)	12.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,118	$1,185	$1,729	$2,675	$3,499	$4[4]
Ratio of expenses to average net assets[5]	1.70%	1.71%[6]	1.72%[7]	1.71%	1.72%	1.72%
Ratio of expenses to average net assets prior to fees waived[5]	1.88%	1.88%[6]	1.84%[7]	2.06%	1.97%	1.96%
Ratio of net investment income to average net assets	2.87%	2.83%	2.83%	1.91%	1.69%	2.45%
Ratio of net investment income to average net assets prior to fees waived	2.69%	2.66%	2.71%	1.56%	1.44%	2.21%
Portfolio turnover	62%	226%	181%	124%	50%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 1.71% and 1.83%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.17	$9.13	$9.07	$9.55	$10.23	$9.24

Income (loss) from investment operations:
Net investment income[2]	0.16	0.30	0.30	0.21	0.20	0.28
Net realized and unrealized gain (loss)	0.10	0.01	0.05	(0.43)	(0.68)	0.93
Total from investment operations	0.26	0.31	0.35	(0.22)	(0.48)	1.21

Less dividends and distributions from:
Net investment income	(0.11)	(0.27)	(0.29)	(0.26)	(0.20)	(0.22)
Total dividends and distributions	(0.11)	(0.27)	(0.29)	(0.26)	(0.20)	(0.22)

Net asset value, end of period	$9.32	$9.17	$9.13	$9.07	$9.55	$10.23

Total return[3]	2.82%[4]	3.50%[4]	3.98%[4]	(2.31%)[4]	(4.77%)	13.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$907	$1,043	$342	$257	$260	$—[5,6]
Ratio of expenses to average net assets[7]	1.20%	1.21%[8]	1.22%[9]	1.29%	1.45%	1.46%
Ratio of expenses to average net assets prior to fees waived[7]	1.38%	1.38%[8]	1.34%[9]	1.31%	1.45%	1.46%
Ratio of net investment income to average net assets	3.37%	3.33%	3.33%	2.35%	1.96%	2.77%
Ratio of net investment income to average net assets prior to fees waived	3.19%	3.16%	3.21%	2.33%	1.96%	2.77%
Portfolio turnover	62%	226%	181%	124%	50%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 1.21% and 1.33%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.18	$9.14	$9.09	$9.57	$10.25	$9.26

Income (loss) from investment operations:
Net investment income[2]	0.18	0.35	0.34	0.26	0.27	0.35
Net realized and unrealized gain (loss)	0.10	0.01	0.05	(0.43)	(0.68)	0.93
Total from investment operations	0.28	0.36	0.39	(0.17)	(0.41)	1.28

Less dividends and distributions from:
Net investment income	(0.13)	(0.32)	(0.34)	(0.31)	(0.27)	(0.29)
Total dividends and distributions	(0.13)	(0.32)	(0.34)	(0.31)	(0.27)	(0.29)

Net asset value, end of period	$9.33	$9.18	$9.14	$9.09	$9.57	$10.25

Total return[3]	3.07%	3.97%	4.44%	(1.76%)	(4.08%)	13.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$204,960	$207,714	$210,566	$179,446	$198,358	$241[4]
Ratio of expenses to average net assets[5]	0.70%	0.71%[6]	0.72%[7]	0.72%	0.74%	0.74%
Ratio of expenses to average net assets prior to fees waived[5]	0.88%	0.88%[6]	0.84%[7]	0.75%	0.86%	0.89%
Ratio of net investment income to average net assets	3.87%	3.83%	3.83%	2.91%	2.67%	3.39%
Ratio of net investment income to average net assets prior to fees waived	3.69%	3.66%	3.71%	2.88%	2.55%	3.24%
Portfolio turnover	62%	226%	181%	124%	50%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.71% and 0.83%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.18	$9.13	$9.09	$9.57	$10.26	$9.26

Income (loss) from investment operations:
Net investment income[2]	0.18	0.36	0.35	0.26	0.27	0.34
Net realized and unrealized gain (loss)	0.10	0.02	0.05	(0.43)	(0.68)	0.95
Total from investment operations	0.28	0.38	0.40	(0.17)	(0.41)	1.29

Less dividends and distributions from:
Net investment income	(0.13)	(0.33)	(0.36)	(0.31)	(0.28)	(0.29)
Total dividends and distributions	(0.13)	(0.33)	(0.36)	(0.31)	(0.28)	(0.29)

Net asset value, end of period	$9.33	$9.18	$9.13	$9.09	$9.57	$10.26

Total return[3]	3.13%[4]	4.22%[4]	4.50%[4]	(1.75%)	(4.14%)	14.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$134,081	$180,146	$171,002	$132,679	$143,870	$62[5]
Ratio of expenses to average net assets[6]	0.57%	0.58%[7]	0.64%[8]	0.73%	0.70%	0.72%
Ratio of expenses to average net assets prior to fees waived[6]	0.75%	0.75%[7]	0.74%[8]	0.73%	0.70%	0.72%
Ratio of net investment income to average net assets	4.00%	3.95%	3.91%	2.90%	2.65%	3.32%
Ratio of net investment income to average net assets prior to fees waived	3.82%	3.78%	3.81%	2.90%	2.65%	3.32%
Portfolio turnover	62%	226%	181%	124%	50%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[8]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.63% and 0.73%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Bond Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.20	$9.15	$9.09	$9.58	$10.26	$9.26

Income (loss) from investment operations:
Net investment income[2]	0.17	0.33	0.32	0.25	0.25	0.32
Net realized and unrealized gain (loss)	0.09	0.02	0.05	(0.45)	(0.68)	0.95
Total from investment operations	0.26	0.35	0.37	(0.20)	(0.43)	1.27

Less dividends and distributions from:
Net investment income	(0.12)	(0.30)	(0.31)	(0.29)	(0.25)	(0.27)
Total dividends and distributions	(0.12)	(0.30)	(0.31)	(0.29)	(0.25)	(0.27)

Net asset value, end of period	$9.34	$9.20	$9.15	$9.09	$9.58	$10.26

Total return[3]	2.83%	3.84%	4.21%	(2.06%)	(4.29%)	13.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,259	$2,345	$1,999	$1,879	$881	$1[4]
Ratio of expenses to average net assets[5]	0.95%	0.96%[6]	0.97%[7]	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived[5]	1.13%	1.13%[6]	1.09%[7]	0.99%	1.11%	1.12%
Ratio of net investment income to average net assets	3.62%	3.58%	3.58%	2.74%	2.42%	3.18%
Ratio of net investment income to average net assets prior to fees waived	3.44%	3.41%	3.46%	2.71%	2.27%	3.02%
Portfolio turnover	62%	226%	181%	124%	50%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.96% and 1.08%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$35.09	$34.68	$29.35	$54.30	$56.56	$37.75

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.04	0.21[3]	0.22	0.08	(0.04)
Net realized and unrealized gain (loss)	5.84	1.73	7.03	(3.65)	1.81	21.67
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	5.91	1.77	7.24	(3.43)	1.89	21.63

Less dividends and distributions from:
Net investment income	—	(0.09)	(0.20)	—	(0.19)	—
Net realized gain	—	(1.27)	(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	—	(1.36)	(1.91)	(21.52)	(4.15)	(2.82)

Net asset value, end of period	$41.00	$35.09	$34.68	$29.35	$54.30	$56.56

Total return[5]	16.84%[6]	4.96%[4,6]	25.48%[3,6]	(4.48%)[6]	2.84%	57.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$684,396	$631,961	$346,465	$333,400	$481,991	$531[7]
Ratio of expenses to average net assets[8]	1.09%	1.13%[9]	1.18%	1.28%	1.27%	1.34%
Ratio of expenses to average net assets prior to fees waived[8]	1.28%	1.32%[9]	1.19%	1.39%	1.27%	1.34%
Ratio of net investment income (loss) to average net assets	0.38%	0.12%	0.68%	0.53%	0.14%	(0.08%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.19%	(0.07%)	0.67%	0.42%	0.14%	(0.08%)
Portfolio turnover	18%	55%	47%	39%	45%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.05 and total return by 0.17%. See Note 1 in “Notes to financial statements.”
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.33	$20.77	$18.40	$43.16	$45.65	$31.11

Income (loss) from investment operations:
Net investment loss[2]	(0.04)[3]	(0.14)	(0.02)[4]	(0.10)	(0.40)	(0.41)
Net realized and unrealized gain (loss)	3.37	1.06	4.29	(3.14)	1.51	17.77
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	3.33	0.92	4.27	(3.24)	1.11	17.36

Less dividends and distributions from:
Net investment income	—	(0.09)	(0.19)	—	—	—
Net realized gain	—	(1.27)	(1.71)	(21.52)	(3.60)	(2.82)
Total dividends and distributions	—	(1.36)	(1.90)	(21.52)	(3.60)	(2.82)

Net asset value, end of period	$23.66	$20.33	$20.77	$18.40	$43.16	$45.65

Total return[6]	16.38%[7]	4.17%[5,7]	24.49%[4,7]	(5.30%)[7]	1.88%	56.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,303	$3,124	$2,164	$2,187	$3,530	$5[8]
Ratio of expenses to average net assets[9]	1.85%	1.89%[10]	1.94%	2.17%	2.22%	2.25%
Ratio of expenses to average net assets prior to fees waived[9]	2.04%	2.08%[10]	1.95%	2.51%	2.22%	2.25%
Ratio of net investment loss to average net assets	(0.37%)	(0.64%)	(0.08%)	(0.35%)	(0.84%)	(1.00%)
Ratio of net investment loss to average net assets prior to fees waived	(0.56%)	(0.83%)	(0.09%)	(0.69%)	(0.84%)	(1.00%)
Portfolio turnover	18%	55%	47%	39%	45%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment loss per share by $0.03 and total return by 0.16%. See Note 1 in “Notes to financial statements.”
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[7]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$33.88	$33.53	$28.46	$53.50	$55.69	$37.32

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	(0.03)	0.12[3]	0.09	(0.15)	(0.21)
Net realized and unrealized gain (loss)	5.63	1.65	6.80	(3.61)	1.78	21.40
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	5.65	1.62	6.92	(3.52)	1.63	21.19

Less dividends and distributions from:
Net investment income	—	—	(0.14)	—	(0.01)	—
Net realized gain	—	(1.27)	(1.71)	(21.52)	(3.81)	(2.82)
Total dividends and distributions	—	(1.27)	(1.85)	(21.52)	(3.82)	(2.82)

Net asset value, end of period	$39.53	$33.88	$33.53	$28.46	$53.50	$55.69

Total return[5]	16.68%[6]	4.69%[4,6]	25.13%[3,6]	(4.74%)[6]	2.46%	57.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,102	$959	$772	$716	$835	$1[7]
Ratio of expenses to average net assets[8]	1.35%	1.39%[9]	1.44%	1.55%	1.66%	1.68%
Ratio of expenses to average net assets prior to fees waived[8]	1.54%	1.58%[9]	1.45%	1.57%	1.66%	1.68%
Ratio of net investment income (loss) to average net assets	0.11%	(0.10%)	0.41%	0.23%	(0.25%)	(0.42%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.08%)	(0.29%)	0.40%	0.21%	(0.25%)	(0.42%)
Portfolio turnover	18%	55%	47%	39%	45%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.04 and total return by 0.14%. See Note 1 in “Notes to financial statements.”
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$37.21	$36.64	$30.86	$55.82	$58.10	$38.63

Income (loss) from investment operations:
Net investment income[2]	0.13	0.16	0.31[3]	0.37	0.20	0.10
Net realized and unrealized gain (loss)	6.18	1.78	7.41	(3.75)	1.89	22.20
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	6.31	1.94	7.72	(3.38)	2.09	22.30

Less dividends and distributions from:
Net investment income	—	(0.10)	(0.23)	(0.06)	(0.41)	(0.01)
Net realized gain	—	(1.27)	(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	—	(1.37)	(1.94)	(21.58)	(4.37)	(2.83)

Net asset value, end of period	$43.52	$37.21	$36.64	$30.86	$55.82	$58.10

Total return[5]	16.96%	5.17%[4]	25.81%[3]	(4.25%)	3.09%	58.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$208,962	$203,757	$177,272	$196,155	$379,099	$494[6]
Ratio of expenses to average net assets[7]	0.85%	0.89%[8]	0.94%	1.01%	1.06%	1.06%
Ratio of expenses to average net assets prior to fees waived[7]	1.04%	1.08%[8]	0.95%	1.03%	1.07%	1.09%
Ratio of net investment income to average net assets	0.63%	0.42%	0.94%	0.85%	0.33%	0.19%
Ratio of net investment income to average net assets prior to fees waived	0.44%	0.23%	0.93%	0.83%	0.32%	0.16%
Portfolio turnover	18%	55%	47%	39%	45%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.05 and total return by 0.16%. See Note 1 in “Notes to financial statements.”
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$37.30	$36.74	$31.04	$56.21	$58.51	$38.85

Income (loss) from investment operations:
Net investment income[2]	0.14	0.20	0.29[3]	0.31	0.23	0.16
Net realized and unrealized gain (loss)	6.21	1.79	7.48	(3.70)	1.96	22.35
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	6.35	1.99	7.77	(3.39)	2.19	22.51

Less dividends and distributions from:
Net investment income	—	(0.16)	(0.36)	(0.26)	(0.53)	(0.03)
Net realized gain	—	(1.27)	(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	—	(1.43)	(2.07)	(21.78)	(4.49)	(2.85)

Net asset value, end of period	$43.65	$37.30	$36.74	$31.04	$56.21	$58.51

Total return[5]	17.03%[6]	5.28%[4,6]	25.87%[3,6]	(4.20%)[6]	3.22%	58.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,249	$15,739	$14,681	$2,908	$2,633	$19[7]
Ratio of expenses to average net assets[8]	0.75%	0.79%[9]	0.85%	0.98%	0.91%	0.94%
Ratio of expenses to average net assets prior to fees waived[8]	0.95%	1.00%[9]	0.92%	1.00%	0.91%	0.94%
Ratio of net investment income to average net assets	0.71%	0.53%	0.87%	0.73%	0.37%	0.31%
Ratio of net investment income to average net assets prior to fees waived	0.51%	0.32%	0.80%	0.71%	0.37%	0.31%
Portfolio turnover	18%	55%	47%	39%	45%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.05 and total return by 0.16%. See Note 1 in “Notes to financial statements.”
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$35.45	$35.04	$29.66	$54.63	$56.88	$37.95

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.04	0.24[3]	0.21	0.07	(0.05)
Net realized and unrealized gain (loss)	5.89	1.73	7.08	(3.66)	1.83	21.80
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	5.97	1.77	7.32	(3.45)	1.90	21.75

Less dividends and distributions from:
Net investment income	—	(0.09)	(0.23)	—	(0.19)	—
Net realized gain	—	(1.27)	(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	—	(1.36)	(1.94)	(21.52)	(4.15)	(2.82)

Net asset value, end of period	$41.42	$35.45	$35.04	$29.66	$54.63	$56.88

Total return[5]	16.84%	4.92%[4]	25.48%[3]	(4.50%)	2.85%	57.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,665	$2,786	$1,860	$1,483	$1,962	$3[6]
Ratio of expenses to average net assets[7]	1.10%	1.14%[8]	1.19%	1.28%	1.28%	1.34%
Ratio of expenses to average net assets prior to fees waived[7]	1.29%	1.33%[8]	1.20%	1.32%	1.32%	1.36%
Ratio of net investment income (loss) to average net assets	0.41%	0.11%	0.64%	0.51%	0.11%	(0.09%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.22%	(0.08%)	0.63%	0.47%	0.07%	(0.11%)
Portfolio turnover	18%	55%	47%	39%	45%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.05 and total return by 0.17%. See Note 1 in “Notes to financial statements.”
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie High Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25φ,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.83	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[2]	0.19	0.38	0.43	0.44	0.46	0.41
Net realized and unrealized gain (loss)	0.14	(0.24)	0.21	(0.86)	(0.38)	1.21
Payment by affiliates	—[3]	—[3]	—	—	—	—
Total from investment operations	0.33	0.14	0.64	(0.42)	0.08	1.62

Less dividends and distributions from:
Net investment income	(0.18)	(0.39)	(0.43)	(0.44)	(0.45)	(0.43)
Total dividends and distributions	(0.18)	(0.39)	(0.43)	(0.44)	(0.45)	(0.43)

Net asset value, end of period	$5.98	$5.83	$6.08	$5.87	$6.73	$7.10

Total return[4]	5.83%[3,5]	2.26%[3,5]	11.36%	(6.02%)[5]	1.09%[6]	28.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,138,070	$1,207,774	$1,109,865	$1,196,375	$1,576,813	$1,816[7]
Ratio of expenses to average net assets[8]	0.88%	1.00%[9,10]	0.89%	1.00%	0.95%	0.97%
Ratio of expenses to average net assets prior to fees waived[8]	0.98%	1.08%[9,10]	0.89%	1.02%	0.95%	0.97%
Ratio of net investment income to average net assets	6.43%	6.32%	7.27%	7.38%	6.44%	6.16%
Ratio of net investment income to average net assets prior to fees waived	6.33%	6.24%	7.27%	7.36%	6.44%	6.16%
Portfolio turnover	14%	56%	30%	50%	48%	59%
φ	Consolidated financial highlights from July 7, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[10]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie High Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25φ,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.82	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[2]	0.17	0.34	0.39	0.40	0.40	0.36
Net realized and unrealized gain (loss)	0.15	(0.26)	0.20	(0.86)	(0.37)	1.22
Payment by affiliates	—[3]	—[3]	—	—	—	—
Total from investment operations	0.32	0.08	0.59	(0.46)	0.03	1.58

Less dividends and distributions from:
Net investment income	(0.16)	(0.34)	(0.38)	(0.40)	(0.40)	(0.39)
Total dividends and distributions	(0.16)	(0.34)	(0.38)	(0.40)	(0.40)	(0.39)

Net asset value, end of period	$5.98	$5.82	$6.08	$5.87	$6.73	$7.10

Total return[4]	5.61%[3,5]	1.32%[3,5]	10.53%	(6.70%)[5]	0.38%[5,6]	27.28%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,730	$76,913	$111,787	$141,497	$221,601	$321[7]
Ratio of expenses to average net assets[8]	1.63%	1.75%[9,10]	1.64%	1.71%	1.66%	1.66%
Ratio of expenses to average net assets prior to fees waived[8]	1.73%	1.83%[9,10]	1.64%	1.81%	1.70%	1.70%
Ratio of net investment income to average net assets	5.68%	5.54%	6.52%	6.64%	5.72%	5.50%
Ratio of net investment income to average net assets prior to fees waived	5.58%	5.46%	6.52%	6.54%	5.68%	5.46%
Portfolio turnover	14%	56%	30%	50%	48%	59%
φ	Consolidated financial highlights from July 7, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[10]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie High Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25φ,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.82	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[2]	0.18	0.37	0.41	0.42	0.43	0.39
Net realized and unrealized gain (loss)	0.16	(0.26)	0.21	(0.85)	(0.37)	1.21
Payment by affiliates	—[3]	—[3]	—	—	—	—
Total from investment operations	0.34	0.11	0.62	(0.43)	0.06	1.60

Less dividends and distributions from:
Net investment income	(0.18)	(0.37)	(0.41)	(0.43)	(0.43)	(0.41)
Total dividends and distributions	(0.18)	(0.37)	(0.41)	(0.43)	(0.43)	(0.41)

Net asset value, end of period	$5.98	$5.82	$6.08	$5.87	$6.73	$7.10

Total return[4]	5.87%[3,5]	1.83%[3,5]	11.08%	(6.29%)	0.71%[6]	27.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,594	$31,504	$32,778	$34,322	$44,613	$48[7]
Ratio of expenses to average net assets[8]	1.13%	1.25%[9,10]	1.14%	1.28%	1.34%	1.35%
Ratio of expenses to average net assets prior to fees waived[8]	1.23%	1.33%[9,10]	1.14%	1.28%	1.34%	1.35%
Ratio of net investment income to average net assets	6.18%	6.07%	7.02%	7.09%	6.05%	5.79%
Ratio of net investment income to average net assets prior to fees waived	6.08%	5.99%	7.02%	7.09%	6.05%	5.79%
Portfolio turnover	14%	56%	30%	50%	48%	59%
φ	Consolidated financial highlights from July 7, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[10]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie High Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25φ,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.82	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[2]	0.20	0.40	0.44	0.45	0.47	0.43
Net realized and unrealized gain (loss)	0.15	(0.26)	0.21	(0.85)	(0.37)	1.21
Payment by affiliates	—[3]	—[3]	—	—	—	—
Total from investment operations	0.35	0.14	0.65	(0.40)	0.10	1.64

Less dividends and distributions from:
Net investment income	(0.19)	(0.40)	(0.44)	(0.46)	(0.47)	(0.45)
Total dividends and distributions	(0.19)	(0.40)	(0.44)	(0.46)	(0.47)	(0.45)

Net asset value, end of period	$5.98	$5.82	$6.08	$5.87	$6.73	$7.10

Total return[4]	6.14%[3,5]	2.34%[3,5]	11.63%	(5.79%)	1.31%[6]	28.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$843,004	$912,237	$1,013,680	$1,035,891	$1,454,150	$1,868[7]
Ratio of expenses to average net assets[8]	0.63%	0.75%[9,10]	0.64%	0.75%	0.74%	0.75%
Ratio of expenses to average net assets prior to fees waived[8]	0.73%	0.83%[9,10]	0.64%	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	6.68%	6.57%	7.52%	7.61%	6.66%	6.38%
Ratio of net investment income to average net assets prior to fees waived	6.58%	6.49%	7.52%	7.61%	6.66%	6.38%
Portfolio turnover	14%	56%	30%	50%	48%	59%
φ	Consolidated financial highlights from July 7, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[10]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie High Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25φ,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.83	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[2]	0.20	0.40	0.45	0.46	0.48	0.44
Net realized and unrealized gain (loss)	0.14	(0.24)	0.20	(0.86)	(0.37)	1.21
Payment by affiliates	—[3]	—[3]	—	—	—	—
Total from investment operations	0.34	0.16	0.65	(0.40)	0.11	1.65

Less dividends and distributions from:
Net investment income	(0.19)	(0.41)	(0.44)	(0.46)	(0.48)	(0.46)
Total dividends and distributions	(0.19)	(0.41)	(0.44)	(0.46)	(0.48)	(0.46)

Net asset value, end of period	$5.98	$5.83	$6.08	$5.87	$6.73	$7.10

Total return[4]	6.00%[3,5]	2.60%[3,5]	11.64%	(5.68%)	1.45%[6]	28.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,746	$97,070	$53,111	$59,659	$64,630	$67[7]
Ratio of expenses to average net assets[8]	0.54%	0.66%[9,10]	0.62%	0.64%	0.60%	0.60%
Ratio of expenses to average net assets prior to fees waived[8]	0.64%	0.74%[9,10]	0.62%	0.64%	0.60%	0.60%
Ratio of net investment income to average net assets	6.82%	6.68%	7.57%	7.78%	6.78%	6.54%
Ratio of net investment income to average net assets prior to fees waived	6.72%	6.60%	7.57%	7.78%	6.78%	6.54%
Portfolio turnover	14%	56%	30%	50%	48%	59%
φ	Consolidated financial highlights from July 7, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[10]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie High Income Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25φ,1 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.82	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[2]	0.19	0.38	0.43	0.44	0.45	0.41
Net realized and unrealized gain (loss)	0.15	(0.25)	0.21	(0.86)	(0.37)	1.21
Payment by affiliates	—[3]	—[3]	—	—	—	—
Total from investment operations	0.34	0.13	0.64	(0.42)	0.08	1.62

Less dividends and distributions from:
Net investment income	(0.18)	(0.39)	(0.43)	(0.44)	(0.45)	(0.43)
Total dividends and distributions	(0.18)	(0.39)	(0.43)	(0.44)	(0.45)	(0.43)

Net asset value, end of period	$5.98	$5.82	$6.08	$5.87	$6.73	$7.10

Total return[4]	6.01%[3,5]	2.08%[3,5]	11.35%	(6.02%)	1.09%[5,6]	28.17%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,596	$46,695	$56,376	$68,758	$99,847	$138[7]
Ratio of expenses to average net assets[8]	0.88%	1.00%[9,10]	0.89%	1.00%	0.96%	0.97%
Ratio of expenses to average net assets prior to fees waived[8]	0.98%	1.08%[9,10]	0.89%	1.00%	0.99%	1.00%
Ratio of net investment income to average net assets	6.43%	6.32%	7.27%	7.34%	6.37%	6.17%
Ratio of net investment income to average net assets prior to fees waived	6.33%	6.24%	7.27%	7.34%	6.34%	6.14%
Portfolio turnover	14%	56%	30%	50%	48%	59%
φ	Consolidated financial highlights from July 7, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[10]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie International Core Equity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.84	$20.99	$18.83	$19.09	$19.82	$13.29

Income (loss) from investment operations:
Net investment income[2]	0.16[3]	0.25[3]	0.39[3]	0.38	0.18	0.23
Net realized and unrealized gain (loss)	2.94	0.74	2.28[4]	(0.50)	(0.41)	6.48
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	3.10	0.99	2.67	(0.12)	(0.23)	6.71

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.51)	(0.14)	(0.50)	(0.18)
Total dividends and distributions	—	(0.14)	(0.51)	(0.14)	(0.50)	(0.18)

Net asset value, end of period	$24.94	$21.84	$20.99	$18.83	$19.09	$19.82

Total return[6]	14.20%[3]	4.75%[3,5]	14.36%[3,4]	(0.55%)	(1.28%)	50.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$466,253	$431,680	$293,102	$278,607	$329,081	$388[7]
Ratio of expenses to average net assets[8]	1.02%	1.05%[9]	1.04%	1.11%	1.23%	1.23%
Ratio of expenses to average net assets prior to fees waived[8]	1.29%	1.33%[9]	1.26%	1.42%	1.36%	1.35%
Ratio of net investment income to average net assets	1.31%	1.16%	2.01%	2.20%	0.89%	1.33%
Ratio of net investment income to average net assets prior to fees waived	1.04%	0.88%	1.79%	1.89%	0.76%	1.21%
Portfolio turnover	43%	84%	42%	43%	71%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02, $0.02 and $0.07 and total return by 0.09%, 0.10% and 0.37% for the six months ended September 30, 2025 and the years ended March 31, 2025, and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie International Core Equity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.96	$18.24	$16.39	$16.62	$17.33	$11.65

Income (loss) from investment operations:
Net investment income[2]	0.06[3]	0.11[3]	0.23[3]	0.22	0.04	0.09
Net realized and unrealized gain (loss)	2.55	0.61	1.95[4]	(0.43)	(0.36)	5.68
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	2.61	0.72	2.18	(0.21)	(0.32)	5.77

Less dividends and distributions from:
Net investment income	—	—	(0.33)	(0.02)	(0.39)	(0.09)
Total dividends and distributions	—	—	(0.33)	(0.02)	(0.39)	(0.09)

Net asset value, end of period	$21.57	$18.96	$18.24	$16.39	$16.62	$17.33

Total return[6]	13.77%[3]	3.95%[3,5]	13.47%[3,4]	(1.23%)	(1.97%)	49.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,312	$13,597	$18,338	$28,549	$45,987	$67[7]
Ratio of expenses to average net assets[8]	1.77%	1.80%[9]	1.79%	1.84%	1.92%	1.92%
Ratio of expenses to average net assets prior to fees waived[8]	2.04%	2.08%[9]	2.01%	2.20%	2.06%	2.05%
Ratio of net investment income to average net assets	0.59%	0.62%	1.34%	1.46%	0.23%	0.58%
Ratio of net investment income to average net assets prior to fees waived	0.32%	0.34%	1.12%	1.10%	0.09%	0.45%
Portfolio turnover	43%	84%	42%	43%	71%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02, $0.02 and $0.06 and total return by 0.11%, 0.11% and 0.37% for the six months ended September 30, 2025 and the years ended March 31, 2025, and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.12%.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie International Core Equity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.84	$20.97	$18.81	$19.07	$19.80	$13.29

Income (loss) from investment operations:
Net investment income[2]	0.13[3]	0.23[3]	0.34[3]	0.33	0.12	0.17
Net realized and unrealized gain (loss)	2.95	0.70	2.27[4]	(0.49)	(0.41)	6.48
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	3.08	0.93	2.61	(0.16)	(0.29)	6.65

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.45)	(0.10)	(0.44)	(0.14)
Total dividends and distributions	—	(0.06)	(0.45)	(0.10)	(0.44)	(0.14)

Net asset value, end of period	$24.92	$21.84	$20.97	$18.81	$19.07	$19.80

Total return[6]	14.10%[3]	4.44%[3,5]	14.06%[3,4]	(0.78%)	(1.57%)	50.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,736	$38,415	$40,627	$41,758	$47,807	$55[7]
Ratio of expenses to average net assets[8]	1.27%	1.30%[9]	1.29%	1.37%	1.53%	1.53%
Ratio of expenses to average net assets prior to fees waived[8]	1.54%	1.58%[9]	1.51%	1.51%	1.63%	1.62%
Ratio of net investment income to average net assets	1.07%	1.06%	1.77%	1.92%	0.58%	1.02%
Ratio of net investment income to average net assets prior to fees waived	0.80%	0.78%	1.55%	1.78%	0.48%	0.93%
Portfolio turnover	43%	84%	42%	43%	71%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02, $0.02 and $0.07 and total return by 0.09%, 0.10% and 0.37% for the six months ended September 30, 2025 and the years ended March 31, 2025, and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie International Core Equity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.06	$21.18	$19.00	$19.24	$19.98	$13.39

Income (loss) from investment operations:
Net investment income[2]	0.19[3]	0.32[3]	0.45[3]	0.45	0.28	0.29
Net realized and unrealized gain (loss)	2.98	0.73	2.28[4]	(0.50)	(0.42)	6.55
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	3.17	1.05	2.73	(0.05)	(0.14)	6.84

Less dividends and distributions from:
Net investment income	—	(0.17)	(0.55)	(0.19)	(0.60)	(0.25)
Total dividends and distributions	—	(0.17)	(0.55)	(0.19)	(0.60)	(0.25)

Net asset value, end of period	$25.23	$22.06	$21.18	$19.00	$19.24	$19.98

Total return[6]	14.37%[3]	5.00%[3,5]	14.59%[3,4]	(0.17%)	(0.88%)	51.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$778,192	$714,048	$693,391	$723,002	$1,024,716	$1,408[7]
Ratio of expenses to average net assets[8]	0.77%	0.80%[9]	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[8]	1.04%	1.08%[9]	1.01%	0.94%	1.02%	1.03%
Ratio of net investment income to average net assets	1.56%	1.50%	2.27%	2.54%	1.34%	1.72%
Ratio of net investment income to average net assets prior to fees waived	1.29%	1.22%	2.05%	2.39%	1.11%	1.48%
Portfolio turnover	43%	84%	42%	43%	71%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02, $0.02 and $0.07 and total return by 0.09%, 0.09% and 0.37% for the six months ended September 30, 2025 and the years ended March 31, 2025, and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie International Core Equity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.15	$21.24	$19.05	$19.30	$20.03	$13.43

Income (loss) from investment operations:
Net investment income[2]	0.20[3]	0.38[3]	0.46[3]	0.45	0.29	0.29
Net realized and unrealized gain (loss)	3.00	0.71	2.29[4]	(0.51)	(0.42)	6.56
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	3.20	1.09	2.75	(0.06)	(0.13)	6.85

Less dividends and distributions from:
Net investment income	—	(0.18)	(0.56)	(0.19)	(0.60)	(0.25)
Total dividends and distributions	—	(0.18)	(0.56)	(0.19)	(0.60)	(0.25)

Net asset value, end of period	$25.35	$22.15	$21.24	$19.05	$19.30	$20.03

Total return[6]	14.45%[3]	5.14%[3,5]	14.69%[3,4]	(0.22%)	(0.83%)	51.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,325	$200,596	$244,996	$243,848	$347,008	$497[7]
Ratio of expenses to average net assets[8]	0.65%	0.68%[9]	0.71%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[8]	0.92%	0.97%[9]	0.93%	0.93%	0.88%	0.88%
Ratio of net investment income to average net assets	1.67%	1.74%	2.36%	2.55%	1.37%	1.69%
Ratio of net investment income to average net assets prior to fees waived	1.40%	1.45%	2.14%	2.41%	1.28%	1.60%
Portfolio turnover	43%	84%	42%	43%	71%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02, $0.02 and $0.07 and total return by 0.09%, 0.09% and 0.37% for the six months ended September 30, 2025 and the years ended March 31, 2025, and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.10%.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie International Core Equity Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.01	$21.16	$18.99	$19.24	$19.98	$13.39

Income (loss) from investment operations:
Net investment income[2]	0.16[3]	0.28[3]	0.40[3]	0.39	0.21	0.22
Net realized and unrealized gain (loss)	2.97	0.72	2.27[4]	(0.49)	(0.43)	6.56
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	3.13	1.00	2.67	(0.10)	(0.22)	6.78

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.50)	(0.15)	(0.52)	(0.19)
Total dividends and distributions	—	(0.15)	(0.50)	(0.15)	(0.52)	(0.19)

Net asset value, end of period	$25.14	$22.01	$21.16	$18.99	$19.24	$19.98

Total return[6]	14.22%[3]	4.75%[3,5]	14.27%[3,4]	(0.46%)	(1.26%)	50.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,465	$43,054	$38,817	$41,120	$49,433	$91[7]
Ratio of expenses to average net assets[8]	1.02%	1.05%[9]	1.04%	1.09%	1.18%	1.17%
Ratio of expenses to average net assets prior to fees waived[8]	1.29%	1.33%[9]	1.26%	1.24%	1.28%	1.29%
Ratio of net investment income to average net assets	1.31%	1.30%	2.01%	2.20%	0.99%	1.33%
Ratio of net investment income to average net assets prior to fees waived	1.04%	1.02%	1.79%	2.05%	0.89%	1.21%
Portfolio turnover	43%	84%	42%	43%	71%	76%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 $0.02 and $0.07 and total return by 0.09%, 0.09% and 0.37% for the six months ended September 30, 2025 and the years ended March 31, 2025, and 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Large Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$33.86	$32.68	$25.18	$31.11	$29.35	$20.52

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.10)	(0.07)	(0.06)	(0.12)	(0.07)
Net realized and unrealized gain (loss)	5.58	1.88	8.48	(2.99)	5.20	10.80
Total from investment operations	5.54	1.78	8.41	(3.05)	5.08	10.73

Less dividends and distributions from:
Net realized gain	—	(0.60)	(0.91)	(2.88)	(3.32)	(1.90)
Total dividends and distributions	—	(0.60)	(0.91)	(2.88)	(3.32)	(1.90)

Net asset value, end of period	$39.40	$33.86	$32.68	$25.18	$31.11	$29.35

Total return[3]	16.36%[4]	5.29%[4]	33.90%[4]	(9.24%)[4]	16.52%	52.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,241,411	$3,002,357	$2,532,714	$2,127,513	$2,834,191	$2,740[5]
Ratio of expenses to average net assets[6]	0.89%	0.90%[7]	0.89%	0.93%	0.94%	0.98%
Ratio of expenses to average net assets prior to fees waived[6]	0.98%	0.98%[7]	0.99%	1.00%	0.94%	0.98%
Ratio of net investment loss to average net assets	(0.21%)	(0.27%)	(0.25%)	(0.22%)	(0.36%)	(0.24%)
Ratio of net investment loss to average net assets prior to fees waived	(0.30%)	(0.35%)	(0.35%)	(0.29%)	(0.28%)	(0.36%)
Portfolio turnover	13%	18%	9%	20%	12%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Large Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.62	$22.17	$17.46	$22.78	$22.15	$15.94

Income (loss) from investment operations:
Net investment loss[2]	(0.12)	(0.24)	(0.20)	(0.19)	(0.30)	(0.22)
Net realized and unrealized gain (loss)	3.73	1.29	5.82	(2.25)	3.96	8.33
Total from investment operations	3.61	1.05	5.62	(2.44)	3.66	8.11

Less dividends and distributions from:
Net realized gain	—	(0.60)	(0.91)	(2.88)	(3.03)	(1.90)
Total dividends and distributions	—	(0.60)	(0.91)	(2.88)	(3.03)	(1.90)

Net asset value, end of period	$26.23	$22.62	$22.17	$17.46	$22.78	$22.15

Total return[3]	15.96%[4]	4.50%[4]	32.90%[4]	(9.97%)[4]	15.55%	51.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,663	$59,938	$61,156	$44,773	$63,666	$69[5]
Ratio of expenses to average net assets[6]	1.64%	1.65%[7]	1.64%	1.73%	1.80%	1.82%
Ratio of expenses to average net assets prior to fees waived[6]	1.73%	1.73%[7]	1.74%	1.90%	1.80%	1.82%
Ratio of net investment loss to average net assets	(0.96%)	(1.03%)	(1.00%)	(1.03%)	(1.23%)	(1.07%)
Ratio of net investment loss to average net assets prior to fees waived	(1.05%)	(1.11%)	(1.10%)	(1.20%)	(1.23%)	(1.07%)
Portfolio turnover	13%	18%	9%	20%	12%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Large Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$31.00	$30.03	$23.26	$29.09	$27.57	$19.43

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.17)	(0.13)	(0.12)	(0.24)	(0.16)
Net realized and unrealized gain (loss)	5.11	1.74	7.81	(2.83)	4.89	10.20
Total from investment operations	5.03	1.57	7.68	(2.95)	4.65	10.04

Less dividends and distributions from:
Net realized gain	—	(0.60)	(0.91)	(2.88)	(3.13)	(1.90)
Total dividends and distributions	—	(0.60)	(0.91)	(2.88)	(3.13)	(1.90)

Net asset value, end of period	$36.03	$31.00	$30.03	$23.26	$29.09	$27.57

Total return[3]	16.23%[4]	5.06%[4]	33.56%[4]	(9.55%)[4]	16.07%	52.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,532	$30,489	$34,190	$10,598	$12,298	$13[5]
Ratio of expenses to average net assets[6]	1.14%	1.15%[7]	1.14%	1.23%	1.37%	1.38%
Ratio of expenses to average net assets prior to fees waived[6]	1.23%	1.23%[7]	1.24%	1.24%	1.37%	1.38%
Ratio of net investment loss to average net assets	(0.45%)	(0.53%)	(0.50%)	(0.51%)	(0.79%)	(0.63%)
Ratio of net investment loss to average net assets prior to fees waived	(0.54%)	(0.61%)	(0.60%)	(0.52%)	(0.79%)	(0.63%)
Portfolio turnover	13%	18%	9%	20%	12%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Large Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$37.37	$35.92	$27.53	$33.61	$31.48	$21.90

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01[3]	(0.01)	—[4]	0.02	(0.02)	0.03
Net realized and unrealized gain (loss)	6.17	2.06	9.30	(3.22)	5.56	11.52
Total from investment operations	6.18	2.05	9.30	(3.20)	5.54	11.55

Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.01)
Net realized gain	—	(0.60)	(0.91)	(2.88)	(3.41)	(1.96)
Total dividends and distributions	—	(0.60)	(0.91)	(2.88)	(3.41)	(1.97)

Net asset value, end of period	$43.55	$37.37	$35.92	$27.53	$33.61	$31.48

Total return[5]	16.54%	5.57%	34.24%	(8.99%)	16.87%	53.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,442,279	$4,346,255	$3,830,418	$2,723,101	$2,626,992	$2,527[6]
Ratio of expenses to average net assets[7]	0.64%	0.65%[8]	0.64%	0.64%	0.64%	0.64%
Ratio of expenses to average net assets prior to fees waived[7]	0.73%	0.73%[8]	0.74%	0.66%	0.77%	0.79%
Ratio of net investment income (loss) to average net assets	0.04%	(0.02%)	—[9]	0.07%	(0.06%)	0.09%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.05%)	(0.10%)	(0.10%)	0.05%	(0.19%)	(0.06%)
Portfolio turnover	13%	18%	9%	20%	12%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	Amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Large Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$37.77	$36.27	$27.78	$33.89	$31.71	$22.05

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02[3]	0.02	0.02	0.03	(0.02)	0.03
Net realized and unrealized gain (loss)	6.24	2.08	9.38	(3.26)	5.61	11.61
Total from investment operations	6.26	2.10	9.40	(3.23)	5.59	11.64

Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gain	—	(0.60)	(0.91)	(2.88)	(3.41)	(1.96)
Total dividends and distributions	—	(0.60)	(0.91)	(2.88)	(3.41)	(1.98)

Net asset value, end of period	$44.03	$37.77	$36.27	$27.78	$33.89	$31.71

Total return[4]	16.57%[5]	5.65%[5]	34.29%[5]	(9.01%)[5]	16.90%	53.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$187,965	$230,031	$313,272	$185,287	$166,623	$164[6]
Ratio of expenses to average net assets[7]	0.55%	0.57%[8]	0.58%	0.64%	0.64%	0.64%
Ratio of expenses to average net assets prior to fees waived[7]	0.64%	0.64%[8]	0.65%	0.66%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	0.12%	0.05%	0.06%	0.09%	(0.06%)	0.10%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.03%	(0.02%)	(0.01%)	0.07%	(0.06%)	0.10%
Portfolio turnover	13%	18%	9%	20%	12%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Large Cap Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$35.36	$34.10	$26.24	$32.29	$30.36	$21.18

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.10)	(0.07)	(0.06)	(0.13)	(0.07)
Net realized and unrealized gain (loss)	5.83	1.96	8.84	(3.11)	5.37	11.15
Total from investment operations	5.79	1.86	8.77	(3.17)	5.24	11.08

Less dividends and distributions from:
Net realized gain	—	(0.60)	(0.91)	(2.88)	(3.31)	(1.90)
Total dividends and distributions	—	(0.60)	(0.91)	(2.88)	(3.31)	(1.90)

Net asset value, end of period	$41.15	$35.36	$34.10	$26.24	$32.29	$30.36

Total return[3]	16.38%	5.31%	33.90%	(9.28%)	16.51%	52.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,909	$37,053	$32,584	$24,849	$35,926	$31[4]
Ratio of expenses to average net assets[5]	0.89%	0.90%[6]	0.89%	0.95%	0.95%	0.98%
Ratio of expenses to average net assets prior to fees waived[5]	0.98%	0.98%[6]	0.99%	0.96%	1.02%	1.04%
Ratio of net investment loss to average net assets	(0.21%)	(0.27%)	(0.25%)	(0.24%)	(0.37%)	(0.24%)
Ratio of net investment loss to average net assets prior to fees waived	(0.30%)	(0.35%)	(0.35%)	(0.25%)	(0.44%)	(0.30%)
Portfolio turnover	13%	18%	9%	20%	12%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.94	$28.16	$26.14	$32.31	$37.42	$22.28

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.16)	(0.13)	(0.16)	(0.29)	(0.23)
Net realized and unrealized gain (loss)	3.45	(3.14)	3.90	(3.20)	0.11	19.03
Total from investment operations	3.37	(3.30)	3.77	(3.36)	(0.18)	18.80

Less dividends and distributions from:
Net realized gain	—	(1.92)	(1.75)	(2.81)	(4.93)	(3.66)
Total dividends and distributions	—	(1.92)	(1.75)	(2.81)	(4.93)	(3.66)

Net asset value, end of period	$26.31	$22.94	$28.16	$26.14	$32.31	$37.42

Total return[3]	14.69%[4]	(12.78%)[4]	15.44%[4]	(10.07%)[4]	(1.90%)	85.37%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,647,998	$1,616,500	$1,549,167	$1,582,726	$2,158,678	$2,453[5]
Ratio of expenses to average net assets[6]	1.04%	1.05%[7]	1.04%	1.09%	1.12%	1.16%
Ratio of expenses to average net assets prior to fees waived[6]	1.25%	1.21%[7]	1.23%	1.21%	1.12%	1.17%
Ratio of net investment loss to average net assets	(0.65%)	(0.59%)	(0.49%)	(0.59%)	(0.76%)	(0.68%)
Ratio of net investment loss to average net assets prior to fees waived	(0.86%)	(0.75%)	(0.68%)	(0.71%)	(0.76%)	(0.69%)
Portfolio turnover	25%	42%	27%	23%	27%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.65	$19.94	$19.16	$24.74	$29.76	$18.26

Income (loss) from investment operations:
Net investment loss[2]	(0.12)	(0.25)	(0.23)	(0.28)	(0.48)	(0.39)
Net realized and unrealized gain (loss)	2.35	(2.12)	2.76	(2.49)	0.20	15.51
Total from investment operations	2.23	(2.37)	2.53	(2.77)	(0.28)	15.12

Less dividends and distributions from:
Net realized gain	—	(1.92)	(1.75)	(2.81)	(4.74)	(3.62)
Total dividends and distributions	—	(1.92)	(1.75)	(2.81)	(4.74)	(3.62)

Net asset value, end of period	$17.88	$15.65	$19.94	$19.16	$24.74	$29.76

Total return[3]	14.25%[4]	(13.41%)[4]	14.56%[4]	(10.79%)[4]	(2.67%)	83.95%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,081	$61,560	$68,708	$75,826	$121,668	$170[5]
Ratio of expenses to average net assets[6]	1.79%	1.80%[7]	1.79%	1.88%	1.93%	1.92%
Ratio of expenses to average net assets prior to fees waived[6]	2.00%	1.96%[7]	1.98%	2.06%	1.93%	1.94%
Ratio of net investment loss to average net assets	(1.41%)	(1.34%)	(1.24%)	(1.38%)	(1.57%)	(1.43%)
Ratio of net investment loss to average net assets prior to fees waived	(1.62%)	(1.50%)	(1.43%)	(1.56%)	(1.57%)	(1.45%)
Portfolio turnover	25%	42%	27%	23%	27%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.38	$26.44	$24.71	$30.81	$35.92	$21.54

Income (loss) from investment operations:
Net investment loss[2]	(0.11)	(0.21)	(0.18)	(0.22)	(0.44)	(0.35)
Net realized and unrealized gain (loss)	3.22	(2.93)	3.66	(3.07)	0.14	18.37
Total from investment operations	3.11	(3.14)	3.48	(3.29)	(0.30)	18.02

Less dividends and distributions from:
Net realized gain	—	(1.92)	(1.75)	(2.81)	(4.81)	(3.64)
Total dividends and distributions	—	(1.92)	(1.75)	(2.81)	(4.81)	(3.64)

Net asset value, end of period	$24.49	$21.38	$26.44	$24.71	$30.81	$35.92

Total return[3]	14.55%	(13.02%)	15.15%	(10.34%)	(2.30%)	84.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,106	$44,288	$54,529	$58,839	$74,908	$88[4]
Ratio of expenses to average net assets[5]	1.29%	1.30%[6]	1.29%	1.38%	1.54%	1.55%
Ratio of expenses to average net assets prior to fees waived[5]	1.50%	1.46%[6]	1.48%	1.42%	1.55%	1.56%
Ratio of net investment loss to average net assets	(0.90%)	(0.84%)	(0.74%)	(0.87%)	(1.18%)	(1.07%)
Ratio of net investment loss to average net assets prior to fees waived	(1.11%)	(1.00%)	(0.93%)	(0.91%)	(1.19%)	(1.08%)
Portfolio turnover	25%	42%	27%	23%	27%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24[1]	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$26.81	$32.52	$29.84	$36.32	$41.48	$24.41

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.10)	(0.07)	(0.09)	(0.18)	(0.12)
Net realized and unrealized gain (loss)	4.04	(3.69)	4.50	(3.58)	0.07	20.89
Total from investment operations	3.98	(3.79)	4.43	(3.67)	(0.11)	20.77

Less dividends and distributions from:
Net realized gain	—	(1.92)	(1.75)	(2.81)	(5.05)	(3.70)
Total dividends and distributions	—	(1.92)	(1.75)	(2.81)	(5.05)	(3.70)

Net asset value, end of period	$30.79	$26.81	$32.52	$29.84	$36.32	$41.48

Total return[3]	14.85%	(12.57%)	15.74%	(9.80%)	(1.56%)	86.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,744,470	$2,149,899	$3,054,252	$2,887,695	$3,577,939	$3,609[4]
Ratio of expenses to average net assets[5]	0.79%	0.80%[6]	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[5]	1.00%	0.96%[6]	0.98%	0.84%	0.95%	0.97%
Ratio of net investment loss to average net assets	(0.41%)	(0.34%)	(0.24%)	(0.28%)	(0.43%)	(0.31%)
Ratio of net investment loss to average net assets prior to fees waived	(0.62%)	(0.50%)	(0.43%)	(0.33%)	(0.59%)	(0.49%)
Portfolio turnover	25%	42%	27%	23%	27%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$27.23	$32.97	$30.21	$36.73	$41.89	$24.63

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.07)	(0.05)	(0.08)	(0.18)	(0.13)
Net realized and unrealized gain (loss)	4.10	(3.75)	4.56	(3.63)	0.07	21.09
Total from investment operations	4.06	(3.82)	4.51	(3.71)	(0.11)	20.96

Less dividends and distributions from:
Net realized gain	—	(1.92)	(1.75)	(2.81)	(5.05)	(3.70)
Total dividends and distributions	—	(1.92)	(1.75)	(2.81)	(5.05)	(3.70)

Net asset value, end of period	$31.29	$27.23	$32.97	$30.21	$36.73	$41.89

Total return[3]	14.91%	(12.49%)	15.82%	(9.80%)	(1.54%)	86.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$811,962	$938,480	$1,292,279	$1,048,374	$980,539	$736[4]
Ratio of expenses to average net assets[5]	0.67%	0.69%[6]	0.72%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[5]	0.88%	0.85%[6]	0.86%	0.83%	0.80%	0.82%
Ratio of net investment loss to average net assets	(0.29%)	(0.23%)	(0.18%)	(0.28%)	(0.43%)	(0.33%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.50%)	(0.39%)	(0.32%)	(0.32%)	(0.44%)	(0.36%)
Portfolio turnover	25%	42%	27%	23%	27%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$24.86	$30.36	$28.04	$34.43	$39.57	$23.45

Income (loss) from investment operations:
Net investment loss[2]	(0.09)	(0.17)	(0.14)	(0.17)	(0.31)	(0.24)
Net realized and unrealized gain (loss)	3.74	(3.41)	4.21	(3.41)	0.09	20.02
Total from investment operations	3.65	(3.58)	4.07	(3.58)	(0.22)	19.78

Less dividends and distributions from:
Net realized gain	—	(1.92)	(1.75)	(2.81)	(4.92)	(3.66)
Total dividends and distributions	—	(1.92)	(1.75)	(2.81)	(4.92)	(3.66)

Net asset value, end of period	$28.51	$24.86	$30.36	$28.04	$34.43	$39.57

Total return[3]	14.68%	(12.78%)	15.46%	(10.09%)	(1.89%)	85.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$144,752	$156,030	$226,978	$223,692	$284,480	$363[4]
Ratio of expenses to average net assets[5]	1.04%	1.05%[6]	1.04%	1.09%	1.13%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.25%	1.21%[6]	1.23%	1.13%	1.19%	1.21%
Ratio of net investment loss to average net assets	(0.65%)	(0.59%)	(0.49%)	(0.59%)	(0.77%)	(0.68%)
Ratio of net investment loss to average net assets prior to fees waived	(0.86%)	(0.75%)	(0.68%)	(0.63%)	(0.83%)	(0.73%)
Portfolio turnover	25%	42%	27%	23%	27%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Income Opportunities Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.86	$19.66	$17.26	$18.81	$18.38	$10.98

Income (loss) from investment operations:
Net investment income[2]	0.13	0.27	0.29	0.27	0.18	0.21
Net realized and unrealized gain (loss)	2.04	0.01	3.08	(1.15)	0.89	7.40
Total from investment operations	2.17	0.28	3.37	(0.88)	1.07	7.61

Less dividends and distributions from:
Net investment income	(0.14)	(0.29)	(0.33)	(0.27)	(0.18)	(0.21)
Net realized gain	—	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(0.14)	(2.08)	(0.97)	(0.67)	(0.64)	(0.21)

Net asset value, end of period	$19.89	$17.86	$19.66	$17.26	$18.81	$18.38

Total return[3]	12.19%	0.76%	20.24%	(4.73%)	5.71%	69.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,553	$142,549	$164,478	$171,183	$188,631	$178[4]
Ratio of expenses to average net assets[5]	1.08%	1.08%	1.08%	1.12%	1.21%	1.24%
Ratio of expenses to average net assets prior to fees waived[5]	1.30%	1.27%	1.25%	1.26%	1.26%	1.31%
Ratio of net investment income to average net assets	1.41%	1.38%	1.63%	1.58%	0.95%	1.42%
Ratio of net investment income to average net assets prior to fees waived	1.19%	1.19%	1.46%	1.44%	0.90%	1.35%
Portfolio turnover	10%	27%	17%	29%	20%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Income Opportunities Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.82	$19.62	$17.22	$18.71	$18.30	$10.93

Income (loss) from investment operations:
Net investment income[2]	0.06	0.12	0.16	0.14	0.04	0.10
Net realized and unrealized gain (loss)	2.04	0.01	3.07	(1.14)	0.87	7.37
Total from investment operations	2.10	0.13	3.23	(1.00)	0.91	7.47

Less dividends and distributions from:
Net investment income	(0.07)	(0.14)	(0.19)	(0.09)	(0.04)	(0.10)
Net realized gain	—	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(0.07)	(1.93)	(0.83)	(0.49)	(0.50)	(0.10)

Net asset value, end of period	$19.85	$17.82	$19.62	$17.22	$18.71	$18.30

Total return[3]	11.78%	(0.02%)	19.36%	(5.42%)	4.85%	68.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,794	$13,847	$18,742	$20,280	$27,245	$24[4]
Ratio of expenses to average net assets[5]	1.83%	1.83%	1.83%	1.88%	1.96%	2.00%
Ratio of expenses to average net assets prior to fees waived[5]	2.05%	2.02%	2.00%	2.02%	2.01%	2.07%
Ratio of net investment income to average net assets	0.66%	0.63%	0.88%	0.82%	0.21%	0.66%
Ratio of net investment income to average net assets prior to fees waived	0.44%	0.44%	0.71%	0.68%	0.16%	0.59%
Portfolio turnover	10%	27%	17%	29%	20%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Income Opportunities Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.84	$19.65	$17.26	$18.77	$18.35	$10.96

Income (loss) from investment operations:
Net investment income[2]	0.11	0.22	0.23	0.22	0.12	0.16
Net realized and unrealized gain (loss)	2.04	—[3]	3.10	(1.15)	0.87	7.39
Total from investment operations	2.15	0.22	3.33	(0.93)	0.99	7.55

Less dividends and distributions from:
Net investment income	(0.12)	(0.24)	(0.30)	(0.18)	(0.11)	(0.16)
Net realized gain	—	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(0.12)	(2.03)	(0.94)	(0.58)	(0.57)	(0.16)

Net asset value, end of period	$19.87	$17.84	$19.65	$17.26	$18.77	$18.35

Total return[4]	12.07%	0.45%	20.00%	(4.99%)	5.28%	69.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,265	$10,634	$13,117	$1,131	$1,205	$1[5]
Ratio of expenses to average net assets[6]	1.33%	1.33%	1.33%	1.41%	1.58%	1.58%
Ratio of expenses to average net assets prior to fees waived[6]	1.55%	1.52%	1.50%	1.47%	1.63%	1.64%
Ratio of net investment income to average net assets	1.16%	1.12%	1.31%	1.29%	0.60%	1.16%
Ratio of net investment income to average net assets prior to fees waived	0.94%	0.93%	1.14%	1.23%	0.55%	1.10%
Portfolio turnover	10%	27%	17%	29%	20%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Income Opportunities Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.87	$19.68	$17.27	$18.84	$18.42	$10.99

Income (loss) from investment operations:
Net investment income[2]	0.16	0.31	0.33	0.33	0.26	0.27
Net realized and unrealized gain (loss)	2.04	—[3]	3.09	(1.16)	0.88	7.43
Total from investment operations	2.20	0.31	3.42	(0.83)	1.14	7.70

Less dividends and distributions from:
Net investment income	(0.16)	(0.33)	(0.37)	(0.34)	(0.26)	(0.27)
Net realized gain	—	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(0.16)	(2.12)	(1.01)	(0.74)	(0.72)	(0.27)

Net asset value, end of period	$19.91	$17.87	$19.68	$17.27	$18.84	$18.42

Total return[4]	12.37%	0.94%	20.58%	(4.42%)	6.05%	70.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$635,711	$672,059	$865,423	$996,722	$1,399,865	$1,224[5]
Ratio of expenses to average net assets[6]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[6]	1.05%	1.02%	1.00%	0.89%	1.07%	1.06%
Ratio of net investment income to average net assets	1.66%	1.63%	1.88%	1.87%	1.34%	1.78%
Ratio of net investment income to average net assets prior to fees waived	1.44%	1.44%	1.71%	1.81%	1.10%	1.55%
Portfolio turnover	10%	27%	17%	29%	20%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Income Opportunities Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.87	$19.68	$17.28	$18.84	$18.42	$10.99

Income (loss) from investment operations:
Net investment income[2]	0.17	0.33	0.35	0.33	0.26	0.27
Net realized and unrealized gain (loss)	2.04	0.01	3.08	(1.15)	0.88	7.43
Total from investment operations	2.21	0.34	3.43	(0.82)	1.14	7.70

Less dividends and distributions from:
Net investment income	(0.17)	(0.36)	(0.39)	(0.34)	(0.26)	(0.27)
Net realized gain	—	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(0.17)	(2.15)	(1.03)	(0.74)	(0.72)	(0.27)

Net asset value, end of period	$19.91	$17.87	$19.68	$17.28	$18.84	$18.42

Total return[3]	12.43%	1.06%	20.63%	(4.37%)	6.05%	70.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,036	$80,036	$95,789	$89,010	$112,720	$103[4]
Ratio of expenses to average net assets[5]	0.73%	0.73%	0.76%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[5]	0.95%	0.92%	0.93%	0.89%	0.89%	0.92%
Ratio of net investment income to average net assets	1.77%	1.73%	1.95%	1.87%	1.34%	1.80%
Ratio of net investment income to average net assets prior to fees waived	1.55%	1.54%	1.78%	1.81%	1.28%	1.71%
Portfolio turnover	10%	27%	17%	29%	20%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Income Opportunities Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.97	$19.78	$17.37	$18.81	$18.39	$10.98

Income (loss) from investment operations:
Net investment income[2]	0.13	0.27	0.29	0.27	0.18	0.21
Net realized and unrealized gain (loss)	2.06	(0.01)	3.10	(1.14)	0.88	7.41
Total from investment operations	2.19	0.26	3.39	(0.87)	1.06	7.62

Less dividends and distributions from:
Net investment income	(0.14)	(0.28)	(0.34)	(0.17)	(0.18)	(0.21)
Net realized gain	—	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(0.14)	(2.07)	(0.98)	(0.57)	(0.64)	(0.21)

Net asset value, end of period	$20.02	$17.97	$19.78	$17.37	$18.81	$18.39

Total return[3]	12.23%	0.70%	20.21%	(4.68%)	5.63%	69.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,548	$12,415	$14,885	$11,656	$27,888	$38[4]
Ratio of expenses to average net assets[5]	1.08%	1.08%	1.08%	1.15%	1.22%	1.24%
Ratio of expenses to average net assets prior to fees waived[5]	1.30%	1.27%	1.25%	1.22%	1.30%	1.31%
Ratio of net investment income to average net assets	1.41%	1.37%	1.63%	1.52%	0.92%	1.40%
Ratio of net investment income to average net assets prior to fees waived	1.19%	1.18%	1.46%	1.45%	0.84%	1.33%
Portfolio turnover	10%	27%	17%	29%	20%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Small Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.30	$12.97	$11.67	$14.47	$22.28	$13.27

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.11)	(0.09)	(0.07)	(0.16)	(0.18)
Net realized and unrealized gain (loss)	2.54	(0.80)	1.99[3]	(2.12)	(1.56)	11.15
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	2.48	(0.91)	1.90	(2.19)	(1.72)	10.97

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.19)	—
Net realized gain	—	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	—	(0.76)	(0.60)	(0.61)	(6.09)	(1.96)

Net asset value, end of period	$13.78	$11.30	$12.97	$11.67	$14.47	$22.28

Total return[5]	21.95%[6]	(7.79%)[4]	16.98%[3,6]	(14.90%)[6]	(8.23%)	84.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$558,267	$510,833	$647,245	$681,798	$1,030,905	$1,318[7]
Ratio of expenses to average net assets[8]	1.13%	1.14%[9]	1.14%	1.21%	1.24%	1.26%
Ratio of expenses to average net assets prior to fees waived[8]	1.31%	1.30%[9]	1.25%	1.34%	1.24%	1.26%
Ratio of net investment loss to average net assets	(0.90%)	(0.90%)	(0.80%)	(0.58%)	(0.81%)	(0.93%)
Ratio of net investment loss to average net assets prior to fees waived	(1.08%)	(1.06%)	(0.91%)	(0.71%)	(0.81%)	(0.93%)
Portfolio turnover	28%	76%	55%	51%	40%	57%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.09%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Small Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1,2] (Unaudited)	Year ended
		3/31/25[1]	3/31/24[1]	3/31/23[1]	3/31/22[1]	3/31/21[1]
Net asset value, beginning of period	$17.40	$21.18	$20.01	$25.98	$47.88	$29.76

Income (loss) from investment operations:
Net investment loss[3]	(0.16)	(0.33)	(0.30)	(0.27)	(0.66)	(0.72)
Net realized and unrealized gain (loss)	3.91	(1.17)	3.27	(3.87)	(3.21)	24.72
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	3.75	(1.50)	2.97	(4.14)	(3.87)	24.00

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.33)	—
Net realized gain	—	(2.28)	(1.80)	(1.83)	(17.70)	(5.88)
Total dividends and distributions	—	(2.28)	(1.80)	(1.83)	(18.03)	(5.88)

Net asset value, end of period	$21.15	$17.40	$21.18	$20.01	$25.98	$47.88

Total return[5]	21.55%[6]	(8.53%)[4]	16.04%[6]	(15.56%)[6]	(8.89%)[6]	82.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,773	$14,197	$16,724	$20,607	$36,063	$57[7]
Ratio of expenses to average net assets[8]	1.88%	1.89%[9]	1.89%	1.95%	2.04%	2.04%
Ratio of expenses to average net assets prior to fees waived[8]	2.06%	2.05%[9]	2.00%	2.28%	2.11%	2.04%
Ratio of net investment loss to average net assets	(1.65%)	(1.64%)	(1.55%)	(1.33%)	(1.62%)	(1.69%)
Ratio of net investment loss to average net assets prior to fees waived	(1.83%)	(1.80%)	(1.66%)	(1.66%)	(1.69%)	(1.69%)
Portfolio turnover	28%	76%	55%	51%	40%	57%
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 26, 2025. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Small Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.55	$12.18	$11.02	$13.75	$21.50	$12.89

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.14)	(0.11)	(0.10)	(0.23)	(0.24)
Net realized and unrealized gain (loss)	2.37	(0.73)	1.87[3]	(2.02)	(1.49)	10.81
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	2.30	(0.87)	1.76	(2.12)	(1.72)	10.57

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.13)	—
Net realized gain	—	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	—	(0.76)	(0.60)	(0.61)	(6.03)	(1.96)

Net asset value, end of period	$12.85	$10.55	$12.18	$11.02	$13.75	$21.50

Total return[5]	21.80%[6]	(7.97%)[4]	16.70%[3,6]	(15.18%)[6]	(8.57%)	83.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,305	$37,847	$44,935	$43,146	$56,050	$70[7]
Ratio of expenses to average net assets[8]	1.38%	1.39%[9]	1.39%	1.48%	1.61%	1.62%
Ratio of expenses to average net assets prior to fees waived[8]	1.56%	1.55%[9]	1.50%	1.50%	1.61%	1.62%
Ratio of net investment loss to average net assets	(1.15%)	(1.15%)	(1.05%)	(0.84%)	(1.19%)	(1.29%)
Ratio of net investment loss to average net assets prior to fees waived	(1.33%)	(1.31%)	(1.16%)	(0.86%)	(1.19%)	(1.29%)
Portfolio turnover	28%	76%	55%	51%	40%	57%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.09%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Small Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.73	$22.06	$19.39	$23.48	$32.06	$18.51

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.14)	(0.11)	(0.05)	(0.14)	(0.15)
Net realized and unrealized gain (loss)	4.44	(1.43)	3.38[3]	(3.43)	(2.28)	15.66
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	4.37	(1.57)	3.27	(3.48)	(2.42)	15.51

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.26)	—
Net realized gain	—	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	—	(0.76)	(0.60)	(0.61)	(6.16)	(1.96)

Net asset value, end of period	$24.10	$19.73	$22.06	$19.39	$23.48	$32.06

Total return[5]	22.15%	(7.57%)[4]	17.29%[3]	(14.68%)	(7.88%)	85.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$358,916	$360,965	$468,025	$560,403	$904,112	$1,216[6]
Ratio of expenses to average net assets[7]	0.88%	0.89%[8]	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[7]	1.06%	1.05%[8]	1.00%	0.92%	1.02%	1.03%
Ratio of net investment loss to average net assets	(0.65%)	(0.64%)	(0.55%)	(0.26%)	(0.46%)	(0.55%)
Ratio of net investment loss to average net assets prior to fees waived	(0.83%)	(0.80%)	(0.66%)	(0.29%)	(0.59%)	(0.69%)
Portfolio turnover	28%	76%	55%	51%	40%	57%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.05%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Small Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.98	$22.30	$19.58	$23.70	$32.30	$18.63

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.11)	(0.09)	(0.05)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	4.50	(1.45)	3.41[3]	(3.46)	(2.30)	15.78
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	4.44	(1.56)	3.32	(3.51)	(2.43)	15.63

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.27)	—
Net realized gain	—	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	—	(0.76)	(0.60)	(0.61)	(6.17)	(1.96)

Net asset value, end of period	$24.42	$19.98	$22.30	$19.58	$23.70	$32.30

Total return[5]	22.22%[6]	(7.44%)[4]	17.38%[3,6]	(14.67%)[6]	(7.88%)	85.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,810	$93,491	$175,469	$157,251	$209,855	$252[7]
Ratio of expenses to average net assets[8]	0.76%	0.77%[9]	0.80%	0.89%	0.87%	0.87%
Ratio of expenses to average net assets prior to fees waived[8]	0.94%	0.94%[9]	0.91%	0.91%	0.87%	0.87%
Ratio of net investment loss to average net assets	(0.53%)	(0.52%)	(0.46%)	(0.25%)	(0.44%)	(0.54%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.71%)	(0.69%)	(0.57%)	(0.27%)	(0.44%)	(0.54%)
Portfolio turnover	28%	76%	55%	51%	40%	57%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.05%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Small Cap Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.38	$19.56	$17.31	$21.10	$29.47	$17.17

Income (loss) from investment operations:
Net investment loss[2]	(0.09)	(0.17)	(0.14)	(0.10)	(0.22)	(0.23)
Net realized and unrealized gain (loss)	3.91	(1.25)	2.99[3]	(3.08)	(2.08)	14.49
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	3.82	(1.42)	2.85	(3.18)	(2.30)	14.26

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.17)	—
Net realized gain	—	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	—	(0.76)	(0.60)	(0.61)	(6.07)	(1.96)

Net asset value, end of period	$21.20	$17.38	$19.56	$17.31	$21.10	$29.47

Total return[5]	21.98%[6]	(7.77%)[4]	16.93%[3,6]	(14.91%)[6]	(8.19%)[6]	84.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,450	$23,238	$34,019	$72,634	$99,698	$135[7]
Ratio of expenses to average net assets	1.13%	1.14%[9]	1.14%	1.19%	1.23%	1.26%
Ratio of expenses to average net assets prior to fees waived[8]	1.31%	1.30%[9]	1.25%	1.21%	1.26%	1.26%
Ratio of net investment loss to average net assets	(0.89%)	(0.89%)	(0.80%)	(0.56%)	(0.81%)	(0.93%)
Ratio of net investment loss to average net assets prior to fees waived	(1.07%)	(1.05%)	(0.91%)	(0.58%)	(0.84%)	(0.93%)
Portfolio turnover	28%	76%	55%	51%	40%	57%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.06%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Smid Cap Core Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.82	$15.82	$13.21	$18.43	$22.43	$12.88

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.03	0.04	0.05	(0.04)	(0.06)
Net realized and unrealized gain (loss)	1.54	0.02	2.69	(1.44)	(0.18)	9.61
Payment by affiliates	—	—[3]	—	—	—	—
Total from investment operations	1.56	0.05	2.73	(1.39)	(0.22)	9.55

Less dividends and distributions from:
Net investment income	(0.03)	(0.05)	(0.11)	(0.05)	—	—
Net realized gain	—	—	—	(3.78)	(3.78)	—
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.03)	(0.05)	(0.12)	(3.83)	(3.78)	—

Net asset value, end of period	$17.35	$15.82	$15.82	$13.21	$18.43	$22.43

Total return[4]	9.87%	0.29%[3]	20.70%	(7.02%)	(1.21%)	74.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,213	$103,557	$115,867	$111,950	$151,380	$176[5]
Ratio of expenses to average net assets[6]	1.14%	1.14%	1.14%	1.23%	1.33%	1.37%
Ratio of expenses to average net assets prior to fees waived[6]	1.34%	1.32%	1.27%	1.44%	1.36%	1.41%
Ratio of net investment income (loss) to average net assets	0.23%	0.18%	0.29%	0.33%	(0.19%)	(0.37%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.03%	—[7]	0.16%	0.12%	(0.22%)	(0.41%)
Portfolio turnover	16%	16%	13%	13%	122%	127%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Smid Cap Core Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.61	$11.68	$9.82	$14.84	$18.75	$10.85

Income (loss) from investment operations:
Net investment loss[2]	(0.03)[3]	(0.07)	(0.05)	(0.05)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	1.13	0.01	1.99	(1.18)	(0.14)	8.05
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	1.10	(0.06)	1.94	(1.23)	(0.31)	7.90

Less dividends and distributions from:
Net investment income	(0.01)	(0.01)	(0.07)	(0.01)	—	—
Net realized gain	—	—	—	(3.78)	(3.60)	—
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.01)	(0.01)	(0.08)	(3.79)	(3.60)	—

Net asset value, end of period	$12.70	$11.61	$11.68	$9.82	$14.84	$18.75

Total return[5]	9.45%	(0.49%)[4]	19.77%	(7.71%)	(1.93%)	72.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,666	$8,533	$11,117	$12,188	$17,505	$22[6]
Ratio of expenses to average net assets[7]	1.89%	1.89%	1.89%	1.98%	2.07%	2.09%
Ratio of expenses to average net assets prior to fees waived[7]	2.09%	2.07%	2.02%	2.18%	2.10%	2.12%
Ratio of net investment loss to average net assets	(0.52%)	(0.56%)	(0.46%)	(0.42%)	(0.94%)	(1.07%)
Ratio of net investment loss to average net assets prior to fees waived	(0.72%)	(0.74%)	(0.59%)	(0.62%)	(0.97%)	(1.10%)
Portfolio turnover	16%	16%	13%	13%	122%	127%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Smid Cap Core Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.55	$15.57	$13.01	$18.22	$22.20	$12.78

Income (loss) from investment operations:
Net investment income (loss)[2]	—[3]	(0.01)	—[3]	0.01	(0.11)	(0.11)
Net realized and unrealized gain (loss)	1.52	0.01	2.65	(1.42)	(0.19)	9.53
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	1.52	—	2.65	(1.41)	(0.30)	9.42

Less dividends and distributions from:
Net investment income	(0.01)	(0.02)	(0.08)	(0.02)	—	—
Net realized gain	—	—	—	(3.78)	(3.68)	—
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.01)	(0.02)	(0.09)	(3.80)	(3.68)	—

Net asset value, end of period	$17.06	$15.55	$15.57	$13.01	$18.22	$22.20

Total return[5]	9.80%	—[4,6]	20.38%	(7.21%)	(1.57%)	73.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,735	$20,360	$21,641	$18,550	$22,950	$25[7]
Ratio of expenses to average net assets[8]	1.39%	1.39%	1.39%	1.48%	1.64%	1.64%
Ratio of expenses to average net assets prior to fees waived[8]	1.59%	1.57%	1.52%	1.54%	1.67%	1.67%
Ratio of net investment income (loss) to average net assets	(0.02%)	(0.06%)	0.04%	0.08%	(0.50%)	(0.64%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.22%)	(0.24%)	(0.09%)	0.02%	(0.53%)	(0.67%)
Portfolio turnover	16%	16%	13%	13%	122%	127%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Total return is less than 0.005%.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Smid Cap Core Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.38	$18.35	$15.28	$20.60	$24.68	$14.10

Income (loss) from investment operations:
Net investment income[1]	0.05	0.08	0.09	0.12	0.06	0.02
Net realized and unrealized gain (loss)	1.79	0.01	3.11	(1.60)	(0.21)	10.56
Payment by affiliates	—	—[2]	—	—	—	—
Total from investment operations	1.84	0.09	3.20	(1.48)	(0.15)	10.58

Less dividends and distributions from:
Net investment income	(0.04)	(0.06)	(0.12)	(0.06)	—	—
Net realized gain	—	—	—	(3.78)	(3.93)	—
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.04)	(0.06)	(0.13)	(3.84)	(3.93)	—

Net asset value, end of period	$20.18	$18.38	$18.35	$15.28	$20.60	$24.68

Total return[3]	10.01%	0.50%[2]	21.01%	(6.69%)	(0.79%)	75.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,206	$148,920	$144,334	$159,794	$316,727	$451[4]
Ratio of expenses to average net assets[5]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[5]	1.09%	1.07%	1.02%	0.97%	1.07%	1.09%
Ratio of net investment income to average net assets	0.48%	0.43%	0.54%	0.68%	0.25%	0.11%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.28%	0.25%	0.41%	0.60%	0.07%	(0.09%)
Portfolio turnover	16%	16%	13%	13%	122%	127%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Smid Cap Core Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.64	$18.60	$15.48	$20.80	$24.88	$14.22

Income (loss) from investment operations:
Net investment income[1]	0.06	0.11	0.10	0.12	0.06	0.02
Net realized and unrealized gain (loss)	1.82	0.01	3.16	(1.62)	(0.21)	10.64
Payment by affiliates	—	—[2]	—	—	—	—
Total from investment operations	1.88	0.12	3.26	(1.50)	(0.15)	10.66

Less dividends and distributions from:
Net investment income	(0.05)	(0.08)	(0.13)	(0.04)	—	—
Net realized gain	—	—	—	(3.78)	(3.93)	—
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.05)	(0.08)	(0.14)	(3.82)	(3.93)	—

Net asset value, end of period	$20.47	$18.64	$18.60	$15.48	$20.80	$24.88

Total return[3]	10.09%	0.62%[2]	21.17%	(6.73%)	(0.79%)	74.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,902	$36,722	$40,997	$39,951	$82,144	$77[4]
Ratio of expenses to average net assets[5]	0.77%	0.77%	0.80%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	0.95%	0.99%	0.96%	0.94%	0.95%
Ratio of net investment income to average net assets	0.60%	0.55%	0.63%	0.67%	0.25%	0.11%
Ratio of net investment income to average net assets prior to fees waived	0.40%	0.37%	0.44%	0.60%	0.20%	0.05%
Portfolio turnover	16%	16%	13%	13%	122%	127%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Smid Cap Core Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25 (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.31	$17.30	$14.42	$19.71	$23.73	$13.62

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.04	0.06	(0.04)	(0.05)
Net realized and unrealized gain (loss)	1.69	0.01	2.94	(1.53)	(0.19)	10.16
Payment by affiliates	—	—[2]	—	—	—	—
Total from investment operations	1.71	0.04	2.98	(1.47)	(0.23)	10.11

Less dividends and distributions from:
Net investment income	(0.02)	(0.03)	(0.09)	(0.04)	—	—
Net realized gain	—	—	—	(3.78)	(3.79)	—
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.02)	(0.03)	(0.10)	(3.82)	(3.79)	—

Net asset value, end of period	$19.00	$17.31	$17.30	$14.42	$19.71	$23.73

Total return[3]	9.88%	0.25%[2]	20.73%	(7.00%)	(1.19%)	74.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,601	$5,390	$5,772	$5,348	$8,110	$9[4]
Ratio of expenses to average net assets[5]	1.14%	1.14%	1.14%	1.20%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.34%	1.32%	1.27%	1.27%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets	0.23%	0.19%	0.29%	0.35%	(0.17%)	(0.28%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.03%	0.01%	0.16%	0.28%	(0.20%)	(0.32%)
Portfolio turnover	16%	16%	13%	13%	122%	127%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Systematic Emerging Markets Equity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25φ	3/31/24φ	3/31/23φ	3/31/22φ	3/31/21φ
Net asset value, beginning of period	$18.73	$18.55	$17.37	$22.54	$28.07	$15.61

Income (loss) from investment operations:
Net investment income (loss)[2]	0.29	0.45	0.45	0.68	0.15	(0.01)
Net realized and unrealized gain (loss)	3.10	0.35	1.30	(3.40)	(5.54)	12.68
Total from investment operations	3.39	0.80	1.75	(2.72)	(5.39)	12.67

Less dividends and distributions from:
Net investment income	—	(0.62)	(0.57)	(0.20)	(0.14)	(0.21)
Net realized gain	—	—	—	(2.25)	—	—
Total dividends and distributions	—	(0.62)	(0.57)	(2.45)	(0.14)	(0.21)

Net asset value, end of period	$22.12	$18.73	$18.55	$17.37	$22.54	$28.07

Total return[3]	18.10%[4]	4.26%[4]	10.31%[4]	(11.42%)[4]	(19.25%)[4]	81.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,286	$134,588	$158,396	$179,755	$263,968	$377[5]
Ratio of expenses to average net assets[6]	1.05%	1.05%	1.09%	1.15%	1.35%	1.39%
Ratio of expenses to average net assets prior to fees waived[6]	1.50%	1.49%	1.51%	1.57%	1.37%	1.39%
Ratio of net investment income (loss) to average net assets	2.80%	2.35%	2.54%	3.59%	0.55%	(0.03%)
Ratio of net investment income (loss) to average net assets prior to fees waived	2.35%	1.91%	2.12%	3.17%	0.53%	(0.03%)
Portfolio turnover	17%	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Systematic Emerging Markets Equity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25φ	3/31/24φ	3/31/23φ	3/31/22φ	3/31/21φ
Net asset value, beginning of period	$15.08	$15.11	$14.26	$19.07	$23.86	$13.31

Income (loss) from investment operations:
Net investment income (loss)[2]	0.17	0.25	0.27	0.47	(0.04)	(0.15)
Net realized and unrealized gain (loss)	2.50	0.29	1.05	(2.90)	(4.68)	10.79
Total from investment operations	2.67	0.54	1.32	(2.43)	(4.72)	10.64

Less dividends and distributions from:
Net investment income	—	(0.57)	(0.47)	(0.13)	(0.07)	(0.09)
Net realized gain	—	—	—	(2.25)	—	—
Total dividends and distributions	—	(0.57)	(0.47)	(2.38)	(0.07)	(0.09)

Net asset value, end of period	$17.75	$15.08	$15.11	$14.26	$19.07	$23.86

Total return[3]	17.71%[4]	3.49%[4]	9.48%[4]	(12.02%)[4]	(19.83%)[4]	80.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,313	$13,481	$16,558	$23,136	$39,227	$57[5]
Ratio of expenses to average net assets[6]	1.80%	1.80%	1.80%	1.84%	2.07%	2.10%
Ratio of expenses to average net assets prior to fees waived[6]	2.25%	2.24%	2.26%	2.29%	2.09%	2.10%
Ratio of net investment income (loss) to average net assets	2.06%	1.62%	1.88%	2.95%	(0.17%)	(0.73%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.61%	1.18%	1.42%	2.50%	(0.19%)	(0.73%)
Portfolio turnover	17%	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Systematic Emerging Markets Equity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25φ	3/31/24φ	3/31/23φ	3/31/22φ	3/31/21φ
Net asset value, beginning of period	$18.39	$18.25	$17.12	$22.26	$27.75	$15.44

Income (loss) from investment operations:
Net investment income (loss)[2]	0.24	0.40	0.40	0.61	0.06	(0.07)
Net realized and unrealized gain (loss)	3.07	0.33	1.27	(3.33)	(5.46)	12.53
Total from investment operations	3.31	0.73	1.67	(2.72)	(5.40)	12.46

Less dividends and distributions from:
Net investment income	—	(0.59)	(0.54)	(0.17)	(0.09)	(0.15)
Net realized gain	—	—	—	(2.25)	—	—
Total dividends and distributions	—	(0.59)	(0.54)	(2.42)	(0.09)	(0.15)

Net asset value, end of period	$21.70	$18.39	$18.25	$17.12	$22.26	$27.75

Total return[3]	18.00%[4]	3.97%[4]	9.99%[4]	(11.57%)[4]	(19.51%)[4]	80.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,097	$5,808	$5,880	$6,070	$7,540	$11[5]
Ratio of expenses to average net assets[6]	1.30%	1.30%	1.30%	1.37%	1.67%	1.69%
Ratio of expenses to average net assets prior to fees waived[6]	1.75%	1.74%	1.76%	1.64%	1.68%	1.69%
Ratio of net investment income (loss) to average net assets	2.39%	2.10%	2.32%	3.30%	0.22%	(0.32%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.94%	1.66%	1.86%	3.03%	0.21%	(0.32%)
Portfolio turnover	17%	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Systematic Emerging Markets Equity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25φ	3/31/24φ	3/31/23φ	3/31/22φ	3/31/21φ
Net asset value, beginning of period	$19.59	$19.37	$18.12	$23.33	$29.05	$16.13

Income (loss) from investment operations:
Net investment income[2]	0.33	0.52	0.52	0.79	0.26	0.09
Net realized and unrealized gain (loss)	3.25	0.37	1.35	(3.53)	(5.74)	13.12
Total from investment operations	3.58	0.89	1.87	(2.74)	(5.48)	13.21

Less dividends and distributions from:
Net investment income	—	(0.67)	(0.62)	(0.22)	(0.24)	(0.29)
Net realized gain	—	—	—	(2.25)	—	—
Total dividends and distributions	—	(0.67)	(0.62)	(2.47)	(0.24)	(0.29)

Net asset value, end of period	$23.17	$19.59	$19.37	$18.12	$23.33	$29.05

Total return[3]	18.27%	4.53%	10.55%	(11.08%)	(18.96%)	82.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$393,223	$384,443	$432,708	$532,766	$912,326	$1,548[4]
Ratio of expenses to average net assets[5]	0.80%	0.80%	0.80%	0.81%	0.98%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.25%	1.24%	1.26%	1.08%	1.08%	1.10%
Ratio of net investment income to average net assets	3.06%	2.61%	2.85%	4.00%	0.93%	0.37%
Ratio of net investment income to average net assets prior to fees waived	2.61%	2.17%	2.39%	3.73%	0.83%	0.26%
Portfolio turnover	17%	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Systematic Emerging Markets Equity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25φ	3/31/24φ	3/31/23φ	3/31/22φ	3/31/21φ
Net asset value, beginning of period	$19.71	$19.49	$18.22	$23.46	$29.21	$16.22

Income (loss) from investment operations:
Net investment income[2]	0.35	0.55	0.54	0.78	0.28	0.10
Net realized and unrealized gain (loss)	3.27	0.37	1.37	(3.53)	(5.77)	13.19
Total from investment operations	3.62	0.92	1.91	(2.75)	(5.49)	13.29

Less dividends and distributions from:
Net investment income	—	(0.70)	(0.64)	(0.24)	(0.26)	(0.30)
Net realized gain	—	—	—	(2.25)	—	—
Total dividends and distributions	—	(0.70)	(0.64)	(2.49)	(0.26)	(0.30)

Net asset value, end of period	$23.33	$19.71	$19.49	$18.22	$23.46	$29.21

Total return[3]	18.37%[4]	4.65%[4]	10.74%[4]	(11.06%)[4]	(18.89%)[4]	82.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,007	$95,319	$120,493	$144,999	$254,340	$353[5]
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.69%	0.76%	0.92%	0.95%
Ratio of expenses to average net assets prior to fees waived[6]	1.09%	1.09%	1.11%	1.05%	0.93%	0.95%
Ratio of net investment income to average net assets	3.23%	2.74%	2.92%	3.94%	0.98%	0.40%
Ratio of net investment income to average net assets prior to fees waived	2.79%	2.30%	2.50%	3.65%	0.97%	0.40%
Portfolio turnover	17%	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Systematic Emerging Markets Equity Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25φ	3/31/24φ	3/31/23φ	3/31/22φ	3/31/21φ
Net asset value, beginning of period	$19.19	$19.00	$17.79	$23.01	$28.65	$15.92

Income (loss) from investment operations:
Net investment income[2]	0.29	0.46	0.46	0.67	0.16	0.01
Net realized and unrealized gain (loss)	3.19	0.36	1.32	(3.44)	(5.65)	12.94
Total from investment operations	3.48	0.82	1.78	(2.77)	(5.49)	12.95

Less dividends and distributions from:
Net investment income	—	(0.63)	(0.57)	(0.20)	(0.15)	(0.22)
Net realized gain	—	—	—	(2.25)	—	—
Total dividends and distributions	—	(0.63)	(0.57)	(2.45)	(0.15)	(0.22)

Net asset value, end of period	$22.67	$19.19	$19.00	$17.79	$23.01	$28.65

Total return[3]	18.13%[4]	4.26%[4]	10.25%[4]	(11.38%)[4]	(19.23%)[4]	81.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,056	$26,855	$26,993	$27,664	$29,380	$40[5]
Ratio of expenses to average net assets[6]	1.05%	1.05%	1.09%	1.14%	1.31%	1.34%
Ratio of expenses to average net assets prior to fees waived[6]	1.50%	1.49%	1.51%	1.41%	1.32%	1.34%
Ratio of net investment income to average net assets	2.79%	2.34%	2.55%	3.50%	0.59%	0.04%
Ratio of net investment income to average net assets prior to fees waived	2.34%	1.90%	2.13%	3.23%	0.58%	0.04%
Portfolio turnover	17%	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Funds
September 30, 2025 (Unaudited)
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 17 series. These financial statements and the related notes pertain to 11 series: Macquarie Core Equity Fund (formerly, Delaware Ivy Core Equity Fund through December 30, 2024), Macquarie Global Bond Fund (formerly, Delaware Ivy Global Bond Fund through December 30, 2024), Macquarie Global Growth Fund, (formerly, Delaware Ivy Global Growth Fund through December 30, 2024), Macquarie High Income Fund (formerly, Delaware Ivy High Income Fund through December 30, 2024), Macquarie International Core Equity Fund (formerly, Delaware Ivy International Core Equity Fund through December 30, 2024), Macquarie Large Cap Growth Fund (formerly, Delaware Ivy Large Cap Growth Fund through December 30, 2024), Macquarie Mid Cap Growth Fund (formerly, Delaware Ivy Mid Cap Growth Fund through December 30, 2024), Macquarie Mid Cap Income Opportunities Fund (formerly, Delaware Ivy Mid Cap Income Opportunities Fund through December 30, 2024), Macquarie Small Cap Growth Fund (formerly, Delaware Ivy Small Cap Growth Fund through December 30, 2024), Macquarie Smid Cap Core Fund (formerly, Delaware Ivy Smid Cap Core Fund through December 30, 2024), and Macquarie Systematic Emerging Markets Equity Fund (formerly, Delaware Ivy Systematic Emerging Markets Equity Fund through December 30, 2024), (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Macquarie Large Cap Growth Fund, are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Macquarie Large Cap Growth Fund is considered nondiversified.
Each Fund offers Class A, Class C, Class R, Institutional Class (formerly, Class I), Class R6, and Class Y shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Basis of Consolidation — Delaware Ivy EME, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Macquarie Systematic Emerging Markets Equity Fund (referred to as the Fund in this subsection). The Subsidiary acted as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio was consolidated and included the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements included the accounts of the Fund and its Subsidiary. All inter-company transactions and balances were eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary conferred upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and conferred upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The date of incorporation of the Subsidiary was January 31, 2013. On August 22, 2023, the Subsidiary was dissolved. Activity associated with the dissolution of the Subsidiary was incurred through November 27, 2024 at which point the accounts of the Subsidiary were closed and no longer held by the Fund.
NC Macau I Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Macquarie High Income Fund (referred to as the Fund in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary conferred upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and conferred upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The date of incorporation of the Subsidiary was July 7, 2025. As of September 30, 2025, the total net assets held by the Subsidiary is $9,223,278, or approximately 0.43%, of the Fund's net assets.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities, credit default swap (CDS) contracts, and interest rate swap (IRS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security, CDS contracts, and IRS contracts valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Funds may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2025, and for all open tax years (years ended March 31, 2022–March 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended September 30, 2025, the Funds did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Foreign withholding tax claims" on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under "Foreign withholding tax claims." Generally unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund's net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as a foreign tax credits to its US taxable shareholders, a Fund may enter into a closing agreement with the US Internal Revenue Service (the IRS). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that Macquarie Global Growth Fund and Macquarie International Core Equity Fund will enter into a closing agreement with the IRS. Macquarie Global Growth Fund's estimated closing agreement liability is presented as “IRS compliance fee for foreign withholding tax claims” in the “Statements of assets and liabilities.” Any fees associated with these closing agreements are included on the "Statements of operations" under "Audit and tax fees."
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country's tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Macquarie High Income Fund declares daily and pays dividends monthly. Macquarie Mid Cap Income Opportunities Fund and Macquarie Smid Cap Core Fund declare and pay dividends quarterly. Macquarie Core Equity Fund, Macquarie Systematic Emerging Markets Equity Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, and Macquarie Small Cap Growth Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Core Equity Fund	$—
Macquarie Global Bond Fund	20,492
Macquarie Global Growth Fund	—
Macquarie High Income Fund	16,787
Macquarie International Core Equity Fund	3,493
Macquarie Large Cap Growth Fund	41,810
Macquarie Mid Cap Growth Fund	—
Macquarie Mid Cap Income Opportunities Fund	—
Macquarie Small Cap Growth Fund	—
Macquarie Smid Cap Core Fund	1
Macquarie Systematic Emerging Markets Equity Fund	774
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Core Equity Fund	$852
Macquarie Global Bond Fund	134
Macquarie Global Growth Fund	1,310
Macquarie High Income Fund	2,023
Macquarie International Core Equity Fund	1,195
Macquarie Large Cap Growth Fund	2,083
Macquarie Mid Cap Growth Fund	5,655
Macquarie Mid Cap Income Opportunities Fund	403
Macquarie Small Cap Growth Fund	653
Macquarie Smid Cap Core Fund	209
Macquarie Systematic Emerging Markets Equity Fund	378
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund's average daily net assets as follows:
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Core Equity Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.525% of net assets over $5 billion and up to $6 billion;
0.50% of net assets over $6 billion and up to $10 billion;
0.49% of net assets over $10 billion.

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Global Bond Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $5 billion;
0.49% of net assets over $5 billion and up to $10 billion;
0.48% of net assets over $10 billion.

Macquarie Global Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.695% of net assets over $5 billion and up to $10 billion;
0.69% of net assets over $10 billion.

Macquarie High Income Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $10 billion;
0.49% of net assets over $10 billion and up to $20 billion;
0.48% of net assets over $20 billion.

Macquarie International Core Equity Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.69% of net assets over $5 billion and up to $10 billion;
0.68% of net assets over $10 billion.

Macquarie Large Cap Growth Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.545% of net assets over $5 billion and up to $10 billion;
0.54% of net assets over $10 billion.

Macquarie Mid Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Macquarie Mid Cap Income Opportunities Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Small Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Macquarie Smid Cap Core Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Macquarie Systematic Emerging Markets Equity Fund	1.00% of net assets up to $500 million;
0.85% of net assets over $500 million and up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.755% of net assets over $5 billion and up to $10 billion;
0.75% of net assets over $10 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 1, 2025 (except as noted) through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Macquarie Core Equity Fund	0.74%	0.67%
Macquarie Global Bond Fund	0.69%*	0.56%*
Macquarie Global Growth Fund	0.85%	0.76%**
Macquarie High Income Fund	0.63%	0.54%
Macquarie International Core Equity Fund	0.77%	0.66%***
Macquarie Large Cap Growth Fund	0.64%	0.56%
Macquarie Mid Cap Growth Fund	0.79%	0.68%
Macquarie Mid Cap Income Opportunities Fund	0.83%	0.73%
Macquarie Small Cap Growth Fund	0.88%	0.76%
Macquarie Smid Cap Core Fund	0.89%	0.77%

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Macquarie Systematic Emerging Markets Equity Fund	0.80%	0.64%***
*	Effective July 31, 2025. Prior to July 31, 2025, these amounts for classes other than R6 and Class R6 were 0.70% and 0.57%, respectively.
**	Effective July 31, 2025. Prior to July 31, 2025, the amount for Class R6 was 0.75%.
***	Effective July 31, 2025. Prior to July 31, 2025, the amount for Class R6 was 0.65%.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2025 (except as noted) through July 30, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class Y
Macquarie Core Equity Fund	0.99%	1.74%	1.24%	0.74%	0.67%	0.99%
Macquarie Global Bond Fund	0.94%*	1.69%*	1.19%*	0.69%*	0.56%*	0.94%*
Macquarie Global Growth Fund	1.10%	1.85%	1.35%	0.85%	0.76%**	1.10%
Macquarie High Income Fund	0.88%	1.63%	1.13%	0.63%	0.54%	0.88%
Macquarie International Core Equity Fund	1.02%	1.77%	1.27%	0.77%	0.66%***	1.02%
Macquarie Large Cap Growth Fund	0.89%	1.64%	1.14%	0.64%	0.56%	0.89%
Macquarie Mid Cap Growth Fund	1.04%	1.79%	1.29%	0.79%	0.68%	1.04%
Macquarie Mid Cap Income Opportunities Fund	1.08%	1.83%	1.33%	0.83%	0.73%	1.08%
Macquarie Small Cap Growth Fund	1.13%	1.88%	1.38%	0.88%	0.76%	1.13%
Macquarie Smid Cap Core Fund	1.14%	1.89%	1.39%	0.89%	0.77%	1.14%
Macquarie Systematic Emerging Markets Equity Fund	1.05%	1.80%	1.30%	0.80%	0.64%***	1.05%
*	Effective July 31, 2025. Prior to July 31, 2025, these amounts for Class A, Class C, Class R, Institutional Class, Class R6, and Class Y were 0.95%, 1.70%, 1.20%, 0.70%, 0.57%, and 0.95%, respectively.
**	Effective July 31, 2025. Prior to July 31, 2025. the amount for Class R6 was 0.75%.
***	Effective July 31, 2025. Prior to July 31, 2025. the amount for Class R6 was 0.65%.
DMC has entered into sub-advisory agreements with the following entities on behalf of the Funds:
In connection with its management of Macquarie Global Bond Fund and Macquarie High Income Fund, DMC may seek fixed income investment advice, recommendations, discretionary investment advice and trading from its affiliates Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). DMC pays a sub-advisory fee to each of MIMAK, MIMEL and MIMGL based on the extent to which they provide services to the Funds. In addition and with respect only to Macquarie Systematic Emerging Markets Equity Fund, MIMGL is responsible for the day-to-day management of the Fund. DMC pays a sub-advisory fee to MIMGL for their services to the Fund. MIMGL serves as sub-advisor to Macquarie Core Equity Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Small Cap Growth Fund, and Macquarie Smid Cap Core Fund, executing security trades on behalf of DMC. DMC pays a sub-advisory fee to MIMGL for their services to the Funds.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015%

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Core Equity Fund	$88,009
Macquarie Global Bond Fund	12,631
Macquarie Global Growth Fund	22,440
Macquarie High Income Fund	53,695
Macquarie International Core Equity Fund	36,341
Macquarie Large Cap Growth Fund	181,596
Macquarie Mid Cap Growth Fund	111,965
Macquarie Mid Cap Income Opportunities Fund	22,608
Macquarie Small Cap Growth Fund	26,644
Macquarie Smid Cap Core Fund	9,852
Macquarie Systematic Emerging Markets Equity Fund	17,261
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended September 30, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Core Equity Fund	$131,572
Macquarie Global Bond Fund	16,273
Macquarie Global Growth Fund	31,266
Macquarie High Income Fund	79,158
Macquarie International Core Equity Fund	52,542
Macquarie Large Cap Growth Fund	274,824
Macquarie Mid Cap Growth Fund	168,329
Macquarie Mid Cap Income Opportunities Fund	31,536
Macquarie Small Cap Growth Fund	37,702
Macquarie Smid Cap Core Fund	12,001
Macquarie Systematic Emerging Markets Equity Fund	23,344
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. Certain shares in accounts that established positions in Class A shares of Macquarie Global Growth Fund prior to January 1, 1992 are not subject to an ongoing 12b-1 fee. This arrangement may result in an effective 12b-1 fee rate that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Core Equity Fund	$35,243
Macquarie Global Bond Fund	4,494
Macquarie Global Growth Fund	8,404
Macquarie High Income Fund	28,476
Macquarie International Core Equity Fund	14,247
Macquarie Large Cap Growth Fund	74,325
Macquarie Mid Cap Growth Fund	46,559
Macquarie Mid Cap Income Opportunities Fund	8,656
Macquarie Small Cap Growth Fund	12,947
Macquarie Smid Cap Core Fund	3,181
Macquarie Systematic Emerging Markets Equity Fund	6,298
For the six months ended September 30, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Core Equity Fund	$54,416
Macquarie Global Bond Fund	1,893
Macquarie Global Growth Fund	11,972
Macquarie High Income Fund	17,342
Macquarie International Core Equity Fund	15,511
Macquarie Large Cap Growth Fund	89,100
Macquarie Mid Cap Growth Fund	30,581
Macquarie Mid Cap Income Opportunities Fund	9,279
Macquarie Small Cap Growth Fund	17,068
Macquarie Smid Cap Core Fund	3,071
Macquarie Systematic Emerging Markets Equity Fund	3,568
For the six months ended September 30, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Core Equity Fund	$3,722	$1,725
Macquarie Global Bond Fund	1,533	44
Macquarie Global Growth Fund	334	83
Macquarie High Income Fund	4,517	1,896
Macquarie International Core Equity Fund	147	221
Macquarie Large Cap Growth Fund	4,381	3,491
Macquarie Mid Cap Growth Fund	1,495	907
Macquarie Mid Cap Income Opportunities Fund	26	284
Macquarie Small Cap Growth Fund	2,013	1,127
Macquarie Smid Cap Core Fund	268	895
Macquarie Systematic Emerging Markets Equity Fund	85	173
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
During the six months ended September 30, 2025, DMC reimbursed Macquarie High Income Fund $5,370 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the "Consolidated statement of operations." Payment by affiliates had no impact on total return.
During the year ended March 31, 2025, DMC reimbursed Macquarie Global Growth Fund $2,311, Macquarie High Income Fund $225,710, Macquarie International Core Equity Fund $1,025, Macquarie Small Cap Growth Fund $63, and Macquarie Smid Cap Core Fund $213 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.
An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the six months ended September 30, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares	Income distributions
Macquarie High Income Fund
Common Stocks—0.55%
BIS Industries Holdings
	$—	$—	$—	$—	$—	$—	19,682,813	$—
Foresight Energy
	5,687,636	—	—	—	(3,064,508)	2,623,128	1,117,414	—
New Cotai
	8,725,584	—	(183,496,363)	—	183,964,057	9,193,278	20,316,462	—
	14,413,220	—	(183,496,363)	—	180,899,549	11,816,406		—
Convertible Bond—1.37%
New Cotai PIK
	27,283,296	733,475	—	—	1,451,552	29,468,323	26,049,124	739,715
Loan Agreements—0.00%
Foresight Energy Operating Tranche A
	6,734,683	—	(5,180,526)[1]	(2,220,225)	666,068	—	—	—
Total	$48,431,199	$733,475	$(188,676,889)	$(2,220,225)	$183,017,169	$41,284,729		$739,715
[1]	The amount shown included return of capital.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Fund that, pending shareholder approval, would go into effect at the closing of the transaction.

Fund shareholders approved a new advisory agreement at a special shareholder meeting on the following dates:
Fund	Shareholder Approval Date
Macquarie Core Equity Fund	October 16, 2025
Macquarie Global Bond Fund
Macquarie Global Growth Fund
Macquarie High Income Fund
Macquarie International Core Equity Fund
Macquarie Large Cap Growth Fund	October 23, 2025
Macquarie Mid Cap Growth Fund	October 24, 2025
Macquarie Small Cap Growth Fund	October 31, 2025
Macquarie Smid Cap Core Fund
Macquarie Mid Cap Income Opportunities Fund	November 7, 2025
Macquarie Systematic Emerging Markets Equity Fund	November 13, 2025
At closing, each Fund will be renamed as follows:
Current Name	Post-Closing Name
Macquarie Core Equity Fund	Nomura Core Equity Fund
Macquarie Global Bond Fund	Nomura Global Bond Fund
Macquarie Global Growth Fund	Nomura Global Growth Fund
Macquarie High Income Fund	Nomura High Income Fund
Macquarie International Core Equity Fund	Nomura International Core Equity Fund
Macquarie Large Cap Growth Fund	Nomura Large Cap Growth Fund
Macquarie Mid Cap Growth Fund	Nomura Mid Cap Growth Fund
Macquarie Mid Cap Income Opportunities Fund	Nomura Mid Cap Income Opportunities Fund
Macquarie Small Cap Growth Fund	Nomura Small Cap Growth Fund
Macquarie Smid Cap Core Fund	Nomura Smid Cap Core Fund
Macquarie Systematic Emerging Markets Equity Fund	Nomura Systematic Emerging Markets Equity Fund

Notes to financial statements
Ivy Funds
3. Investments
For the six months ended September 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie Core Equity Fund	$548,019,191	$—	$596,823,909	$—
Macquarie Global Bond Fund	164,943,842	112,794,584	193,467,537	154,139,461
Macquarie Global Growth Fund	155,621,814	—	229,242,106	—
Macquarie High Income Fund	317,620,433	—	573,013,308	—
Macquarie International Core Equity Fund	627,286,236	—	795,960,431	—
Macquarie Large Cap Growth Fund	1,039,916,264	—	1,949,638,929	—
Macquarie Mid Cap Growth Fund	1,181,376,598	—	2,389,639,728	—
Macquarie Mid Cap Income Opportunities Fund	90,845,391	—	218,675,557	—
Macquarie Small Cap Growth Fund	299,223,364	—	459,764,922	—
Macquarie Smid Cap Core Fund	53,396,550	—	57,523,486	—
Macquarie Systematic Emerging Markets Equity Fund	110,730,650	—	193,264,251	—
At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie Core Equity Fund	$1,846,454,148	$2,058,300,639	$(838,508)	$2,057,462,131
Macquarie Global Bond Fund	412,821,377	19,597,044	(9,153,728)	10,443,316
Macquarie Global Growth Fund	588,345,555	342,660,052	(12,850,197)	329,809,855
Macquarie High Income Fund	2,191,680,490	78,760,140	(116,088,774)	(37,328,634)
Macquarie International Core Equity Fund	1,133,037,201	375,569,218	(39,547,151)	336,022,067
Macquarie Large Cap Growth Fund	3,059,761,818	4,977,851,887	(49,625,729)	4,928,226,158
Macquarie Mid Cap Growth Fund	3,233,250,635	1,368,480,959	(155,305,000)	1,213,175,959
Macquarie Mid Cap Income Opportunities Fund	570,864,388	356,338,755	(27,536,198)	328,802,557
Macquarie Small Cap Growth Fund	831,380,548	293,855,315	(21,184,795)	272,670,520
Macquarie Smid Cap Core Fund	274,712,959	98,094,539	(19,147,643)	78,946,896
Macquarie Systematic Emerging Markets Equity Fund	494,826,428	258,087,228	(66,125,869)	191,961,359

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025, certain Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Global Bond Fund*	$ 61,716,052	$59,065,848	$ 120,781,900
Macquarie High Income Fund*	280,868,888	1,729,749,533	2,010,618,421
Macquarie International Core Equity Fund*	8,852,493	18,422,267	27,274,760
Macquarie Large Cap Growth Fund*	187,116,462	28,979,128	216,095,590
Macquarie Mid Cap Growth Fund*	444,171,871	315,169,630	759,341,501
Macquarie Small Cap Growth Fund*	48,860,979	6,713,218	55,574,197
Macquarie Smid Cap Core Fund	785,013	—	785,013
* A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2025:
Macquarie Core Equity Fund
Level 1
Securities
Assets:
Common Stocks	$3,876,727,668

Notes to financial statements
Ivy Funds
3. Investments (continued)
Macquarie Core Equity Fund
Level 1
Short-Term Investments	$27,188,611
Total Value of Securities	$3,903,916,279
	Macquarie Global Bond Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$59,817,830	$—	$59,817,830
Common Stock	—	—	54,905	54,905
Corporate Bonds	—	165,062,593	—	165,062,593
Government Agency Obligations	—	4,500,895	—	4,500,895
Municipal Bonds	—	856,511	—	856,511
Non-Agency Collateralized Mortgage Obligations	—	11,087,180	—	11,087,180
Preferred Stock	—	691,060	—	691,060
Sovereign Bonds	—	129,455,386	—	129,455,386
Supranational Banks	—	5,043,445	—	5,043,445
US Treasury Obligations	—	35,951,210	—	35,951,210
Options Purchased	79,851	—	—	79,851
Short-Term Investments	10,400,000	—	—	10,400,000
Total Value of Securities Before Options Written	$10,479,851	$412,466,110	$54,905	$423,000,866

Liabilities:
Options Written	$(9,233)	$—	$—	$(9,233)

Derivatives[1]
Assets:
Centrally Cleared Interest Rate Swap Contracts	$—	$1,687,339	$—	$1,687,339
Forward Foreign Currency Exchange Contracts	—	410,156	—	410,156
Futures Contracts	817,854	—	—	817,854

Liabilities:
Centrally Cleared Interest Rate Swap Contracts	$—	$(320,960)	$—	$(320,960)
Forward Foreign Currency Exchange Contracts	—	(1,340,748)	—	(1,340,748)
Futures Contracts	(862,406)	—	—	(862,406)
Over-The-Counter Credit Default Swap Contracts	—	(118,175)	—	(118,175)

[1]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Macquarie Global Growth Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Brazil	$24,177,587	$—	$24,177,587
Canada	25,279,980	—	25,279,980
China	—	11,400,089	11,400,089
Finland	14,658,176	—	14,658,176
France	—	19,067,630	19,067,630
Germany	—	58,326,095	58,326,095
India	—	29,956,608	29,956,608
Italy	—	14,168,876	14,168,876
Japan	—	25,451,040	25,451,040
Netherlands	—	17,376,694	17,376,694
Norway	—	13,171,975	13,171,975
Singapore	18,439,574	—	18,439,574
Spain	—	19,439,707	19,439,707
Taiwan	—	36,400,899	36,400,899
United Kingdom	—	29,100,424	29,100,424
United States	557,653,537	—	557,653,537
Short-Term Investments	4,086,519	—	4,086,519
Total Value of Securities	$644,295,373	$273,860,037	$918,155,410
	Macquarie High Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$141,106,158	$—	$141,106,158
Common Stocks
Consumer Discretionary	22,105,664	—	—[1]	22,105,664
Energy	—	—	3,192,602[1]	3,192,602
Financials	—	—	9,193,278	9,193,278
Convertible Bond	—	—	29,468,323	29,468,323
Corporate Bonds	—	1,740,649,944	—	1,740,649,944
Loan Agreements	—	183,529,785	—	183,529,785
Short-Term Investments	25,106,102	—	—	25,106,102
Total Value of Securities	$47,211,766	$2,065,285,887	$41,854,203	$2,154,351,856

[1]The security that has been valued at zero on the “Consolidated schedule of investments” is considered to be a Level 3 investment in this table.

Notes to financial statements
Ivy Funds
3. Investments (continued)
	Macquarie International Core Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Austria	$—	$21,473,394	$21,473,394
Brazil	110,520,352	—	110,520,352
Canada	48,597,206	—	48,597,206
China	—	106,628,420	106,628,420
Denmark	17,149,152	—	17,149,152
Finland	9,471,390	—	9,471,390
France	—	74,504,510	74,504,510
Germany	12,811,823	128,611,803	141,423,626
Hong Kong	—	47,176,062	47,176,062
India	—	75,560,344	75,560,344
Ireland	22,494,150	34,406,216	56,900,366
Japan	—	139,527,428	139,527,428
Luxembourg	—	13,623,743	13,623,743
Netherlands	—	110,711,551	110,711,551
Norway	—	21,264,201	21,264,201
Singapore	58,792,626	—	58,792,626
South Korea	—	56,021,568	56,021,568
Spain	—	29,366,112	29,366,112
Switzerland	18,624,519	14,964,742	33,589,261
Taiwan	—	78,405,278	78,405,278
United Kingdom	46,022,829	104,583,362	150,606,191
United States	6,450,630	—	6,450,630
Preferred Stock	—	15,125,298	15,125,298
Short-Term Investments	46,170,559	—	46,170,559
Total Value of Securities	$397,105,236	$1,071,954,032	$1,469,059,268
Macquarie Large Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$7,987,987,976
Macquarie Mid Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$4,446,426,594

Macquarie Mid Cap Income Opportunities Fund
Level 1
Securities
Assets:
Common Stocks	$891,766,154
Short-Term Investments	7,900,791
Total Value of Securities	$899,666,945
Macquarie Small Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$1,097,536,777
Short-Term Investments	6,514,291
Total Value of Securities	$1,104,051,068
	Macquarie Smid Cap Core Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$9,415,884	$—	$9,415,884
Consumer Discretionary	32,053,382	—	32,053,382
Consumer Staples	12,455,783	—	12,455,783
Energy	12,798,609	—	12,798,609
Financials	59,625,263	—	59,625,263
Healthcare	46,299,656	—[1]	46,299,656
Industrials	80,878,262	—	80,878,262
Information Technology	52,025,472	—	52,025,472
Materials	12,769,157	—	12,769,157
Real Estate	23,035,294	—	23,035,294
Utilities	7,038,453	—	7,038,453
Short-Term Investments	5,264,640	—	5,264,640
Total Value of Securities	$353,659,855	$—	$353,659,855

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.

Notes to financial statements
Ivy Funds
3. Investments (continued)
	Macquarie Systematic Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$—	$99,454,358	$—	$99,454,358
Consumer Discretionary	12,788,816	76,588,833	—	89,377,649
Consumer Staples	7,101,727	4,965,315	—[1,2]	12,067,042
Energy	2,012,239	23,358,581	—[1,2]	25,370,820
Financials	16,525,588	118,730,040	—[1,2]	135,255,628
Healthcare	—	2,152,426	—	2,152,426
Industrials	5,946,985	36,508,479	—	42,455,464
Information Technology	—	203,563,431	—	203,563,431
Materials	2,213,545	14,318,231	—	16,531,776
Real Estate	11,038,761	9,390,263	—	20,429,024
Utilities	—	6,671,069	—	6,671,069
Preferred Stock	12,301,876	—	—	12,301,876
Short-Term Investments	21,157,224	—	—	21,157,224
Total Value of Securities	$91,086,761	$595,701,026	$—	$686,787,787

[1]The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of September 30, 2025.
[2]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
As a result of utilizing international fair value pricing at September 30, 2025, a portion of the common stock in the portfolio for Macquarie Global Growth Fund, Macquarie International Core Equity Fund, and Macquarie Systematic Emerging Markets Equity Fund were categorized as Level 2.
During the six months ended September 30, 2025, the Funds (except for Macquarie High Income Fund) had no transfers into or out of Level 3 investments. During the six months ended September 30, 2025, Macquarie High Income Fund had transfers out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie Global Bond Fund, Macquarie Smid Cap Core Fund and Macquarie Systematic Emerging Markets Equity Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Macquarie Global Bond Fund, Macquarie Smid Cap Core Fund and Macquarie Systematic Emerging Markets Equity Fund’s net assets at the end of the period. As of September 30, 2025, Macquarie Core Equity Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, and Macquarie Small Cap Growth Fund had no level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Macquarie High Income Fund:
	Convertible Bond	Common Stocks	Total
Balance as of 3/31/25	$27,283,296	$15,701,074	$42,984,370
Purchases	638,788	—	638,788
Amortization	94,687	—	94,687
Corporate actions	—	(183,496,363)	(183,496,363)
Transfer out	—	(720,970)	(720,970)
Net change in unrealized appreciation (depreciation)	1,451,552	180,902,139	182,353,691
Balance as of 9/30/25	$29,468,323	$12,385,880	$41,854,203
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/25	$1,451,552	$180,902,139	$182,353,691
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Macquarie High Income Fund is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Common Stocks	$2,623,128	Market approach	Sale price	$2.3475
Common Stocks	9,193,278	Net asset value	Financial statements	N/A
Common Stocks	559,624	Net asset value/liquidation	Adjusted net asset value	$9.2 million
Common Stocks	6,671	Net asset value/liquidation	Adjusted net asset value	$14.1 million
Convertible Bond	29,468,323	Net asset value	Financial statements	N/A
Fair valued securities currently priced at zero on the “Consolidated schedule of investments” are excluded from the table above.
Level 3 securities with a total value of $3,179 on the “Consolidated schedule of investments” have been valued using third party pricing information without adjustment and are excluded from the table above.
When market quotations are not readily available for one or more portfolio securities, the Fund's NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Notes to financial statements
Ivy Funds
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Core Equity Fund		Macquarie Global Bond Fund		Macquarie Global Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/25	3/31/25	9/30/25	3/31/25	9/30/25	3/31/25
Shares sold:
Class A	1,543,182	4,215,531	583,687	1,176,955	169,399	421,300
Class C	188,042	398,037	6,352	24,817	11,976	20,146
Class R	197	324	3,030	101,407	757	1,499
Institutional Class[1]	3,707,995	11,720,259	5,585,457	8,648,216	269,248	903,912
Class R6	4,222,787	820,369	2,599,892	4,430,623	38,431	31,979
Class Y	15,392	654,640	17,816	77,267	3,897	3,014

Shares from reorganization:[2]
Class A	—	—	—	584,984	—	9,904,101
Class C	—	—	—	20,015	—	82,030
Class R	—	—	—	—	—	7,348
Institutional Class[1]	—	—	—	1,925,479	—	2,057,656
Class R6	—	—	—	4,550	—	38,335
Class Y	—	—	—	—	—	32,857

Shares issued upon reinvestment of dividends and distributions:
Class A	—	18,046,089	120,109	330,443	—	670,656
Class C	—	240,863	1,127	3,910	—	10,351
Class R	—	1,006	1,208	3,200	—	810
Institutional Class[1]	—	3,482,490	307,989	796,126	—	198,989
Class R6	—	331,726	269,771	709,041	—	13,718
Class Y	—	199,584	3,259	7,062	—	3,063
	9,677,595	40,110,918	9,499,697	18,844,095	493,708	14,401,764

Shares redeemed:
Class A	(13,040,587)	(28,746,723)	(1,404,339)	(2,653,001)	(1,484,912)	(2,975,422)
Class C	(223,865)	(549,280)	(16,652)	(108,970)	(26,057)	(63,015)
Class R	(1,471)	(241)	(20,619)	(28,321)	(1,178)	(4,381)
Institutional Class[1]	(5,959,132)	(12,319,800)	(6,544,025)	(11,792,955)	(944,363)	(2,522,971)
Class R6	(6,845,665)	(801,995)	(8,117,970)	(4,249,290)	(42,334)	(61,698)
Class Y	(102,452)	(938,858)	(34,346)	(47,794)	(18,129)	(13,455)
	(26,173,172)	(43,356,897)	(16,137,951)	(18,880,331)	(2,516,973)	(5,640,942)
Net increase (decrease)	(16,495,577)	(3,245,979)	(6,638,254)	(36,236)	(2,023,265)	8,760,822

	Macquarie High Income Fund		Macquarie International Core Equity Fund		Macquarie Large Cap Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/25	3/31/25	9/30/25	3/31/25	9/30/25	3/31/25
Shares sold:
Class A	3,495,249	12,286,572	873,054	1,482,061	1,123,220	4,664,405
Class C	143,072	971,704	38,267	42,551	137,533	468,390
Class R	89,171	380,972	38,745	90,153	71,685	222,033
Institutional Class[1]	33,876,688	37,481,002	3,093,989	6,143,644	10,738,603	43,833,711
Class R6	534,575	3,505,979	419,227	2,381,690	329,822	1,475,240
Class Y	864,384	2,325,970	155,896	772,619	58,500	312,256

Shares from reorganization:[2]
Class A	—	50,917,870	—	8,196,383	—	20,383,763
Class C	—	393,307	—	148,964	—	183,650
Class R	—	363,928	—	60,957	—	25,317
Institutional Class[1]	—	15,494,063	—	6,027,488	—	2,481,780
Class R6	—	8,707,578	—	136,975	—	—
Class Y	—	—	—	22,062	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	6,004,528	13,449,120	—	135,235	—	1,469,040
Class C	328,682	913,301	—	—	—	64,285
Class R	156,478	345,892	—	5,179	—	18,588
Institutional Class[1]	4,995,006	11,595,320	—	275,705	—	1,716,195
Class R6	237,108	1,051,884	—	76,602	—	88,977
Class Y	219,019	526,707	—	14,146	—	17,167
	50,943,960	160,711,169	4,619,178	26,012,414	12,459,363	77,424,797

Shares redeemed:
Class A	(26,331,205)	(51,992,986)	(1,947,135)	(4,010,367)	(7,542,183)	(15,347,054)
Class C	(2,851,692)	(7,451,502)	(184,722)	(479,893)	(436,307)	(825,318)
Class R	(537,855)	(1,071,872)	(202,696)	(335,384)	(152,411)	(420,760)
Institutional Class[1]	(54,516,663)	(74,654,313)	(4,615,322)	(12,819,600)	(25,034,795)	(38,362,081)
Class R6	(10,620,745)	(5,338,827)	(4,766,685)	(5,072,537)	(2,151,181)	(4,110,550)
Class Y	(2,311,998)	(4,102,713)	(223,874)	(687,091)	(136,631)	(237,029)
	(97,170,158)	(144,612,213)	(11,940,434)	(23,404,872)	(35,453,508)	(59,302,792)
Net increase (decrease)	(46,226,198)	16,098,956	(7,321,256)	2,607,542	(22,994,145)	18,122,005

Notes to financial statements
Ivy Funds
4. Capital Shares (continued)
	Macquarie Mid Cap Growth Fund		Macquarie Mid Cap Income Opportunities Fund		Macquarie Small Cap Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/25	3/31/25	9/30/25	3/31/25	9/30/25	3/31/25
Shares sold:
Class A	811,988	2,372,056	299,147	571,665	651,822	1,933,784
Class C	52,841	287,527	7,035	40,636	89,731	265,232
Class R	77,493	209,630	45,390	82,866	90,867	258,104
Institutional Class[1]	4,676,270	17,126,787	2,285,474	8,196,695	1,832,144	4,353,861
Class R6	2,022,080	6,981,096	282,145	653,846	287,573	845,062
Class Y	208,825	1,053,883	45,473	61,552	275,408	163,514

Shares from reorganization:[2]
Class A	—	24,121,871	—	—	—	1,624,592
Class C	—	1,737,673	—	—	—	636,743
Class R	—	305,604	—	—	—	128,838
Institutional Class[1]	—	11,473,739	—	—	—	3,106,920
Class R6	—	1,159,373	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	—	4,928,324	56,574	825,188	—	2,616,229
Class C	—	421,575	2,354	80,009	—	286,054
Class R	—	156,283	3,517	61,816	—	218,737
Institutional Class[1]	—	5,237,432	278,410	4,275,169	—	667,681
Class R6	—	2,136,947	35,621	471,523	—	173,262
Class Y	—	412,517	5,020	69,433	—	56,009
	7,849,497	80,122,317	3,346,160	15,390,398	3,227,545	17,334,622

Shares from reverse stock split:
Class C	—	—	—	—	(1,401,673)[3]	—

Shares redeemed:
Class A	(8,643,233)	(15,958,299)	(769,202)	(1,777,782)	(5,364,754)	(10,866,377)
Class C	(850,414)	(1,957,372)	(142,004)	(298,666)	(436,693)	(1,109,733)
Class R	(266,315)	(662,636)	(78,093)	(216,218)	(387,427)	(704,928)
Institutional Class[1]	(28,205,598)	(47,570,371)	(8,237,256)	(18,850,209)	(5,235,191)	(11,050,691)
Class R6	(10,534,752)	(15,013,343)	(1,027,131)	(1,514,329)	(961,679)	(4,206,296)
Class Y	(1,408,515)	(2,665,483)	(64,471)	(192,830)	(223,524)	(621,157)
	(49,908,827)	(83,827,504)	(10,318,157)	(22,850,034)	(12,609,268)	(28,559,182)
Net decrease	(42,059,330)	(3,705,187)	(6,971,997)	(7,459,636)	(10,783,396)	(11,224,560)

	Macquarie Smid Cap Core Fund		Macquarie Systematic Emerging Markets Equity Fund
	Six months ended	Year ended	Six months ended	Year ended
	9/30/25	3/31/25	9/30/25	3/31/25
Shares sold:
Class A	221,672	689,504	266,069	647,049
Class C	23,808	87,287	47,689	253,564
Class R	120,406	191,943	241,124	52,906
Institutional Class[1]	3,098,902	2,980,869	1,075,812	4,389,060
Class R6	176,872	295,821	341,827	954,184
Class Y	27,013	33,535	174,084	320,518

Shares issued upon reinvestment of dividends and distributions:
Class A	11,208	19,786	—	237,493
Class C	343	939	—	38,318
Class R	1,020	1,719	—	9,915
Institutional Class[1]	16,198	26,819	—	596,621
Class R6	4,803	8,259	—	170,222
Class Y	332	628	—	42,497
	3,702,577	4,337,109	2,146,605	7,712,347

Shares redeemed:
Class A	(658,224)	(1,484,452)	(884,598)	(2,237,933)
Class C	(155,626)	(304,949)	(247,732)	(493,633)
Class R	(97,606)	(274,180)	(45,455)	(69,308)
Institutional Class[1]	(2,685,346)	(2,771,055)	(3,727,186)	(7,697,932)
Class R6	(251,298)	(538,301)	(1,233,662)	(2,472,031)
Class Y	(43,963)	(56,438)	(203,337)	(384,233)
	(3,892,063)	(5,429,375)	(6,341,970)	(13,355,070)
Net decrease	(189,486)	(1,092,266)	(4,195,365)	(5,642,723)
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[2]	See Note 5.
[3]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 26, 2025.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous pages and on the “Statements of changes in net assets.” For the six months ended September 30, 2025 and the year ended March 31, 2025, each Fund had the following exchange transactions:
	Six months ended September 30, 2025			Year ended March 31, 2025
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Macquarie Core Equity Fund			$480,931			$3,523,804
Class A	13,084	14,398		162,253	28,925
Class C	15,574	—		41,078	—
Institutional Class[1]	2,989	8,335		4,462	112,179

Notes to financial statements
Ivy Funds
4. Capital Shares (continued)
	Six months ended September 30, 2025			Year ended March 31, 2025
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Class R6	—	2,027		—	23,894
Macquarie Global Bond Fund			$666,156			$129,102
Class A	70,826	430		8,696	4,272
Class C	430	—		5,318	—
Institutional Class[1]	—	303		—	9,754
Class R6	—	70,599		—	—
Macquarie Global Growth Fund			$43,410			$415,159
Class A	308	935		6,866	4,475
Class C	1,616	—		4,468	—
Institutional Class[1]	—	290		1,408	6,369
Class R6	—	—		—	127
Class Y	—	—		—	376
Macquarie High Income Fund			$681,444			$5,720,992
Class A	56,881	34,810		574,939	181,699
Class C	45,338	—		221,936	—
Institutional Class[1]	13,049	75,274		20,899	761,275
Class R6	—	5,173		—	1,418
Class Y	—	—		126,422	—
Macquarie International Core Equity Fund			$207,046			$967,673
Class A	1,009	2,368		14,930	9,362
Class C	7,763	—		21,278	—
Institutional Class[1]	805	5,317		5,928	32,915
Class R6	—	781		—	3,187
Class Y	—	—		6,404	—
Macquarie Large Cap Growth Fund			$1,346,536			$7,740,731
Class A	15,313	8,383		168,950	47,650
Class C	11,951	—		40,670	—
Institutional Class[1]	5,574	9,591		21,346	139,392
Class R6	6,206	15,579		1,343	17,290
Class Y	—	—		—	1,045
Macquarie Mid Cap Growth Fund			$825,652			$5,375,176
Class A	5,819	14,303		73,770	39,983
Class C	13,411	—		46,799	—
Institutional Class[1]	14,994	6,238		15,391	132,521
Class R6	1,003	10,163		60,385	4,920
Class Y	—	—		2,133	—
Macquarie Mid Cap Income Opportunities Fund			$366,980			$3,089,872
Class A	858	17,503		72,898	43,257
Class C	16,667	—		34,873	—
Institutional Class[1]	1,157	857		11,424	118,843
Class R6	—	383		—	544
Class Y	111	—		43,388	—
Macquarie Small Cap Growth Fund			$95,286			$1,637,758
Class A	1,116	2,607		91,328	18,515
Class C	13,831	—		62,376	—
Institutional Class[1]	—	2,848		94	37,991
Class R6	—	356		—	25,165

	Six months ended September 30, 2025			Year ended March 31, 2025
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Class Y	—	—		2,060	—
Macquarie Smid Cap Core Fund			$244,269			$368,109
Class A	—	14,286		11,911	5,809
Class C	2,262	—		13,633	—
Institutional Class[1]	10,858	—		622	12,262
Class R6	—	—		—	2,229
Macquarie Systematic Emerging Markets Equity Fund			$265,324			$1,012,462
Class A	3,941	7,073		18,444	9,788
Class C	5,022	—		8,876	—
Institutional Class[1]	4,983	5,270		17,640	30,913
Class R6	—	577		—	10,203
Class Y	—	—		8,530	—
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
5. Reorganizations
The following reorganizations occurred in a prior reporting period, as noted on the "Statements of changes in net assets." On January 16, 2024, the Board and the applicable corresponding board of trustees approved the reorganizations of the following acquired funds with and into the following acquiring funds (each a "Reorganization" and together the "Reorganizations"):
Acquired Fund(s)	Acquiring Fund
Delaware Ivy High Yield Fund (Acquired Fund I), a series of the Trust Delaware High-Yield Opportunities Fund (Acquired Fund II), a series of Delaware Group Income Funds	Macquarie High Income Fund (Acquiring Fund I), a series of the Trust
Delaware Ivy Total Return Bond Fund (Acquired Fund III), a series of the Trust	Macquarie Global Bond Fund (Acquiring Fund II), a series of the Trust
Delaware International Equity Fund (Acquired Fund IV), a series of Delaware Group Global & International Funds Delaware International Equity Fund II (Acquired Fund V), a series of the Trust	Macquarie International Core Equity Fund (Acquiring Fund III), a series of the Trust
Delaware Global Equity Fund (Acquired Fund VI), a series of Delaware Global Equity Funds IV Delaware Global Equity Fund II (Acquired Fund XI), a series of the Trust	Macquarie Global Growth Fund (Acquiring Fund IV), a series of the Trust

Notes to financial statements
Ivy Funds
5. Reorganizations (continued)
Acquired Fund(s)	Acquiring Fund
Delaware Ivy Accumulative Fund (Acquired Fund VII), a series of the Trust Delaware Select Growth Fund (Acquired Fund VIII), a series of Voyageur Mutual Funds III	Macquarie Large Cap Growth Fund (Acquiring Fund V), a series of the Trust
Delaware Mid Cap Growth Equity Fund (Acquired Fund IX), a series of Delaware Group Equity Funds IV	Macquarie Mid Cap Growth Fund (Acquiring Fund VI), a series of the Trust
Delaware Small Cap Growth Fund (Acquired Fund X), a series of Delaware Group Equity Funds IV	Macquarie Small Cap Growth Fund (Acquiring Fund VII), a series of the Trust
In approving the Reorganizations, the Board and the applicable corresponding board of trustees considered various factors, including that the applicable Acquiring Fund and the applicable Acquired Fund shared substantially similar or identical investment objectives, similar principal investment strategies and principal risks, and materially similar or identical fundamental investment restrictions and that the applicable Acquiring Fund's overall total expense ratio was equal to or lower than the corresponding Acquired Fund's total expense ratio following the applicable Reorganization taking into account applicable expense limitation arrangements.
The applicable Acquired Fund shareholders approved each Reorganization on the following dates:
Acquired Fund	Shareholder Approval Date
Acquired Fund II Acquired Fund IV Acquired Fund V Acquired Fund VI	March 25, 2024
Acquired Fund VII Acquired Fund VIII	April 30, 2024
Acquired Fund IX Acquired Fund X	May 6, 2024
Acquired Fund XI	June 6, 2024
No shareholder approval was required for the Acquired Fund I Reorganization and Acquired Fund III Reorganization.
Pursuant to an Agreement and Plan of Reorganization (the Plan): (i) all of the property, and assets of each Acquired Fund were acquired by the applicable Acquiring Fund and (ii) the applicable trust, on behalf of the applicable Acquiring Fund, assumed the liabilities of the applicable Acquired Fund, in exchange for shares of the applicable Acquiring Fund. In accordance with the Plan, each Acquired Fund liquidated and dissolved following the applicable Reorganization. The Reorganizations were accomplished by a tax-free exchange of shares on the following dates:
Acquired Fund	Reorganization Date
Acquired Fund I Acquired Fund II Acquired Fund III	April 26, 2024
Acquired Fund IV Acquired Fund V Acquired Fund VI	May 3, 2024
Acquired Fund VII Acquired Fund VIII Acquired Fund IX Acquired Fund X	June 7, 2024
Acquired Fund XI	July 26, 2024
For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the applicable Acquired Funds was carried forward to align ongoing reporting of the applicable Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Acquired Fund I, the Acquired Fund II and the Acquiring Fund I Reorganization were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$6,548,465	776,805	1,091,411	$1,081,506,264	1.4050
Class C	—	—	—	106,974,966	—
Class I	19,011,243	2,255,189	3,168,541	992,606,874	1.4050
Class R	—	—	—	32,247,080	—
Class R6	15,945	1,878	2,657	52,045,106	1.4148
Class Y	—	—	—	54,109,954	—
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$298,958,478	88,188,342	49,826,459	$1,081,506,264	0.5650
Class C	2,359,840	696,118	393,307	106,974,966	0.5650
Class I/Institutional Class*	73,953,134	21,879,625	12,325,522	992,606,874	0.5633
Class R	2,183,570	642,227	363,928	32,247,080	0.5667
Class R6	52,229,524	15,452,522	8,704,921	52,045,106	0.5633
Class Y	—	—	—	54,109,954	—
* Acquired Fund II Institutional Class shares are named Class I for the Acquiring Fund I.
The net assets of the Acquired Fund I and Acquired Fund II before the Acquired Fund I and Acquired Fund II Reorganization were $25,666,340 and $430,065,117, respectively. The Acquired Fund I and Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund I and Acquired Fund II Reorganization. The net assets of the Acquiring Fund I immediately following the Acquired Fund I and Acquired Fund II Reorganization were $2,774,750,443.

Notes to financial statements
Ivy Funds
5. Reorganizations (continued)
The share transactions associated with the Acquired Fund III and the Acquiring Fund II Reorganization were as follows:
	Acquired Fund III Net Assets	Acquired Fund III Shares Outstanding	Shares Converted to Acquiring Fund II	Acquiring Fund II Net Assets	Conversion Ratio
Class A	$5,241,459	636,099	584,984	$93,345,887	0.9196
Class C	179,136	22,007	20,015	1,666,314	0.9095
Class I	17,233,034	2,073,771	1,925,479	210,589,902	0.9285
Class R	—	—	—	336,493	—
Class R6	40,681	4,797	4,550	163,561,879	0.9485
Class Y	—	—	—	1,968,354	—
The net assets of the Acquired Fund III before the Acquired Fund III Reorganization were $22,789,377. The Acquired Fund III net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund III Reorganization. The net assets of the Acquiring Fund II immediately following the Acquired Fund III Reorganization were $494,163,139.
The share transactions associated with the Acquired Fund IV, the Acquired Fund V and the Acquiring Fund III Reorganization were as follows:
	Acquired Fund IV Net Assets	Acquired Fund IV Shares Outstanding	Shares Converted to Acquiring Fund III	Acquiring Fund III Net Assets	Conversion Ratio
Class A	$135,708,949	9,728,240	6,537,040	$291,262,715	0.6720
Class C	2,389,837	172,054	132,548	17,357,490	0.7704
Class I/Institutional Class*	108,872,439	7,765,509	5,194,296	676,850,654	0.6689
Class R	904,221	64,680	43,598	39,156,771	0.6741
Class R6	2,480,656	176,559	118,014	247,563,186	0.6684
Class Y	—	—	—	38,282,983	—
	Acquired Fund V Net Assets	Acquired Fund V Shares Outstanding	Shares Converted to Acquiring Fund III	Acquiring Fund III Net Assets	Conversion Ratio
Class A	$34,447,967	2,322,857	1,659,343	$291,262,715	0.7144
Class C	295,989	22,056	16,416	17,357,490	0.7443
Class I	17,463,716	1,131,070	833,192	676,850,654	0.7366
Class R	360,018	24,642	17,359	39,156,771	0.7044
Class R6	398,554	25,003	18,961	247,563,186	0.7583
Class Y	461,972	30,473	22,062	38,282,983	0.7240
* Acquired Fund IV Institutional Class shares are named Class I for the Acquiring Fund III.
The net assets of the Acquired Fund IV and Acquired Fund V before the Acquired Fund IV and Acquired Fund V Reorganization were $250,915,360 and $55,086,825, respectively. The Acquired Fund IV and Acquired Fund V net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund IV and Acquired Fund V Reorganization. The net assets of the Acquiring Fund III immediately following the Acquired Fund IV and Acquired Fund V Reorganization were $1,614,258,117.

The share transactions associated with the Acquired Fund VI and the Acquiring Fund IV Reorganization were as follows:
	Acquired Fund VI Net Assets	Acquired Fund VI Shares Outstanding	Shares Converted to Acquiring Fund IV	Acquiring Fund IV Net Assets	Conversion Ratio
Class A	$179,284,431	27,329,944	5,236,111	$337,173,127	0.1916
Class C	—	—	—	2,107,600	—
Class I/Institutional Class*	3,050,836	433,974	84,324	175,334,869	0.1943
Class R	—	—	—	758,475	—
Class R6	105,652	14,776	2,912	14,386,544	0.1971
Class Y	—	—	—	1,816,818	—
* Acquired Fund VI Institutional Class shares are named Class I for the Acquiring Fund IV.
The net assets of the Acquired Fund VI before the Acquired Fund VI Reorganization were $182,637,841. The Acquired Fund VI net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund VI Reorganization. The net assets of the Acquiring Fund IV immediately following the Acquired Fund VI Reorganization were $714,018,352.
The share transactions associated with the Acquired Fund VII, the Acquired Fund VIII and the Acquiring Fund V Reorganization were as follows:
	Acquired Fund VII Net Assets	Acquired Fund VII Shares Outstanding	Shares Converted to Acquiring Fund V	Acquiring Fund V Net Assets	Conversion Ratio
Class A	$496,817,294	81,445,458	14,852,535	$2,577,336,834	0.1824
Class C	1,403,074	393,018	61,918	60,906,353	0.1575
Class I	64,773,215	10,281,463	1,760,620	4,211,398,600	0.1712
Class R	—	—	—	33,923,702	—
Class R6	—	—	—	308,859,780	—
Class Y	—	—	—	34,960,874	—
	Acquired Fund VIII Net Assets	Acquired Fund VIII Shares Outstanding	Shares Converted to Acquiring Fund V	Acquiring Fund V Net Assets	Conversion Ratio
Class A	$185,019,574	6,755,005	5,531,228	$2,577,336,834	0.8188
Class C	2,758,443	254,704	121,732	60,906,353	0.4779
Class I/Institutional Class*	26,531,473	810,369	721,160	4,211,398,600	0.8899
Class R	777,982	32,840	25,317	33,923,702	0.7709
Class R6	—	—	—	308,859,780	—
Class Y	—	—	—	34,960,874	—
* Acquired Fund VIII Institutional Class shares are named Class I for the Acquiring Fund V.
The net assets of the Acquired Fund VII and Acquired Fund VIII before the Acquired Fund VII and Acquired Fund VIII Reorganizations were $563,069,889 and $215,107,483, respectively. The Acquired Fund VII and Acquired Fund VIII net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund VII and Acquired Fund VIII Reorganization. The net assets of the Acquiring Fund V immediately following the Acquired Fund VII and Acquired Fund VIII Reorganization were $8,005,467,198.

Notes to financial statements
Ivy Funds
5. Reorganizations (continued)
The share transactions associated with the Acquired Fund IX and the Acquiring Fund VI Reorganization were as follows:
	Acquired Fund IX Net Assets	Acquired Fund IX Shares Outstanding	Shares Converted to Acquiring Fund VI	Acquiring Fund VI Net Assets	Conversion Ratio
Class A	$643,330,310	40,008,104	24,121,871	$1,420,384,857	0.6029
Class C	32,772,506	1,713,147	1,737,673	62,385,230	1.0143
Class I/Institutional Class*	353,505,893	12,317,278	11,473,739	2,868,013,709	0.9315
Class R	7,649,278	590,678	305,604	50,264,343	0.5174
Class R6	36,218,815	1,252,380	1,159,373	1,185,239,557	0.9257
Class Y	—	—	—	214,893,557	—
* Acquired Fund IX Institutional Class shares are named Class I for the Acquiring Fund VI.
The net assets of the Acquired Fund IX before the Acquired Fund IX Reorganization were $1,074,266,205. The Acquired Fund IX net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund IX Reorganization. The net assets of the Acquiring Fund VI immediately following the Acquired Fund IX Reorganization were $6,874,658,055.
The share transactions associated with the Acquired Fund X and the Acquiring Fund VII Reorganization were as follows:
	Acquired Fund X Net Assets	Acquired Fund X Shares Outstanding	Shares Converted to Acquiring Fund VII	Acquiring Fund VII Net Assets	Conversion Ratio
Class A	$19,820,021	1,939,337	1,624,592	$585,855,428	0.8377
Class C	4,221,604	451,026	636,743	14,797,607	1.4118
Class I/Institutional Class*	64,499,652	6,154,547	3,106,920	404,141,184	0.5048
Class R	1,475,192	148,859	128,838	41,445,732	0.8655
Class R6	—	—	—	161,923,550	—
Class Y	—	—	—	31,021,579	—
* Acquired Fund X Institutional Class shares are named Class I for the Acquiring Fund VII.
The net assets of the Acquired Fund X before the Acquired Fund X Reorganization were $90,069,019. The Acquired Fund X net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund X Reorganization. The net assets of the Acquiring Fund VII immediately following the Acquired Fund X Reorganization were $1,329,201,549.
The share transactions associated with the Acquired Fund XI and the Acquiring Fund IV Reorganization were as follows:
	Acquired Fund XI Net Assets	Acquired Fund XI Shares Outstanding	Shares Converted to Acquiring Fund IV	Acquiring Fund IV Net Assets	Conversion Ratio
Class A	$167,347,443	18,170,189	4,667,990	$525,834,105	0.2569
Class C	1,756,259	192,784	82,030	2,039,206	0.4255
Class I	74,769,538	8,074,464	1,973,332	177,898,628	0.2444
Class R	254,446	27,687	7,348	769,281	0.2654
Class R6	1,346,433	145,090	35,423	14,928,737	0.2441
Class Y	1,189,737	129,179	32,857	1,884,175	0.2544

The net assets of the Acquired Fund XI before the Acquired Fund XI Reorganization were $246,923,040. The Acquired Fund XI net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund XI Reorganization. The net assets of the Acquiring Fund IV immediately following the Acquired Fund XI Reorganization were $970,017,988.
Assuming the Reorganizations had been completed on April 1, 2024, the Acquiring Fund's pro forma results of operations for year ended March 31, 2025 would have been as follows:
	Acquiring Fund I	Acquiring Fund II	Acquiring Fund III	Acquiring Fund IV
Net investment income (loss)	$171,370,304	$18,886,670	$ 23,215,715	$ 3,455,080
Net realized gain (loss) on investments	(114,829,838)	2,921,068	129,259,934	64,929,118
Net change in unrealized appreciation (depreciation)	10,544,909	(2,305,694)	(81,132,449)	(17,856,386)
Net increase in net assets resulting from operations	$67,085,375	$19,502,044	$ 71,343,200	$ 50,527,812
	Acquiring Fund V	Acquiring Fund VI	Acquiring Fund VII
Net investment income (loss)	$(11,414,350)	$(27,148,156)	$(10,220,129)
Net realized gain (loss) on investments	568,582,796	770,290,790	133,771,838
Net change in unrealized appreciation (depreciation)	(111,271,771)	(1,527,577,513)	(214,934,225)
Net increase in net assets resulting from operations	$445,896,675	$(784,434,879)	$(91,382,516)
6. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of September 30, 2025, or at any time during the period then ended.
7. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended September 30, 2025.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts  —  Each Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized

Notes to financial statements
Ivy Funds
8. Derivatives (continued)
gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.” At September 30, 2025, Macquarie Global Bond Fund posted $392,003 and received $440,000 in cash as collateral for open forward foreign currency exchange contracts, which is included in “Cash collateral due from brokers” and “Cash collateral due to brokers”, respectively on the “Statements of assets and liabilities.”
During the six months ended September 30, 2025, Macquarie Global Bond Fund used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
During the six months ended September 30, 2025, Macquarie Global Growth Fund used forward foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
During the six months ended September 30, 2025, Macquarie Global Growth Fund experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statements of operations."
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At September 30, 2025, Macquarie Global Bond Fund posted $820,757 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2025, Macquarie Global Bond Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open option contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2025, Macquarie Global Bond Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.
Swap Contracts — Each Fund may enter into CDS and IRS contracts in the normal course of pursuing its investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended September 30, 2025, Macquarie Global Bond Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. At September 30, 2025, Macquarie Global Bond Fund had no outstanding CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if Macquarie Global Bond Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended September 30, 2025, Macquarie Global Bond Fund used CDS contracts to hedge against credit events.
Interest Rate Swaps. An IRS contract is an exchange of interest rates between counterparties. In one instance, an IRS involves payments received by Macquarie Global Bond Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An IRS can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. IRS may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the IRS contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.

Notes to financial statements
Ivy Funds
8. Derivatives (continued)
During the six months ended September 30, 2025, Macquarie Global Bond Fund used IRS contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
At September 30, 2025, Macquarie Global Bond Fund posted $2,123,248 in cash as collateral for open centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”
Fair values of derivative instruments as of September 30, 2025 were as follows:
	Macquarie Global Bond Fund
	Asset Derivatives Fair Value
Statements of asset and liabilities location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$410,156	$—	$410,156
Variation margin due to broker on futures contracts*	—	817,854	817,854
Variation margin due from broker on centrally cleared interest rate swap contracts*	—	1,687,339	1,687,339
Options purchased, at value**	79,851	—	79,851
Total	$490,007	$2,505,193	$2,995,200
	Macquarie Global Bond Fund
	Liability Derivatives Fair Value
Statements of asset and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(1,340,748)	$—	$—	$(1,340,748)
Variation margin due to broker on futures contracts*	—	(862,406)	—	(862,406)
Variation margin due from broker on centrally cleared interest rate swap contracts*	—	(320,960)	—	(320,960)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(118,175)	(118,175)
Options written, at value	(9,233)	—	—	(9,233)
Total	$(1,349,981)	$(1,183,366)	$(118,175)	$(2,651,522)
*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared IRS contracts from the date the contracts were opened through September 30, 2025. Only current day variation margin is reported on the Fund's “Statements of assets and liabilities.”
** Included with “Investments, at value.”

The effect of derivative instruments on the “Statements of operations” for the six months ended September 30, 2025 was as follows:
	Macquarie Global Bond Fund
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(17,822,772)	$(352)	$—	$—	$—	$(17,823,124)
Interest rate contracts	—	(1,469,908)	(444,601)	288,357	1,280,902	(345,250)
Credit contracts	—	—	—	—	147,800	147,800
Total	$(17,822,772)	$(1,470,260)	$(444,601)	$288,357	$1,428,702	$(18,020,574)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$5,506,013	$—	$(112,545)	$63,753	$—	$5,457,221
Interest rate contracts	—	(137,951)	157,882	(83,619)	(684,813)	(748,501)
Credit contracts	—	—	—	—	144,769	144,769
Total	$5,506,013	$(137,951)	$45,337	$(19,866)	$(540,044)	$4,853,489
The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2025:
	Long Derivative Volume
	Macquarie Global Bond Fund		Macquarie Global Growth Fund
Forward foreign currency exchange contracts (average contract amount)		$236,547,623		$1,718
Futures contracts (average notional amount)		272,218,415		—
Options contracts (average value)*		95,167		—
CDS contracts (average notional amount)**		4,464,906		—
Interest rate swap contracts (average notional amount)	CAD	18,750,000	CAD	—
Interest rate swap contracts (average notional amount)	EUR	2,438,906	EUR	—
Interest rate swap contracts (average notional amount)	GBP	90,878,359	GBP	—
Interest rate swap contracts (average notional amount)	JPY	289,062,500	JPY	—
Interest rate swap contracts (average notional amount)	NOK	157,007,813	NOK	—
Interest rate swap contracts (average notional amount)	NZD	20,625,000	NZD	—
Interest rate swap contracts (average notional amount)	SEK	142,312,500	SEK	—
Interest rate swap contracts (average notional amount)		34,780,156		—
	Short Derivative Volume
	Macquarie Global Bond Fund	Macquarie Global Growth Fund
Forward foreign currency exchange contracts (average contract amount)	$22,708,066	$10,513
Futures contracts (average notional amount)	245,794,823	—
Options contracts (average value)*	40,897	—
CDS contracts (average notional amount)**	5,267,813	—

Notes to financial statements
Ivy Funds
8. Derivatives (continued)
* Long represents purchased options and short represents written options.
** Long represents buying protection and short represents selling protection.
9. Offsetting
Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”
At September 30, 2025, certain Funds had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Macquarie Global Bond Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$6,498	$(886,226)	$(879,728)
JPMorgan Chase Bank	154,587	(672,887)	(518,300)
TD Bank	312,824	(12,355)	300,469
Total	$473,909	$(1,571,468)	$(1,097,559)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$(879,728)	$ —	$ —	$ —	$392,003	$(487,725)
JPMorgan Chase Bank	(518,300)	—	—	—	—	(518,300)
TD Bank	300,469	—	—	—	—	300,469
Total	$(1,097,559)	$ —	$ —	$ —	$392,003	$(705,556)
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
10. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended September 30, 2025, each Fund had no securities out on loan.
11. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Funds' investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Funds' investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Notes to financial statements
Ivy Funds
11. Credit and Market Risks (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
Certain Funds invest a portion of their assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds' rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. Macquarie High Income Fund had unfunded loan commitments at the six months ended September 30, 2025.
Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2025. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”

Notes to financial statements
Ivy Funds
12. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
13. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740)  —  Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
14. Subsequent Events
On October 27, 2025, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 6. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 26, 2026.
Management has determined that no other material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At special shareholder meetings held on the dates listed below, shareholders of certain Funds approved a new investment advisory agreement. The results of the voting at these meetings were as follows:
Fund	Special Shareholder Meeting Date	For	Against	Abstain
Macquarie Core Equity Fund	October 16, 2025	89,599,748	3,619,821	8,705,433
Macquarie Global Bond Fund	October 16, 2025	29,777,703	265,004	938,602
Macquarie Global Growth Fund	October 16, 2025	9,393,452	356,780	2,110,818
Macquarie High Income Fund	October 16, 2025	171,789,169	5,493,209	22,788,178
Macquarie International Core Equity Fund	October 16, 2025	29,703,769	518,223	3,122,324
Macquarie Large Cap Growth Fund	October 23, 2025	90,139,080	2,759,192	8,856,516
Macquarie Mid Cap Growth Fund	October 24, 2025	77,237,402	2,461,184	8,748,747
Macquarie Mid Cap Income Opportunities Fund	November 7, 2025	20,685,494	487,304	3,218,497
Macquarie Small Cap Growth Fund	October 31, 2025	30,584,377	1,045,951	4,202,712
Macquarie Smid Cap Core Fund	October 31, 2025	8,780,528	159,673	997,101
Macquarie Systematic Emerging Markets Equity Fund	November 13, 2025	14,121,377	282,756	1,614,426
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Core Equity Fund, Macquarie Global Bond Fund, Macquarie Global Growth Fund, Macquarie High Income Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid

Other Fund information (Unaudited)
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Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
(continued)
Cap Income Opportunities Fund, Macquarie Small Cap Growth Fund, Macquarie Smid Cap Core Fund, and Macquarie Systematic Emerging Markets Equity Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (Nomura) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of the new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including the Macquarie Systematic Emerging Markets Equity Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to provide investment services to the Funds. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2024. For Funds acquired from complexes sponsored by other, predecessor investment managers, the Board considered that each Fund’s performance prior to such acquisition is that of its predecessor investment manager and not DMC.
Macquarie Core Equity Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the first quartile of its Performance Universe, and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the
1- and 5-year periods, performed approximately equal to its benchmark index for the 3-year period, and underperformed its benchmark index for the 10-year period.
Macquarie Global Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional global income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total

Other Fund information (Unaudited)
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Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
(continued)
return for the 1-year period was in the second quartile of its Performance Universe and for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-year period and outperformed its benchmark index for the 3-, 5-, and 10-year periods.
Macquarie Global Growth Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional global large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the first quartile of its Performance Universe and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund performed approximately equal to its benchmark index (net of dividends) for the 1-year period, underperformed its benchmark index (net of dividends) for the 3-year period, and outperformed its benchmark index (net of dividends) for the 5- and 10-year periods.
Macquarie High Income Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe, for the 3-year period was in the third quartile of its Performance Universe, and for the 5- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was below the median of its Performance Universe and for the
5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie International Core Equity Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional international large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was in the second quartile of its Performance Universe and for the 1- and 10-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index (both gross and net of dividends) for the 1- and 10-year periods, underperformed its benchmark index (gross of dividends) for the 3-year period, outperformed its benchmark index (net of dividends) for the 3-year period, and outperformed its benchmark index (both gross and net of dividends) for the 5-year period.
Macquarie Large Cap Growth Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional large-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe, for the 3- and 5-year periods was in the second quartile of its Performance Universe, and for the 10-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the
3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for various periods and any actions that DMC has taken to address performance concerns.
Macquarie Mid Cap Growth Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the fourth quartile of its Performance Universe, for the 5-year period was in the third quartile of its Performance Universe, and for the 10-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was below the median of its Performance Universe, and for the

10-year period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie Mid Cap Income Opportunities Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the fourth, third, third, and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5- year periods was below the median of its Performance Universe and for the 10-year period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.
Macquarie Small Cap Growth Fund. The Performance Universe consists of the Fund and all retail and institutional small-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second, third, third, and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was above the median of its Performance Universe and for the 3-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, and 5-year periods and outperformed its benchmark index for the 10-year period. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie Smid Cap Core Fund. The Performance Universe consists of the Fund and all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was in the first quartile of its Performance Universe and for the 5-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was above the median of its Performance Universe and for the 5-year period was slightly below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 3-year periods and underperformed its benchmark index for the 5- and 10-year periods.
Macquarie Systematic Emerging Markets Equity Fund. The Performance Universe consists of the Fund and all retail and institutional emerging markets funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second, third, second, and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (net of dividends) for the 1-, 5-, and 10-year periods and underperformed its benchmark index (net of dividends) for the 3-year period.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.

Other Fund information (Unaudited)
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Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
(continued)
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie Core Equity Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Global Bond Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Global Growth Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie High Income Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie International Core Equity Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Large Cap Growth Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Mid Cap Growth Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Mid Cap Income Opportunities Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Small Cap Growth Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Smid Cap Core Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Systematic Emerging Markets Equity Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, Macquarie International Core Equity Fund’s, Macquarie Mid Cap Income Opportunities Fund’s, Macquarie Small Cap Growth Fund’s and Macquarie Systematic Emerging Markets Equity Fund’s net assets each exceeded their first breakpoint level; Macquarie Core Equity Fund’s and Macquarie High Income Fund’s net assets each exceeded their third breakpoint level and Macquarie Mid Cap Growth Fund’s and Macquarie Large Cap Growth Fund’s net assets each exceeded their fourth breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4943458)
SEMIANN-IVYFUNDS-1125
This page is not part of the financial statements and other information.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 26, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 26, 2025